                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839

              ----------------------------------------------------

                            STREETTRACKS SERIES TRUST

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


   (Name and Address of Agent for Service)                    Copy to:

James E. Ross                                Ryan Louvar, Esq.
President                                    Vice President and Counsel
SSgA Funds Management Inc.                   State Street Bank and Trust Company
State Street Financial Center                State Street Financial Center
One Lincoln Street                           One Lincoln Street
Boston, MA 02111                             Boston, MA 02111


Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------
Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.9%
Boeing Co. ..........................      4,939  $    389,440
General Dynamics Corp. ..............      2,188       156,814
Goodrich Corp. ......................      1,363        55,229
Honeywell International, Inc. .......      5,007       204,786
L-3 Communications Holdings, Inc. ...        995        77,939
Lockheed Martin Corp. ...............      2,251       193,721
Northrop Grumman Corp. ..............      2,087       142,062
Precision Castparts Corp. ...........        738        46,612
Raytheon Co. ........................      3,285       157,713
Rockwell Collins, Inc. ..............      1,581        86,702
United Technologies Corp. ...........      5,914       374,652
                                                  ------------
                                                     1,885,670
                                                  ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. .......        790        35,218
Expeditors International Washington,
  Inc. ..............................      2,496       111,272
FedEx Corp. .........................      1,902       206,709
Forward Air Corp. ...................      1,642        54,334
United Parcel Service, Inc. (Class
  B).................................      3,611       259,775
                                                  ------------
                                                       667,308
                                                  ------------
AIRLINES -- 0.2%
AMR Corp.(a).........................      2,148        49,705
JetBlue Airways Corp.(a).............      2,417        22,406
Southwest Airlines Co. ..............      5,749        95,778
                                                  ------------
                                                       167,889
                                                  ------------
AUTO COMPONENTS -- 0.2%
Gentex Corp. ........................      2,563        36,420
Johnson Controls, Inc. ..............      1,517       108,830
Lear Corp. ..........................      1,025        21,218
Modine Manufacturing Co. ............      1,513        36,811
Proliance International, Inc.(a).....        426         1,947
The Goodyear Tire & Rubber Co.(a)....      2,457        35,626
                                                  ------------
                                                       240,852
                                                  ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ......................     13,446       108,778
General Motors Corp. ................      3,226       107,297
Harley-Davidson, Inc. ...............      2,293       143,886
Thor Industries, Inc. ...............        300        12,351
                                                  ------------
                                                       372,312
                                                  ------------
BEVERAGES -- 1.7%
Anheuser-Busch Cos., Inc. ...........      4,576       217,406
Coca-Cola Enterprises, Inc. .........      2,744        57,158
Constellation Brands, Inc. (Class
  A)(a)..............................      1,957        56,322
PepsiCo, Inc. .......................     10,596       691,495
The Coca-Cola Co. ...................     14,064       628,379
The Pepsi Bottling Group, Inc. ......      1,892        67,166
                                                  ------------
                                                     1,717,926
                                                  ------------
BIOTECHNOLOGY -- 1.8%
Alfacell Corp.(a)....................        800         1,096
Amgen, Inc.(a).......................      8,456       604,858
Amylin Pharmaceuticals, Inc.(a)......        300        13,221

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
AVI BioPharma, Inc.(a)...............      2,100  $      7,623
BioCryst Pharmaceuticals, Inc.(a)....        500         6,235
Biogen Idec, Inc.(a).................      2,719       121,485
Celgene Corp.(a).....................      3,058       132,411
Cephalon, Inc.(a)....................      1,072        66,196
Chelsea Therapeutics International,
  Inc.(a)............................      1,100         4,235
Dyadic International, Inc.(a)........      1,300         5,525
Genentech, Inc.(a)...................      3,210       265,467
Genzyme Corp.(a).....................      1,662       112,135
Gilead Sciences, Inc.(a).............      3,326       228,496
Human Genome Sciences, Inc.(a).......      2,958        34,135
ImClone Systems, Inc.(a).............        961        27,216
MedImmune, Inc.(a)...................      2,654        77,523
Millennium Pharmaceuticals,
  Inc.(a)............................      4,490        44,676
Neurocrine Biosciences, Inc.(a)......        941        10,116
Novavax, Inc.(a).....................      1,900         7,201
OSI Pharmaceuticals, Inc.(a).........        400        15,012
Sirna Therapeutics, Inc.(a)..........      2,000        11,140
Threshold Pharmaceuticals, Inc.(a)...        400         1,028
                                                  ------------
                                                     1,797,030
                                                  ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. ........      1,549        65,012
Masco Corp. .........................      2,832        77,653
Simpson Manufacturing Co., Inc. .....        300         8,109
                                                  ------------
                                                       150,774
                                                  ------------
CAPITAL MARKETS -- 3.1%
A.G. Edwards, Inc. ..................        500        26,640
Ameriprise Financial, Inc. ..........      1,402        65,754
E*TRADE Financial Corp.(a)...........      4,141        99,053
Franklin Resources, Inc. ............      1,124       118,863
Goldman Sachs Group, Inc. ...........      2,673       452,191
Investors Financial Services
  Corp. .............................        500        21,540
Janus Capital Group, Inc. ...........      3,255        64,189
Legg Mason, Inc. ....................        922        92,993
Lehman Brothers Holdings, Inc. ......      3,702       273,430
Mellon Financial Corp. ..............      3,158       123,478
Merrill Lynch & Co., Inc. ...........      5,475       428,254
Morgan Stanley.......................      6,491       473,259
Northern Trust Corp. ................      1,706        99,681
SEI Investments Co. .................      1,354        76,081
State Street Corp.(c)................      2,141       133,598
T. Rowe Price Group, Inc. ...........      1,510        72,253
TD Ameritrade Holding Corp. .........      1,566        29,519
The Bank of New York Co., Inc. ......      5,135       181,060
The Bear Stearns Cos., Inc. .........        736       103,114
The Charles Schwab Corp. ............      9,251       165,593
Waddell & Reed Financial, Inc. (Class
  A).................................      2,329        57,643
                                                  ------------
                                                     3,158,186
                                                  ------------
CHEMICALS -- 1.4%
Air Products & Chemicals, Inc. ......      1,655       109,842
Ashland, Inc. .......................        772        49,238
Cabot Corp. .........................        400        14,880

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Chemtura Corp. ......................      2,309  $     20,019
E. I. du Pont de Nemours & Co. ......      6,455       276,532
Eastman Chemical Co. ................        962        51,967
Ecolab, Inc. ........................      1,968        84,270
Lyondell Chemical Co. ...............      2,154        54,647
Monsanto Co. ........................      3,964       186,348
Nalco Holding Co.(a).................        600        11,112
PPG Industries, Inc. ................      1,393        93,443
Praxair, Inc. .......................      2,521       149,142
Rohm & Haas Co. .....................      1,423        67,379
Sigma-Aldrich Corp. .................        400        30,268
The Dow Chemical Co. ................      6,446       251,265
Tronox, Inc. ........................        146         1,865
                                                  ------------
                                                     1,452,217
                                                  ------------
COMMERCIAL BANKS -- 4.6%
AmSouth Bancorp......................        600        17,424
Arrow Financial Corp. ...............      1,904        48,297
Bank of Granite Corp. ...............      3,826        67,074
Bank of Hawaii Corp. ................        400        19,264
BB&T Corp. ..........................      3,443       150,735
Capitol Bancorp, Ltd. ...............      1,487        66,172
Cathay General Bancorp...............        300        10,830
Columbia Banking System, Inc. .......      1,994        63,828
Comerica, Inc. ......................        500        28,460
Commerce Bancorp, Inc. ..............      1,666        61,159
Commercial Bankshares, Inc. .........        664        23,685
Community Banks, Inc. ...............      2,351        63,007
Compass Bancshares, Inc. ............        500        28,490
CVB Financial Corp. .................      3,664        54,117
Farmers Capital Bank Corp. ..........      1,623        54,971
Fifth Third Bancorp..................      3,129       119,152
First Bancorp-North Carolina.........      1,073        21,868
First Commonwealth Financial
  Corp. .............................      4,695        61,176
First Community Bancorp, Inc. .......        916        51,250
First Merchants Corp. ...............      2,242        53,023
FNB Corp. ...........................      1,981        71,336
Horizon Financial Corp. .............      1,211        36,160
Huntington Bancshares, Inc. .........        700        16,751
Independent Bank Corp.-
  Massachusetts......................      1,550        50,406
Integra Bank Corp. ..................      1,356        34,280
International Bancshares Corp. ......        400        11,872
Keycorp..............................      2,589        96,932
Lakeland Financial Corp. ............      2,684        63,101
M&T Bank Corp. ......................        600        71,976
Marshall & Ilsley Corp. .............        800        38,544
National City Corp. .................      3,372       123,415
National Penn Bancshares, Inc. ......      2,930        57,493
North Fork Bancorp, Inc. ............      2,870        82,197
Old National Bancorp.................        500         9,550
Omega Financial Corp. ...............      1,830        55,028
PNC Financial Services Group.........      1,623       117,570
Popular, Inc. .......................      1,800        34,992
Regions Financial Corp. .............      3,150       115,889
Renasant Corp. ......................      2,611        73,291
Republic Bancorp, Inc.- Michigan.....      4,525        60,318
Sandy Spring Bancorp, Inc. ..........      1,552        54,879
Simmons First National Corp. ........      2,126        61,675
Sterling Financial
  Corp.  --  Pennsylvania............      2,641        58,076
SunTrust Banks, Inc. ................      1,994       154,096
Synovus Financial Corp. .............        800        23,496

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
TD Banknorth, Inc. ..................      1,661  $     47,970
Trustmark Corp. .....................        400        12,572
U.S. Bancorp.........................     11,631       386,382
UCBH Holdings, Inc. .................      2,540        44,348
Umpqua Holdings Corp. ...............      2,591        74,103
UnionBanCal Corp. ...................        400        24,360
United Bankshares, Inc. .............        300        11,166
United Community Banks, Inc. ........      2,115        63,556
Wachovia Corp. ......................      9,998       557,888
Wells Fargo & Co. ...................     20,308       734,743
Zions Bancorp........................        156        12,450
                                                  ------------
                                                     4,606,843
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
ACCO Brands Corp.(a).................        302         6,722
ADESA, Inc. .........................      1,543        35,659
Aramark Corp. .......................        900        29,574
Avery Dennison Corp. ................      1,117        67,210
ChoicePoint, Inc.(a).................      1,128        40,382
Cintas Corp. ........................      1,532        62,552
Dun & Bradstreet Corp.(a)............        830        62,242
Ennis, Inc. .........................      2,636        57,069
Equifax, Inc. .......................      1,491        54,735
Herman Miller, Inc. .................      1,442        49,331
Manpower, Inc. ......................        464        28,429
Monster Worldwide, Inc.(a)...........      1,415        51,209
Pitney Bowes, Inc. ..................      1,849        82,040
R.R. Donnelley & Sons Co. ...........      2,345        77,291
Robert Half International, Inc. .....      2,014        68,416
Waste Connections, Inc.(a)...........        300        11,373
Waste Management, Inc. ..............      4,387       160,915
                                                  ------------
                                                       945,149
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
3Com Corp.(a)........................      8,706        38,393
ADC Telecommunications, Inc.(a)......      1,612        24,180
Andrew Corp.(a)......................      2,637        24,340
Avaya, Inc.(a).......................      4,407        50,416
Avici Systems, Inc.(a)...............        100           865
Avocent Corp.(a).....................        400        12,048
Cisco Systems, Inc.(a)...............     41,814       961,722
Comverse Technology, Inc.(a).........      1,969        42,215
Corning, Inc.(a).....................     10,047       245,247
Finisar Corp.(a).....................      3,000        10,890
Foundry Networks, Inc.(a)............        900        11,835
Harris Corp. ........................      1,571        69,894
JDS Uniphase Corp.(a)................     18,438        40,379
Juniper Networks, Inc.(a)............      3,809        65,820
Lucent Technologies, Inc.(a).........     33,533        78,467
Motorola, Inc. ......................     16,363       409,075
Plantronics, Inc. ...................        400         7,012
QUALCOMM, Inc. ......................     10,971       398,796
Relm Wireless Corp(a)................        100           781
Tellabs, Inc.(a).....................      5,120        56,115
Terabeam, Inc.(a)....................        200           470
                                                  ------------
                                                     2,548,960
                                                  ------------
COMPUTERS & PERIPHERALS -- 3.2%
Apple Computer, Inc.(a)..............      5,669       436,683
Avid Technology, Inc.(a).............        609        22,180
Brocade Communications Systems,
  Inc.(a)............................      1,800        12,708

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Dell, Inc.(a)........................     14,558  $    332,505
EMC Corp.(a).........................     16,999       203,648
Hewlett-Packard Co. .................     19,618       719,784
International Business Machines
  Corp. .............................     10,598       868,400
Lexmark International, Inc.(a).......        745        42,957
NCR Corp.(a).........................      1,706        67,353
Network Appliance, Inc.(a)...........      2,981       110,327
Palm, Inc.(a)........................        600         8,736
QLogic Corp.(a)......................      2,176        41,126
SanDisk Corp.(a).....................      1,764        94,445
Seagate Technology(a)................      2,095        48,374
Sun Microsystems, Inc.(a)............     26,915       133,767
Western Digital Corp.(a).............      2,384        43,150
                                                  ------------
                                                     3,186,143
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.1%
EMCOR Group, Inc.(a).................        200        10,968
Fluor Corp. .........................        846        65,049
Jacobs Engineering Group, Inc.(a)....        846        63,222
URS Corp.(a).........................        300        11,667
                                                  ------------
                                                       150,906
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. ...............        300        10,104
Headwaters, Inc.(a)..................        300         7,005
Martin Marietta Materials, Inc. .....        195        16,501
Vulcan Materials Co. ................        967        75,668
                                                  ------------
                                                       109,278
                                                  ------------
CONSUMER FINANCE -- 0.8%
American Express Co. ................      7,006       392,896
AmeriCredit Corp.(a).................      1,714        42,833
Capital One Financial Corp. .........      2,323       182,727
CompuCredit Corp.(a).................        300         9,063
SLM Corp. ...........................      3,010       156,460
                                                  ------------
                                                       783,979
                                                  ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc.(a)..............      2,240        41,664
Owens-Illinois, Inc.(a)..............      1,762        27,170
Pactiv Corp.(a)......................      2,155        61,245
Sealed Air Corp. ....................      1,066        57,692
Smurfit-Stone Container Corp.(a).....      3,613        40,466
Temple-Inland, Inc. .................      1,161        46,556
                                                  ------------
                                                       274,793
                                                  ------------
DISTRIBUTORS -- 0.0%(b)
Genuine Parts Co. ...................        500        21,565
Infosonics Corp.(a)..................      2,000        12,100
                                                  ------------
                                                        33,665
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc.(a)................      1,227        60,417
Career Education Corp.(a)............      1,191        26,798
H&R Block, Inc. .....................      2,325        50,545
ITT Educational Services, Inc.(a)....        755        50,057
Laureate Education, Inc.(a)..........        874        41,830
Service Corp. International..........      5,212        48,680
Strayer Education, Inc. .............        100        10,821
The Service Master Co. ..............      1,328        14,887
                                                  ------------
                                                       304,035
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.6%
Bank of America Corp. ...............     29,168  $  1,562,530
Chicago Mercantile Exchange Holdings,
  Inc. ..............................        253       120,997
CIT Group, Inc. .....................      1,832        89,090
Citigroup, Inc. .....................     32,917     1,634,987
JPMorgan Chase & Co. ................     22,472     1,055,285
Leucadia National Corp. .............      2,162        56,580
Moody's Corp. .......................      2,078       135,860
Nasdaq Stock Market, Inc.(a).........        400        12,096
                                                  ------------
                                                     4,667,425
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc. ..........................     25,467       829,205
BellSouth Corp. .....................     11,348       485,127
Broadwing Corp.(a)...................        600         7,572
CenturyTel, Inc. ....................        900        35,703
Citizens Communications Co. .........      4,390        61,636
Covad Communications Group,
  Inc.(a)............................      1,400         2,086
Embarq Corp. ........................        897        43,388
Level 3 Communications, Inc.(a)......      5,000        26,750
Qwest Communications International,
  Inc.(a)............................     14,792       128,986
SureWest Communications..............      1,425        27,745
Verizon Communications, Inc. ........     18,591       690,284
Windstream Corp.(a)..................      2,294        30,258
                                                  ------------
                                                     2,368,740
                                                  ------------
ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc.(a)............      1,790        71,904
American Electric Power Co., Inc. ...      2,921       106,237
Central Vermont Public Service
  Corp. .............................      2,477        54,766
Edison International.................      2,453       102,143
Entergy Corp. .......................      1,309       102,403
Exelon Corp. ........................      4,501       272,490
FirstEnergy Corp. ...................      2,279       127,305
FPL Group, Inc. .....................      2,353       105,885
Green Mountain Power Corp. ..........      1,743        58,164
MGE Energy, Inc. ....................      1,620        52,456
Northeast Utilities..................        445        10,355
Pepco Holdings, Inc. ................      3,045        73,598
PPL Corp. ...........................      3,202       105,346
Progress Energy, Inc. ...............        600        27,228
Reliant Energy, Inc.(a)..............      3,592        44,217
The Southern Co. ....................      4,389       151,245
Unitil Corp. ........................      1,966        47,774
                                                  ------------
                                                     1,513,516
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp. .....      2,146        47,126
BTU International, Inc.(a)...........        200         2,406
Capstone Turbine Corp.(a)............      4,200         5,922
Cooper Industries, Ltd. .............        940        80,107
Emerson Electric Co. ................      2,757       231,202
Hoku Scientific, Inc.(a).............        500         2,000
Hubbell, Inc. (Class B)..............      1,020        48,858
Rockwell Automation, Inc. ...........      1,401        81,398
Roper Industries, Inc. ..............      1,285        57,491
Simclar, Inc.(a).....................        500         2,260
                                                  ------------
                                                       558,770
                                                  ------------

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Agilent Technologies, Inc.(a)........      2,911  $     95,161
Amphenol Corp. (Class A).............      1,056        65,398
Arrow Electronics, Inc.(a)...........      1,663        45,616
Avnet, Inc.(a).......................      1,912        37,513
CDW Corp. ...........................        817        50,393
Jabil Circuit, Inc. .................      1,701        48,598
Lightpath Technologies, Inc.(a)......      2,400         8,184
Mechanical Technology, Inc.(a).......        100           183
Molex, Inc. .........................      1,784        69,522
MSGI Security Solutions, Inc.(a).....        100           111
National Instruments Corp. ..........        400        10,936
Sanmina-SCI Corp.(a).................      6,827        25,533
Solectron Corp.(a)...................     10,989        35,824
Superconductor Technologies,
  Inc.(a)............................        100           145
Symbol Technologies, Inc. ...........      2,941        43,703
Tektronix, Inc. .....................      1,629        47,127
Trimble Navigation, Ltd.(a)..........        961        45,244
Vishay Intertechnology, Inc.(a)......      2,925        41,067
                                                  ------------
                                                       670,258
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Baker Hughes, Inc. ..................      2,095       142,879
BJ Services Co. .....................      2,600        78,338
Cameron International Corp.(a).......        800        38,648
Diamond Offshore Drilling, Inc. .....        400        28,948
ENSCO International, Inc. ...........      1,575        69,032
GlobalSantaFe Corp. .................      1,839        91,932
Grant Prideco, Inc.(a)...............      1,877        71,382
Grey Wolf, Inc.(a)...................      5,425        36,239
Halliburton Co. .....................      7,094       201,824
Helmerich & Payne, Inc. .............        600        13,818
Metretek Technologies, Inc.(a).......        400         4,776
Nabors Industries, Ltd.(a)...........      2,488        74,018
National-Oilwell Varco, Inc.(a)......      1,476        86,420
Noble Corp. .........................      1,170        75,091
Patterson-UTI Energy, Inc. ..........      1,957        46,498
Pride International, Inc.(a).........      1,100        30,162
Rowan Cos., Inc. ....................      1,632        51,620
Schlumberger, Ltd. ..................      7,304       453,067
Smith International, Inc. ...........        700        27,160
Superior Energy Services, Inc.(a)....      2,286        60,030
TGC Industries, Inc.(a)..............        500         4,100
Tidewater, Inc. .....................        400        17,676
Transocean, Inc.(a)..................      2,406       176,192
Universal Compression Holdings,
  Inc.(a)............................        200        10,690
Weatherford International, Ltd.(a)...      2,215        92,410
                                                  ------------
                                                     1,982,950
                                                  ------------
FOOD & STAPLES RETAILING -- 2.0%
Costco Wholesale Corp. ..............      3,354       166,627
CVS Corp. ...........................      5,474       175,825
Performance Food Group Co.(a)........      1,088        30,562
Safeway, Inc. .......................      3,483       105,709
SUPERVALU, Inc. .....................      1,956        57,995
Sysco Corp. .........................      4,606       154,071
The Kroger Co. ......................      5,009       115,908
The Topps Co., Inc. .................      4,798        42,990
Wal-Mart Stores, Inc. ...............     16,194       798,688
Walgreen Co. ........................      6,756       299,899
Whole Foods Market, Inc. ............      1,002        59,549
                                                  ------------
                                                     2,007,823
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
FOOD PRODUCTS -- 1.3%
Archer-Daniels-Midland Co. ..........      4,858  $    184,021
Bunge, Ltd. .........................      1,098        63,629
Campbell Soup Co. ...................      2,350        85,775
ConAgra Foods, Inc. .................      4,247       103,966
Dean Foods Co.(a)....................      1,672        70,257
Del Monte Foods Co. .................      4,428        46,273
Delta and Pine Land Co. .............      1,634        66,177
Flowers Foods, Inc. .................      1,929        51,851
General Mills, Inc. .................      2,525       142,915
H.J. Heinz Co. ......................      2,740       114,888
Kellogg Co. .........................        600        29,712
Kraft Foods, Inc. ...................      1,000        35,660
McCormick & Co., Inc. ...............        900        34,182
Pilgrim's Pride Corp. ...............        300         8,205
Sara Lee Corp. ......................      6,066        97,481
The Hershey Co. .....................      1,284        68,630
The J.M. Smucker Co. ................        400        19,180
TreeHouse Foods, Inc.(a).............        332         7,852
Tyson Foods, Inc. (Class A)..........      3,012        47,831
Wm. Wrigley Jr., Co. ................        500        23,030
                                                  ------------
                                                     1,301,515
                                                  ------------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. ...........      1,458        38,039
Chesapeake Utilities Corp. ..........      1,731        52,017
EnergySouth, Inc. ...................      1,971        66,521
Questar Corp. .......................        478        39,086
                                                  ------------
                                                       195,663
                                                  ------------
HEALTH CARE EQUIPMENT &
  SUPPLIES -- 1.6%
Advanced Medical Optics, Inc.(a).....      1,010        39,946
Bausch & Lomb, Inc. .................        585        29,326
Baxter International, Inc. ..........      3,993       181,522
Becton, Dickinson & Co. .............      1,796       126,923
Biomet, Inc. ........................      1,948        62,706
Boston Scientific Corp.(a)...........      8,030       118,764
C.R. Bard, Inc. .....................        938        70,350
Cytyc Corp.(a).......................      1,653        40,465
Dade Behring Holdings, Inc. .........      1,498        60,160
Edwards Lifesciences Corp.(a)........        979        45,612
Hologic, Inc.(a).....................        400        17,408
Hospira, Inc.(a).....................      1,575        60,275
Insite Vision, Inc.(a)...............        800         1,264
Kinetic Concepts, Inc.(a)............        651        20,480
Medtronic, Inc. .....................      7,654       355,452
St. Jude Medical, Inc.(a)............      2,739        96,659
Stryker Corp. .......................      2,100       104,139
Varian Medical Systems, Inc.(a)......      1,435        76,615
Zimmer Holdings, Inc.(a).............      1,754       118,395
                                                  ------------
                                                     1,626,461
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Aetna, Inc. .........................      4,182       165,398
AmerisourceBergen Corp. .............      1,992        90,038
Cardinal Health, Inc. ...............      3,122       205,240
Caremark Rx, Inc. ...................      3,388       191,998
CIGNA Corp. .........................        892       103,757
Coventry Health Care, Inc.(a)........      1,369        70,531
DaVita, Inc.(a)......................      1,032        59,722
Express Scripts, Inc. (Class A)(a)...      1,200        90,588
HCA, Inc. ...........................      2,106       105,068

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Health Management Associates,
  Inc. ..............................      2,119  $     44,287
Health Net, Inc.(a)..................      1,379        60,014
Healthways, Inc.(a)..................        200         8,920
Henry Schein, Inc.(a)................      1,220        61,171
Humana, Inc.(a)......................      1,438        95,037
Laboratory Corp. of America
  Holdings(a)........................      1,221        80,061
Lincare Holdings, Inc.(a)............      1,132        39,213
Manor Care, Inc. ....................        793        41,458
McKesson Corp. ......................      2,260       119,147
Medco Health Solutions, Inc.(a)......      2,083       125,209
Omnicare, Inc. ......................      1,183        50,975
Patterson Cos., Inc.(a)..............      1,185        39,828
Psychiatric Solutions, Inc.(a).......        300        10,227
Quest Diagnostics, Inc. .............        941        57,552
Tenet Healthcare Corp.(a)............      4,747        38,641
Triad Hospitals, Inc.(a).............        822        36,193
UnitedHealth Group, Inc. ............      9,568       470,746
VCA Antech, Inc.(a)..................      1,548        55,821
WellPoint, Inc.(a)...................      3,998       308,046
                                                  ------------
                                                     2,824,886
                                                  ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Emdeon Corp.(a)......................      2,950        34,544
IMS Health, Inc. ....................      2,526        67,293
                                                  ------------
                                                       101,837
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 1.9%
Bob Evans Farms, Inc. ...............      2,068        62,619
Brinker International, Inc. .........        420        16,838
Carnival Corp. ......................      3,012       141,654
Darden Restaurants, Inc. ............      1,558        66,168
Gaylord Entertainment Co.(a).........        300        13,155
Harrah's Entertainment, Inc. ........      1,712       113,728
Hilton Hotels Corp. .................      3,191        88,869
International Game Technology........      2,821       117,072
Las Vegas Sands Corp.(a).............        300        20,505
Marriott International, Inc. (Class
  A).................................      2,782       107,496
McDonald's Corp. ....................      8,300       324,696
MGM Mirage, Inc.(a)..................      1,207        47,664
OSI Restaurant Partners, Inc. .......        500        15,855
Panera Bread Co. (Class A)(a)........        200        11,650
Ruby Tuesday, Inc. ..................        500        14,095
Scientific Games Corp. (Class
  A)(a)..............................      1,443        45,887
Starbucks Corp.(a)...................      5,784       196,945
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................      1,588        90,818
Station Casinos, Inc. ...............        544        31,460
The Cheesecake Factory, Inc.(a)......      1,547        42,063
The Steak n Shake Co.(a).............      2,091        35,317
Wendy's International, Inc. .........      1,095        73,365
Wyndham Worldwide Corp(a)............      1,548        43,298
Wynn Resorts, Ltd.(a)................        754        51,280
Yum! Brands, Inc. ...................      2,245       116,852
                                                  ------------
                                                     1,889,349
                                                  ------------
HOUSEHOLD DURABLES -- 0.9%
American Greetings Corp. (Class A)...      1,511        34,934
Bassett Furniture Industries,
  Inc. ..............................      2,428        39,431
Beazer Homes USA, Inc. ..............        667        26,040
Black & Decker Corp. ................        726        57,608
Centex Corp. ........................      1,071        56,356
D.R. Horton, Inc. ...................      2,451        58,701
Fortune Brands, Inc. ................      1,081        81,194

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Harman International Industries,
  Inc. ..............................        651  $     54,319
KB HOME..............................        759        33,244
Kimball International, Inc. (Class
  B).................................      3,543        68,380
Leggett & Platt, Inc. ...............      2,070        51,812
Lennar Corp. (Class A)...............      1,110        50,227
Mohawk Industries, Inc.(a)...........        400        29,780
National Presto Industries, Inc. ....        242        13,375
Newell Rubbermaid, Inc. .............      2,833        80,231
NVR, Inc.(a).........................         61        32,635
Pulte Homes, Inc. ...................      1,737        55,341
Ryland Group, Inc. ..................        589        25,451
Salton, Inc.(a)......................        100           230
Toll Brothers, Inc.(a)...............        912        25,609
Whirlpool Corp. .....................        715        60,139
                                                  ------------
                                                       935,037
                                                  ------------
HOUSEHOLD PRODUCTS -- 1.9%
Church & Dwight Co., Inc. ...........      1,370        53,581
Colgate-Palmolive Co. ...............      3,497       217,164
Energizer Holdings, Inc.(a)..........        857        61,695
Kimberly-Clark Corp. ................      2,886       188,629
Procter & Gamble Co. ................     20,971     1,299,782
The Clorox Co. ......................        907        57,141
                                                  ------------
                                                     1,877,992
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. ....      1,465        86,728
Mirant Corp.(a)......................      1,660        45,334
NRG Energy, Inc.(a)..................      1,177        53,318
The AES Corp.(a).....................      5,295       107,965
TXU Corp. ...........................      2,813       175,869
                                                  ------------
                                                       469,214
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co. ..............................      4,425       329,309
General Electric Co. ................     68,248     2,409,154
McDermott International, Inc.(a).....        300        12,540
Textron, Inc. .......................      1,039        90,913
Tyco International, Ltd. ............     13,276       371,595
                                                  ------------
                                                     3,213,511
                                                  ------------
INSURANCE -- 4.9%
ACE, Ltd. ...........................      1,840       100,703
AFLAC, Inc. .........................      3,602       164,828
Alfa Corp. ..........................      3,766        65,039
Ambac Financial Group, Inc. .........        995        82,336
American International Group,
  Inc. ..............................     15,015       994,894
Aon Corp. ...........................      2,512        85,081
Assurant, Inc. ......................      1,647        87,966
Berkshire Hathaway, Inc. (Class
  A)(a)..............................          7       670,600
Chubb Corp. .........................      2,632       136,759
Cincinnati Financial Corp. ..........        862        41,428
Everest Re Group, Ltd. ..............        400        39,012
Fidelity National Financial, Inc. ...      1,723        71,763
Fidelity National Title Group,
  Inc. ..............................        345         7,231
Genworth Financial, Inc. (Class A)...      2,482        86,895
Hanover Insurance Group, Inc. .......        779        34,767
IPC Holdings, Ltd. ..................        400        12,168
Lincoln National Corp. ..............      1,920       119,194
Loews Corp. .........................      3,265       123,744
Marsh & McLennan Cos., Inc. .........      3,361        94,612
MBIA, Inc. ..........................      1,260        77,414

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
MetLife, Inc. .......................      3,074  $    174,234
Philadelphia Consolidated Holding
  Corp.(a)...........................        300        11,934
Principal Financial Group, Inc. .....      2,461       133,583
ProAssurance Corp.(a)................      1,172        57,756
Prudential Financial, Inc. ..........      3,501       266,951
Reinsurance Group America, Inc. .....        300        15,579
RenaissanceRe Holdings, Ltd. ........        500        27,800
SAFECO Corp. ........................      1,259        74,193
Selective Insurance Group, Inc. .....      1,114        58,608
The Allstate Corp. ..................      4,229       265,285
The Hartford Financial Services
  Group, Inc. .......................      1,999       173,413
The Phoenix Cos., Inc. ..............      3,482        48,748
The Progressive Corp. ...............      4,588       112,590
The St. Paul Travelers Cos., Inc. ...      4,716       221,133
Torchmark Corp. .....................        400        25,244
Transatlantic Holdings, Inc. ........        200        12,082
UnumProvident Corp. .................      3,460        67,089
WR Berkley Corp. ....................        500        17,695
XL Capital, Ltd. (Class A)...........        869        59,700
                                                  ------------
                                                     4,920,051
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc.(a)..................      2,409        77,377
Expedia, Inc.(a).....................      2,033        31,878
IAC/InterActiveCorp(a)...............      2,033        58,469
Liberty Media Holding Corp.
  -Interactive (Class A)(a)..........      4,640        94,563
                                                  ------------
                                                       262,287
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.1%
Akamai Technologies, Inc.(a).........      1,100        54,989
aQuantive, Inc.(a)...................        400         9,448
Art Technology Group, Inc.(a)........      2,900         7,424
EarthLink, Inc.(a)...................      3,587        26,078
eBay, Inc.(a)........................      6,824       193,529
EDGAR Online, Inc.(a)................        100           364
Google, Inc.(a)......................      1,297       521,264
Interchange Corp.(a).................      2,500        11,800
Loudeye Corp.(a).....................      1,400         6,230
Navisite, Inc.(a)....................      2,800        10,164
VeriSign, Inc.(a)....................      2,302        46,500
VitalStream Holdings, Inc.(a)........        800         7,064
Websense, Inc.(a)....................        400         8,644
Yahoo!, Inc.(a)......................      7,969       201,456
                                                  ------------
                                                     1,104,954
                                                  ------------
IT SERVICES -- 1.3%
Accenture, Ltd. (Class A)............      3,008        95,384
Affiliated Computer Services,
  Inc.(a)............................      1,083        56,164
Automatic Data Processing, Inc. .....      3,884       183,869
Ceridian Corp.(a)....................      2,207        49,349
Checkfree Corp.(a)...................      1,076        44,460
Cognizant Technology Solutions
  Corp.(a)...........................      1,223        90,575
Computer Sciences Corp.(a)...........      1,592        78,199
Electronic Data Systems Corp. .......      4,326       106,073
Fidelity National Information
  Services, Inc. ....................      1,162        42,994
First Data Corp. ....................      4,996       209,832
Fiserv, Inc.(a)......................      1,700        80,053
Iron Mountain, Inc.(a)...............      1,497        64,281

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Mastercard, Inc.(a)..................        300  $     21,105
Paychex, Inc. .......................      2,708        99,790
Sabre Holdings Corp. (Class A).......      2,059        48,160
The BISYS Group, Inc.(a).............      2,527        27,443
Unisys Corp.(a)......................      4,913        27,808
                                                  ------------
                                                     1,325,539
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. .....................      1,206        37,615
Eastman Kodak Co. ...................      2,531        56,694
Hasbro, Inc. ........................      2,439        55,487
Mattel, Inc. ........................      3,846        75,766
Pool Corp. ..........................      1,161        44,699
                                                  ------------
                                                       270,261
                                                  ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Affymetrix, Inc.(a)..................        789        17,011
Applera Corp.  --  Applied Biosystems
  Group..............................      2,794        92,509
Charles River Laboratories
  International, Inc.(a).............        500        21,705
Covance, Inc.(a).....................        400        26,552
Fisher Scientific International,
  Inc.(a)............................        803        62,827
Invitrogen Corp.(a)..................        642        40,709
Millipore Corp.(a)...................        798        48,917
Nektar Therapeutics(a)...............        600         8,646
PerkinElmer, Inc. ...................      2,074        39,261
Pure Bioscience(a)...................        100           205
Techne Corp.(a)......................        880        44,757
Thermo Electron Corp.(a).............        901        35,436
Waters Corp.(a)......................      1,175        53,204
                                                  ------------
                                                       491,739
                                                  ------------
MACHINERY -- 1.8%
Caterpillar, Inc. ...................      4,536       298,469
CLARCOR, Inc. .......................        400        12,196
Crane Co. ...........................        400        16,720
Cummins, Inc. .......................        200        23,846
Danaher Corp. .......................      1,617       111,039
Deere & Co. .........................      1,764       148,017
Donaldson Co., Inc. .................        177         6,531
Dover Corp. .........................      1,217        57,735
Eaton Corp. .........................      1,237        85,168
Federal Signal Corp. ................      2,591        39,513
Harsco Corp. ........................        796        61,809
IDEX Corp. ..........................      1,494        64,317
Illinois Tool Works, Inc. ...........      3,290       147,721
Ingersoll-Rand Co., Ltd. (Class A)...      2,630        99,887
ITT Industries, Inc. ................      1,618        82,955
Joy Global, Inc. ....................      1,799        67,660
Lincoln Electric Holdings, Inc. .....        300        16,335
Oshkosh Truck Corp. .................        500        25,235
PACCAR, Inc. ........................      2,106       120,084
Pall Corp. ..........................      2,049        63,130
Parker-Hannifin Corp. ...............      1,098        85,348
Pentair, Inc. .......................      1,196        31,323
SPX Corp. ...........................        703        37,568
The Manitowoc Co., Inc. .............        400        17,916
The Timken Co. ......................      1,906        56,761
Watts Water Technologies, Inc. ......      1,440        45,734
                                                  ------------
                                                     1,823,017
                                                  ------------

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
MEDIA -- 3.6%
Cablevision Systems Corp. (Class
  A).................................      2,022  $     45,920
CBS Corp. ...........................      4,966       139,892
Clear Channel Communications,
  Inc. ..............................      3,888       112,169
Comcast Corp. (Class A)(a)...........     14,742       543,243
Courier Corp. .......................      1,325        49,210
Discovery Holding Co. (Class A)(a)...      2,217        32,058
Dow Jones & Co., Inc. ...............        300        10,062
EchoStar Communications Corp. (Class
  A)(a)..............................      2,277        74,549
EW Scripps Co. ......................        600        28,758
Gannett Co., Inc. ...................      1,559        88,598
Getty Images, Inc.(a)................        570        28,317
Journal Communications, Inc. ........      2,649        29,854
Knology, Inc.(a).....................        100           992
Lamar Advertising Co.(a).............        895        47,802
Liberty Global, Inc. (Class A)(a)....      2,457        63,243
Liberty Global, Inc. (Ser. C)(a).....      2,461        61,673
Liberty Media Holding
  Corp.  --  Capital (Series A)(a)...        928        77,553
Live Nation, Inc.(a).................        556        11,353
News Corp. (Class A).................     15,978       313,968
NTL, Inc. ...........................      1,963        49,919
Omnicom Group, Inc. .................      1,338       125,237
R.H. Donnelley Corp. ................        120         6,348
Radio One, Inc. (Class A)(a).........      2,511        15,669
Sirius Satellite Radio, Inc.(a)......     10,158        39,718
The DIRECTV Group, Inc.(a)...........      7,325       144,156
The Interpublic Group of Cos.,
  Inc.(a)............................      4,236        41,936
The McGraw-Hill Cos., Inc. ..........      2,798       162,368
The New York Times Co. (Class A).....        748        17,189
The Walt Disney Co. .................     13,281       410,516
Time Warner, Inc. ...................     29,584       539,316
Tribune Co. .........................      1,437        47,019
Univision Communications, Inc.(a)....      2,445        83,961
Viacom, Inc.(a)......................      4,966       184,636
XM Satellite Radio Holdings, Inc.
  (Class A)(a).......................      1,929        24,865
                                                  ------------
                                                     3,652,067
                                                  ------------
METALS & MINING -- 0.9%
Alcoa, Inc. .........................      6,189       173,540
Allegheny Technologies, Inc. ........        300        18,657
Empire Resources, Inc. ..............        400         3,520
Freeport-McMoRan Copper & Gold,
  Inc. ..............................      1,770        94,270
Glamis Gold, Ltd.(a).................        900        35,487
Newmont Mining Corp. ................      3,243       138,638
Nucor Corp. .........................      2,658       131,544
Phelps Dodge Corp. ..................      1,652       139,924
Quanex Corp. ........................        300         9,105
Southern Copper Corp. ...............        300        27,750
Steel Dynamics, Inc. ................        300        15,135
United States Steel Corp. ...........      1,217        70,197
Worthington Industries, Inc. ........        500         8,530
                                                  ------------
                                                       866,297
                                                  ------------
MULTI-UTILITIES -- 1.1%
Ameren Corp. ........................      1,455        76,809
CMS Energy Corp.(a)..................      2,872        41,472
Consolidated Edison, Inc. ...........        600        27,720
Dominion Resources, Inc. ............      2,164       165,524
DTE Energy Co. ......................        800        33,208

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Duke Energy Corp. ...................      6,729  $    203,216
Energy East Corp. ...................      2,354        55,837
KeySpan Corp. .......................        600        24,684
NiSource, Inc. ......................      1,000        21,740
PG&E Corp. ..........................      3,138       130,698
PNM Resources, Inc. .................        400        11,028
Public Service Enterprise Group,
  Inc. ..............................      1,560        95,456
Sempra Energy........................      1,687        84,772
TECO Energy, Inc. ...................      3,329        52,099
Wisconsin Energy Corp. ..............        800        34,512
Xcel Energy, Inc. ...................      4,389        90,633
                                                  ------------
                                                     1,149,408
                                                  ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc.(a)....................      2,542        50,357
Dillards, Inc. (Class A).............        500        16,365
Dollar General Corp. ................      2,899        39,514
Dollar Tree Stores, Inc.(a)..........      1,617        50,062
Family Dollar Stores, Inc. ..........      1,747        51,082
Federated Department Stores, Inc. ...      4,110       177,593
J. C. Penney Co., Inc. ..............      1,957       133,839
Kohl's Corp.(a)......................      2,209       143,408
Nordstrom, Inc. .....................      1,963        83,035
Sears Holdings Corp.(a)..............        657       103,865
Target Corp. ........................      5,558       307,080
                                                  ------------
                                                     1,156,200
                                                  ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.(a).......................      7,539       117,307
Zebra Technologies Corp. (Class
  A)(a)..............................        921        32,916
                                                  ------------
                                                       150,223
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 7.2%
Anadarko Petroleum Corp. ............      3,398       148,934
Apache Corp. ........................      2,247       142,010
Arch Coal, Inc. .....................      1,458        42,151
Chesapeake Energy Corp. .............      2,695        78,101
Chevron Corp. .......................     14,196       920,753
ConocoPhillips.......................     10,164       605,063
CONSOL Energy, Inc. .................      1,952        61,937
Cross Timbers Royalty Trust..........      1,141        52,885
Crosstex Energy LP...................      1,150        41,124
Denbury Resources, Inc.(a)...........      2,352        67,973
Devon Energy Corp. ..................      3,323       209,848
El Paso Corp. .......................      5,892        80,367
Encore Aquisition Co.(a).............        300         7,302
Energy Transfer Partners LP..........        400        18,532
Enterprise Products Partners LP......      2,409        64,441
EOG Resources, Inc. .................      1,862       121,123
Exxon Mobil Corp. ...................     39,613     2,658,032
Forest Oil Corp.(a)..................        400        12,636
Hess Corp. ..........................      1,608        66,603
Holly Corp. .........................        400        17,332
Hugoton Royalty Trust................        188         4,954
Kinder Morgan Energy Partners LP.....        800        35,104
Kinder Morgan, Inc. .................        800        83,880
Marathon Oil Corp. ..................      2,723       209,399
Massey Energy Co. ...................      1,045        21,882
Murphy Oil Corp. ....................      1,440        68,472
Newfield Exploration Co.(a)..........        714        27,518
Noble Energy, Inc. ..................      1,544        70,391
Occidental Petroleum Corp. ..........      5,178       249,114
ONEOK Partners LP....................        300        16,875

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Pacific Energy Partners LP...........      1,657  $     58,326
Peabody Energy Corp. ................      1,462        53,772
Pioneer Natural Resources Co. .......      1,364        53,360
Plains Exploration & Production
  Co.(a).............................      1,242        53,294
Range Resources Corp. ...............      2,222        56,083
Southwestern Energy Co.(a)...........        797        23,806
St. Mary Land & Exploration Co. .....      1,577        57,892
Sunoco, Inc. ........................      1,301        80,909
Tesoro Corp. ........................        829        48,065
The Williams Cos., Inc. .............      4,776       114,003
Transmeridian Exploration, Inc.(a)...        100           395
Ultra Petroleum Corp.(a).............        907        43,636
Valero Energy Corp. .................      4,532       233,262
XTO Energy, Inc. ....................      2,881       121,377
                                                  ------------
                                                     7,202,916
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. .............      3,679       127,404
MeadWestvaco Corp. ..................      2,401        63,650
Weyerhaeuser Co. ....................      1,671       102,817
                                                  ------------
                                                       293,871
                                                  ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. .................      3,396       104,121
The Estee Lauder Cos., Inc. (Class
  A).................................      1,368        55,172
                                                  ------------
                                                       159,293
                                                  ------------
PHARMACEUTICALS -- 5.6%
Abbott Laboratories..................     10,203       495,458
Allergan, Inc. ......................      1,066       120,042
Barr Pharmaceuticals, Inc.(a)........        921        47,837
Bristol-Myers Squibb Co. ............     13,011       324,234
Cortex Pharmaceuticals, Inc.(a)......      1,800         5,436
Eli Lilly & Co. .....................      6,477       369,189
Forest Laboratories, Inc.(a).........      2,884       145,959
Johnson & Johnson....................     18,972     1,232,042
King Pharmaceuticals, Inc.(a)........      1,181        20,113
Merck & Co., Inc. ...................     14,298       599,086
Mylan Laboratories, Inc. ............      2,772        55,800
Pfizer, Inc. ........................     49,898     1,415,107
Repros Therapeutics, Inc.(a).........        600         4,650
Schering-Plough Corp. ...............     10,264       226,732
Sepracor, Inc.(a)....................        977        47,326
Watson Pharmaceuticals, Inc.(a)......      1,371        35,879
Wyeth................................      9,051       460,153
                                                  ------------
                                                     5,605,043
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
Agree Realty Corp. ..................      1,777        58,374
AMB Property Corp. ..................        600        33,066
American Financial Realty Trust......      3,587        40,031
American Land Lease, Inc. ...........      1,487        35,316
Annaly Mortgage Management, Inc. ....        900        11,826
Anthracite Capital, Inc. ............      4,551        58,526
Archstone-Smith Trust................      2,252       122,599
Ashford Hospitality Trust, Inc. .....      4,012        47,863
Avalonbay Communities, Inc. .........        200        24,080
BioMed Realty Trust, Inc. ...........        400        12,136
Boston Properties, Inc. .............        500        51,670
CentraCore Properties Trust..........      2,090        66,357
Corporate Office Properties Trust....      2,038        91,221
Crescent Real Estate Equities Co. ...      2,007        43,773
Developers Diversified Realty
  Corp. .............................        300        16,728

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Equity Office Properties Trust.......      2,987  $    118,763
Equity Residential...................      2,262       114,412
Friedman, Billings, Ramsey Group,
  Inc. ..............................      2,561        20,565
General Growth Properties, Inc. .....      1,974        94,061
Glimcher Realty Trust................      2,220        55,012
GMH Communities Trust................      3,032        38,264
Health Care Property Investors,
  Inc. ..............................      1,000        31,050
Highland Hospitality Corp. ..........      4,019        57,592
HomeBanc Corp. ......................      4,148        25,510
Host Hotels & Resorts, Inc. .........      4,986       114,329
Innkeepers USA Trust.................      3,321        54,099
Investors Real Estate Trust..........      5,439        53,085
Kimco Realty Corp. ..................        800        34,296
LaSalle Hotel Properties.............      1,682        72,898
Longview Fibre Co. ..................      2,536        51,531
National Health Realty, Inc. ........      2,744        54,633
National Retail Properties, Inc. ....      3,610        77,976
Nationwide Health Properties,
  Inc. ..............................        500        13,370
One Liberty Properties, Inc. ........      3,101        69,462
Pennsylvania Real Estate Investment
  Trust..............................      1,422        60,535
Plum Creek Timber Co., Inc. .........      2,100        71,484
PMC Commercial Trust.................      4,144        58,016
Post Properties, Inc. ...............        300        14,256
ProLogis.............................      1,576        89,927
Public Storage, Inc. ................        300        25,797
Ramco-Gershenson Properties Trust....      2,049        65,466
Simon Property Group, Inc. ..........      1,529       138,558
Tanger Factory Outlet Centers,
  Inc. ..............................      2,155        76,761
Urstadt Biddle Properties (Class
  A).................................      2,991        54,346
Vornado Realty Trust.................        300        32,700
Weingarten Realty Investors..........        600        25,812
                                                  ------------
                                                     2,578,132
                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc. (Class
  A)(a)..............................      2,793        68,708
Jones Lang LaSalle, Inc. ............        200        17,096
Move, Inc.(a)........................        900         4,419
Realogy Corp(a)......................      1,935        43,886
The St. Joe Co. .....................        737        40,439
                                                  ------------
                                                       174,548
                                                  ------------
ROAD & RAIL -- 0.8%
Avis Budget Group, Inc. .............        774        14,157
Burlington Northern Santa Fe
  Corp. .............................      2,700       198,288
CSX Corp. ...........................      3,852       126,461
J.B. Hunt Transport Services,
  Inc. ..............................      2,249        46,712
Kansas City Southern(a)..............        500        13,655
Laidlaw International, Inc. .........      1,528        41,760
Landstar Systems, Inc. ..............      1,643        70,156
Norfolk Southern Corp. ..............      3,238       142,634
Union Pacific Corp. .................      1,792       157,696
YRC Worldwide, Inc.(a)...............        781        28,928
                                                  ------------
                                                       840,447
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.9%
Advanced Micro Devices, Inc.(a)......      3,315        82,378
Altera Corp.(a)......................      2,324        42,715
Anadigics, Inc.(a)...................      1,300         9,308
Analog Devices, Inc. ................      2,747        80,734
Applied Materials, Inc. .............     11,826       209,675

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
AXT, Inc.(a).........................      4,300  $     18,318
Broadcom Corp. (Class A)(a)..........      3,198        97,027
Conexant Systems, Inc.(a)............      1,600         3,200
Freescale Semiconductor, Inc. (Class
  B)(a)..............................      3,505       133,225
Ibis Technology Corp.(a).............      1,600         5,712
Intel Corp. .........................     41,213       847,752
International Rectifier Corp.(a).....        844        29,405
Intersil Corp. (Class A).............      2,218        54,452
KLA-Tencor Corp. ....................      1,589        70,663
Lam Research Corp.(a)................      1,494        67,723
Linear Technology Corp. .............      2,232        69,460
LSI Logic Corp.(a)...................      4,715        38,757
Marvell Technology Group, Ltd.(a)....      1,600        30,992
Maxim Integrated Products, Inc. .....      2,102        59,003
MEMC Electronic Materials, Inc.(a)...      2,113        77,399
Microchip Technology, Inc. ..........      1,848        59,912
Micron Technology, Inc.(a)...........      5,737        99,824
Microsemi Corp.(a)...................        500         9,425
National Semiconductor Corp. ........      2,981        70,143
Neomagic Corp.(a)....................      2,200         6,160
Novellus Systems, Inc.(a)............      1,707        47,216
NVIDIA Corp.(a)......................      3,060        90,545
Rambus, Inc.(a)......................        700        12,208
Teradyne, Inc.(a)....................      2,699        35,519
Texas Instruments, Inc. .............     11,059       367,712
Xilinx, Inc. ........................      2,173        47,697
                                                  ------------
                                                     2,874,259
                                                  ------------
SOFTWARE -- 3.6%
Activision, Inc.(a)..................      2,999        45,285
Adobe Systems, Inc.(a)...............      4,992       186,950
Authentidate Holding Corp(a).........      4,200         6,888
Autodesk, Inc.(a)....................      1,949        67,786
BEA Systems, Inc.(a).................      5,162        78,462
BMC Software, Inc.(a)................      2,524        68,703
CA, Inc. ............................      3,349        79,338
Cadence Design Systems, Inc.(a)......      3,470        58,851
Citrix Systems, Inc.(a)..............      2,172        78,648
Compuware Corp.(a)...................      4,054        31,581
Electronic Arts, Inc.(a).............      2,174       121,048
Intuit, Inc.(a)......................      3,270       104,934
Jack Henry & Associates, Inc. .......        600        13,062
Kronos, Inc.(a)......................        200         6,818
McAfee, Inc.(a)......................      1,670        40,848
Microsoft Corp. .....................     60,115     1,642,943
Napster, Inc.(a).....................        200           854
NAVTEQ Corp.(a)......................      1,073        28,016
Novell, Inc.(a)......................      5,125        31,365
Oracle Corp.(a)......................     31,602       560,620
Parametric Technology Corp.(a).......      2,342        40,891
Red Hat, Inc.(a).....................      2,518        53,080
Smith Micro Software, Inc.(a)........        100         1,438
Symantec Corp.(a)....................      9,270       197,266
Synopsys, Inc.(a)....................      2,477        48,847
Versant Corp.(a).....................        300         3,087
                                                  ------------
                                                     3,597,609
                                                  ------------
SPECIALTY RETAIL -- 2.4%
Abercrombie & Fitch Co. .............        797        55,376
Advance Auto Parts, Inc. ............      1,132        37,288
American Eagle Outfitters, Inc. .....      1,327        58,162

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
AutoNation, Inc.(a)..................      2,371  $     49,554
AutoZone, Inc.(a)....................        561        57,951
Bed Bath & Beyond, Inc.(a)...........      2,354        90,064
Best Buy Co., Inc. ..................      2,965       158,805
Borders Group, Inc. .................        500        10,200
Chico's FAS, Inc.(a).................      1,558        33,544
Circuit City Stores, Inc. ...........      2,316        58,155
Claire's Stores, Inc. ...............        600        17,496
Foot Locker, Inc. ...................      1,624        41,006
Guitar Center, Inc.(a)...............        200         8,936
Limited Brands.......................      2,762        73,165
Lowe's Cos., Inc. ...................      9,478       265,953
Mens Wearhouse, Inc. ................        400        14,884
Michaels Stores, Inc. ...............      1,304        56,776
O'Reilly Automotive, Inc.(a).........      1,575        52,306
Office Depot, Inc.(a)................      2,795       110,961
PETsMART, Inc. ......................      1,642        45,566
RadioShack Corp. ....................      1,606        30,996
Rent-A-Center, Inc.(a)...............        600        17,574
Ross Stores, Inc. ...................      1,580        40,148
Staples, Inc. .......................      5,801       141,138
The Gap, Inc. .......................      4,499        85,256
The Home Depot, Inc. ................     14,476       525,045
The Sherwin-Williams Co. ............        400        22,312
The TJX Cos., Inc. ..................      3,104        87,005
Tiffany & Co. .......................      1,493        49,568
Urban Outfitters, Inc.(a)............      1,409        24,925
Williams-Sonoma, Inc. ...............      1,095        35,467
Zale Corp.(a)........................        400        11,096
                                                  ------------
                                                     2,366,678
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc.(a).......................      3,067       105,505
Hanesbrands, Inc.(a).................        758        17,063
Jones Apparel Group, Inc. ...........      1,678        54,434
Liz Claiborne, Inc. .................      1,407        55,591
NIKE, Inc. (Class B).................      1,304       114,256
Quiksilver, Inc.(a)..................      2,428        29,500
V. F. Corp. .........................        300        21,885
Wolverine World Wide, Inc. ..........      1,916        54,242
                                                  ------------
                                                       452,476
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 1.8%
Astoria Financial Corp. .............        700        21,574
Berkshire Hills Bancorp, Inc. .......      1,261        44,879
Countrywide Financial Corp. .........      3,972       139,179
ESB Financial Corp. .................      2,299        25,289
Fannie Mae...........................      6,397       357,656
Freddie Mac..........................      4,511       299,215
Golden West Financial Corp.(a).......      1,922       148,475
Hudson City Bancorp, Inc. ...........      1,700        22,525
KNBT Bancorp, Inc. ..................      1,580        25,406
MASSBANK Corp. ......................      1,831        59,654
MGIC Investment Corp. ...............        973        58,351
NewAlliance Bancshares, Inc. ........      4,194        61,442
OceanFirst Financial Corp. ..........      2,265        48,584
People's Bank........................      2,238        88,647
Radian Group, Inc. ..................      1,147        68,820
Sovereign Bancorp, Inc. .............      3,136        67,455
TrustCo Bank Corp. NY................      4,566        49,496
Washington Mutual, Inc. .............      6,328       275,078
                                                  ------------
                                                     1,861,725
                                                  ------------

STREETTRACKS DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
TOBACCO -- 1.2%
Altria Group, Inc. ..................     13,186  $  1,009,388
Loews Corp. (Carolina Group).........        300        16,617
Reynolds American, Inc. .............      1,470        91,096
UST, Inc. ...........................      1,501        82,300
                                                  ------------
                                                     1,199,401
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ........................      1,717        66,225
Kaman Corp. (Class A)................      2,321        41,801
W.W. Grainger, Inc. .................        300        20,106
                                                  ------------
                                                       128,132
                                                  ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ..................        900        19,746
Connecticut Water Service, Inc. .....      2,111        46,611
Middlesex Water Co. .................      2,822        54,267
                                                  ------------
                                                       120,624
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
ALLTEL Corp. ........................      2,219       123,155
American Tower Corp.(a)..............      2,634        96,141
Crown Castle International
  Corp.(a)...........................      2,659        93,703
FiberTower Corp(a)...................        600         5,670
Leap Wireless International,
  Inc.(a)............................        300        14,547
NII Holdings, Inc.(a)................      1,288        80,062
SBA Communications Corp.(a)..........        600        14,598
Sprint Nextel Corp. .................     17,954       307,911
Telephone & Data Systems, Inc. ......      1,167  $     49,131
                                                  ------------
                                                       784,918
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $86,279,208).................              100,170,977
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
SHORT TERM INVESTMENT -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $178,807)...............    178,807  $    178,807
                                                  ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $86,458,015).......................              100,349,784
OTHER ASSETS AND LIABILITIES -- 0.1%                    98,337
                                                  ------------
NET ASSETS -- 100.0%.................             $100,448,121
                                                  ------------

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
(c) Affiliated Issuer. See table below for more information.

                                     SHARES
                                  PURCHASED FOR    SHARES SOLD
                       NUMBER       THE THREE     FOR THE THREE    NUMBER
                      OF SHARES      MONTHS          MONTHS       OF SHARES
                       HELD AT        ENDED           ENDED        HELD AT
SECURITY DESCRIPTION   6/30/06       9/30/06         9/30/06       9/30/06
--------------------  ---------   -------------   -------------   ---------
State Street Corp....   2,141           0                0          2,141
(Cost $111,937)

                                    REALIZED
                       INCOME      GAIN (LOSS)
                       EARNED       ON SHARES
                       FOR THE     SOLD DURING       MARKET
                        THREE       THE THREE         VALUE
                       MONTHS        MONTHS         AT PERIOD
                        ENDED         ENDED           ENDED
SECURITY DESCRIPTION   9/30/06       9/30/06         9/30/06
--------------------  ---------   -------------   -------------
State Street
  Corp. .............   $428           $0           $133,598

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMON STOCKS -- 99.4%
AEROSPACE & DEFENSE -- 2.1%
Alliant Techsystems, Inc. (a)...........      34    $     2,756
Boeing Co. .............................     659         51,962
General Dynamics Corp. .................     312         22,361
Goodrich Corp. .........................     109          4,417
Honeywell International, Inc. ..........     693         28,344
L-3 Communications Holdings, Inc. ......     113          8,851
Lockheed Martin Corp. ..................     318         27,367
Northrop Grumman Corp. .................     302         20,557
Precision Castparts Corp. ..............     124          7,832
Raytheon Co. ...........................     414         19,876
Rockwell Collins, Inc. .................     160          8,774
United Technologies Corp. ..............     865         54,798
                                                    -----------
                                                        257,895
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc. ..........     155          6,910
Expeditors International Washington,
  Inc. .................................     198          8,827
FedEx Corp. ............................     262         28,474
United Parcel Service, Inc. (Class B)...     574         41,293
                                                    -----------
                                                         85,504
                                                    -----------
AIRLINES -- 0.1%
AMR Corp. (a)...........................     170          3,934
Southwest Airlines Co. .................     738         12,295
UAL Corp. (a)...........................      82          2,179
                                                    -----------
                                                         18,408
                                                    -----------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. .......................      52          2,973
Johnson Controls, Inc. .................     178         12,770
                                                    -----------
                                                         15,743
                                                    -----------
AUTOMOBILES -- 0.3%
Ford Motor Co. .........................   1,723         13,939
General Motors Corp. ...................     387         12,871
Harley-Davidson, Inc. ..................     245         15,374
                                                    -----------
                                                         42,184
                                                    -----------
BEVERAGES -- 2.0%
Anheuser-Busch Cos., Inc. ..............     672         31,927
Brown-Forman Corp. .....................      57          4,369
Coca-Cola Enterprises, Inc. ............     242          5,041
Constellation Brands, Inc. (Class
  A)(a).................................     182          5,238
Molson Coors Brewing Co. ...............      64          4,410
PepsiCo, Inc. ..........................   1,540        100,500
The Coca-Cola Co. ......................   2,000         89,360
The Pepsi Bottling Group, Inc. .........     146          5,183
                                                    -----------
                                                        246,028
                                                    -----------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc. (a).........................   1,094         78,254
Amylin Pharmaceuticals, Inc. (a)........     104          4,583
Biogen Idec, Inc. (a)...................     311         13,895
Celgene Corp. (a).......................     322         13,943
Cephalon, Inc. (a)......................      54          3,335
Genentech, Inc. (a).....................     425         35,147
Genzyme Corp. (a).......................     240         16,193
Gilead Sciences, Inc. (a)...............     427         29,335
MedImmune, Inc. (a).....................     221          6,455

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Millennium Pharmaceuticals, Inc. (a)....     286    $     2,846
Vertex Pharmaceuticals, Inc. (a)........     102          3,432
                                                    -----------
                                                        207,418
                                                    -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ...........     162          6,799
Masco Corp. ............................     386         10,584
USG Corp. (a)...........................      71          3,340
                                                    -----------
                                                         20,723
                                                    -----------
CAPITAL MARKETS -- 3.4%
A.G. Edwards, Inc. .....................      72          3,836
AllianceBernstein Holding LP............      25          1,725
Ameriprise Financial, Inc. .............     202          9,474
BlackRock, Inc. ........................      12          1,788
E*TRADE Financial Corp. (a).............     392          9,377
Eaton Vance Corp. ......................     125          3,607
Federated Investors, Inc. ..............      90          3,043
Franklin Resources, Inc. ...............     162         17,131
Goldman Sachs Group, Inc. ..............     341         57,687
Janus Capital Group, Inc. ..............     197          3,885
Legg Mason, Inc. .......................     119         12,002
Lehman Brothers Holdings, Inc. .........     498         36,782
Mellon Financial Corp. .................     391         15,288
Merrill Lynch & Co., Inc. ..............     850         66,487
Morgan Stanley..........................     914         66,640
Northern Trust Corp. ...................     180         10,517
Nuveen Investments, Inc. ...............      73          3,740
SEI Investments Co. ....................      66          3,709
State Street Corp.(b)...................     311         19,406
T. Rowe Price Group, Inc. ..............     242         11,580
TD Ameritrade Holding Corp. ............     259          4,882
The Bank of New York Co., Inc. .........     707         24,929
The Bear Stearns Cos., Inc. ............     106         14,851
The Charles Schwab Corp. ...............     965         17,273
                                                    -----------
                                                        419,639
                                                    -----------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. .........     197         13,075
Ashland, Inc. ..........................      66          4,210
E. I. du Pont de Nemours & Co. .........     853         36,543
Eastman Chemical Co. ...................      71          3,835
Ecolab, Inc. ...........................     170          7,279
Huntsman Corp. (a)......................      84          1,529
International Flavors & Fragrances,
  Inc. .................................      78          3,084
Lubrizol Corp. .........................      61          2,790
Lyondell Chemical Co. ..................     208          5,277
Monsanto Co. ...........................     502         23,599
PPG Industries, Inc. ...................     156         10,465
Praxair, Inc. ..........................     300         17,748
Rohm & Haas Co. ........................     132          6,250
Sigma-Aldrich Corp. ....................      57          4,313
The Dow Chemical Co. ...................     894         34,848
The Mosaic Co. (a)......................     126          2,129
                                                    -----------
                                                        176,974
                                                    -----------
COMMERCIAL BANKS -- 4.1%
AmSouth Bancorp.........................     314          9,119
Associated Bancorp......................     108          3,510
Bank of Hawaii Corp. ...................      48          2,312
BB&T Corp. .............................     500         21,890
City National Corp. ....................      41          2,749
Colonial BancGroup, Inc. ...............     139          3,406

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Comerica, Inc. .........................     157    $     8,936
Commerce Bancorp, Inc. .................     169          6,204
Commerce Bancshares, Inc. ..............      69          3,489
Compass Bancshares, Inc. ...............     120          6,838
Fifth Third Bancorp.....................     431         16,412
First Horizon National Corp. ...........     111          4,219
Fulton Financial Corp. .................     149          2,412
Huntington Bancshares, Inc. ............     213          5,097
Keycorp.................................     376         14,077
M&T Bank Corp. .........................      76          9,117
Marshall & Ilsley Corp. ................     201          9,684
Mercantile Bankshares Corp. ............     113          4,099
National City Corp. ....................     529         19,361
North Fork Bancorp, Inc. ...............     393         11,256
PNC Financial Services Group............     273         19,776
Popular, Inc. ..........................     227          4,413
Regions Financial Corp. ................     421         15,489
Sky Financial Group, Inc. ..............     100          2,490
SunTrust Banks, Inc. ...................     336         25,966
Synovus Financial Corp. ................     239          7,019
TCF Financial Corp. ....................     118          3,102
TD Banknorth, Inc. .....................     101          2,917
U.S. Bancorp............................   1,651         54,846
UnionBanCal Corp. ......................      52          3,167
Valley National Bancorp.................     109          2,787
Wachovia Corp. .........................   1,470         82,026
Wells Fargo & Co. ......................   2,916        105,501
Zions Bancorp...........................      97          7,742
                                                    -----------
                                                        501,428
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries, Inc. (a).......     217          2,446
Aramark Corp. ..........................     105          3,450
Avery Dennison Corp. ...................      87          5,235
ChoicePoint, Inc. (a)...................      77          2,757
Cintas Corp. ...........................     133          5,430
Dun & Bradstreet Corp. (a)..............      62          4,649
Equifax, Inc. ..........................     120          4,405
Manpower, Inc. .........................      85          5,208
Monster Worldwide, Inc. (a).............     104          3,764
Pitney Bowes, Inc. .....................     208          9,229
R.R. Donnelley & Sons Co. ..............     200          6,592
Republic Services, Inc. ................     110          4,423
Robert Half International, Inc. ........     160          5,435
The Corporate Executive Board Co. ......      37          3,327
Waste Management, Inc. .................     503         18,450
                                                    -----------
                                                         84,800
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.6%
Avaya, Inc. (a).........................     407          4,656
Cisco Systems, Inc. (a).................   5,702        131,146
Comverse Technology, Inc. (a)...........     188          4,031
Corning, Inc. (a).......................   1,435         35,029
Harris Corp. ...........................     124          5,517
JDS Uniphase Corp. (a)..................   1,470          3,219
Juniper Networks, Inc. (a)..............     511          8,830
Lucent Technologies, Inc. (a)...........   4,124          9,650
Motorola, Inc. .........................   2,277         56,925
QUALCOMM, Inc. .........................   1,543         56,088
Tellabs, Inc. (a).......................     392          4,296
                                                    -----------
                                                        319,387
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMPUTERS & PERIPHERALS -- 3.4%
Apple Computer, Inc. (a)................     786    $    60,546
Dell, Inc. (a)..........................   1,849         42,231
Diebold, Inc. ..........................      61          2,655
EMC Corp. (a)...........................   2,125         25,458
Hewlett-Packard Co. ....................   2,586         94,880
International Business Machines
  Corp. ................................   1,406        115,208
Lexmark International, Inc. (a).........      96          5,535
NCR Corp. (a)...........................     170          6,712
Network Appliance, Inc. (a).............     339         12,546
QLogic Corp. (a)........................     163          3,081
SanDisk Corp. (a).......................     180          9,637
Seagate Technology(a)...................     493         11,383
Sun Microsystems, Inc. (a)..............   3,232         16,063
Western Digital Corp. (a)...............     203          3,674
                                                    -----------
                                                        409,609
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. ............................      80          6,151
Jacobs Engineering Group, Inc. (a)......      54          4,036
                                                    -----------
                                                         10,187
                                                    -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. ........      42          3,554
Vulcan Materials Co. ...................      82          6,417
                                                    -----------
                                                          9,971
                                                    -----------
CONSUMER FINANCE -- 0.8%
American Express Co. ...................     995         55,800
AmeriCredit Corp. (a)...................     140          3,499
Capital One Financial Corp. ............     281         22,103
SLM Corp. ..............................     384         19,960
Student Loan Corp. .....................       4            769
                                                    -----------
                                                        102,131
                                                    -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .............................      99          4,004
Bemis Co., Inc. ........................     101          3,319
Crown Holdings, Inc. (a)................     151          2,809
Pactiv Corp. (a)........................     140          3,979
Sealed Air Corp. .......................      76          4,113
Smurfit-Stone Container Corp. (a).......     231          2,587
Sonoco Products Co. ....................      92          3,095
Temple-Inland, Inc. ....................      99          3,970
                                                    -----------
                                                         27,876
                                                    -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ......................     157          6,771
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc. (a)..................     142          6,992
H&R Block, Inc. ........................     283          6,153
The Service Master Co. .................     267          2,993
Weight Watchers International, Inc. ....      41          1,818
                                                    -----------
                                                         17,956
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 5.4%
Bank of America Corp. ..................   4,227        226,440
Cbot Holdings, Inc. (a).................      19          2,295
Chicago Mercantile Exchange Holdings,
  Inc. .................................      29         13,869
CIT Group, Inc. ........................     184          8,948
Citigroup, Inc. ........................   4,603        228,631
JPMorgan Chase & Co. ...................   3,220        151,211
Leucadia National Corp. ................     150          3,926

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Moody's Corp. ..........................     231    $    15,103
NYSE Group, Inc. (a)....................      48          3,588
                                                    -----------
                                                        654,011
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
AT&T, Inc. .............................   3,589        116,858
BellSouth Corp. ........................   1,699         72,632
CenturyTel, Inc. .......................     108          4,284
Citizens Communications Co. ............     299          4,198
Embarq Corp. ...........................     134          6,482
Level 3 Communications, Inc. (a)........     915          4,895
Qwest Communications International, Inc.
  (a)...................................   1,436         12,522
Verizon Communications, Inc. ...........   2,681         99,546
Windstream Corp. (a)....................     436          5,751
                                                    -----------
                                                        327,168
                                                    -----------
ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc. (a)..............     145          5,825
American Electric Power Co., Inc. ......     364         13,239
DPL, Inc. ..............................     105          2,847
Edison International....................     276         11,493
Entergy Corp. ..........................     197         15,411
Exelon Corp. ...........................     622         37,656
FirstEnergy Corp. ......................     301         16,814
FPL Group, Inc. ........................     345         15,525
Northeast Utilities.....................     143          3,328
Pepco Holdings, Inc. ...................     171          4,133
Pinnacle West Capital Corp. ............      87          3,919
PPL Corp. ..............................     349         11,482
Progress Energy, Inc. ..................     227         10,301
Reliant Energy, Inc. (a)................     278          3,422
The Southern Co. .......................     683         23,536
                                                    -----------
                                                        178,931
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp. ........     171          3,755
AMETEK, Inc. ...........................      64          2,787
Cooper Industries, Ltd. ................      88          7,500
Emerson Electric Co. ...................     378         31,699
Hubbell, Inc. (Class B).................      52          2,491
Rockwell Automation, Inc. ..............     151          8,773
Roper Industries, Inc. .................      80          3,579
                                                    -----------
                                                         60,584
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a)..........     397         12,978
Amphenol Corp. (Class A)................      82          5,078
Arrow Electronics, Inc. (a).............     107          2,935
CDW Corp. ..............................      61          3,763
Ingram Micro, Inc. (Class A)(a).........     132          2,529
Jabil Circuit, Inc. ....................     168          4,800
Molex, Inc. ............................     124          4,832
Solectron Corp. (a).....................     908          2,960
Symbol Technologies, Inc. ..............     230          3,418
                                                    -----------
                                                         43,293
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Baker Hughes, Inc. .....................     311         21,210
BJ Services Co. ........................     283          8,527
Cameron International Corp. (a).........     104          5,024
Diamond Offshore Drilling, Inc. ........      56          4,053
ENSCO International, Inc. ..............     142          6,224
FMC Technologies, Inc. (a)..............      64          3,437

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
GlobalSantaFe Corp. ....................     223    $    11,148
Grant Prideco, Inc. (a).................     121          4,602
Halliburton Co. ........................     950         27,027
Nabors Industries, Ltd. (a).............     279          8,300
National-Oilwell Varco, Inc. (a)........     160          9,368
Noble Corp. ............................     128          8,215
Patterson-UTI Energy, Inc. .............     146          3,469
Pride International, Inc. (a)...........     145          3,976
Rowan Cos., Inc. .......................     100          3,163
Schlumberger, Ltd. .....................   1,094         67,861
Smith International, Inc. ..............     196          7,605
Transocean, Inc. (a)....................     298         21,822
Weatherford International, Ltd. (a).....     322         13,434
                                                    -----------
                                                        238,465
                                                    -----------
FOOD & STAPLES RETAILING -- 2.2%
Costco Wholesale Corp. .................     437         21,710
CVS Corp. ..............................     742         23,833
Safeway, Inc. ..........................     409         12,413
SUPERVALU, Inc. ........................     196          5,811
Sysco Corp. ............................     589         19,702
The Kroger Co. .........................     647         14,972
Wal-Mart Stores, Inc. ..................   2,394        118,072
Walgreen Co. ...........................     940         41,727
Whole Foods Market, Inc. ...............     131          7,785
                                                    -----------
                                                        266,025
                                                    -----------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. .............     549         20,796
Bunge, Ltd. ............................     108          6,259
Campbell Soup Co. ......................     236          8,614
ConAgra Foods, Inc. ....................     490         11,995
Dean Foods Co. (a)......................     139          5,841
General Mills, Inc. ....................     326         18,452
H.J. Heinz Co. .........................     293         12,285
Hormel Foods Corp. .....................      68          2,447
Kellogg Co. ............................     229         11,340
Kraft Foods, Inc. ......................     234          8,344
McCormick & Co., Inc. ..................     120          4,558
Sara Lee Corp. .........................     713         11,458
Smithfield Foods, Inc. (a)..............     103          2,783
The Hershey Co. ........................     158          8,445
Tyson Foods, Inc. (Class A).............     215          3,414
Wm. Wrigley Jr., Co. ...................     212          9,765
                                                    -----------
                                                        146,796
                                                    -----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. ..............     106          3,708
ONEOK, Inc. ............................      97          3,666
Questar Corp. ..........................      77          6,296
                                                    -----------
                                                         13,670
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Bausch & Lomb, Inc. ....................      48          2,406
Baxter International, Inc. .............     610         27,731
Beckman Coulter, Inc. ..................      56          3,223
Becton, Dickinson & Co. ................     216         15,265
Biomet, Inc. ...........................     214          6,889
Boston Scientific Corp. (a).............   1,259         18,621
C.R. Bard, Inc. ........................      96          7,200
Cytyc Corp. (a).........................     104          2,546
Dade Behring Holdings, Inc. ............      82          3,293
Dentsply International, Inc. ...........     130          3,914

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
vxHillenbrand Industries, Inc. .........      49    $     2,792
Hospira, Inc. (a).......................     141          5,396
Medtronic, Inc. ........................   1,067         49,551
St. Jude Medical, Inc. (a)..............     334         11,787
Stryker Corp. ..........................     255         12,645
Varian Medical Systems, Inc. (a)........     127          6,781
Zimmer Holdings, Inc. (a)...............     228         15,390
                                                    -----------
                                                        195,430
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Aetna, Inc. ............................     516         20,408
AmerisourceBergen Corp. ................     190          8,588
Brookdale Senior Living, Inc. ..........      48          2,228
Cardinal Health, Inc. ..................     386         25,376
Caremark Rx, Inc. ......................     417         23,631
CIGNA Corp. ............................     107         12,446
Community Health Systems, Inc. (a)......      84          3,137
Coventry Health Care, Inc. (a)..........     145          7,470
DaVita, Inc. (a)........................      94          5,440
Express Scripts, Inc. (Class A)(a)......     112          8,455
HCA, Inc. ..............................     360         17,960
Health Management Associates, Inc. .....     223          4,661
Health Net, Inc. (a)....................     101          4,396
Henry Schein, Inc. (a)..................      80          4,011
Humana, Inc. (a)........................     150          9,913
Laboratory Corp. of America
  Holdings(a)...........................     120          7,868
Lincare Holdings, Inc. (a)..............      90          3,118
Manor Care, Inc. .......................      80          4,182
McKesson Corp. .........................     280         14,762
Medco Health Solutions, Inc. (a)........     273         16,410
Omnicare, Inc. .........................     112          4,826
Patterson Cos., Inc. (a)................     114          3,832
Quest Diagnostics, Inc. ................     142          8,685
Tenet Healthcare Corp. (a)..............     429          3,492
Triad Hospitals, Inc. (a)...............      80          3,522
UnitedHealth Group, Inc. ...............   1,243         61,156
Universal Health Services, Inc. (Class
  B)....................................      53          3,176
WellPoint, Inc. (a).....................     572         44,073
                                                    -----------
                                                        337,222
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.0%(c)
IMS Health, Inc. .......................     200          5,328
                                                    -----------
HOTELS RESTAURANTS & LEISURE -- 1.7%
Boyd Gaming Corp. ......................      48          1,845
Brinker International, Inc. ............      78          3,127
Carnival Corp. .........................     389         18,295
Darden Restaurants, Inc. ...............     136          5,776
Harrah's Entertainment, Inc. ...........     172         11,426
Hilton Hotels Corp. ....................     331          9,218
International Game Technology...........     317         13,155
International Speedway Corp. (Class
  A)....................................      32          1,595
Las Vegas Sands Corp. (a)...............      96          6,562
Marriott International, Inc. (Class
  A)....................................     340         13,138
McDonald's Corp. .......................   1,146         44,832
MGM Mirage, Inc. (a)....................     112          4,423
Penn National Gaming, Inc. (a)..........      62          2,264
Royal Caribbean Cruises, Ltd. ..........     119          4,618
Starbucks Corp. (a).....................     709         24,141
Starwood Hotels & Resorts Worldwide,
  Inc. .................................     197         11,266
Station Casinos, Inc. ..................      39          2,255
Wendy's International, Inc. ............     108          7,236
Wyndham Worldwide Corp. (a).............     183          5,119

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Wynn Resorts, Ltd. (a)..................      68    $     4,625
Yum! Brands, Inc. ......................     263         13,689
                                                    -----------
                                                        208,605
                                                    -----------
HOUSEHOLD DURABLES -- 0.7%
Black & Decker Corp. ...................      74          5,872
Centex Corp. ...........................     106          5,578
D.R. Horton, Inc. ......................     252          6,035
Fortune Brands, Inc. ...................     138         10,365
Garmin, Ltd. ...........................     106          5,171
Harman International Industries,
  Inc. .................................      61          5,090
KB HOME.................................      72          3,154
Leggett & Platt, Inc. ..................     172          4,305
Lennar Corp. (Class A)..................     126          5,701
Mohawk Industries, Inc. (a).............      51          3,797
Newell Rubbermaid, Inc. ................     251          7,108
NVR, Inc. (a)...........................       4          2,140
Pulte Homes, Inc. ......................     193          6,149
The Stanley Works.......................      78          3,888
Toll Brothers, Inc. (a).................     108          3,033
Whirlpool Corp. ........................      72          6,056
                                                    -----------
                                                         83,442
                                                    -----------
HOUSEHOLD PRODUCTS -- 2.1%
Colgate-Palmolive Co. ..................     485         30,119
Energizer Holdings, Inc. (a)............      49          3,528
Kimberly-Clark Corp. ...................     426         27,843
Procter & Gamble Co. ...................   2,933        181,787
The Clorox Co. .........................     142          8,946
                                                    -----------
                                                        252,223
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group, Inc. .......     170         10,064
Mirant Corp. (a)........................     237          6,472
NRG Energy, Inc. (a)....................     127          5,753
The AES Corp. (a).......................     593         12,091
TXU Corp. ..............................     426         26,634
                                                    -----------
                                                         61,014
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 3.7%
3M Co. .................................     638         47,480
General Electric Co. ...................   9,623        339,692
McDermott International, Inc. (a).......     100          4,180
Textron, Inc. ..........................     102          8,925
Tyco International, Ltd. ...............   1,876         52,509
                                                    -----------
                                                        452,786
                                                    -----------
INSURANCE -- 4.6%
ACE, Ltd. ..............................     301         16,474
AFLAC, Inc. ............................     461         21,095
Ambac Financial Group, Inc. ............     101          8,358
American International Group, Inc. .....   2,112        139,941
Aon Corp. ..............................     259          8,772
Arch Capital Group, Ltd. (a)............      39          2,476
Arthur J. Gallagher & Co. ..............      83          2,214
Assurant, Inc. .........................     104          5,555
Axis Capital Holdings, Ltd. ............     131          4,544
Brown & Brown, Inc. ....................     104          3,178
Chubb Corp. ............................     385         20,005
Cincinnati Financial Corp. .............     137          6,584
CNA Financial Corp. (a).................      22            792
Conseco, Inc. (a).......................     140          2,939

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Everest Re Group, Ltd. .................      60    $     5,852
Fidelity National Financial, Inc. ......     160          6,664
Fidelity National Title Group, Inc. ....       9            189
First American Corp. ...................      78          3,302
Genworth Financial, Inc. (Class A)......     418         14,634
Lincoln National Corp. .................     259         16,079
Loews Corp. ............................     435         16,486
Markel Corp. (a)........................       8          3,285
Marsh & McLennan Cos., Inc. ............     509         14,328
MBIA, Inc. .............................     124          7,619
MetLife, Inc. ..........................     429         24,316
Nationwide Financial Services, Inc.
  (Class A).............................      52          2,501
Old Republic International Corp. .......     196          4,341
Principal Financial Group, Inc. ........     253         13,733
Protective Life Corp. ..................      60          2,745
Prudential Financial, Inc. .............     456         34,770
SAFECO Corp. ...........................     112          6,600
The Allstate Corp. .....................     593         37,199
The Hartford Financial Services Group,
  Inc. .................................     280         24,290
The Progressive Corp. ..................     677         16,614
The St. Paul Travelers Cos., Inc. ......     642         30,103
Torchmark Corp. ........................      96          6,059
Transatlantic Holdings, Inc. ...........      24          1,450
Unitrin, Inc. ..........................      40          1,767
UnumProvident Corp. ....................     316          6,127
White Mountains Insurance Group,
  Ltd. .................................       8          3,976
WR Berkley Corp. .......................     173          6,122
XL Capital, Ltd. (Class A)..............     164         11,267
                                                    -----------
                                                        565,345
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)....................     275          8,833
Expedia, Inc. (a).......................     275          4,312
IAC/InterActiveCorp(a)..................     216          6,212
Liberty Media Holding Corp.-Interactive
  (Class A)(a)..........................     678         13,818
                                                    -----------
                                                         33,175
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 1.2%
Akamai Technologies, Inc. (a)...........     143          7,149
eBay, Inc. (a)..........................     972         27,566
Google, Inc. (a)........................     189         75,959
VeriSign, Inc. (a)......................     232          4,686
Yahoo!, Inc. (a)........................   1,218         30,791
                                                    -----------
                                                        146,151
                                                    -----------
IT SERVICES -- 1.3%
Accenture, Ltd. (Class A)...............     520         16,489
Affiliated Computer Services, Inc.
  (a)...................................     108          5,601
Alliance Data Systems Corp. (a).........      63          3,477
Automatic Data Processing, Inc. ........     534         25,280
Ceridian Corp. (a)......................     132          2,951
Checkfree Corp. (a).....................      69          2,851
Cognizant Technology Solutions Corp.
  (a)...................................     129          9,554
Computer Sciences Corp. (a).............     166          8,154
DST Systems, Inc. (a)...................      51          3,145
Electronic Data Systems Corp. ..........     484         11,868
Fidelity National Information Services,
  Inc. .................................      87          3,219
First Data Corp. .......................     704         29,568
Fiserv, Inc. (a)........................     172          8,099
Global Payments, Inc. ..................      82          3,609
Iron Mountain, Inc. (a).................     112          4,809
Mastercard, Inc. (a)....................      57          4,010

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Paychex, Inc. ..........................     312    $    11,497
Sabre Holdings Corp. (Class A)..........     130          3,041
Total System Services, Inc. ............      36            822
                                                    -----------
                                                        158,044
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ........................      86          2,682
Eastman Kodak Co. ......................     264          5,914
Hasbro, Inc. ...........................     137          3,117
Mattel, Inc. ...........................     382          7,525
                                                    -----------
                                                         19,238
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Applera Corp. -- Applied Biosystems
  Group.................................     185          6,125
Charles River Laboratories
  International, Inc. (a)...............      66          2,865
Covance, Inc. (a).......................      59          3,917
Fisher Scientific International, Inc.
  (a)...................................     116          9,076
Invitrogen Corp. (a)....................      48          3,044
Millipore Corp. (a).....................      53          3,249
Pharmaceutical Product Development,
  Inc. .................................      96          3,426
Thermo Electron Corp. (a)...............     146          5,742
Waters Corp. (a)........................     105          4,754
                                                    -----------
                                                         42,198
                                                    -----------
MACHINERY -- 1.5%
Caterpillar, Inc. ......................     612         40,270
Cummins, Inc. ..........................      44          5,246
Danaher Corp. ..........................     227         15,588
Deere & Co. ............................     216         18,125
Donaldson Co., Inc. ....................      68          2,509
Dover Corp. ............................     188          8,919
Eaton Corp. ............................     143          9,845
Graco, Inc. ............................      64          2,500
Illinois Tool Works, Inc. ..............     458         20,564
Ingersoll-Rand Co., Ltd. (Class A)......     307         11,660
ITT Industries, Inc. ...................     167          8,562
Joy Global, Inc. .......................     107          4,024
Oshkosh Truck Corp. ....................      68          3,432
PACCAR, Inc. ...........................     240         13,685
Pall Corp. .............................     116          3,574
Parker-Hannifin Corp. ..................     112          8,706
Pentair, Inc. ..........................      89          2,331
SPX Corp. ..............................      53          2,832
Terex Corp. (a).........................      92          4,160
                                                    -----------
                                                        186,532
                                                    -----------
MEDIA -- 3.6%
Cablevision Systems Corp. (Class A).....     225          5,110
CBS Corp. ..............................     630         17,747
Clear Channel Communications, Inc. .....     426         12,290
Clear Channel Outdoor Holdings, Inc.
  (a)...................................      34            694
Comcast Corp. (Class A)(a)..............   1,846         68,025
Discovery Holding Co. (Class A)(a)......     257          3,716
EchoStar Communications Corp. (Class
  A)(a).................................     199          6,515
EW Scripps Co. .........................      76          3,643
Gannett Co., Inc. ......................     221         12,559
Getty Images, Inc. (a)..................      44          2,186
Lamar Advertising Co. (a)...............      81          4,326
Liberty Global, Inc. (Class A)(a).......     423         10,888
Liberty Media Holding Corp. -- Capital
  (Series A)(a).........................     128         10,697

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
News Corp. (Class A)....................   2,188    $    42,994
NTL, Inc. ..............................     266          6,764
Omnicom Group, Inc. ....................     162         15,163
R.H. Donnelley Corp. ...................      47          2,486
Sirius Satellite Radio, Inc. (a)........   1,134          4,434
The DIRECTV Group, Inc. (a).............     747         14,701
The Interpublic Group of Cos., Inc.
  (a)...................................     395          3,911
The McGraw-Hill Cos., Inc. .............     331         19,208
The New York Times Co. (Class A)........     136          3,125
The Walt Disney Co. ....................   1,810         55,947
The Washington Post Co. ................       5          3,685
Time Warner, Inc. ......................   3,759         68,527
Tribune Co. ............................     144          4,712
Univision Communications, Inc. (a)......     239          8,207
Viacom, Inc. (a)........................     593         22,048
XM Satellite Radio Holdings, Inc. (Class
  A)(a).................................     248          3,197
                                                    -----------
                                                        437,505
                                                    -----------
METALS & MINING -- 0.8%
Alcoa, Inc. ............................     803         22,516
Allegheny Technologies, Inc. ...........      84          5,224
Freeport-McMoRan Copper & Gold, Inc. ...     176          9,374
Glamis Gold, Ltd. (a)...................     152          5,993
Newmont Mining Corp. ...................     385         16,459
Nucor Corp. ............................     262         12,966
Phelps Dodge Corp. .....................     188         15,924
Southern Copper Corp. ..................      36          3,330
Titanium Metals Corp. (a)...............      75          1,896
United States Steel Corp. ..............     108          6,229
                                                    -----------
                                                         99,911
                                                    -----------
MULTI-UTILITIES -- 1.4%
Alliant Energy Corp. ...................     108          3,859
Ameren Corp. ...........................     189          9,977
CenterPoint Energy, Inc. ...............     254          3,637
Consolidated Edison, Inc. ..............     223         10,303
Dominion Resources, Inc. ...............     325         24,859
DTE Energy Co. .........................     159          6,600
Duke Energy Corp. ......................   1,146         34,609
Energy East Corp. ......................     136          3,226
KeySpan Corp. ..........................     161          6,623
MDU Resources Group, Inc. ..............     146          3,262
NiSource, Inc. .........................     247          5,370
NSTAR...................................     100          3,336
PG&E Corp. .............................     318         13,245
Public Service Enterprise Group,
  Inc. .................................     233         14,257
SCANA Corp. ............................      96          3,866
Sempra Energy...........................     212         10,653
TECO Energy, Inc. ......................     188          2,942
Wisconsin Energy Corp. .................     108          4,659
Xcel Energy, Inc. ......................     367          7,579
                                                    -----------
                                                        172,862
                                                    -----------
MULTILINE RETAIL -- 1.0%
Dollar General Corp. ...................     279          3,803
Dollar Tree Stores, Inc. (a)............      98          3,034
Family Dollar Stores, Inc. .............     144          4,210
Federated Department Stores, Inc. ......     510         22,037
J. C. Penney Co., Inc. .................     189         12,926
Kohl's Corp. (a)........................     277         17,983
Nordstrom, Inc. ........................     203          8,587

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Sears Holdings Corp. (a)................      90    $    14,228
Target Corp. ...........................     727         40,167
                                                    -----------
                                                        126,975
                                                    -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (a).........................     852         13,257
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 7.5%
Anadarko Petroleum Corp. ...............     420         18,409
Apache Corp. ...........................     301         19,023
Arch Coal, Inc. ........................     133          3,845
Chesapeake Energy Corp. ................     371         10,752
Chevron Corp. ..........................   2,030        131,666
CNX Gas Corp. (a).......................      24            556
ConocoPhillips..........................   1,428         85,009
CONSOL Energy, Inc. ....................     165          5,235
Devon Energy Corp. .....................     389         24,565
El Paso Corp. ..........................     645          8,798
Energy Transfer Partners LP.............      71          3,289
Enterprise Products Partners LP.........     244          6,527
EOG Resources, Inc. ....................     228         14,831
Exxon Mobil Corp. ......................   5,494        368,647
Hess Corp. .............................     233          9,651
Kinder Morgan Energy Partners LP........     132          5,792
Kinder Morgan, Inc. ....................     101         10,590
Marathon Oil Corp. .....................     338         25,992
Murphy Oil Corp. .......................     159          7,560
Newfield Exploration Co. (a)............     118          4,548
Noble Energy, Inc. .....................     159          7,249
Occidental Petroleum Corp. .............     790         38,007
ONEOK Partners LP.......................      44          2,475
Peabody Energy Corp. ...................     239          8,790
Pioneer Natural Resources Co. ..........     117          4,577
Plains Exploration & Production Co.
  (a)...................................      72          3,090
Pogo Producing Co. .....................      50          2,048
Range Resources Corp. ..................     128          3,231
Southwestern Energy Co. (a).............     151          4,510
Sunoco, Inc. ...........................     124          7,712
Tesoro Corp. ...........................      64          3,711
The Williams Cos., Inc. ................     553         13,200
Ultra Petroleum Corp. (a)...............     142          6,832
Valero Energy Corp. ....................     573         29,492
XTO Energy, Inc. .......................     337         14,198
                                                    -----------
                                                        914,407
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ................     449         15,549
MeadWestvaco Corp. .....................     167          4,427
Weyerhaeuser Co. .......................     233         14,337
                                                    -----------
                                                         34,313
                                                    -----------
PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co. .....................      76          3,845
Avon Products, Inc. ....................     430         13,184
The Estee Lauder Cos., Inc. (Class A)...     126          5,081
                                                    -----------
                                                         22,110
                                                    -----------
PHARMACEUTICALS -- 6.3%
Abbott Laboratories.....................   1,418         68,858
Abraxis BioScience, Inc. (a)............      21            583
Allergan, Inc. .........................     142         15,991
Barr Pharmaceuticals, Inc. (a)..........      93          4,830
Bristol-Myers Squibb Co. ...............   1,812         45,155
Eli Lilly & Co. ........................     891         50,787

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................     121    $     3,939
Forest Laboratories, Inc. (a)...........     297         15,031
Johnson & Johnson.......................   2,754        178,845
King Pharmaceuticals, Inc. (a)..........     224          3,815
Merck & Co., Inc. ......................   2,010         84,219
Mylan Laboratories, Inc. ...............     195          3,925
Pfizer, Inc. ...........................   6,786        192,451
Schering-Plough Corp. ..................   1,353         29,888
Sepracor, Inc. (a)......................      98          4,747
Watson Pharmaceuticals, Inc. (a)........      95          2,486
Wyeth...................................   1,238         62,940
                                                    -----------
                                                        768,490
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
AMB Property Corp. .....................      80          4,409
Apartment Investment & Management Co.
  (Class A).............................      88          4,788
Archstone-Smith Trust...................     196         10,670
Avalonbay Communities, Inc. ............      68          8,187
Boston Properties, Inc. ................     104         10,747
Camden Property Trust...................      52          3,953
CapitalSource, Inc. ....................     116          2,995
Developers Diversified Realty Corp. ....     100          5,576
Duke Realty Corp. ......................     128          4,781
Equity Office Properties Trust..........     330         13,121
Equity Residential......................     269         13,606
Federal Realty Investment Trust.........      48          3,566
General Growth Properties, Inc. ........     203          9,673
Health Care Property Investors, Inc. ...     121          3,757
Hospitality Properties Trust............      62          2,926
Host Hotels & Resorts, Inc. ............     482         11,052
iStar Financial, Inc. ..................     104          4,337
Kimco Realty Corp. .....................     191          8,188
Liberty Property Trust..................      79          3,775
Macerich Co. ...........................      67          5,116
Mack-Cali Realty Corp. .................      56          2,901
New Plan Excel Realty Trust.............      96          2,597
Plum Creek Timber Co., Inc. ............     163          5,549
ProLogis................................     219         12,496
Public Storage, Inc. ...................     116          9,975
Regency Centers Corp. ..................      64          4,401
Simon Property Group, Inc. .............     201         18,215
SL Green Realty Corp. ..................      43          4,803
Thornburg Mortgage, Inc. ...............      98          2,496
Trizec Properties, Inc. ................      88          2,544
United Dominion Realty Trust, Inc. .....     118          3,564
Ventas, Inc. ...........................      96          3,700
Vornado Realty Trust....................     121         13,189
Weingarten Realty Investors.............      71          3,054
                                                    -----------
                                                        224,707
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Brookfield Properties Corp. ............     108          3,815
CB Richard Ellis Group, Inc. (Class
  A)(a).................................     178          4,379
Forest City Enterprises, Inc. ..........      64          3,475
Realogy Corp(a).........................     230          5,216
The St. Joe Co. ........................      66          3,621
                                                    -----------
                                                         20,506
                                                    -----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe Corp. .....     342         25,117
CSX Corp. ..............................     410         13,460
J.B. Hunt Transport Services, Inc. .....     111          2,305

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Norfolk Southern Corp. .................     382    $    16,827
Union Pacific Corp. ....................     248         21,824
                                                    -----------
                                                         79,533
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Advanced Micro Devices, Inc. (a)........     467         11,605
Altera Corp. (a)........................     346          6,359
Analog Devices, Inc. ...................     343         10,081
Applied Materials, Inc. ................   1,452         25,744
Broadcom Corp. (Class A)(a).............     409         12,409
Freescale Semiconductor, Inc. (Class
  B)(a).................................     379         14,406
Intel Corp. ............................   5,393        110,934
International Rectifier Corp. (a).......      61          2,125
Intersil Corp. (Class A)................     131          3,216
KLA-Tencor Corp. .......................     179          7,960
Lam Research Corp. (a)..................     130          5,893
Linear Technology Corp. ................     282          8,776
LSI Logic Corp. (a).....................     368          3,025
Marvell Technology Group, Ltd. (a)......     428          8,290
Maxim Integrated Products, Inc. ........     295          8,281
MEMC Electronic Materials, Inc. (a).....     157          5,751
Microchip Technology, Inc. .............     197          6,387
Micron Technology, Inc. (a).............     670         11,658
National Semiconductor Corp. ...........     316          7,435
Novellus Systems, Inc. (a)..............     125          3,458
NVIDIA Corp. (a)........................     337          9,972
Teradyne, Inc. (a)......................     182          2,395
Texas Instruments, Inc. ................   1,426         47,414
Xilinx, Inc. ...........................     315          6,914
                                                    -----------
                                                        340,488
                                                    -----------
SOFTWARE -- 3.4%
Activision, Inc. (a)....................     246          3,715
Adobe Systems, Inc. (a).................     547         20,485
Autodesk, Inc. (a)......................     209          7,269
BEA Systems, Inc. (a)...................     361          5,487
BMC Software, Inc. (a)..................     199          5,417
CA, Inc. ...............................     426         10,092
Cadence Design Systems, Inc. (a)........     249          4,223
Citrix Systems, Inc. (a)................     169          6,120
Electronic Arts, Inc. (a)...............     275         15,312
Intuit, Inc. (a)........................     290          9,306
McAfee, Inc. (a)........................     137          3,351
Microsoft Corp. ........................   8,194        223,942
Oracle Corp. (a)........................   3,720         65,993
Red Hat, Inc. (a).......................     171          3,605
Salesforce.com, Inc. (a)................      84          3,014
Symantec Corp. (a)......................     944         20,088
Synopsys, Inc. (a)......................     127          2,504
                                                    -----------
                                                        409,923
                                                    -----------
SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co. ................      80          5,558
Advance Auto Parts, Inc. ...............     105          3,459
American Eagle Outfitters, Inc. ........     120          5,260
AutoNation, Inc. (a)....................     157          3,281
AutoZone, Inc. (a)......................      50          5,165
Bed Bath & Beyond, Inc. (a).............     268         10,254
Best Buy Co., Inc. .....................     365         19,549
CarMax, Inc. (a)........................      98          4,088
Chico's FAS, Inc. (a)...................     164          3,531
Circuit City Stores, Inc. ..............     174          4,369

STREETTRACKS DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Foot Locker, Inc. ......................     144    $     3,636
Limited Brands..........................     314          8,318
Lowe's Cos., Inc. ......................   1,436         40,294
Michaels Stores, Inc. ..................     124          5,399
O'Reilly Automotive, Inc. (a)...........     104          3,454
Office Depot, Inc. (a)..................     276         10,957
PETsMART, Inc. .........................     130          3,608
RadioShack Corp. .......................     124          2,393
Ross Stores, Inc. ......................     134          3,405
Staples, Inc. ..........................     683         16,617
The Gap, Inc. ..........................     573         10,858
The Home Depot, Inc. ...................   1,916         69,493
The Sherwin-Williams Co. ...............     108          6,024
The TJX Cos., Inc. .....................     431         12,081
Tiffany & Co. ..........................     134          4,449
Urban Outfitters, Inc. (a)..............     105          1,858
Williams-Sonoma, Inc. ..................      83          2,688
                                                    -----------
                                                        270,046
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
Coach, Inc. (a).........................     343         11,799
Jones Apparel Group, Inc. ..............     108          3,503
Liz Claiborne, Inc. ....................      98          3,872
NIKE, Inc. (Class B)....................     158         13,844
Polo Ralph Lauren Corp. ................      56          3,623
V. F. Corp. ............................      82          5,982
                                                    -----------
                                                         42,623
                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 1.7%
Astoria Financial Corp. ................      91          2,805
Countrywide Financial Corp. ............     564         19,763
Fannie Mae..............................     898         50,207
Freddie Mac.............................     635         42,120
Golden West Financial Corp. (a).........     281         21,707
Hudson City Bancorp, Inc. ..............     517          6,850
MGIC Investment Corp. ..................      84          5,038
New York Community Bancorp, Inc. .......     248          4,062
People's Bank...........................      56          2,218
PMI Group, Inc. ........................      84          3,680
Radian Group, Inc. .....................      78          4,680
Sovereign Bancorp, Inc. ................     330          7,098
Washington Mutual, Inc. ................     887         38,558
Webster Financial Corp. ................      48          2,261
                                                    -----------
                                                        211,047
                                                    -----------
TOBACCO -- 1.4%
Altria Group, Inc. .....................   1,918        146,823
Loews Corp. (Carolina Group)............     100          5,539
Reynolds American, Inc. ................     160          9,915
UST, Inc. ..............................     150          8,225
                                                    -----------
                                                        170,502
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ...........................     127    $     4,898
W.W. Grainger, Inc. ....................      74          4,960
                                                    -----------
                                                          9,858
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
ALLTEL Corp. ...........................     360         19,980
American Tower Corp. (a)................     390         14,235
Crown Castle International Corp. (a)....     204          7,189
NII Holdings, Inc. (a)..................     127          7,894
Sprint Nextel Corp. ....................   2,751         47,180
Telephone & Data Systems, Inc. .........      96          4,042
US Cellular Corp. (a)...................      16            955
                                                    -----------
                                                        101,475
                                                    -----------
TOTAL COMMON STOCKS --
(Cost $12,006,250)......................             12,126,846
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $7,974)....................   7,974          7,974
                                                    -----------
TOTAL INVESTMENTS -- 99.5%
(Cost $12,014,224)......................             12,134,820
OTHER ASSETS AND
  LIABILITIES -- 0.5%...................                 54,886
                                                    -----------
NET ASSETS -- 100.0%....................            $12,189,706
                                                    ===========

(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.
(c) Amount shown represents less than 0.05% of net assets.

                                     SHARES
                                    PURCHASED    SHARES SOLD
                                     FOR THE       FOR THE
                        NUMBER        THREE         THREE       NUMBER
                       OF SHARES     MONTHS        MONTHS      OF SHARES
                        HELD AT       ENDED         ENDED       HELD AT
SECURITY DESCRIPTION    6/30/06      9/30/06       9/30/06      9/30/06
--------------------   ---------   -----------   -----------   ---------
State Street Corp. ...    157          231            77          311
(Cost $19,137)

                                    REALIZED
                        INCOME       GAIN ON
                        EARNED     SHARES SOLD
                        FOR THE    DURING THE      MARKET
                         THREE        THREE         VALUE
                        MONTHS       MONTHS       AT PERIOD
                         ENDED        ENDED         ENDED
SECURITY DESCRIPTION    9/30/06      9/30/06       9/30/06
--------------------   ---------   -----------   -----------
State Street Corp. ...    $31         $322         $19,406

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc. (a).......         938  $     76,034
General Dynamics Corp. .............       8,961       642,235
L-3 Communications Holdings,
  Inc. .............................       3,253       254,808
Lockheed Martin Corp. ..............       8,988       773,507
Precision Castparts Corp. ..........       3,611       228,071
Raytheon Co. .......................      11,911       571,847
Rockwell Collins, Inc. .............       4,722       258,955
United Technologies Corp. ..........      25,064     1,587,804
                                                  ------------
                                                     4,393,261
                                                  ------------
AIR FREIGHT & LOGISTICS -- 1.5%
C.H. Robinson Worldwide, Inc. ......       4,630       206,405
Expeditors International Washington,
  Inc. .............................       5,683       253,348
FedEx Corp. ........................       7,605       826,512
United Parcel Service, Inc. (Class
  B)................................      16,507     1,187,514
                                                  ------------
                                                     2,473,779
                                                  ------------
AIRLINES -- 0.2%
Southwest Airlines Co. .............      20,957       349,144
UAL Corp. (a).......................       2,416        64,193
                                                  ------------
                                                       413,337
                                                  ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ...................       1,544        88,270
                                                  ------------
AUTOMOBILES -- 0.3%
Harley-Davidson, Inc. ..............       6,996       438,999
                                                  ------------
BEVERAGES -- 2.5%
Anheuser-Busch Cos., Inc. ..........      19,340       918,843
Brown-Forman Corp. .................       1,669       127,929
Constellation Brands, Inc. (Class A)
  (a)...............................       5,342       153,743
PepsiCo, Inc. ......................      44,487     2,903,222
The Pepsi Bottling Group, Inc. .....       3,807       135,148
                                                  ------------
                                                     4,238,885
                                                  ------------
BIOTECHNOLOGY -- 3.6%
Amgen, Inc. (a).....................      31,640     2,263,209
Amylin Pharmaceuticals, Inc. (a)....       3,057       134,722
Biogen Idec, Inc. (a)...............       9,184       410,341
Celgene Corp. (a)...................       9,343       404,552
Cephalon, Inc. (a)..................       1,573        97,133
Genentech, Inc. (a).................      12,363     1,022,420
Genzyme Corp. (a)...................       6,886       464,599
Gilead Sciences, Inc. (a)...........      12,180       836,766
MedImmune, Inc. (a).................       6,381       186,389
Millennium Pharmaceuticals, Inc.
  (a)...............................       8,553        85,102
Vertex Pharmaceuticals, Inc. (a)....       3,148       105,930
                                                  ------------
                                                     6,011,163
                                                  ------------
BUILDING PRODUCTS -- 0.1%
American Standard Cos., Inc. .......       4,453       186,892
                                                  ------------
CAPITAL MARKETS -- 1.6%
Ameriprise Financial, Inc. .........       5,825       273,193
BlackRock, Inc. ....................         468        69,732
E*TRADE Financial Corp. (a).........      11,459       274,099
Eaton Vance Corp. ..................       3,411        98,441
Franklin Resources, Inc. ...........       4,560       482,220
Legg Mason, Inc. ...................       3,470       349,984
Nuveen Investments, Inc. ...........       2,113       108,249
SEI Investments Co. ................       1,915       107,604

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
State Street Corp. (b)..............       8,876  $    553,862
T. Rowe Price Group, Inc. ..........       7,042       336,960
TD Ameritrade Holding Corp. ........       6,555       123,562
                                                  ------------
                                                     2,777,906
                                                  ------------
CHEMICALS -- 1.0%
Ecolab, Inc. .......................       4,863       208,234
Huntsman Corp. (a)..................       2,408        43,826
Monsanto Co. .......................      14,431       678,401
Praxair, Inc. ......................       8,662       512,444
Sigma-Aldrich Corp. ................       1,581       119,634
The Mosaic Co. (a)..................       4,219        71,301
                                                  ------------
                                                     1,633,840
                                                  ------------
COMMERCIAL BANKS -- 1.0%
Commerce Bancorp, Inc. .............       4,966       182,302
U.S. Bancorp........................      47,750     1,586,255
                                                  ------------
                                                     1,768,557
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc. (a)...       6,280        70,776
Aramark Corp. ......................       3,281       107,814
ChoicePoint, Inc. (a)...............       2,407        86,171
Cintas Corp. .......................       3,793       154,868
Dun & Bradstreet Corp. (a)..........       1,675       125,608
Manpower, Inc. .....................       2,318       142,024
Monster Worldwide, Inc. (a).........       3,075       111,284
Robert Half International, Inc. ....       4,597       156,160
The Corporate Executive Board
  Co. ..............................       1,059        95,215
Waste Management, Inc. .............      14,408       528,485
                                                  ------------
                                                     1,578,405
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 4.2%
Avaya, Inc. (a).....................      12,518       143,206
Cisco Systems, Inc. (a).............     164,699     3,788,077
Corning, Inc. (a)...................      41,261     1,007,181
Harris Corp. .......................       3,560       158,384
JDS Uniphase Corp. (a)..............      45,714       100,114
Juniper Networks, Inc. (a)..........      15,034       259,788
QUALCOMM, Inc. .....................      44,338     1,611,686
                                                  ------------
                                                     7,068,436
                                                  ------------
COMPUTERS & PERIPHERALS -- 2.8%
Apple Computer, Inc. (a)............      22,725     1,750,507
Dell, Inc. (a)......................      53,934     1,231,853
Diebold, Inc. ......................       1,749        76,134
EMC Corp. (a).......................      61,284       734,182
Lexmark International, Inc. (a).....       2,858       164,792
Network Appliance, Inc. (a).........       9,955       368,434
QLogic Corp. (a)....................       4,252        80,363
SanDisk Corp. (a)...................       5,305       284,030
Western Digital Corp. (a)...........       6,185       111,948
                                                  ------------
                                                     4,802,243
                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. ........................       2,355       181,076
Jacobs Engineering Group, Inc.
  (a)...............................       1,546       115,533
                                                  ------------
                                                       296,609
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials, Inc. ....       1,208       102,221
                                                  ------------
CONSUMER FINANCE -- 1.7%
American Express Co. ...............      28,908     1,621,160
AmeriCredit Corp. (a)...............       3,320        82,967

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Capital One Financial Corp. ........       8,277  $    651,069
SLM Corp. ..........................      11,011       572,352
Student Loan Corp. .................         110        21,140
                                                  ------------
                                                     2,948,688
                                                  ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .........................       2,818       113,988
Crown Holdings, Inc. (a)............       4,613        85,802
Pactiv Corp. (a)....................       3,679       104,557
                                                  ------------
                                                       304,347
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)..............       3,832       188,687
H&R Block, Inc. ....................       7,793       169,420
Weight Watchers International,
  Inc. .............................       1,188        52,676
                                                  ------------
                                                       410,783
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Cbot Holdings, Inc. (a).............         535        64,623
Chicago Mercantile Exchange
  Holdings, Inc. ...................         855       408,904
Leucadia National Corp. ............       4,300       112,531
Moody's Corp. ......................       6,394       418,040
NYSE Group, Inc. (a)................       1,410       105,397
                                                  ------------
                                                     1,109,495
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc. (a)....      26,428       141,390
                                                  ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (a)..........       4,325       173,735
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.1%
AMETEK, Inc. .......................       1,905        82,963
Roper Industries, Inc. .............       2,398       107,286
                                                  ------------
                                                       190,249
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Amphenol Corp. (Class A)............       2,407       149,065
CDW Corp. ..........................       1,629       100,477
Jabil Circuit, Inc. ................       4,973       142,079
Symbol Technologies, Inc. ..........       6,765       100,528
                                                  ------------
                                                       492,149
                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Baker Hughes, Inc. .................       8,770       598,114
BJ Services Co. ....................       7,975       240,287
Cameron International Corp. (a).....       2,972       143,577
Diamond Offshore Drilling, Inc. ....       1,660       120,134
ENSCO International, Inc. ..........       4,092       179,352
FMC Technologies, Inc. (a)..........       1,847        99,184
GlobalSantaFe Corp. ................       6,357       317,786
Grant Prideco, Inc. (a).............       3,489       132,687
Halliburton Co. ....................      27,350       778,108
Nabors Industries, Ltd. (a).........       7,973       237,197
National-Oilwell Varco, Inc. (a)....       4,588       268,627
Noble Corp. ........................       3,644       233,872
Patterson-UTI Energy, Inc. .........       4,426       105,162
Pride International, Inc. (a).......       4,442       121,800
Rowan Cos., Inc. ...................       2,929        92,644
Schlumberger, Ltd. .................      31,641     1,962,691
Smith International, Inc. ..........       5,665       219,802
Transocean, Inc. (a)................       8,404       615,425
Weatherford International, Ltd.
  (a)...............................       9,273       386,870
                                                  ------------
                                                     6,853,319
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
FOOD & STAPLES RETAILING -- 4.0%
Costco Wholesale Corp. .............      12,586  $    625,272
CVS Corp. ..........................      21,600       693,792
Sysco Corp. ........................      16,537       553,163
Wal-Mart Stores, Inc. ..............      69,171     3,411,514
Walgreen Co. .......................      27,178     1,206,431
Whole Foods Market, Inc. ...........       3,735       221,971
                                                  ------------
                                                     6,712,143
                                                  ------------
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co. .........      15,966       604,792
Bunge, Ltd. ........................       3,314       192,046
Dean Foods Co. (a)..................       3,558       149,507
The Hershey Co. ....................       4,456       238,173
Wm. Wrigley Jr., Co. ...............       6,145       283,039
                                                  ------------
                                                     1,467,557
                                                  ------------
GAS UTILITIES -- 0.2%
Equitable Resources, Inc. ..........       3,029       105,955
ONEOK, Inc. ........................       2,923       110,460
Questar Corp. ......................       2,260       184,800
                                                  ------------
                                                       401,215
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
Bausch & Lomb, Inc. ................       1,508        75,596
Baxter International, Inc. .........      17,547       797,687
Beckman Coulter, Inc. ..............       1,650        94,974
Becton, Dickinson & Co. ............       6,136       433,631
Biomet, Inc. .......................       6,088       195,973
Boston Scientific Corp. (a).........      36,209       535,531
C.R. Bard, Inc. ....................       2,795       209,625
Cytyc Corp. (a).....................       3,101        75,912
Dade Behring Holdings, Inc. ........       2,300        92,368
Dentsply International, Inc. .......       3,840       115,622
Hospira, Inc. (a)...................       4,163       159,318
Medtronic, Inc. ....................      31,017     1,440,429
St. Jude Medical, Inc. (a)..........       9,406       331,938
Stryker Corp. ......................       7,442       369,049
Varian Medical Systems, Inc. (a)....       3,450       184,196
Zimmer Holdings, Inc. (a)...........       6,605       445,838
                                                  ------------
                                                     5,557,687
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
Aetna, Inc. ........................      14,601       577,470
AmerisourceBergen Corp. ............       5,372       242,814
Brookdale Senior Living, Inc. ......       1,363        63,270
Cardinal Health, Inc. ..............      11,129       731,621
Caremark Rx, Inc. ..................      11,794       668,366
Community Health Systems, Inc.
  (a)...............................       2,604        97,259
Coventry Health Care, Inc. (a)......       4,319       222,515
DaVita, Inc. (a)....................       2,769       160,242
Express Scripts, Inc. (Class A)
  (a)...............................       3,101       234,095
HCA, Inc. ..........................      10,318       514,765
Health Management Associates,
  Inc. .............................       6,392       133,593
Health Net, Inc. (a)................       3,108       135,260
Henry Schein, Inc. (a)..............       2,401       120,386
Humana, Inc. (a)....................       4,387       289,937
Laboratory Corp. of America Holdings
  (a)...............................       3,327       218,151
Lincare Holdings, Inc. (a)..........       2,495        86,427
Manor Care, Inc. ...................       1,964       102,678
McKesson Corp. .....................       8,107       427,401
Medco Health Solutions, Inc. (a)....       7,836       471,022

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Omnicare, Inc. .....................       3,331  $    143,533
Patterson Cos., Inc. (a)............       3,511       118,005
Quest Diagnostics, Inc. ............       4,076       249,288
Triad Hospitals, Inc. (a)...........       2,401       105,716
UnitedHealth Group, Inc. ...........      36,116     1,776,907
Universal Health Services, Inc.
  (Class B).........................       1,351        80,965
WellPoint, Inc. (a).................      16,626     1,281,033
                                                  ------------
                                                     9,252,719
                                                  ------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc. ...................       5,421       144,415
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 2.4%
Boyd Gaming Corp. ..................       1,669        64,156
Brinker International, Inc. ........       2,206        88,439
Darden Restaurants, Inc. ...........       3,567       151,491
Harrah's Entertainment, Inc. .......       4,965       329,825
Hilton Hotels Corp. ................       9,638       268,418
International Game Technology.......       8,972       372,338
International Speedway Corp. (Class
  A)................................         992        49,441
Las Vegas Sands Corp. (a)...........       2,845       194,456
Marriott International, Inc. (Class
  A)................................       9,413       363,718
MGM Mirage, Inc. (a)................       3,268       129,053
Penn National Gaming, Inc. (a)......       1,985        72,492
Starbucks Corp. (a).................      20,488       697,617
Starwood Hotels & Resorts Worldwide,
  Inc. .............................       5,849       334,504
Station Casinos, Inc. ..............       1,180        68,239
Wendy's International, Inc. ........       3,326       222,842
Wyndham Worldwide Corp (a)..........       5,336       149,248
Wynn Resorts, Ltd. (a)..............       2,053       139,625
Yum! Brands, Inc. ..................       7,290       379,445
                                                  ------------
                                                     4,075,347
                                                  ------------
HOUSEHOLD DURABLES -- 0.9%
Centex Corp. .......................       3,158       166,174
D.R. Horton, Inc. ..................       7,287       174,524
Fortune Brands, Inc. ...............       4,013       301,416
Garmin, Ltd. .......................       3,125       152,438
Harman International Industries,
  Inc. .............................       1,637       136,591
Lennar Corp. (Class A)..............       3,659       165,570
Mohawk Industries, Inc. (a).........       1,454       108,250
NVR, Inc. (a).......................         139        74,365
Pulte Homes, Inc. ..................       5,656       180,200
Toll Brothers, Inc. (a).............       3,081        86,515
                                                  ------------
                                                     1,546,043
                                                  ------------
HOUSEHOLD PRODUCTS -- 3.8%
Colgate-Palmolive Co. ..............      13,817       858,036
Energizer Holdings, Inc. (a)........       1,431       103,017
Procter & Gamble Co. ...............      85,007     5,268,734
The Clorox Co. .....................       4,062       255,906
                                                  ------------
                                                     6,485,693
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
The AES Corp. (a)...................      17,483       356,478
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
3M Co. .............................      18,560     1,381,235
McDermott International, Inc. (a)...       2,915       121,847
                                                  ------------
                                                     1,503,082
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
INSURANCE -- 3.7%
AFLAC, Inc. ........................      13,403  $    613,321
Arch Capital Group, Ltd. (a)........       1,110        70,474
Assurant, Inc. .....................       2,893       154,515
Axis Capital Holdings, Ltd. ........       3,813       132,273
Berkshire Hathaway, Inc. (Class A)
  (a)...............................          29     2,778,200
Brown & Brown, Inc. ................       3,086        94,308
Fidelity National Financial,
  Inc. .............................       4,695       195,547
First American Corp. ...............       2,276        96,366
Markel Corp. (a)....................         260       106,772
Principal Financial Group, Inc. ....       7,177       389,568
Protective Life Corp. ..............       1,660        75,945
Prudential Financial, Inc. .........      12,984       990,030
The Progressive Corp. ..............      19,254       472,493
WR Berkley Corp. ...................       4,662       164,988
                                                  ------------
                                                     6,334,800
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.5%
Amazon.com, Inc. (a)................       8,056       258,759
Expedia, Inc. (a)...................       7,641       119,811
IAC/InterActiveCorp (a).............       5,924       170,374
Liberty Media Holding Corp.
  -Interactive (Class A) (a)........      18,656       380,209
                                                  ------------
                                                       929,153
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 2.5%
Akamai Technologies, Inc. (a).......       4,108       205,359
eBay, Inc. (a)......................      28,155       798,476
Google, Inc. (a)....................       5,449     2,189,953
VeriSign, Inc. (a)..................       6,539       132,088
Yahoo!, Inc. (a)....................      34,534       873,019
                                                  ------------
                                                     4,198,895
                                                  ------------
IT SERVICES -- 2.3%
Accenture, Ltd. (Class A)...........      14,730       467,088
Affiliated Computer Services, Inc.
  (a)...............................       3,003       155,736
Alliance Data Systems Corp. (a).....       1,793        98,956
Automatic Data Processing, Inc. ....      15,376       727,900
Ceridian Corp. (a)..................       3,703        82,799
Checkfree Corp. (a).................       2,083        86,070
Cognizant Technology Solutions Corp.
  (a)...............................       3,769       279,132
DST Systems, Inc. (a)...............       1,490        91,888
Fidelity National Information
  Services, Inc. ...................       2,672        98,864
First Data Corp. ...................      20,376       855,792
Fiserv, Inc. (a)....................       4,764       224,337
Global Payments, Inc. ..............       2,020        88,900
Iron Mountain, Inc. (a).............       3,110       133,543
Mastercard, Inc. (a)................       1,673       117,696
Paychex, Inc. ......................       9,157       337,435
Total System Services, Inc. ........       1,038        23,697
                                                  ------------
                                                     3,869,833
                                                  ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Applera Corp. -- Applied Biosystems
  Group.............................       4,886       161,776
Charles River Laboratories
  International, Inc. (a)...........       1,820        79,006
Covance, Inc. (a)...................       1,719       114,107
Fisher Scientific International,
  Inc. (a)..........................       3,305       258,583
Invitrogen Corp. (a)................       1,405        89,091
Millipore Corp. (a).................       1,391        85,268

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Pharmaceutical Product Development,
  Inc. .............................       2,912  $    103,929
Thermo Electron Corp. (a)...........       4,203       165,304
Waters Corp. (a)....................       2,769       125,381
                                                  ------------
                                                     1,182,445
                                                  ------------
MACHINERY -- 2.0%
Caterpillar, Inc. ..................      17,581     1,156,830
Cummins, Inc. ......................       1,256       149,753
Danaher Corp. ......................       6,423       441,067
Donaldson Co., Inc. ................       2,029        74,870
Graco, Inc. ........................       1,902        74,292
Illinois Tool Works, Inc. ..........      12,992       583,341
ITT Industries, Inc. ...............       4,924       252,454
Joy Global, Inc. ...................       3,305       124,301
Oshkosh Truck Corp. ................       1,892        95,489
PACCAR, Inc. .......................       6,671       380,380
Terex Corp. (a).....................       2,677       121,054
                                                  ------------
                                                     3,453,831
                                                  ------------
MEDIA -- 5.8%
Cablevision Systems Corp. (Class
  A)................................       6,230       141,483
Clear Channel Communications,
  Inc. .............................      12,232       352,893
Clear Channel Outdoor Holdings, Inc.
  (a)...............................         982        20,033
Comcast Corp. (Class A) (a).........      53,273     1,963,110
Discovery Holding Co. (Class A)
  (a)...............................       7,324       105,905
EchoStar Communications Corp. (Class
  A) (a)............................       5,569       182,329
EW Scripps Co. .....................       2,262       108,418
Getty Images, Inc. (a)..............       1,333        66,223
Lamar Advertising Co. (a)...........       2,384       127,330
Liberty Global, Inc. (Class A)
  (a)...............................      12,373       318,481
Liberty Media Holding
  Corp. -- Capital (Series A) (a)...       3,779       315,811
News Corp. (Class A)................      62,894     1,235,867
NTL, Inc. ..........................       7,335       186,529
Omnicom Group, Inc. ................       4,548       425,693
R.H. Donnelley Corp. ...............       1,303        68,929
Sirius Satellite Radio, Inc. (a)....      33,583       131,310
The DIRECTV Group, Inc. (a).........      21,497       423,061
The McGraw-Hill Cos., Inc. .........       9,381       544,379
The Washington Post Co. ............         156       114,972
Time Warner, Inc. ..................     109,039     1,987,781
Univision Communications, Inc.
  (a)...............................       6,374       218,883
Viacom, Inc. (a)....................      17,038       633,473
XM Satellite Radio Holdings, Inc.
  (Class A) (a).....................       7,042        90,771
                                                  ------------
                                                     9,763,664
                                                  ------------
METALS & MINING -- 0.9%
Allegheny Technologies, Inc. .......       2,523       156,905
Freeport-McMoRan Copper & Gold,
  Inc. .............................       5,008       266,726
Glamis Gold, Ltd. (a)...............       4,400       173,492
Newmont Mining Corp. ...............      11,057       472,687
Nucor Corp. ........................       7,543       373,303
Titanium Metals Corp. (a)...........       2,143        54,175
                                                  ------------
                                                     1,497,288
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
MULTI-UTILITIES -- 0.5%
PG&E Corp. .........................       9,210  $    383,597
Public Service Enterprise Group,
  Inc. .............................       6,696       409,728
                                                  ------------
                                                       793,325
                                                  ------------
MULTILINE RETAIL -- 1.9%
Dollar General Corp. ...............       8,286       112,938
Dollar Tree Stores, Inc. (a)........       2,814        87,121
Family Dollar Stores, Inc. .........       3,746       109,533
Federated Department Stores,
  Inc. .............................      14,676       634,150
J. C. Penney Co., Inc. .............       5,443       372,247
Kohl's Corp. (a)....................       8,097       525,657
Nordstrom, Inc. ....................       5,812       245,848
Target Corp. .......................      20,724     1,145,001
                                                  ------------
                                                     3,232,495
                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Anadarko Petroleum Corp. ...........      12,228       535,953
Apache Corp. .......................       8,750       553,000
Arch Coal, Inc. ....................       3,902       112,807
Chesapeake Energy Corp. ............      10,929       316,722
CNX Gas Corp. (a)...................         760        17,609
CONSOL Energy, Inc. ................       4,935       156,588
Devon Energy Corp. .................      11,177       705,828
EOG Resources, Inc. ................       6,448       419,442
Kinder Morgan, Inc. ................       2,897       303,750
Murphy Oil Corp. ...................       4,820       229,191
Newfield Exploration Co. (a)........       3,475       133,927
Peabody Energy Corp. ...............       7,048       259,225
Pioneer Natural Resources Co. ......       3,384       132,382
Plains Exploration & Production Co.
  (a)...............................       2,049        87,923
Pogo Producing Co. .................       1,406        57,576
Range Resources Corp. ..............       3,679        92,858
Southwestern Energy Co. (a).........       4,458       133,160
Sunoco, Inc. .......................       3,477       216,235
Ultra Petroleum Corp. (a)...........       4,067       195,663
Valero Energy Corp. ................      16,495       848,998
XTO Energy, Inc. ...................       9,705       408,872
                                                  ------------
                                                     5,917,709
                                                  ------------
PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co. .................       2,244       113,524
Avon Products, Inc. ................      12,158       372,764
The Estee Lauder Cos., Inc. (Class
  A)................................       3,312       133,573
                                                  ------------
                                                       619,861
                                                  ------------
PHARMACEUTICALS -- 5.5%
Abraxis BioScience, Inc. (a)........         620        17,223
Allergan, Inc. .....................       4,082       459,674
Barr Pharmaceuticals, Inc. (a)......       2,787       144,757
Endo Pharmaceuticals Holdings, Inc.
  (a)...............................       3,582       116,594
Forest Laboratories, Inc. (a).......       8,549       432,665
Johnson & Johnson...................      79,637     5,171,627
Mylan Laboratories, Inc. ...........       5,607       112,869
Schering-Plough Corp. ..............      39,331       868,822
Sepracor, Inc. (a)..................       2,925       141,687
Watson Pharmaceuticals, Inc. (a)....       2,728        71,391
Wyeth...............................      35,776     1,818,852
                                                  ------------
                                                     9,356,161
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS-- 1.2%
Boston Properties, Inc. ............       3,049       315,084
CapitalSource, Inc. ................       3,336        86,135

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
General Growth Properties, Inc. ....       5,979  $    284,899
Public Storage, Inc. ...............       3,388       291,334
Simon Property Group, Inc. .........       5,888       533,571
SL Green Realty Corp. ..............       1,218       136,051
Vornado Realty Trust................       3,503       381,827
                                                  ------------
                                                     2,028,901
                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Brookfield Properties Corp. ........       3,262       115,214
CB Richard Ellis Group, Inc. (Class
  A) (a)............................       5,483       134,882
Realogy Corp (a)....................       5,824       132,088
The St. Joe Co. ....................       1,923       105,515
                                                  ------------
                                                       487,699
                                                  ------------
ROAD & RAIL -- 0.3%
J.B. Hunt Transport Services,
  Inc. .............................       2,889        60,005
Norfolk Southern Corp. .............      10,989       484,065
                                                  ------------
                                                       544,070
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
Advanced Micro Devices, Inc. (a)....      12,908       320,764
Altera Corp. (a)....................       9,535       175,253
Analog Devices, Inc. ...............       9,630       283,026
Applied Materials, Inc. ............      41,694       739,235
Broadcom Corp. (Class A) (a)........      11,772       357,162
International Rectifier Corp. (a)...       1,893        65,952
Intersil Corp. (Class A)............       3,774        92,652
KLA-Tencor Corp. ...................       5,324       236,758
Lam Research Corp. (a)..............       3,815       172,934
Linear Technology Corp. ............       8,096       251,947
Marvell Technology Group, Ltd.
  (a)...............................      12,270       237,670
Maxim Integrated Products, Inc. ....       8,631       242,272
MEMC Electronic Materials, Inc.
  (a)...............................       4,547       166,557
Microchip Technology, Inc. .........       5,602       181,617
National Semiconductor Corp. .......       8,641       203,323
Novellus Systems, Inc. (a)..........       3,395        93,906
NVIDIA Corp. (a)....................       9,540       282,289
Texas Instruments, Inc. ............      41,165     1,368,736
Xilinx, Inc. .......................       9,054       198,735
                                                  ------------
                                                     5,670,788
                                                  ------------
SOFTWARE -- 5.5%
Activision, Inc. (a)................       7,417       111,997
Adobe Systems, Inc. (a).............      15,444       578,378
Autodesk, Inc. (a)..................       6,163       214,349
BEA Systems, Inc. (a)...............      10,565       160,588
Citrix Systems, Inc. (a)............       4,890       177,067
Electronic Arts, Inc. (a)...........       8,115       451,843
Intuit, Inc. (a)....................       8,357       268,176
McAfee, Inc. (a)....................       4,242       103,759
Microsoft Corp. ....................     237,440     6,489,235
Red Hat, Inc. (a)...................       5,012       105,653
Salesforce.com, Inc. (a)............       2,331        83,636
Symantec Corp. (a)..................      26,341       560,537
                                                  ------------
                                                     9,305,218
                                                  ------------
SPECIALTY RETAIL -- 4.2%
Abercrombie & Fitch Co. ............       2,359       163,903
Advance Auto Parts, Inc. ...........       2,824        93,023
American Eagle Outfitters, Inc. ....       3,417       149,767
AutoNation, Inc. (a)................       4,231        88,428

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
AutoZone, Inc. (a)..................       1,430  $    147,719
Bed Bath & Beyond, Inc. (a).........       7,529       288,060
Best Buy Co., Inc. .................      10,651       570,468
CarMax, Inc. (a)....................       2,897       120,834
Chico's FAS, Inc. (a)...............       4,881       105,088
Foot Locker, Inc. ..................       4,295       108,449
Lowe's Cos., Inc. ..................      41,291     1,158,625
Michaels Stores, Inc. ..............       3,535       153,914
O'Reilly Automotive, Inc. (a).......       3,081       102,320
Office Depot, Inc. (a)..............       7,554       299,894
PETsMART, Inc. .....................       3,736       103,674
Ross Stores, Inc. ..................       3,825        97,193
Staples, Inc. ......................      19,505       474,557
The Gap, Inc. ......................      16,451       311,746
The Home Depot, Inc. ...............      55,413     2,009,829
The TJX Cos., Inc. .................      12,215       342,386
Tiffany & Co. ......................       3,761       124,865
Urban Outfitters, Inc. (a)..........       3,235        57,227
Williams-Sonoma, Inc. ..............       2,574        83,372
                                                  ------------
                                                     7,155,341
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a).....................       9,757       335,641
Liz Claiborne, Inc. ................       2,771       109,482
NIKE, Inc. (Class B)................       4,474       392,012
Polo Ralph Lauren Corp. ............       1,607       103,957
                                                  ------------
                                                       941,092
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Countrywide Financial Corp. ........      16,200       567,648
Hudson City Bancorp, Inc. ..........      14,109       186,944
                                                  ------------
                                                       754,592
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. .......................       3,823       147,453
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
American Tower Corp. (a)............      11,226       409,749
Crown Castle International Corp.
  (a)...............................       5,372       189,309
NII Holdings, Inc. (a)..............       3,722       231,360
Sprint Nextel Corp. ................      79,620     1,365,483
Telephone & Data Systems, Inc. .....       2,735       115,143
US Cellular Corp. (a)...............         368        21,970
                                                  ------------
                                                     2,333,014
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $161,371,051)...............               168,916,965
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $398,552)........     398,552       398,552
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $161,769,603)...............               169,315,517
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (155,808)
                                                  ------------
NET ASSETS -- 100.0%................              $169,159,709
                                                  ============

(a) Non-income producing security

STREETTRACKS DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

(b) Affiliated Issuer. See table below for more information.

                                     SHARES       SHARES SOLD
                                  PURCHASED FOR     FOR THE
                       NUMBER       THE THREE        THREE       NUMBER
                      OF SHARES      MONTHS         MONTHS      OF SHARES
                       HELD AT        ENDED          ENDED       HELD AT
SECURITY DESCRIPTION   6/30/06       9/30/06        9/30/06      9/30/06
--------------------  ---------   -------------   -----------   ---------
State Street Corp....   7,561         2,272           957         8,876
(Cost $508,343)

                       INCOME     REALIZED GAIN
                       EARNED       ON SHARES
                       FOR THE     SOLD DURING      MARKET
                        THREE       THE THREE        VALUE
                       MONTHS        MONTHS        AT PERIOD
                        ENDED         ENDED          ENDED
SECURITY DESCRIPTION   9/30/06       9/30/06        9/30/06
--------------------  ---------   -------------   -----------
State Street Corp....  $1,512        $5,687        $553,862

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.6%
Boeing Co. .........................      12,858  $  1,013,853
Goodrich Corp. .....................       2,184        88,496
Honeywell International, Inc. ......      13,541       553,827
Northrop Grumman Corp. .............       5,877       400,047
                                                  ------------
                                                     2,056,223
                                                  ------------
AIRLINES -- 0.1%
AMR Corp. (a).......................       3,532        81,730
                                                  ------------
AUTO COMPONENTS -- 0.2%
Johnson Controls, Inc. .............       3,484       249,942
                                                  ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. .....................      33,288       269,300
General Motors Corp. ...............       7,608       253,042
                                                  ------------
                                                       522,342
                                                  ------------
BEVERAGES -- 1.6%
Coca-Cola Enterprises, Inc. ........       4,921       102,505
Molson Coors Brewing Co. ...........       1,257        86,607
The Coca-Cola Co. ..................      39,187     1,750,875
                                                  ------------
                                                     1,939,987
                                                  ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. ........................       7,056       193,476
USG Corp. (a).......................       1,386        65,197
                                                  ------------
                                                       258,673
                                                  ------------
CAPITAL MARKETS -- 5.1%
A.G. Edwards, Inc. .................       1,377        73,367
AllianceBernstein Holding LP........         507        34,978
Federated Investors, Inc. ..........       1,926        65,118
Goldman Sachs Group, Inc. ..........       6,653     1,125,488
Janus Capital Group, Inc. ..........       3,884        76,592
Lehman Brothers Holdings, Inc. .....       9,853       727,743
Mellon Financial Corp. .............       7,485       292,663
Merrill Lynch & Co., Inc. ..........      16,653     1,302,598
Morgan Stanley......................      17,825     1,299,621
Northern Trust Corp. ...............       3,453       201,759
The Bank of New York Co., Inc. .....      13,981       492,970
The Bear Stearns Cos., Inc. ........       2,050       287,205
The Charles Schwab Corp. ...........      18,828       337,021
                                                  ------------
                                                     6,317,123
                                                  ------------
CHEMICALS -- 1.9%
Air Products & Chemicals, Inc. .....       3,784       251,144
Ashland, Inc. ......................       1,266        80,745
E. I. du Pont de Nemours & Co. .....      16,647       713,157
Eastman Chemical Co. ...............       1,385        74,818
International Flavors & Fragrances,
  Inc. .............................       1,493        59,033
Lubrizol Corp. .....................       1,157        52,910
Lyondell Chemical Co. ..............       3,919        99,425
PPG Industries, Inc. ...............       2,937       197,014
Rohm & Haas Co. ....................       2,533       119,938
The Dow Chemical Co. ...............      17,633       687,334
                                                  ------------
                                                     2,335,518
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMERCIAL BANKS -- 7.2%
AmSouth Bancorp.....................       6,062  $    176,040
Associated Bancorp..................       2,288        74,360
Bank of Hawaii Corp. ...............         917        44,163
BB&T Corp. .........................       9,720       425,542
City National Corp. ................         786        52,709
Colonial BancGroup, Inc. ...........       2,657        65,096
Comerica, Inc. .....................       3,006       171,102
Commerce Bancshares, Inc. ..........       1,201        60,735
Compass Bancshares, Inc. ...........       2,296       130,826
Fifth Third Bancorp.................       8,437       321,281
First Horizon National Corp. .......       2,187        83,128
Fulton Financial Corp. .............       2,936        47,534
Huntington Bancshares, Inc. ........       4,283       102,492
Keycorp.............................       7,452       279,003
M&T Bank Corp. .....................       1,474       176,821
Marshall & Ilsley Corp. ............       3,868       186,360
Mercantile Bankshares Corp. ........       2,386        86,540
National City Corp. ................      10,464       382,982
North Fork Bancorp, Inc. ...........       7,889       225,941
PNC Financial Services Group........       5,434       393,639
Popular, Inc. ......................       4,433        86,178
Regions Financial Corp. ............       8,394       308,815
Sky Financial Group, Inc. ..........       1,857        46,239
SunTrust Banks, Inc. ...............       6,582       508,657
Synovus Financial Corp. ............       4,825       141,710
TCF Financial Corp. ................       2,188        57,523
TD Banknorth, Inc. .................       2,004        57,876
UnionBanCal Corp. ..................       1,027        62,544
Valley National Bancorp.............       2,053        52,495
Wachovia Corp. .....................      34,649     1,933,414
Wells Fargo & Co. ..................      57,280     2,072,390
Zions Bancorp.......................       1,944       155,151
                                                  ------------
                                                     8,969,286
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
Avery Dennison Corp. ...............       1,726       103,853
Equifax, Inc. ......................       2,297        84,323
Pitney Bowes, Inc. .................       4,017       178,234
R.R. Donnelley & Sons Co. ..........       3,798       125,182
Republic Services, Inc. ............       2,074        83,396
                                                  ------------
                                                       574,988
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Comverse Technology, Inc. (a).......       3,687        79,049
Lucent Technologies, Inc. (a).......      79,734       186,578
Motorola, Inc. .....................      44,525     1,113,125
Tellabs, Inc. (a)...................       7,354        80,600
                                                  ------------
                                                     1,459,352
                                                  ------------
COMPUTERS & PERIPHERALS -- 3.8%
Hewlett-Packard Co. ................      50,647     1,858,238
International Business Machines
  Corp. ............................      27,632     2,264,166
NCR Corp. (a).......................       3,224       127,284
Seagate Technology (a)..............       9,808       226,467
Sun Microsystems, Inc. (a)..........      64,195       319,049
                                                  ------------
                                                     4,795,204
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. ...............       1,604       125,513
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. ....................       1,848  $     60,725
Sealed Air Corp. ...................       1,488        80,531
Smurfit-Stone Container Corp. (a)...       4,387        49,134
Sonoco Products Co. ................       1,730        58,197
Temple-Inland, Inc. ................       1,957        78,476
                                                  ------------
                                                       327,063
                                                  ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ..................       3,097       133,574
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.0% (b)
The Service Master Co. .............       5,076        56,902
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 9.7%
Bank of America Corp. ..............      82,756     4,433,239
CIT Group, Inc. ....................       3,544       172,345
Citigroup, Inc. ....................      90,197     4,480,085
JPMorgan Chase & Co. ...............      63,013     2,959,090
                                                  ------------
                                                    12,044,759
                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
AT&T, Inc. .........................      70,492     2,295,220
BellSouth Corp. ....................      33,333     1,424,986
CenturyTel, Inc. ...................       1,855        73,588
Citizens Communications Co. ........       5,849        82,120
Embarq Corp. .......................       2,768       133,888
Qwest Communications International,
  Inc. (a)..........................      28,685       250,133
Verizon Communications, Inc. .......      52,595     1,952,852
Windstream Corp. (a)................       8,836       116,547
                                                  ------------
                                                     6,329,334
                                                  ------------
ELECTRIC UTILITIES -- 2.7%
American Electric Power Co.,
  Inc. .............................       7,099       258,191
DPL, Inc. ..........................       2,085        56,545
Edison International................       5,397       224,731
Entergy Corp. ......................       3,741       292,659
Exelon Corp. .......................      12,266       742,584
FirstEnergy Corp. ..................       6,090       340,187
FPL Group, Inc. ....................       6,876       309,420
Northeast Utilities.................       2,556        59,478
Pepco Holdings, Inc. ...............       3,236        78,214
Pinnacle West Capital Corp. ........       1,728        77,846
PPL Corp. ..........................       6,847       225,266
Progress Energy, Inc. ..............       4,512       204,755
Reliant Energy, Inc. (a)............       5,204        64,061
The Southern Co. ...................      13,549       466,899
                                                  ------------
                                                     3,400,836
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp. ....       3,218        70,667
Cooper Industries, Ltd. ............       1,747       148,879
Emerson Electric Co. ...............       7,454       625,092
Hubbell, Inc. (Class B).............       1,031        49,385
Rockwell Automation, Inc. ..........       2,865       166,457
                                                  ------------
                                                     1,060,480
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Agilent Technologies, Inc. (a)......       7,677  $    250,961
Arrow Electronics, Inc. (a).........       2,184        59,907
Ingram Micro, Inc. (Class A) (a)....       2,626        50,314
Molex, Inc. ........................       2,523        98,321
Solectron Corp. (a).................      16,625        54,198
                                                  ------------
                                                       513,701
                                                  ------------
FOOD & STAPLES RETAILING -- 0.5%
Safeway, Inc. ......................       8,048       244,257
SUPERVALU, Inc. ....................       3,979       117,977
The Kroger Co. .....................      12,448       288,047
                                                  ------------
                                                       650,281
                                                  ------------
FOOD PRODUCTS -- 1.5%
Campbell Soup Co. ..................       4,527       165,235
ConAgra Foods, Inc. ................       9,520       233,050
General Mills, Inc. ................       6,362       360,089
H.J. Heinz Co. .....................       5,671       237,785
Hormel Foods Corp. .................       1,269        45,659
Kellogg Co. ........................       4,590       227,297
Kraft Foods, Inc. ..................       4,418       157,546
McCormick & Co., Inc. ..............       2,074        78,770
Sara Lee Corp. .....................      13,502       216,977
Smithfield Foods, Inc. (a)..........       2,137        57,742
Tyson Foods, Inc. (Class A).........       4,148        65,870
                                                  ------------
                                                     1,846,020
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.0% (b)
Hillenbrand Industries, Inc. .......       1,035        58,974
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
CIGNA Corp. ........................       2,006       233,338
Tenet Healthcare Corp. (a)..........       8,187        66,642
                                                  ------------
                                                       299,980
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 1.1%
Carnival Corp. .....................       7,586       356,769
McDonald's Corp. ...................      22,209       868,816
Royal Caribbean Cruises, Ltd. ......       2,307        89,535
                                                  ------------
                                                     1,315,120
                                                  ------------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp. ...............       1,408       111,725
KB HOME.............................       1,490        65,262
Leggett & Platt, Inc. ..............       3,325        83,225
Newell Rubbermaid, Inc. ............       4,937       139,816
The Stanley Works...................       1,485        74,027
Whirlpool Corp. ....................       1,394       117,249
                                                  ------------
                                                       591,304
                                                  ------------
HOUSEHOLD PRODUCTS -- 0.4%
Kimberly-Clark Corp. ...............       8,399       548,959
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.8%
Constellation Energy Group, Inc. ...       3,213       190,210
Mirant Corp. (a)....................       4,739       129,422
NRG Energy, Inc. (a)................       2,512       113,794
TXU Corp. ..........................       8,464       529,169
                                                  ------------
                                                       962,595
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
INDUSTRIAL CONGLOMERATES -- 6.3%
General Electric Co. ...............     188,592  $  6,657,298
Textron, Inc. ......................       1,950       170,625
Tyco International, Ltd. ...........      36,741     1,028,380
                                                  ------------
                                                     7,856,303
                                                  ------------
INSURANCE -- 6.9%
ACE, Ltd. ..........................       5,937       324,932
Ambac Financial Group, Inc. ........       1,948       161,197
American International Group,
  Inc. .............................      41,303     2,736,737
Aon Corp. ..........................       5,006       169,553
Arthur J. Gallagher & Co. ..........       1,624        43,312
Chubb Corp. ........................       7,565       393,077
Cincinnati Financial Corp. .........       2,853       137,115
CNA Financial Corp. (a).............         254         9,149
Conseco, Inc. (a)...................       2,653        55,686
Everest Re Group, Ltd. .............       1,149       112,062
Fidelity National Title Group,
  Inc. .............................         612        12,828
Genworth Financial, Inc. (Class
  A)................................       8,105       283,756
Lincoln National Corp. .............       5,024       311,890
Loews Corp. ........................       8,357       316,730
Marsh & McLennan Cos., Inc. ........      10,060       283,189
MBIA, Inc. .........................       2,408       147,948
MetLife, Inc. ......................       8,411       476,735
Nationwide Financial Services, Inc.
  (Class A).........................         929        44,685
Old Republic International Corp. ...       3,746        82,974
SAFECO Corp. .......................       2,175       128,173
The Allstate Corp. .................      11,619       728,860
The Hartford Financial Services
  Group, Inc. ......................       5,588       484,759
The St. Paul Travelers Cos.,
  Inc. .............................      12,688       594,940
Torchmark Corp. ....................       1,830       115,491
Transatlantic Holdings, Inc. .......         530        32,017
Unitrin, Inc. ......................         803        35,469
UnumProvident Corp. ................       6,340       122,933
White Mountains Insurance Group,
  Ltd. .............................         130        64,605
XL Capital, Ltd. (Class A)..........       3,255       223,619
                                                  ------------
                                                     8,634,421
                                                  ------------
IT SERVICES -- 0.4%
Computer Sciences Corp. (a).........       3,214       157,872
Electronic Data Systems Corp. ......       9,306       228,183
Sabre Holdings Corp. (Class A)......       2,406        56,276
                                                  ------------
                                                       442,331
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ....................       1,718        53,585
Eastman Kodak Co. ..................       4,998       111,955
Hasbro, Inc. .......................       2,755        62,676
Mattel, Inc. .......................       7,083       139,535
                                                  ------------
                                                       367,751
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
MACHINERY -- 1.0%
Deere & Co. ........................       4,293  $    360,225
Dover Corp. ........................       3,770       178,849
Eaton Corp. ........................       2,748       189,200
Ingersoll-Rand Co., Ltd. (Class
  A)................................       5,806       220,512
Pall Corp. .........................       2,186        67,350
Parker-Hannifin Corp. ..............       2,179       169,374
Pentair, Inc. ......................       1,736        45,466
SPX Corp. ..........................       1,059        56,593
                                                  ------------
                                                     1,287,569
                                                  ------------
MEDIA -- 1.6%
CBS Corp. ..........................      12,333       347,421
Gannett Co., Inc. ..................       4,424       251,416
The Interpublic Group of Cos., Inc.
  (a)...............................       8,316        82,329
The New York Times Co. (Class A)....       2,537        58,300
The Walt Disney Co. ................      35,731     1,104,445
Tribune Co. ........................       3,078       100,712
                                                  ------------
                                                     1,944,623
                                                  ------------
METALS & MINING -- 0.8%
Alcoa, Inc. ........................      16,001       448,668
Phelps Dodge Corp. .................       3,699       313,306
Southern Copper Corp. ..............         682        63,085
United States Steel Corp. ..........       2,271       130,991
                                                  ------------
                                                       956,050
                                                  ------------
MULTI-UTILITIES -- 2.3%
Alliant Energy Corp. ...............       2,075        74,140
Ameren Corp. .......................       3,690       194,795
CenterPoint Energy, Inc. ...........       4,733        67,777
Consolidated Edison, Inc. ..........       4,437       204,989
Dominion Resources, Inc. ...........       6,383       488,236
DTE Energy Co. .....................       3,213       133,372
Duke Energy Corp. ..................      22,532       680,466
Energy East Corp. ..................       2,541        60,272
KeySpan Corp. ......................       3,205       131,854
MDU Resources Group, Inc. ..........       2,941        65,702
NiSource, Inc. .....................       4,728       102,787
NSTAR...............................       1,848        61,649
SCANA Corp. ........................       1,840        74,097
Sempra Energy.......................       4,231       212,608
TECO Energy, Inc. ..................       3,482        54,493
Wisconsin Energy Corp. .............       2,070        89,300
Xcel Energy, Inc. ..................       7,228       149,258
                                                  ------------
                                                     2,845,795
                                                  ------------
MULTILINE RETAIL -- 0.2%
Sears Holdings Corp. (a)............       1,710       270,334
                                                  ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a).....................      16,296       253,566
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
OIL, GAS & CONSUMABLE FUELS -- 11.2%
Chevron Corp. ......................      39,828  $  2,583,244
ConocoPhillips......................      28,053     1,669,995
El Paso Corp. ......................      12,411       169,286
Energy Transfer Partners LP.........       1,347        62,407
Enterprise Products Partners LP.....       4,789       128,106
Exxon Mobil Corp. ..................     107,875     7,238,412
Hess Corp. .........................       4,488       185,893
Kinder Morgan Energy Partners LP....       2,534       111,192
Marathon Oil Corp. .................       6,513       500,850
Noble Energy, Inc. .................       3,109       141,739
Occidental Petroleum Corp. .........      15,558       748,495
ONEOK Partners LP...................         823        46,294
Tesoro Corp. .......................       1,259        72,997
The Williams Cos., Inc. ............      10,975       261,973
                                                  ------------
                                                    13,920,883
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co. ............       8,775       303,878
MeadWestvaco Corp. .................       3,317        87,934
Weyerhaeuser Co. ...................       4,472       275,162
                                                  ------------
                                                       666,974
                                                  ------------
PHARMACEUTICALS -- 7.0%
Abbott Laboratories.................      27,996     1,359,486
Bristol-Myers Squibb Co. ...........      35,694       889,494
Eli Lilly & Co. ....................      17,642     1,005,594
King Pharmaceuticals, Inc. (a)......       4,576        77,929
Merck & Co., Inc. ..................      39,451     1,652,997
Pfizer, Inc. .......................     132,946     3,770,349
                                                  ------------
                                                     8,755,849
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
AMB Property Corp. .................       1,604        88,396
Apartment Investment & Management
  Co. (Class A).....................       1,724        93,803
Archstone-Smith Trust...............       3,790       206,328
Avalonbay Communities, Inc. ........       1,369       164,828
Camden Property Trust...............       1,064        80,875
Developers Diversified Realty
  Corp. ............................       1,952       108,843
Duke Realty Corp. ..................       2,513        93,861
Equity Office Properties Trust......       6,501       258,480
Equity Residential..................       5,376       271,918
Federal Realty Investment Trust.....         960        71,328
Health Care Property Investors,
  Inc. .............................       2,315        71,881
Hospitality Properties Trust........       1,155        54,516
Host Hotels & Resorts, Inc. ........       9,251       212,125
iStar Financial, Inc. ..............       1,962        81,815
Kimco Realty Corp. .................       3,836       164,449
Liberty Property Trust..............       1,706        81,530
Macerich Co. .......................       1,268        96,824
Mack-Cali Realty Corp. .............       1,043        54,027
New Plan Excel Realty Trust.........       1,743        47,148
Plum Creek Timber Co., Inc. ........       3,219       109,575
ProLogis............................       4,361       248,839
Regency Centers Corp. ..............       1,269        87,256
Thornburg Mortgage, Inc. ...........       1,958        49,870
Trizec Properties, Inc. ............       1,808        52,269
United Dominion Realty Trust,
  Inc. .............................       2,308        69,702
Ventas, Inc. .......................       1,918        73,920
Weingarten Realty Investors.........       1,393        59,927
                                                  ------------
                                                     3,054,333
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises, Inc. ......       1,278  $     69,395
                                                  ------------
ROAD & RAIL -- 1.0%
Burlington Northern Santa Fe
  Corp. ............................       6,679       490,506
CSX Corp. ..........................       8,136       267,105
Union Pacific Corp. ................       4,874       428,912
                                                  ------------
                                                     1,186,523
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.2%
Freescale Semiconductor, Inc. (Class
  B)(a).............................       7,366       279,982
Intel Corp. ........................     105,510     2,170,341
LSI Logic Corp. (a).................       7,144        58,724
Micron Technology, Inc. (a).........      12,840       223,416
Teradyne, Inc. (a)..................       3,360        44,217
                                                  ------------
                                                     2,776,680
                                                  ------------
SOFTWARE -- 1.4%
BMC Software, Inc. (a)..............       3,882       105,668
CA, Inc. ...........................       8,365       198,167
Cadence Design Systems, Inc. (a)....       5,171        87,700
Oracle Corp. (a)....................      73,200     1,298,568
Synopsys, Inc. (a)..................       2,531        49,911
                                                  ------------
                                                     1,740,014
                                                  ------------
SPECIALTY RETAIL -- 0.3%
Circuit City Stores, Inc. ..........       3,305        82,989
Limited Brands......................       5,952       157,669
RadioShack Corp. ...................       2,311        44,602
The Sherwin-Williams Co. ...........       2,066       115,241
                                                  ------------
                                                       400,501
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Jones Apparel Group, Inc. ..........       2,064        66,956
V. F. Corp. ........................       1,604       117,012
                                                  ------------
                                                       183,968
                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Astoria Financial Corp. ............       1,709        52,671
Fannie Mae..........................      17,595       983,736
Freddie Mac.........................      12,546       832,176
MGIC Investment Corp. ..............       1,554        93,193
New York Community Bancorp, Inc. ...       4,723        77,363
People's Bank.......................       1,037        41,076
PMI Group, Inc. ....................       1,604        70,271
Radian Group, Inc. .................       1,492        89,520
Sovereign Bancorp, Inc. ............       6,035       129,813
Washington Mutual, Inc. ............      17,398       756,291
Webster Financial Corp. ............         923        43,483
                                                  ------------
                                                     3,169,593
                                                  ------------
TOBACCO -- 2.7%
Altria Group, Inc. .................      37,552     2,874,606
Loews Corp. (Carolina Group)........       2,022       111,998
Reynolds American, Inc. ............       3,168       196,321
UST, Inc. ..........................       2,873       157,527
                                                  ------------
                                                     3,340,452
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. ................       1,387        92,957
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ALLTEL Corp. .......................       7,113       394,771
                                                  ------------

STREETTRACKS DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
TOTAL COMMON STOCKS --
(Cost $112,684,164).................              $124,437,399
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $77,942).........      77,942        77,942
                                                  ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $112,762,106)...............               124,515,341
OTHER ASSETS AND
  LIABILITIES--0.1%.................                   170,820
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
NET ASSETS -- 100.0%................              $124,686,161
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. (a)...........      373   $    30,235
Goodrich Corp. .........................    1,333        54,013
                                                    -----------
                                                         84,248
                                                    -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ....................      882        24,669
                                                    -----------
AIRLINES -- 0.8%
AMR Corp. (a)...........................    2,132        49,335
Continental Airlines, Inc. (Class B)
  (a)...................................      974        27,574
UAL Corp. (a)...........................    1,006        26,729
US Airways Group, Inc. (a)..............      704        31,208
                                                    -----------
                                                        134,846
                                                    -----------
AUTO COMPONENTS -- 0.6%
BorgWarner, Inc. .......................      621        35,502
Gentex Corp. ...........................    1,560        22,168
The Goodyear Tire & Rubber Co. (a)......    1,710        24,795
TRW Automotive Holdings Corp. (a).......      355         8,545
                                                    -----------
                                                         91,010
                                                    -----------
AUTOMOBILES -- 0.1%
Thor Industries, Inc. ..................      396        16,303
                                                    -----------
BEVERAGES -- 0.3%
Hansen Natural Corp. (a)................      784        25,464
PepsiAmericas, Inc. ....................      672        14,341
                                                    -----------
                                                         39,805
                                                    -----------
BIOTECHNOLOGY -- 1.1%
Cephalon, Inc. (a)......................      657        40,570
ImClone Systems, Inc. (a)...............      710        20,107
Millennium Pharmaceuticals, Inc. (a)....    3,400        33,830
OSI Pharmaceuticals, Inc. (a)...........      622        23,343
PDL BioPharma, Inc. (a).................    1,246        23,923
Vertex Pharmaceuticals, Inc. (a)........    1,218        40,986
                                                    -----------
                                                        182,759
                                                    -----------
BUILDING PRODUCTS -- 0.2%
USG Corp. (a)...........................      824        38,761
                                                    -----------
CAPITAL MARKETS -- 2.4%
A.G. Edwards, Inc. .....................      830        44,222
Affiliated Managers Group, Inc. (a).....      341        34,138
Eaton Vance Corp. ......................    1,393        40,202
Federated Investors, Inc. ..............    1,081        36,549
Investors Financial Services Corp. .....      708        30,501
Janus Capital Group, Inc. ..............    2,251        44,390
Jefferies Group, Inc. ..................    1,121        31,948
Nuveen Investments, Inc. ...............      862        44,160
Raymond James Financial, Inc. ..........    1,022        29,883
SEI Investments Co. ....................      783        43,997
                                                    -----------
                                                        379,990
                                                    -----------
CHEMICALS -- 3.1%
Airgas, Inc. ...........................      729        26,368
Albemarle Corp. ........................      415        22,547
Ashland, Inc. ..........................      771        49,174
Cabot Corp. ............................      606        22,543
Celanese Corp. .........................    1,181        21,140

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Chemtura Corp. .........................    2,543   $    22,048
Cytec Industries, Inc. .................      404        22,458
Eastman Chemical Co. ...................      887        47,916
FMC Corp. ..............................      399        25,564
Huntsman Corp. (a)......................      985        17,927
International Flavors & Fragrances,
  Inc. .................................      910        35,981
Lubrizol Corp. .........................      744        34,023
Nalco Holding Co. (a)...................    1,019        18,872
RPM International, Inc. ................    1,288        24,459
Sigma-Aldrich Corp. ....................      625        47,294
The Scotts Miracle-Gro Co. (Class A)....      492        21,889
Valhi, Inc. ............................      126         2,930
Valspar Corp. ..........................    1,028        27,345
                                                    -----------
                                                        490,478
                                                    -----------
COMMERCIAL BANKS -- 4.0%
Associated Bancorp......................    1,348        43,810
BancorpSouth, Inc. .....................      808        22,430
Bank of Hawaii Corp. ...................      554        26,681
BOK Financial Corp. ....................      225        11,835
City National Corp. ....................      431        28,903
Colonial BancGroup, Inc. ...............    1,678        41,111
Commerce Bancshares, Inc. ..............      728        36,815
Cullen/Frost Bankers, Inc. .............      600        34,692
East West Bancorp, Inc. ................      623        24,677
First Citizens BancShares, Inc. (Class
  A)....................................       58        11,084
First Horizon National Corp. ...........    1,339        50,895
Fulton Financial Corp. .................    1,888        30,567
Mercantile Bankshares Corp. ............    1,359        49,291
Popular, Inc. ..........................    2,766        53,771
Sky Financial Group, Inc. ..............    1,154        28,734
TCF Financial Corp. ....................    1,362        35,807
Texas Regional Bancshare, Inc. .........      548        21,071
Valley National Bancorp.................    1,272        32,525
Whitney Holding Corp. ..................      715        25,575
Wilmington Trust Corp. .................      743        33,101
                                                    -----------
                                                        643,375
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
Allied Waste Industries, Inc. (a).......    2,564        28,896
ChoicePoint, Inc. (a)...................      939        33,616
Copart, Inc. (a)........................      728        20,522
Corrections Corp. of America (a)........      652        28,199
Covanta Holding Corp. (a)...............      963        20,733
Dun & Bradstreet Corp. (a)..............      676        50,693
Equifax, Inc. ..........................    1,373        50,403
Manpower, Inc. .........................      947        58,023
Monster Worldwide, Inc. (a).............    1,255        45,419
Republic Services, Inc. ................    1,267        50,946
Robert Half International, Inc. ........    1,868        63,456
Steelcase, Inc. (Class A)...............      635         9,963
Stericycle, Inc. (a)....................      481        33,569
The Brink's Co. ........................      490        25,999
The Corporate Executive Board Co. ......      436        39,201
West Corp. (a)..........................      286        13,814
                                                    -----------
                                                        573,452
                                                    -----------

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
Avaya, Inc. (a).........................    5,007   $    57,280
CIENA Corp. (a).........................      914        24,907
Comverse Technology, Inc. (a)...........    2,192        46,996
JDS Uniphase Corp. (a)..................   18,348        40,182
Tellabs, Inc. (a).......................    4,473        49,024
                                                    -----------
                                                        218,389
                                                    -----------
COMPUTERS & PERIPHERALS -- 0.7%
Diebold, Inc. ..........................      696        30,297
QLogic Corp. (a)........................    1,735        32,792
Western Digital Corp. (a)...............    2,403        43,494
                                                    -----------
                                                        106,583
                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Foster Wheeler, Ltd. (a)................      745        28,749
Granite Construction, Inc. .............      375        20,006
Jacobs Engineering Group, Inc. (a)......      638        47,678
                                                    -----------
                                                         96,433
                                                    -----------
CONSTRUCTION MATERIALS -- 0.4%
Florida Rock Industries, Inc. ..........      554        21,446
Martin Marietta Materials, Inc. ........      494        41,802
                                                    -----------
                                                         63,248
                                                    -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)...................    1,420        35,486
First Marblehead Corp. .................      332        22,994
Student Loan Corp. .....................       42         8,072
                                                    -----------
                                                         66,552
                                                    -----------
CONTAINERS & PACKAGING -- 2.3%
Ball Corp. .............................    1,133        45,830
Bemis Co., Inc. ........................    1,147        37,690
Crown Holdings, Inc. (a)................    1,817        33,796
Owens-Illinois, Inc. (a)................    1,525        23,516
Packaging Corp. of America..............      893        20,718
Pactiv Corp. (a)........................    1,485        42,204
Sealed Air Corp. .......................      887        48,004
Smurfit-Stone Container Corp. (a).......    2,764        30,957
Sonoco Products Co. ....................    1,080        36,331
Temple-Inland, Inc. ....................    1,184        47,478
                                                    -----------
                                                        366,524
                                                    -----------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
ITT Educational Services, Inc. (a)......      444        29,437
Laureate Education, Inc. (a)............      516        24,696
Service Corp. International.............    3,217        30,047
The Service Master Co. .................    3,181        35,659
Weight Watchers International, Inc. ....      470        20,840
                                                    -----------
                                                        140,679
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
IntercontinentalExchange, Inc. (a)......      502        37,685
Nasdaq Stock Market, Inc. (a)...........    1,059        32,024
                                                    -----------
                                                         69,709
                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
CenturyTel, Inc. .......................    1,183        46,930
Citizens Communications Co. ............    3,494        49,056
Level 3 Communications, Inc. (a)........   10,747        57,496
NeuStar, Inc. (Class A) (a).............      688        19,092
Time Warner Telecom, Inc. (Class A)
  (a)...................................    1,296        24,637
                                                    -----------
                                                        197,211
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
ELECTRIC UTILITIES -- 2.0%
DPL, Inc. ..............................    1,238   $    33,575
Great Plains Energy, Inc. ..............      865        26,832
Hawaiian Electric Industries, Inc. .....      875        23,677
Northeast Utilities.....................    1,672        38,907
Pepco Holdings, Inc. ...................    2,052        49,597
Pinnacle West Capital Corp. ............    1,080        48,654
Reliant Energy, Inc. (a)................    3,318        40,845
Sierra Pacific Resources (a)............    2,188        31,376
Westar Energy, Inc. ....................      945        22,217
                                                    -----------
                                                        315,680
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.1%
American Power Conversion Corp. ........    1,943        42,668
AMETEK, Inc. ...........................      752        32,750
Hubbell, Inc. (Class B).................      617        29,554
Roper Industries, Inc. .................      946        42,324
Thomas & Betts Corp. (a)................      675        32,204
                                                    -----------
                                                        179,500
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Amphenol Corp. (Class A)................      970        60,072
Anixter International, Inc. ............      369        20,837
Arrow Electronics, Inc. (a).............    1,319        36,180
Avnet, Inc. (a).........................    1,593        31,255
AVX Corp. ..............................      530         9,376
CDW Corp. ..............................      664        40,956
Dolby Laboratories, Inc. (a)............      337         6,689
Ingram Micro, Inc. (Class A) (a)........    1,550        29,698
Mettler Toledo International Inc. (a)...      438        28,974
National Instruments Corp. .............      577        15,775
Solectron Corp. (a).....................    9,960        32,470
Sunpower Corp. (a)......................      150         4,161
Symbol Technologies, Inc. ..............    2,763        41,058
Tektronix, Inc. ........................      911        26,355
Trimble Navigation, Ltd. (a)............      592        27,871
Vishay Intertechnology, Inc. (a)........    1,837        25,792
                                                    -----------
                                                        437,519
                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 2.2%
FMC Technologies, Inc. (a)..............      753        40,436
Helmerich & Payne, Inc. ................      992        22,846
Maverick Tube Corp. (a).................      402        26,062
Patterson-UTI Energy, Inc. .............    1,775        42,174
Pride International, Inc. (a)...........    1,783        48,890
Rowan Cos., Inc. .......................    1,191        37,671
SEACOR Holdings, Inc. (a)...............      238        19,635
Superior Energy Services, Inc. (a)......      867        22,767
Tidewater, Inc. ........................      613        27,088
Todco (Class A) (a).....................      670        23,182
Unit Corp. (a)..........................      504        23,169
Veritas DGC, Inc. (a)...................      364        23,959
                                                    -----------
                                                        357,879
                                                    -----------
FOOD & STAPLES RETAILING -- 0.2%
Rite Aid Corp. (a)......................    5,722        25,978
                                                    -----------
FOOD PRODUCTS -- 1.6%
Corn Products International, Inc. ......      806        26,227
Dean Foods Co. (a)......................    1,459        61,307
Del Monte Foods Co. ....................    2,170        22,677

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Hormel Foods Corp. .....................      809   $    29,108
McCormick & Co., Inc. ..................    1,276        48,462
Smithfield Foods, Inc. (a)..............    1,206        32,586
The J.M. Smucker Co. ...................      622        29,825
                                                    -----------
                                                        250,192
                                                    -----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. ....................      849        30,989
Atmos Energy Corp. .....................      875        24,981
Energen Corp. ..........................      719        30,105
Equitable Resources, Inc. ..............    1,238        43,305
National Fuel Gas Co. ..................      871        31,661
ONEOK, Inc. ............................    1,193        45,083
Southern Union Co. .....................    1,139        30,081
UGI Corp. ..............................    1,143        27,946
                                                    -----------
                                                        264,151
                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Advanced Medical Optics, Inc. (a).......      646        25,549
Bausch & Lomb, Inc. ....................      586        29,376
Beckman Coulter, Inc. ..................      675        38,853
Cytyc Corp. (a).........................    1,184        28,984
Dade Behring Holdings, Inc. ............      940        37,750
Dentsply International, Inc. ...........    1,562        47,032
Edwards Lifesciences Corp. (a)..........      636        29,631
Gen-Probe, Inc. (a).....................      561        26,305
Hillenbrand Industries, Inc. ...........      635        36,182
Hologic, Inc. (a).......................      574        24,981
IDEXX Laboratories, Inc. (a)............      339        30,897
Intuitive Surgical, Inc. (a)............      398        41,969
Kinetic Concepts, Inc. (a)..............      556        17,492
ResMed, Inc. (a)........................      821        33,045
Respironics, Inc. (a)...................      785        30,309
The Cooper Cos., Inc. ..................      473        25,306
                                                    -----------
                                                        503,661
                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
Brookdale Senior Living, Inc. ..........      558        25,902
Community Health Systems, Inc. (a)......    1,000        37,350
Health Management Associates, Inc. .....    2,609        54,528
Health Net, Inc. (a)....................    1,242        54,052
Henry Schein, Inc. (a)..................      961        48,185
Lincare Holdings, Inc. (a)..............      997        34,536
Manor Care, Inc. .......................      799        41,772
Patterson Cos., Inc. (a)................    1,407        47,289
Pediatrix Medical Group, Inc. (a).......      527        24,031
Sierra Health Services, Inc. (a)........      558        21,115
Tenet Healthcare Corp. (a)..............    5,100        41,514
Triad Hospitals, Inc. (a)...............      953        41,961
Universal Health Services, Inc. (Class
  B)....................................      553        33,141
VCA Antech, Inc. (a)....................      892        32,166
WellCare Health Plans, Inc. (a).........      377        21,349
                                                    -----------
                                                        558,891
                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.4%
Cerner Corp. (a)........................      672        30,509
Emdeon Corp. (a)........................    3,032        35,505
WebMD Health Corp. (a)..................       87         2,987
                                                    -----------
                                                         69,001
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
HOTELS RESTAURANTS & LEISURE -- 1.6%
American Real Estate Partners LP........       56   $     2,962
Boyd Gaming Corp. ......................      600        23,064
Brinker International, Inc. ............      901        36,121
Choice Hotels International, Inc. ......      388        15,869
Darden Restaurants, Inc. ...............    1,452        61,667
International Speedway Corp. (Class
  A)....................................      374        18,640
OSI Restaurant Partners, Inc. ..........      731        23,180
Penn National Gaming, Inc. (a)..........      810        29,581
Scientific Games Corp. (Class A) (a)....      743        23,627
Station Casinos, Inc. ..................      473        27,354
                                                    -----------
                                                        262,065
                                                    -----------
HOUSEHOLD DURABLES -- 1.7%
KB HOME.................................      862        37,756
Leggett & Platt, Inc. ..................    1,986        49,710
Mohawk Industries, Inc. (a).............      592        44,074
NVR, Inc. (a)...........................       57        30,495
Snap-on, Inc. ..........................      571        25,438
The Stanley Works.......................      885        44,117
Toll Brothers, Inc. (a).................    1,275        35,802
                                                    -----------
                                                        267,392
                                                    -----------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc. ..............      695        27,182
Energizer Holdings, Inc. (a)............      586        42,186
                                                    -----------
                                                         69,368
                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Dynegy, Inc. (Class A) (a)..............    4,304        23,844
                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ....................      333        28,005
Teleflex, Inc. .........................      392        21,811
Walter Industries, Inc. ................      475        20,273
                                                    -----------
                                                         70,089
                                                    -----------
INSURANCE -- 5.0%
Alleghany Corp. (a).....................       55        15,896
Allied World Assurance Holdings Ltd/
  Bermuda (a)...........................      110         4,444
American Financial Group, Inc. .........      504        23,653
American National Insurance Co. ........      171        19,819
AmerUs Group Co. .......................      416        28,292
Arch Capital Group, Ltd. (a)............      452        28,698
Arthur J. Gallagher & Co. ..............    1,008        26,883
Aspen Insurance Holdings, Ltd. .........      620        16,015
Axis Capital Holdings, Ltd. ............    1,524        52,868
Brown & Brown, Inc. ....................    1,234        37,711
Conseco, Inc. (a).......................    1,664        34,927
Endurance Specialty Holdings, Ltd. .....      644        22,707
Erie Indemnity Co. (Class A)............      547        28,646
Fidelity National Title Group, Inc. ....      308         6,456
First American Corp. ...................      930        39,376
Hanover Insurance Group, Inc. ..........      533        23,788
HCC Insurance Holdings, Inc. ...........    1,205        39,620
Markel Corp. (a)........................      105        43,119
Mercury General Corp. ..................      287        14,238
Odyssey Re Holdings Corp. ..............      196         6,621
Old Republic International Corp. .......    2,334        51,698
PartnerRe, Ltd. ........................      618        41,758
Philadelphia Consolidated Holding
  Corp.(a)..............................      645        25,658
Protective Life Corp. ..................      700        32,025

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Reinsurance Group America, Inc. ........      294   $    15,267
RenaissanceRe Holdings, Ltd. ...........      682        37,919
StanCorp Financial Group, Inc. .........      594        26,510
Transatlantic Holdings, Inc. ...........      287        17,338
Unitrin, Inc. ..........................      486        21,467
Wesco Financial Corp. ..................       15         6,555
                                                    -----------
                                                        789,972
                                                    -----------
INTERNET & CATALOG RETAIL -- 0.1%
Coldwater Creek, Inc. (a)...............      619        17,802
                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
VeriSign, Inc. (a)......................    2,658        53,692
                                                    -----------
IT SERVICES -- 2.1%
Acxiom Corp. ...........................      760        18,741
Alliance Data Systems Corp. (a).........      732        40,399
Ceridian Corp. (a)......................    1,491        33,339
Checkfree Corp. (a).....................      824        34,048
Convergys Corp. (a).....................    1,523        31,450
DST Systems, Inc. (a)...................      586        36,138
Global Payments, Inc. ..................      867        38,157
Hewitt Associates, Inc. (Class A) (a)...    1,100        26,686
MoneyGram International, Inc. ..........      928        26,968
Sabre Holdings Corp. (Class A)..........    1,429        33,424
Total System Services, Inc. ............      411         9,383
                                                    -----------
                                                        328,733
                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. ........................    1,010        31,502
Hasbro, Inc. ...........................    1,593        36,241
                                                    -----------
                                                         67,743
                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.7%
Charles River Laboratories
  International, Inc. (a)...............      729        31,646
Covance, Inc. (a).......................      694        46,068
Invitrogen Corp. (a)....................      574        36,397
Millipore Corp. (a).....................      577        35,370
PerkinElmer, Inc. ......................    1,368        25,896
Pharmaceutical Product Development,
  Inc. .................................    1,118        39,902
Waters Corp. (a)........................    1,128        51,076
                                                    -----------
                                                        266,355
                                                    -----------
MACHINERY -- 3.6%
AGCO Corp. (a)..........................      983        24,919
Crane Co. ..............................      552        23,074
Donaldson Co., Inc. ....................      787        29,040
Flowserve Corp. (a).....................      612        30,961
Graco, Inc. ............................      752        29,373
Harsco Corp. ...........................      452        35,098
IDEX Corp. .............................      577        24,840
Joy Global, Inc. .......................    1,330        50,021
Kennametal, Inc. .......................      431        24,416
Lincoln Electric Holdings, Inc. ........      433        23,577
Oshkosh Truck Corp. ....................      799        40,325
Pall Corp. .............................    1,355        41,748
Pentair, Inc. ..........................    1,104        28,914
SPX Corp. ..............................      630        33,667
Terex Corp. (a).........................    1,089        49,245
The Manitowoc Co., Inc. ................      664        29,741
The Timken Co. .........................      921        27,427
Trinity Industries, Inc. ...............      859        27,634
                                                    -----------
                                                        574,020
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
MEDIA -- 2.1%
Discovery Holding Co. (Class A) (a).....    3,050   $    44,103
Dow Jones & Co., Inc. ..................      569        19,084
DreamWorks Animation SKG, Inc. (Class A)
  (a)...................................      487        12,131
Getty Images, Inc. (a)..................      532        26,430
Harte-Hanks, Inc. ......................      585        15,415
McClatchy Co. (Class A).................      584        24,639
Meredith Corp. .........................      432        21,310
R.H. Donnelley Corp. ...................      550        29,095
Regal Entertainment Group...............      574        11,377
The Interpublic Group of Cos., Inc.
  (a)...................................    4,800        47,520
The New York Times Co. (Class A)........    1,582        36,354
Warner Music Group Corp. ...............      466        12,093
XM Satellite Radio Holdings, Inc. (Class
  A) (a)................................    2,921        37,652
                                                    -----------
                                                        337,203
                                                    -----------
METALS & MINING -- 1.0%
Carpenter Technology Corp. .............      248        26,663
Commercial Metals Co. ..................    1,310        26,632
Meridian Gold, Inc. (a).................    1,098        27,296
Reliance Steel & Aluminum Co. ..........      674        21,663
Steel Dynamics, Inc. ...................      534        26,940
Titanium Metals Corp. (a)...............      875        22,120
                                                    -----------
                                                        151,314
                                                    -----------
MULTI-UTILITIES -- 3.1%
Alliant Energy Corp. ...................    1,280        45,734
CenterPoint Energy, Inc. ...............    2,992        42,845
CMS Energy Corp. (a)....................    2,407        34,757
Energy East Corp. ......................    1,604        38,047
MDU Resources Group, Inc. ..............    1,811        40,458
NSTAR...................................    1,162        38,764
OGE Energy Corp. .......................      980        35,388
Puget Energy, Inc. .....................    1,251        28,435
SCANA Corp. ............................    1,129        45,465
TECO Energy, Inc. ......................    2,269        35,510
Vectren Corp. ..........................      827        22,205
Wisconsin Energy Corp. .................    1,268        54,702
WPS Resources Corp. ....................      468        23,227
                                                    -----------
                                                        485,537
                                                    -----------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a)......................    1,241        24,584
Dillards, Inc. (Class A)................      703        23,009
Dollar General Corp. ...................    3,380        46,070
Dollar Tree Stores, Inc. (a)............    1,150        35,604
Family Dollar Stores, Inc. .............    1,558        45,556
                                                    -----------
                                                        174,823
                                                    -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class A)
  (a)...................................      766        27,377
                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 5.0%
Arch Coal, Inc. ........................    1,559        45,071
Boardwalk Pipeline Partners LP..........      524        14,012
Cabot Oil & Gas Corp. ..................      529        25,355
Cimarex Energy Co. .....................      900        31,671
CNX Gas Corp. (a).......................      312         7,229
Denbury Resources, Inc. (a).............    1,296        37,454
Enbridge Energy Partners LP.............      544        25,323
Energy Transfer Equity LP...............      385        11,265
Energy Transfer Partners LP.............      826        38,269

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Enterprise GP Holdings LP...............      108   $     3,686
Forest Oil Corp. (a)....................      592        18,701
Frontier Oil Corp. .....................    1,224        32,534
Helix Energy Solutions Group, Inc.
  (a)...................................      899        30,027
Holly Corp. ............................      523        22,662
Kinder Morgan Management LLC (a)........      525        22,166
Magellan Midstream Partners LP..........      723        26,679
Massey Energy Co. ......................      954        19,977
ONEOK Partners LP.......................      505        28,406
Overseas Shipholding Group, Inc. .......      324        20,013
Pioneer Natural Resources Co. ..........    1,328        51,951
Plains All American Pipeline LP.........      596        27,505
Plains Exploration & Production Co.
  (a)...................................      807        34,628
Pogo Producing Co. .....................      558        22,850
Quicksilver Resources, Inc. (a).........      597        19,044
Range Resources Corp. ..................    1,502        37,911
St. Mary Land & Exploration Co. ........      597        21,916
Teekay Shipping Corp. ..................      472        19,404
TEPPCO Partners LP......................      825        30,657
Tesoro Corp. ...........................      743        43,079
Valero LP...............................      399        19,950
W&T Offshore, Inc. .....................      271         7,916
                                                    -----------
                                                        797,311
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Louisiana-Pacific Corp. ................    1,097        20,591
MeadWestvaco Corp. .....................    1,957        51,880
                                                    -----------
                                                         72,471
                                                    -----------
PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co. .....................      903        45,683
Herbalife, Ltd. (a).....................      403        15,265
                                                    -----------
                                                         60,948
                                                    -----------
PHARMACEUTICALS -- 1.5%
Abraxis BioScience, Inc. (a)............      254         7,056
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................    1,436        46,742
King Pharmaceuticals, Inc. (a)..........    2,632        44,823
Kos Pharmaceuticals, Inc. (a)...........      243        12,009
Mylan Laboratories, Inc. ...............    2,289        46,077
Sepracor, Inc. (a)......................    1,179        57,111
Watson Pharmaceuticals, Inc. (a)........    1,113        29,127
                                                    -----------
                                                        242,945
                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.9%
Alexandria Real Estate Equities,
  Inc. .................................      290        27,202
AMB Property Corp. .....................      950        52,354
Annaly Mortgage Management, Inc. .......    2,105        27,660
Apartment Investment & Management Co.
  (Class A).............................    1,053        57,294
Brandywine Realty Trust.................      985        32,062
BRE Properties, Inc. (Class A)..........      563        33,628
Camden Property Trust...................      611        46,442
CapitalSource, Inc. ....................    1,362        35,167
CBL & Associates Properties, Inc. ......      698        29,253
Colonial Properties Trust...............      500        23,905
Crescent Real Estate Equities Co. ......    1,045        22,791
Duke Realty Corp. ......................    1,462        54,606
Essex Property Trust, Inc. .............      250        30,350
Federal Realty Investment Trust.........      577        42,871

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
Global Signal, Inc. ....................      230   $    11,633
Health Care Property Investors, Inc. ...    1,480        45,954
Health Care REIT, Inc. .................      683        27,327
Hospitality Properties Trust............      748        35,306
HRPT Properties Trust...................    2,285        27,306
iStar Financial, Inc. ..................    1,229        51,249
Kilroy Realty Corp. ....................      353        26,595
Liberty Property Trust..................      980        46,834
Macerich Co. ...........................      775        59,179
Mack-Cali Realty Corp. .................      679        35,172
Nationwide Health Properties, Inc. .....      872        23,317
New Century Financial Corp. ............      554        21,778
New Plan Excel Realty Trust.............    1,099        29,728
Pan Pacific Retail Properties, Inc. ....      442        30,684
Post Properties, Inc. ..................      471        22,382
Rayonier, Inc. .........................      805        30,429
Realty Income Corp. ....................      970        23,969
Reckson Associates Realty Corp. ........      899        38,477
Regency Centers Corp. ..................      739        50,814
SL Green Realty Corp. ..................      498        55,627
Taubman Centers, Inc. ..................      575        25,541
Thornburg Mortgage, Inc. ...............    1,233        31,404
Trizec Properties, Inc. ................    1,027        29,691
United Dominion Realty Trust, Inc. .....    1,462        44,152
Ventas, Inc. ...........................    1,131        43,589
Weingarten Realty Investors.............      903        38,847
                                                    -----------
                                                      1,422,569
                                                    -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
CB Richard Ellis Group, Inc. (Class
  A)(a).................................    2,151        52,915
Jones Lang LaSalle, Inc. ...............      396        33,850
Realogy Corp (a)........................    2,723        61,758
The St. Joe Co. ........................      812        44,554
                                                    -----------
                                                        193,077
                                                    -----------
ROAD & RAIL -- 1.0%
Con-way, Inc. ..........................      520        23,306
J.B. Hunt Transport Services, Inc. .....    1,175        24,405
Laidlaw International, Inc. ............      896        24,488
Landstar Systems, Inc. .................      628        26,816
Ryder Systems, Inc. ....................      675        34,884
YRC Worldwide, Inc. (a).................      631        23,372
                                                    -----------
                                                        157,271
                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.1%
Agere Systems, Inc. (a).................    1,772        26,456
Atmel Corp. (a).........................    4,885        29,505
Cypress Semiconductor Corp. (a).........    1,459        25,926
Fairchild Semiconductor International,
  Inc. (a)..............................    1,324        24,759
Formfactor, Inc. (a)....................      462        19,464
Integrated Device Technology, Inc.
  (a)...................................    2,183        35,059
International Rectifier Corp. (a).......      779        27,140
Intersil Corp. (Class A)................    1,543        37,881
LSI Logic Corp. (a).....................    4,352        35,774
Novellus Systems, Inc. (a)..............    1,386        38,337
Spansion, Inc. (a)......................      515         8,585
Teradyne, Inc. (a)......................    2,159        28,412
                                                    -----------
                                                        337,298
                                                    -----------

STREETTRACKS DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
SOFTWARE -- 2.5%
Activision, Inc. (a)....................    3,053   $    46,100
Cadence Design Systems, Inc. (a)........    3,076        52,169
Compuware Corp. (a).....................    4,069        31,697
Factset Research Systems, Inc. .........      409        19,865
Fair Isaac Corp. .......................      711        26,001
McAfee, Inc. (a)........................    1,734        42,414
NAVTEQ Corp. (a)........................    1,008        26,319
Novell, Inc. (a)........................    3,692        22,595
Red Hat, Inc. (a).......................    2,076        43,762
Salesforce.com, Inc. (a)................      902        32,364
Synopsys, Inc. (a)......................    1,483        29,245
The Reynolds & Reynolds Co. ............      703        27,776
                                                    -----------
                                                        400,307
                                                    -----------
SPECIALTY RETAIL -- 4.3%
Advance Auto Parts, Inc. ...............    1,123        36,992
AnnTaylor Stores Corp. (a)..............      795        33,279
AutoNation, Inc. (a)....................    1,729        36,136
Barnes & Noble, Inc. ...................      579        21,967
CarMax, Inc. (a)........................    1,159        48,342
Chico's FAS, Inc. (a)...................    1,912        41,165
Circuit City Stores, Inc. ..............    1,851        46,479
Claire's Stores, Inc. ..................    1,081        31,522
Dick's Sporting Goods, Inc. (a).........      360        16,387
Foot Locker, Inc. ......................    1,705        43,051
GameStop Corp. (Class A) (a)............      715        33,090
O'Reilly Automotive, Inc. (a)...........    1,224        40,649
OfficeMax, Inc. ........................      768        31,288
PETsMART, Inc. .........................    1,525        42,319
RadioShack Corp. .......................    1,462        28,217
Ross Stores, Inc. ......................    1,563        39,716
Tiffany & Co. ..........................    1,525        50,630
Urban Outfitters, Inc. (a)..............    1,280        22,643
Williams-Sonoma, Inc. ..................    1,015        32,876
                                                    -----------
                                                        676,748
                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Jones Apparel Group, Inc. ..............    1,224        39,706
Liz Claiborne, Inc. ....................    1,129        44,607
Phillips-Van Heusen Corp. ..............      601        25,104
                                                    -----------
                                                        109,417
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
THRIFTS & MORTGAGE FINANCE -- 1.9%
Astoria Financial Corp. ................      995   $    30,666
Capitol Federal Financial...............      236         8,392
IndyMac Bancorp, Inc. ..................      748        30,788
MGIC Investment Corp. ..................      948        56,852
New York Community Bancorp, Inc. .......    2,914        47,731
PMI Group, Inc. ........................      942        41,269
Radian Group, Inc. .....................      897        53,820
Webster Financial Corp. ................      572        26,947
                                                    -----------
                                                        296,465
                                                    -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co., Inc. (Class
  A)....................................      494        20,125
Wesco International, Inc. (a)...........      527        30,582
                                                    -----------
                                                         50,707
                                                    -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. .....................    1,436        31,506
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Leap Wireless International, Inc. (a)...      483        23,421
SBA Communications Corp. (a)............      963        23,430
Telephone & Data Systems, Inc. .........    1,112        46,815
US Cellular Corp. (a)...................      166         9,910
                                                    -----------
                                                        103,576
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $15,536,428)....................             15,907,421
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $10,275)...................   10,275        10,275
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $15,546,703)....................             15,917,696
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...................................                    973
                                                    -----------
NET ASSETS -- 100.0%....................            $15,918,669
                                                    ===========

(a) Non-income producing security

(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 100.0%
AEROSPACE & DEFENSE -- 0.4%
Alliant Techsystems, Inc. (a)...........      963  $    78,061
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc. ....................    2,218       62,037
                                                   -----------
AIRLINES -- 1.1%
Continental Airlines, Inc. (Class
  B)(a).................................    2,451       69,388
UAL Corp. (a)...........................    2,531       67,249
US Airways Group, Inc. (a)..............    1,771       78,508
                                                   -----------
                                                       215,145
                                                   -----------
AUTO COMPONENTS -- 1.0%
BorgWarner, Inc. .......................    1,548       88,499
Gentex Corp. ...........................    4,023       57,167
The Goodyear Tire & Rubber Co. (a)......    4,302       62,379
                                                   -----------
                                                       208,045
                                                   -----------
AUTOMOBILES -- 0.2%
Thor Industries, Inc. ..................    1,067       43,928
                                                   -----------
BEVERAGES -- 0.3%
Hansen Natural Corp. (a)................    1,973       64,083
                                                   -----------
BIOTECHNOLOGY -- 2.3%
Cephalon, Inc. (a)......................    1,649      101,826
ImClone Systems, Inc. (a)...............    1,849       52,364
Millennium Pharmaceuticals, Inc. (a)....    8,553       85,102
OSI Pharmaceuticals, Inc. (a)...........    1,565       58,734
PDL BioPharma, Inc. (a).................    3,135       60,192
Vertex Pharmaceuticals, Inc. (a)........    3,038      102,229
                                                   -----------
                                                       460,447
                                                   -----------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group, Inc. (a).....      858       85,894
Eaton Vance Corp. ......................    3,499      100,981
Investors Financial Services Corp. .....    1,780       76,683
Nuveen Investments, Inc. ...............    2,165      110,913
SEI Investments Co. ....................    1,954      109,795
                                                   -----------
                                                       484,266
                                                   -----------
CHEMICALS -- 1.3%
Huntsman Corp. (a)......................    2,475       45,045
Nalco Holding Co. (a)...................    2,564       47,485
Sigma-Aldrich Corp. ....................    1,575      119,180
The Scotts Miracle-Gro Co. (Class A)....    1,246       55,435
                                                   -----------
                                                       267,145
                                                   -----------
COMMERCIAL BANKS -- 0.6%
East West Bancorp, Inc. ................    1,568       62,109
Texas Regional Bancshare, Inc. .........    1,378       52,984
                                                   -----------
                                                       115,093
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
Allied Waste Industries, Inc. (a).......    6,452       72,714
ChoicePoint, Inc. (a)...................    2,361       84,524
Copart, Inc. (a)........................    1,832       51,644
Corrections Corp. of America(a).........    1,644       71,103
Covanta Holding Corp. (a)...............    2,423       52,167
Dun & Bradstreet Corp. (a)..............    1,717      128,758
Manpower, Inc. .........................    2,387      146,251
Monster Worldwide, Inc. (a).............    3,151      114,035
Robert Half International, Inc. ........    4,710      159,999
Steelcase, Inc. (Class A)...............    1,743       27,348
Stericycle, Inc. (a)....................    1,209       84,376

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
The Brink's Co. ........................    1,232  $    65,370
The Corporate Executive Board Co. ......    1,095       98,451
West Corp. (a)..........................      745       35,983
                                                   -----------
                                                     1,192,723
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Avaya, Inc. (a).........................   12,624      144,419
JDS Uniphase Corp. (a)..................   46,090      100,937
                                                   -----------
                                                       245,356
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.3%
Diebold, Inc. ..........................    1,798       78,267
QLogic Corp. (a)........................    4,366       82,517
Western Digital Corp. (a)...............    6,037      109,270
                                                   -----------
                                                       270,054
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Jacobs Engineering Group, Inc. (a)......    1,609      120,241
                                                   -----------
CONSTRUCTION MATERIALS -- 0.8%
Florida Rock Industries, Inc. ..........    1,395       54,000
Martin Marietta Materials, Inc. ........    1,232      104,252
                                                   -----------
                                                       158,252
                                                   -----------
CONSUMER FINANCE -- 0.8%
AmeriCredit Corp. (a)...................    3,542       88,515
First Marblehead Corp. .................      852       59,009
Student Loan Corp. .....................      100       19,218
                                                   -----------
                                                       166,742
                                                   -----------
CONTAINERS & PACKAGING -- 1.5%
Ball Corp. .............................    2,844      115,040
Crown Holdings, Inc. (a)................    4,572       85,039
Pactiv Corp. (a)........................    3,774      107,257
                                                   -----------
                                                       307,336
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
ITT Educational Services, Inc. (a)......    1,160       76,908
Laureate Education, Inc. (a)............    1,298       62,122
Weight Watchers International, Inc. ....    1,230       54,538
                                                   -----------
                                                       193,568
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
IntercontinentalExchange, Inc. (a)......    1,262       94,738
Nasdaq Stock Market, Inc. (a)...........    2,663       80,529
                                                   -----------
                                                       175,267
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
Level 3 Communications, Inc. (a)........   27,094      144,953
NeuStar, Inc. (Class A)(a)..............    1,731       48,035
Time Warner Telecom, Inc. (Class
  A)(a).................................    3,240       61,593
                                                   -----------
                                                       254,581
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.9%
AMETEK, Inc. ...........................    1,919       83,573
Roper Industries, Inc. .................    2,360      105,586
                                                   -----------
                                                       189,159
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.8%
Amphenol Corp. (Class A)................    2,446      151,481
CDW Corp. ..............................    1,667      102,821
Dolby Laboratories, Inc. (a)............      829       16,456
Mettler Toledo International Inc. (a)...    1,102       72,897
National Instruments Corp. .............    1,446       39,534
Sunpower Corp. (a)......................      414       11,484

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Symbol Technologies, Inc. ..............    6,942  $   103,158
Trimble Navigation, Ltd. (a)............    1,490       70,149
                                                   -----------
                                                       567,980
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 3.6%
FMC Technologies, Inc. (a)..............    1,891      101,547
Helmerich & Payne, Inc. ................    2,619       60,315
Maverick Tube Corp. (a).................    1,012       65,608
Patterson-UTI Energy, Inc. .............    4,542      107,918
Pride International, Inc. (a)...........    4,476      122,732
Rowan Cos., Inc. .......................    2,971       93,973
Superior Energy Services, Inc. (a)......    2,182       57,299
Todco (Class A)(a)......................    1,685       58,301
Unit Corp. (a)..........................    1,267       58,244
                                                   -----------
                                                       725,937
                                                   -----------
FOOD & STAPLES RETAILING -- 0.3%
Rite Aid Corp. (a)......................   14,396       65,358
                                                   -----------
FOOD PRODUCTS -- 0.8%
Dean Foods Co. (a)......................    3,679      154,592
                                                   -----------
GAS UTILITIES -- 1.5%
Energen Corp. ..........................    1,808       75,701
Equitable Resources, Inc. ..............    3,110      108,788
ONEOK, Inc. ............................    2,997      113,256
                                                   -----------
                                                       297,745
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.2%
Bausch & Lomb, Inc. ....................    1,473       73,841
Beckman Coulter, Inc. ..................    1,684       96,931
Cytyc Corp. (a).........................    3,083       75,472
Dade Behring Holdings, Inc. ............    2,360       94,778
Dentsply International, Inc. ...........    3,941      118,664
Edwards Lifesciences Corp. (a)..........    1,600       74,544
Gen-Probe, Inc. (a).....................    1,412       66,209
Hologic, Inc. (a).......................    1,444       62,843
IDEXX Laboratories, Inc. (a)............      853       77,742
Intuitive Surgical, Inc. (a)............      993      104,712
Kinetic Concepts, Inc. (a)..............    1,457       45,837
ResMed, Inc. (a)........................    2,066       83,156
Respironics, Inc. (a)...................    1,974       76,216
                                                   -----------
                                                     1,050,945
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.5%
Brookdale Senior Living, Inc. ..........    1,404       65,174
Community Health Systems, Inc. (a)......    2,569       95,952
Health Management Associates, Inc. .....    6,578      137,480
Health Net, Inc. (a)....................    3,130      136,218
Henry Schein, Inc. (a)..................    2,413      120,988
Lincare Holdings, Inc. (a)..............    2,544       88,124
Manor Care, Inc. .......................    2,002      104,664
Patterson Cos., Inc. (a)................    3,532      118,710
Pediatrix Medical Group, Inc. (a).......    1,326       60,466
Sierra Health Services, Inc. (a)........    1,403       53,089
Triad Hospitals, Inc. (a)...............    2,393      105,364
Universal Health Services, Inc. (Class
  B)....................................    1,390       83,303
VCA Antech, Inc. (a)....................    2,244       80,919
WellCare Health Plans, Inc. (a).........      949       53,742
                                                   -----------
                                                     1,304,193
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
HEALTH CARE TECHNOLOGY -- 0.9%
Cerner Corp. (a)........................    1,692  $    76,817
Emdeon Corp. (a)........................    7,562       88,551
WebMD Health Corp. (a)..................      218        7,486
                                                   -----------
                                                       172,854
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 3.0%
American Real Estate Partners LP........      156        8,253
Boyd Gaming Corp. ......................    1,559       59,928
Brinker International, Inc. ............    2,266       90,844
Choice Hotels International, Inc. ......      976       39,919
Darden Restaurants, Inc. ...............    3,660      155,440
International Speedway Corp. (Class
  A)....................................      949       47,298
Penn National Gaming, Inc. (a)..........    2,037       74,391
Scientific Games Corp. (ClassA)(a)......    1,869       59,434
Station Casinos, Inc. ..................    1,210       69,974
                                                   -----------
                                                       605,481
                                                   -----------
HOUSEHOLD DURABLES -- 1.4%
Mohawk Industries, Inc. (a).............    1,494      111,228
NVR, Inc. (a)...........................      143       76,505
Toll Brothers, Inc. (a).................    3,180       89,295
                                                   -----------
                                                       277,028
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.9%
Church & Dwight Co., Inc. ..............    1,771       69,264
Energizer Holdings, Inc. (a)............    1,472      105,969
                                                   -----------
                                                       175,233
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Walter Industries, Inc. ................    1,195       51,003
                                                   -----------
INSURANCE -- 3.7%
Arch Capital Group, Ltd. (a)............    1,137       72,188
Axis Capital Holdings, Ltd. ............    3,842      133,279
Brown & Brown, Inc. ....................    3,079       94,094
First American Corp. ...................    2,337       98,949
HCC Insurance Holdings, Inc. ...........    3,026       99,495
Markel Corp. (a)........................      264      108,414
Philadelphia Consolidated Holding Corp.
  (a)...................................    1,622       64,523
Protective Life Corp. ..................    1,744       79,788
                                                   -----------
                                                       750,730
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.2%
Coldwater Creek, Inc. (a)...............    1,631       46,908
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.7%
VeriSign, Inc. (a)......................    6,701      135,360
                                                   -----------
IT SERVICES -- 3.3%
Acxiom Corp. ...........................    1,866       46,015
Alliance Data Systems Corp. (a).........    1,838      101,439
Ceridian Corp. (a)......................    3,808       85,147
Checkfree Corp. (a).....................    2,072       85,615
DST Systems, Inc. (a)...................    1,515       93,430
Global Payments, Inc. ..................    2,181       95,986
Hewitt Associates, Inc. (Class A)(a)....    2,768       67,152
MoneyGram International, Inc. ..........    2,334       67,826
Total System Services, Inc. ............    1,030       23,515
                                                   -----------
                                                       666,125
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.0%
Charles River Laboratories
  International, Inc. (a)...............    1,872       81,263
Covance, Inc. (a).......................    1,744      115,767
Invitrogen Corp. (a)....................    1,431       90,740

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Millipore Corp. (a).....................    1,439  $    88,211
Pharmaceutical Product Development,
  Inc. .................................    2,807      100,182
Waters Corp. (a)........................    2,843      128,731
                                                   -----------
                                                       604,894
                                                   -----------
MACHINERY -- 2.5%
Donaldson Co., Inc. ....................    1,981       73,099
Graco, Inc. ............................    1,891       73,863
Joy Global, Inc. .......................    3,353      126,106
Oshkosh Truck Corp. ....................    2,006      101,243
Terex Corp. (a).........................    2,747      124,219
                                                   -----------
                                                       498,530
                                                   -----------
MEDIA -- 2.4%
Discovery Holding Co. (Class A)(a)......    7,662      110,793
Dow Jones & Co., Inc. ..................    1,432       48,029
DreamWorks Animation SKG, Inc. (Class
  A)(a).................................    1,218       30,340
Getty Images, Inc. (a)..................    1,339       66,522
Harte-Hanks, Inc. ......................    1,473       38,814
R.H. Donnelley Corp. ...................    1,385       73,266
Warner Music Group Corp. ...............    1,255       32,567
XM Satellite Radio Holdings, Inc. (Class
  A)(a).................................    7,287       93,929
                                                   -----------
                                                       494,260
                                                   -----------
METALS & MINING -- 0.6%
Meridian Gold, Inc. (a).................    2,762       68,663
Titanium Metals Corp. (a)...............    2,202       55,667
                                                   -----------
                                                       124,330
                                                   -----------
MULTILINE RETAIL -- 1.6%
Dollar General Corp. ...................    8,522      116,155
Dollar Tree Stores, Inc. (a)............    2,867       88,762
Family Dollar Stores, Inc. .............    3,913      114,416
                                                   -----------
                                                       319,333
                                                   -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A)(a)...    1,928       68,907
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 5.9%
Arch Coal, Inc. ........................    3,916      113,212
Cabot Oil & Gas Corp. ..................    1,332       63,843
Cimarex Energy Co. .....................    2,264       79,670
CNX Gas Corp. (a).......................      700       16,219
Denbury Resources, Inc. (a).............    3,233       93,434
Energy Transfer Equity LP...............    1,037       30,343
Enterprise GP Holdings LP...............      263        8,976
Frontier Oil Corp. .....................    3,080       81,866
Helix Energy Solutions Group, Inc.
  (a)...................................    2,263       75,584
Holly Corp. ............................    1,315       56,979
Kinder Morgan Management LLC(a).........    1,390       58,686
Pioneer Natural Resources Co. ..........    3,409      133,360
Plains Exploration & Production Co.
  (a)...................................    2,101       90,154
Pogo Producing Co. .....................    1,445       59,173
Quicksilver Resources, Inc. (a).........    1,502       47,914
Range Resources Corp. ..................    3,748       94,599
St. Mary Land & Exploration Co. ........    1,502       55,138
W&T Offshore, Inc. .....................      730       21,323
                                                   -----------
                                                     1,180,473
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
PERSONAL PRODUCTS -- 0.8%
Alberto-Culver Co. .....................    2,266  $   114,637
Herbalife, Ltd. (a).....................    1,097       41,554
                                                   -----------
                                                       156,191
                                                   -----------
PHARMACEUTICALS -- 2.5%
Abraxis BioScience, Inc. (a)............      640       17,779
Endo Pharmaceuticals Holdings, Inc.
  (a)...................................    3,607      117,408
Kos Pharmaceuticals, Inc. (a)...........      612       30,245
Mylan Laboratories, Inc. ...............    5,747      115,687
Sepracor, Inc. (a)......................    2,973      144,012
Watson Pharmaceuticals, Inc. (a)........    2,749       71,942
                                                   -----------
                                                       497,073
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
CapitalSource, Inc. ....................    3,427       88,485
Essex Property Trust, Inc. .............      628       76,239
Global Signal, Inc. ....................      584       29,539
SL Green Realty Corp. ..................    1,251      139,737
                                                   -----------
                                                       334,000
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.4%
CB Richard Ellis Group, Inc. (Class
  A)(a).................................    5,424      133,430
Jones Lang LaSalle, Inc. ...............      988       84,454
Realogy Corp(a).........................    6,851      155,381
The St. Joe Co. ........................    2,040      111,935
                                                   -----------
                                                       485,200
                                                   -----------
ROAD & RAIL -- 0.6%
J.B. Hunt Transport Services, Inc. .....    2,970       61,687
Landstar Systems, Inc. .................    1,579       67,423
                                                   -----------
                                                       129,110
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.3%
Agere Systems, Inc. (a).................    4,640       69,275
Atmel Corp. (a).........................   12,289       74,226
Formfactor, Inc. (a)....................    1,163       48,997
International Rectifier Corp. (a).......    1,960       68,286
Intersil Corp. (Class A)................    3,850       94,517
Novellus Systems, Inc. (a)..............    3,457       95,621
Spansion, Inc. (a)......................    1,295       21,588
                                                   -----------
                                                       472,510
                                                   -----------
SOFTWARE -- 2.9%
Activision, Inc. (a)....................    7,668      115,787
Factset Research Systems, Inc. .........    1,028       49,930
Fair Isaac Corp. .......................    1,788       65,387
McAfee, Inc. (a)........................    4,356      106,548
NAVTEQ Corp. (a)........................    2,537       66,241
Red Hat, Inc. (a).......................    5,211      109,848
Salesforce.com, Inc. (a)................    2,269       81,411
                                                   -----------
                                                       595,152
                                                   -----------
SPECIALTY RETAIL -- 6.8%
Advance Auto Parts, Inc. ...............    2,899       95,493
AnnTaylor Stores Corp. (a)..............    1,999       83,678
AutoNation, Inc. (a)....................    4,313       90,142
CarMax, Inc. (a)........................    2,910      121,376
Chico's FAS, Inc. (a)...................    4,803      103,409
Claire's Stores, Inc. ..................    2,720       79,315
Dick's Sporting Goods, Inc. (a).........      906       41,241
Foot Locker, Inc. ......................    4,254      107,413
GameStop Corp. (Class A)(a).............    1,799       83,258

STREETTRACKS DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
O'Reilly Automotive, Inc. (a)...........    3,055  $   101,457
PETsMART, Inc. .........................    3,831      106,310
Ross Stores, Inc. ......................    3,925       99,734
Tiffany & Co. ..........................    3,844      127,621
Urban Outfitters, Inc. (a)..............    3,219       56,944
Williams-Sonoma, Inc. ..................    2,552       82,659
                                                   -----------
                                                     1,380,050
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Liz Claiborne, Inc. ....................    2,847      112,485
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
MSC Industrial Direct Co., Inc. (Class
  A)....................................    1,285       52,351
Wesco International, Inc. (a)...........    1,325       76,890
                                                   -----------
                                                       129,241
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
Leap Wireless International, Inc. (a)...    1,215       58,916
SBA Communications Corp. (a)............    2,422       58,927
Telephone & Data Systems, Inc. .........    2,803      118,006
US Cellular Corp. (a)...................      421       25,134
                                                   -----------
                                                       260,983
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $19,854,615)....................            20,161,723
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $100)......................      100  $       100
                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,854,715)....................            20,161,823
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)...............                 6,494
                                                   -----------
NET ASSETS -- 100.0%....................           $20,168,317
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.7%
Goodrich Corp. ...........................   1,395   $   56,525
                                                     ----------
AIRLINES -- 0.6%
AMR Corp. (a).............................   2,232       51,648
                                                     ----------
AUTO COMPONENTS -- 0.1%
TRW Automotive Holdings Corp. (a).........     369        8,882
                                                     ----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ......................     732       15,621
                                                     ----------
BUILDING PRODUCTS -- 0.5%
USG Corp. (a).............................     859       40,407
                                                     ----------
CAPITAL MARKETS -- 2.4%
A.G. Edwards, Inc. .......................     869       46,300
Federated Investors, Inc. ................   1,127       38,104
Janus Capital Group, Inc. ................   2,340       46,145
Jefferies Group, Inc. ....................   1,169       33,316
Raymond James Financial, Inc. ............   1,065       31,141
                                                     ----------
                                                        195,006
                                                     ----------
CHEMICALS -- 4.9%
Airgas, Inc. .............................     760       27,489
Albemarle Corp. ..........................     433       23,525
Ashland, Inc. ............................     807       51,470
Cabot Corp. ..............................     644       23,957
Celanese Corp. ...........................   1,231       22,035
Chemtura Corp. ...........................   2,649       22,967
Cytec Industries, Inc. ...................     420       23,348
Eastman Chemical Co. .....................     925       49,968
FMC Corp. ................................     404       25,884
International Flavors & Fragrances,
  Inc. ...................................     948       37,484
Lubrizol Corp. ...........................     775       35,441
RPM International, Inc. ..................   1,342       25,485
Valhi, Inc. ..............................     132        3,069
Valspar Corp. ............................   1,072       28,515
                                                     ----------
                                                        400,637
                                                     ----------
COMMERCIAL BANKS -- 7.6%
Associated Bancorp........................   1,405       45,662
BancorpSouth, Inc. .......................     843       23,402
Bank of Hawaii Corp. .....................     565       27,210
BOK Financial Corp. ......................     242       12,729
City National Corp. ......................     451       30,244
Colonial BancGroup, Inc. .................   1,749       42,850
Commerce Bancshares, Inc. ................     759       38,383
Cullen/Frost Bankers, Inc. ...............     625       36,138
First Citizens BancShares, Inc. (Class
  A)......................................      60       11,466
First Horizon National Corp. .............   1,402       53,290
Fulton Financial Corp. ...................   1,968       31,862
Mercantile Bankshares Corp. ..............   1,423       51,612
Popular, Inc. ............................   2,895       56,279
Sky Financial Group, Inc. ................   1,217       30,303
TCF Financial Corp. ......................   1,419       37,306
Valley National Bancorp...................   1,326       33,906
Whitney Holding Corp. ....................     746       26,684
Wilmington Trust Corp. ...................     774       34,482
                                                     ----------
                                                        623,808
                                                     ----------

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
Equifax, Inc. ............................   1,431   $   52,532
Republic Services, Inc. ..................   1,321       53,117
                                                     ----------
                                                        105,649
                                                     ----------
COMMUNICATIONS EQUIPMENT -- 1.5%
CIENA Corp. (a)...........................     953       25,969
Comverse Technology, Inc. (a).............   2,285       48,990
Tellabs, Inc. (a).........................   4,663       51,107
                                                     ----------
                                                        126,066
                                                     ----------
CONSTRUCTION & ENGINEERING -- 0.6%
Foster Wheeler, Ltd. (a)..................     776       29,946
Granite Construction, Inc. ...............     391       20,860
                                                     ----------
                                                         50,806
                                                     ----------
CONTAINERS & PACKAGING -- 3.1%
Bemis Co., Inc. ..........................   1,195       39,268
Owens-Illinois, Inc. (a)..................   1,620       24,981
Packaging Corp. of America................     902       20,926
Sealed Air Corp. .........................     925       50,061
Smurfit-Stone Container Corp. (a).........   2,881       32,267
Sonoco Products Co. ......................   1,108       37,273
Temple-Inland, Inc. ......................   1,231       49,363
                                                     ----------
                                                        254,139
                                                     ----------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Service Corp. International...............   3,284       30,673
The Service Master Co. ...................   3,316       37,172
                                                     ----------
                                                         67,845
                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
CenturyTel, Inc. .........................   1,233       48,913
Citizens Communications Co. ..............   3,592       50,432
                                                     ----------
                                                         99,345
                                                     ----------
ELECTRIC UTILITIES -- 4.0%
DPL, Inc. ................................   1,296       35,147
Great Plains Energy, Inc. ................     902       27,980
Hawaiian Electric Industries, Inc. .......     912       24,679
Northeast Utilities.......................   1,743       40,560
Pepco Holdings, Inc. .....................   2,139       51,700
Pinnacle West Capital Corp. ..............   1,126       50,726
Reliant Energy, Inc. (a)..................   3,458       42,568
Sierra Pacific Resources (a)..............   2,280       32,695
Westar Energy, Inc. ......................     986       23,181
                                                     ----------
                                                        329,236
                                                     ----------
ELECTRICAL EQUIPMENT -- 1.3%
American Power Conversion Corp. ..........   2,007       44,074
Hubbell, Inc. (Class B)...................     630       30,177
Thomas & Betts Corp. (a)..................     704       33,588
                                                     ----------
                                                        107,839
                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Anixter International, Inc. ..............     385       21,741
Arrow Electronics, Inc. (a)...............   1,375       37,716
Avnet, Inc. (a)...........................   1,661       32,589
AVX Corp. ................................     588       10,402
Ingram Micro, Inc. (Class A) (a)..........   1,583       30,330
Solectron Corp. (a).......................   10,167      33,144
Tektronix, Inc. ..........................     922       26,674
Vishay Intertechnology, Inc. (a)..........   1,865       26,185
                                                     ----------
                                                        218,781
                                                     ----------

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
ENERGY EQUIPMENT & SERVICES -- 0.9%
SEACOR Holdings, Inc. (a).................     248   $   20,460
Tidewater, Inc. ..........................     639       28,237
Veritas DGC, Inc. (a).....................     379       24,946
                                                     ----------
                                                         73,643
                                                     ----------
FOOD PRODUCTS -- 2.4%
Corn Products International, Inc. ........     840       27,334
Del Monte Foods Co. ......................   2,215       23,147
Hormel Foods Corp. .......................     843       30,331
McCormick & Co., Inc. ....................   1,321       50,171
Smithfield Foods, Inc. (a)................   1,257       33,964
The J.M. Smucker Co. .....................     647       31,024
                                                     ----------
                                                        195,971
                                                     ----------
GAS UTILITIES -- 1.8%
AGL Resources, Inc. ......................     867       31,645
Atmos Energy Corp. .......................     912       26,038
National Fuel Gas Co. ....................     889       32,315
Southern Union Co. .......................   1,187       31,349
UGI Corp. ................................   1,162       28,411
                                                     ----------
                                                        149,758
                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
Advanced Medical Optics, Inc. (a).........     673       26,617
Hillenbrand Industries, Inc. .............     662       37,721
The Cooper Cos., Inc. ....................     505       27,017
                                                     ----------
                                                         91,355
                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Tenet Healthcare Corp. (a)................   5,316       43,272
                                                     ----------
HOTELS RESTAURANTS & LEISURE -- 0.3%
OSI Restaurant Partners, Inc. ............     797       25,273
                                                     ----------
HOUSEHOLD DURABLES -- 2.0%
KB HOME...................................     898       39,332
Leggett & Platt, Inc. ....................   2,071       51,837
Snap-on, Inc. ............................     607       27,042
The Stanley Works.........................     922       45,962
                                                     ----------
                                                        164,173
                                                     ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Dynegy, Inc. (Class A) (a)................   4,486       24,852
                                                     ----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ......................     339       28,510
Teleflex, Inc. ...........................     410       22,812
                                                     ----------
                                                         51,322
                                                     ----------
INSURANCE -- 6.2%
Alleghany Corp. (a).......................      57       16,474
Allied World Assurance Holdings
  Ltd/Bermuda (a).........................     115        4,646
American Financial Group, Inc. ...........     514       24,122
American National Insurance Co. ..........     175       20,283
AmerUs Group Co. .........................     427       29,040
Arthur J. Gallagher & Co. ................   1,093       29,150
Aspen Insurance Holdings, Ltd. ...........     646       16,686
Conseco, Inc. (a).........................   1,735       36,418
Endurance Specialty Holdings, Ltd. .......     671       23,660
Erie Indemnity Co. (Class A)..............     598       31,317
Fidelity National Title Group, Inc. ......     315        6,602
Hanover Insurance Group, Inc. ............     579       25,841
Mercury General Corp. ....................     286       14,188

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
Odyssey Re Holdings Corp. ................     205   $    6,925
Old Republic International Corp. .........   2,433       53,891
PartnerRe, Ltd. ..........................     644       43,515
Reinsurance Group America, Inc. ..........     316       16,410
RenaissanceRe Holdings, Ltd. .............     697       38,753
StanCorp Financial Group, Inc. ...........     620       27,671
Transatlantic Holdings, Inc. .............     293       17,700
Unitrin, Inc. ............................     496       21,908
Wesco Financial Corp. ....................      16        6,992
                                                     ----------
                                                        512,192
                                                     ----------
IT SERVICES -- 0.8%
Convergys Corp. (a).......................   1,555       32,111
Sabre Holdings Corp. (Class A)............   1,459       34,126
                                                     ----------
                                                         66,237
                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. ..........................   1,047       32,656
Hasbro, Inc. .............................   1,668       37,947
                                                     ----------
                                                         70,603
                                                     ----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
PerkinElmer, Inc. ........................   1,424       26,956
                                                     ----------
MACHINERY -- 4.7%
AGCO Corp. (a)............................   1,024       25,958
Crane Co. ................................     581       24,286
Flowserve Corp. (a).......................     638       32,276
Harsco Corp. .............................     471       36,573
IDEX Corp. ...............................     589       25,357
Kennametal, Inc. .........................     436       24,699
Lincoln Electric Holdings, Inc. ..........     451       24,557
Pall Corp. ...............................   1,413       43,535
Pentair, Inc. ............................   1,127       29,516
SPX Corp. ................................     660       35,270
The Manitowoc Co., Inc. ..................     692       30,995
The Timken Co. ...........................     960       28,589
Trinity Industries, Inc. .................     896       28,824
                                                     ----------
                                                        390,435
                                                     ----------
MEDIA -- 1.8%
McClatchy Co. (Class A)...................     606       25,567
Meredith Corp. ...........................     439       21,656
Regal Entertainment Group.................     617       12,229
The Interpublic Group of Cos., Inc. (a)...   5,004       49,540
The New York Times Co. (Class A)..........   1,649       37,894
                                                     ----------
                                                        146,886
                                                     ----------
METALS & MINING -- 1.3%
Carpenter Technology Corp. ...............     259       27,845
Commercial Metals Co. ....................   1,366       27,771
Reliance Steel & Aluminum Co. ............     682       21,919
Steel Dynamics, Inc. .....................     557       28,101
                                                     ----------
                                                        105,636
                                                     ----------
MULTI-UTILITIES -- 6.1%
Alliant Energy Corp. .....................   1,334       47,664
CenterPoint Energy, Inc. .................   3,119       44,664
CMS Energy Corp. (a)......................   2,509       36,230
Energy East Corp. ........................   1,672       39,660
MDU Resources Group, Inc. ................   1,888       42,178
NSTAR.....................................   1,211       40,399
OGE Energy Corp. .........................   1,021       36,868
Puget Energy, Inc. .......................   1,277       29,026

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
SCANA Corp. ..............................   1,182   $   47,599
TECO Energy, Inc. ........................   2,365       37,012
Vectren Corp. ............................     862       23,145
Wisconsin Energy Corp. ...................   1,328       57,290
WPS Resources Corp. ......................     488       24,220
                                                     ----------
                                                        505,955
                                                     ----------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)........................   1,293       25,614
Dillards, Inc. (Class A)..................     732       23,959
                                                     ----------
                                                         49,573
                                                     ----------
OIL, GAS & CONSUMABLE FUELS -- 4.2%
Boardwalk Pipeline Partners LP............     546       14,600
Enbridge Energy Partners LP...............     555       25,835
Energy Transfer Partners LP...............     861       39,890
Forest Oil Corp. (a)......................     617       19,491
Magellan Midstream Partners LP............     753       27,786
Massey Energy Co. ........................     994       20,814
ONEOK Partners LP.........................     516       29,025
Overseas Shipholding Group, Inc. .........     338       20,878
Plains All American Pipeline LP...........     627       28,936
Teekay Shipping Corp. ....................     473       19,445
TEPPCO Partners LP........................     859       31,921
Tesoro Corp. .............................     767       44,471
Valero LP.................................     405       20,250
                                                     ----------
                                                        343,342
                                                     ----------
PAPER & FOREST PRODUCTS -- 0.9%
Louisiana-Pacific Corp. ..................   1,176       22,074
MeadWestvaco Corp. .......................   2,049       54,319
                                                     ----------
                                                         76,393
                                                     ----------
PHARMACEUTICALS -- 0.6%
King Pharmaceuticals, Inc. (a)............   2,744       46,730
                                                     ----------
REAL ESTATE INVESTMENT TRUSTS -- 16.3%
Alexandria Real Estate Equities, Inc. ....     302       28,328
AMB Property Corp. .......................     994       54,779
Annaly Mortgage Management, Inc. .........   2,194       28,829
Apartment Investment & Management Co.
  (Class A)...............................   1,102       59,960
Brandywine Realty Trust...................   1,006       32,745
BRE Properties, Inc. (Class A)............     587       35,062
Camden Property Trust.....................     640       48,646
CBL & Associates Properties, Inc. ........     728       30,510
Colonial Properties Trust.................     522       24,957
Crescent Real Estate Equities Co. ........   1,089       23,751
Duke Realty Corp. ........................   1,530       57,145
Federal Realty Investment Trust...........     602       44,729
Health Care Property Investors, Inc. .....   1,542       47,879
Health Care REIT, Inc. ...................     712       28,487
Hospitality Properties Trust..............     780       36,816
HRPT Properties Trust.....................   2,333       27,879
iStar Financial, Inc. ....................   1,275       53,167
Kilroy Realty Corp. ......................     368       27,725
Liberty Property Trust....................   1,022       48,841
Macerich Co. .............................     811       61,928
Mack-Cali Realty Corp. ...................     707       36,623
Nationwide Health Properties, Inc. .......     909       24,307
New Century Financial Corp. ..............     578       22,721
New Plan Excel Realty Trust...............   1,183       32,000
Pan Pacific Retail Properties, Inc. ......     461       32,003
Post Properties, Inc. ....................     491       23,332

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
Rayonier, Inc. ...........................     859   $   32,470
Realty Income Corp. ......................   1,011       24,982
Reckson Associates Realty Corp. ..........     937       40,104
Regency Centers Corp. ....................     770       52,945
Taubman Centers, Inc. ....................     599       26,608
Thornburg Mortgage, Inc. .................   1,286       32,754
Trizec Properties, Inc. ..................   1,048       30,298
United Dominion Realty Trust, Inc. .......   1,524       46,025
Ventas, Inc. .............................   1,179       45,439
Weingarten Realty Investors...............     941       40,482
                                                     ----------
                                                      1,345,256
                                                     ----------
ROAD & RAIL -- 1.3%
Con-way, Inc. ............................     544       24,382
Laidlaw International, Inc. ..............     910       24,870
Ryder Systems, Inc. ......................     704       36,383
YRC Worldwide, Inc. (a)...................     640       23,706
                                                     ----------
                                                        109,341
                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
Cypress Semiconductor Corp. (a)...........   1,539       27,348
Fairchild Semiconductor International,
  Inc. (a)................................   1,380       25,806
Integrated Device Technology, Inc. (a)....   2,276       36,553
LSI Logic Corp. (a).......................   4,536       37,286
Teradyne, Inc. (a)........................   2,251       29,623
                                                     ----------
                                                        156,616
                                                     ----------
SOFTWARE -- 2.1%
Cadence Design Systems, Inc. (a)..........   3,221       54,628
Compuware Corp. (a).......................   4,242       33,045
Novell, Inc. (a)..........................   3,769       23,066
Synopsys, Inc. (a)........................   1,599       31,533
The Reynolds & Reynolds Co. ..............     733       28,961
                                                     ----------
                                                        171,233
                                                     ----------
SPECIALTY RETAIL -- 1.6%
Barnes & Noble, Inc. .....................     587       22,271
Circuit City Stores, Inc. ................   1,971       49,492
OfficeMax, Inc. ..........................     800       32,592
RadioShack Corp. .........................   1,493       28,815
                                                     ----------
                                                        133,170
                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Jones Apparel Group, Inc. ................   1,276       41,393
Phillips-Van Heusen Corp. ................     627       26,190
                                                     ----------
                                                         67,583
                                                     ----------
THRIFTS & MORTGAGE FINANCE -- 3.7%
Astoria Financial Corp. ..................   1,043       32,145
Capitol Federal Financial.................     238        8,463
IndyMac Bancorp, Inc. ....................     779       32,064
MGIC Investment Corp. ....................     993       59,550
New York Community Bancorp, Inc. .........   3,038       49,763
PMI Group, Inc. ..........................     988       43,284
Radian Group, Inc. .......................     935       56,100
Webster Financial Corp. ..................     585       27,559
                                                     ----------
                                                        308,928
                                                     ----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .......................   1,497       32,844
                                                     ----------
TOTAL COMMON STOCKS --
(Cost $8,195,171).........................            8,237,768
                                                     ----------

STREETTRACKS DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                         SHARES    VALUE
--------------------                         ------  ----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime Fund
  (Cost $8,301)...........................   8,301   $    8,301
                                                     ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $8,203,472).......................            8,246,069
OTHER ASSETS AND
  LIABILITIES -- 0.1%.....................                9,914
                                                     ----------
NET ASSETS -- 100.0%......................           $8,255,983
                                                     ==========

(a) Non-income producing security

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.1%
AAR Corp. (a)...........................      282  $     6,723
Argon ST, Inc. (a)......................      112        2,685
Armor Holdings, Inc. (a)................      256       14,676
BE Aerospace, Inc. (a)..................      633       13,350
Ceradyne, Inc. (a)......................      195        8,013
Cubic Corp. ............................      134        2,624
Curtiss-Wright Corp. ...................      354       10,744
DRS Technologies, Inc. .................      316       13,800
DynCorp International, Inc. (a).........      207        2,606
EDO Corp. ..............................      125        2,860
Esterline Technologies Corp. (a)........      200        6,752
GenCorp, Inc. (a).......................      342        4,391
Heico Corp. ............................      151        4,387
Hexcel Corp. (a)........................      787       11,136
Innovative Solutions & Support, Inc.
  (a)...................................      110        1,598
Ionatron, Inc. (a)......................      240        1,154
K&F Industries Holdings, Inc. (a).......      145        2,723
Moog, Inc. (a)..........................      296       10,259
MTC Technologies, Inc. (a)..............       80        1,923
Orbital Sciences Corp. (a)..............      449        8,428
Taser International, Inc. (a)...........      492        3,769
Teledyne Technologies, Inc. (a).........      241        9,544
Triumph Group, Inc. ....................      125        5,294
United Industrial Corp. ................       93        4,975
                                                   -----------
                                                       154,414
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a).......................      471        2,647
Atlas Air Worldwide Holdings, Inc.
  (a)...................................      118        5,135
EGL, Inc. (a)...........................      256        9,329
Forward Air Corp. ......................      268        8,868
HUB Group, Inc. (Class A) (a)...........      312        7,107
Pacer International, Inc. ..............      304        8,439
UTI Worldwide, Inc. ....................      639       17,873
                                                   -----------
                                                        59,398
                                                   -----------
AIRLINES -- 0.7%
AirTran Holdings, Inc. (a)..............      665        6,597
Alaska Air Group, Inc. (a)..............      309       11,754
Continental Airlines, Inc. (Class B)
  (a)...................................      748       21,176
ExpressJet Holdings, Inc. (a)...........      396        2,618
Frontier Airlines Holdings, Inc. (a)....      285        2,351
JetBlue Airways Corp. (a)...............    1,354       12,552
Republic Airways Holdings, Inc. (a).....      274        4,252
SkyWest, Inc. ..........................      506       12,407
US Airways Group, Inc. (a)..............      541       23,983
                                                   -----------
                                                        97,690
                                                   -----------
AUTO COMPONENTS -- 0.8%
American Axle & Manufacturing Holdings,
  Inc. .................................      367        6,125
ArvinMeritor, Inc. .....................      575        8,188
Bandag, Inc. ...........................       94        3,858
Cooper Tire & Rubber Co. ...............      532        5,352
Drew Industries, Inc. (a)...............      126        3,183
Gentex Corp. ...........................    1,228       17,450
Lear Corp. .............................      572       11,840
LKQ Corp. (a)...........................      413        9,074
Modine Manufacturing Co. ...............      273        6,642
Sauer-Danfoss, Inc. ....................       85        2,038
Superior Industries International,
  Inc. .................................      179        3,005

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Tenneco Automotive, Inc. (a)............      382  $     8,935
The Goodyear Tire & Rubber Co. (a)......    1,240       17,980
TRW Automotive Holdings Corp. (a).......      265        6,379
Visteon Corp. (a).......................    1,053        8,582
                                                   -----------
                                                       118,631
                                                   -----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc. (a).........      584        3,930
Monaco Coach Corp. .....................      223        2,484
Thor Industries, Inc. ..................      316       13,010
Winnebago Industries, Inc. .............      248        7,782
                                                   -----------
                                                        27,206
                                                   -----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a)...............       78        2,562
Coca-Cola Hellenic Bottling Co. SA......       30        1,860
Hansen Natural Corp. (a)................      602       19,553
PepsiAmericas, Inc. ....................      532       11,353
                                                   -----------
                                                        35,328
                                                   -----------
BIOTECHNOLOGY -- 2.1%
Alexion Pharmaceuticals, Inc. (a).......      241        8,189
Alkermes, Inc. (a)......................      847       13,425
Altus Pharmaceuticals, Inc. (a).........      104        1,661
Applera Corp. -- Celera Genomics Group
  (a)...................................      565        7,865
Arena Pharmaceuticals, Inc. (a).........      400        4,792
Ariad Pharmaceuticals, Inc. (a).........      477        2,080
BioMarin Pharmaceuticals, Inc. (a)......      727       10,345
Cell Genesys, Inc. (a)..................      353        1,613
Cepheid, Inc. (a).......................      494        3,567
Coley Pharmaceutical Group, Inc. (a)....      174        1,987
Cubist Pharmaceuticals, Inc. (a)........      427        9,283
CV Therapeutics, Inc. (a)...............      430        4,790
Dendreon Corp. (a)......................      728        3,254
Digene Corp. (a)........................      166        7,163
Encysive Pharmaceuticals, Inc. (a)......      449        1,931
Enzon Pharmaceuticals, Inc. (a).........      350        2,888
Geron Corp. (a).........................      499        3,129
Human Genome Sciences, Inc. (a).........    1,050       12,117
ICOS Corp. (a)..........................      457       11,452
Idenix Pharmaceuticals, Inc. (a)........      160        1,552
ImClone Systems, Inc. (a)...............      564       15,972
Incyte, Inc. (a)........................      710        3,003
InterMune, Inc. (a).....................      241        3,957
Isis Pharmaceuticals, Inc. (a)..........      587        4,215
Keryx Biopharmaceuticals, Inc. (a)......      314        3,715
Lexicon Genetics, Inc. (a)..............      408        1,538
Ligand Pharmaceuticals, Inc. (Class B)
  (a)...................................      461        4,628
MannKind Corp. (a)......................      303        5,757
Martek Biosciences Corp. (a)............      246        5,291
Maxygen, Inc. (a).......................      198        1,645
Medarex, Inc. (a).......................      971       10,429
Momenta Pharmaceuticals, Inc. (a).......      178        2,407
Myogen, Inc. (a)........................      336       11,787
Myriad Genetics, Inc. (a)...............      355        8,751
Nabi Biopharmaceuticals (a).............      463        2,676
Neurocrine Biosciences, Inc. (a)........      292        3,139
Northfield Laboratories, Inc. (a).......      200        2,872
Nuvelo, Inc. (a)........................      388        7,077
Onyx Pharmaceuticals, Inc. (a)..........      379        6,553
OSI Pharmaceuticals, Inc. (a)...........      463       17,376
PDL BioPharma, Inc. (a).................      905       17,376

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Pharmion Corp. (a)......................      215  $     4,633
Progenics Pharmaceuticals, Inc. (a).....      160        3,754
Regeneron Pharmaceuticals, Inc. (a).....      421        6,605
Renovis, Inc. (a).......................      252        3,468
Tanox, Inc. (a).........................      195        2,305
Telik, Inc. (a).........................      415        7,383
Theravance, Inc. (a)....................      395       10,681
United Therapeutics Corp. (a)...........      176        9,247
Zymogenetics, Inc. (a)..................      299        5,044
                                                   -----------
                                                       306,367
                                                   -----------
BUILDING PRODUCTS -- 0.5%
American Woodmark Corp. ................       94        3,167
Ameron International Corp. .............       62        4,119
Apogee Enterprises, Inc. ...............      189        2,875
Builders FirstSource, Inc. (a)..........      132        2,010
ElkCorp.................................      146        3,964
Goodman Global, Inc. (a)................      190        2,537
Griffon Corp. (a).......................      212        5,060
Jacuzzi Brands, Inc. (a)................      596        5,954
Lennox International, Inc. .............      559       12,801
NCI Building Systems, Inc. (a)..........      169        9,831
PGT Inc (a).............................       70          984
Simpson Manufacturing Co., Inc. ........      295        7,974
Trex Co., Inc. (a)......................      100        2,416
Universal Forest Products, Inc. ........      141        6,916
                                                   -----------
                                                        70,608
                                                   -----------
CAPITAL MARKETS -- 1.5%
Affiliated Managers Group, Inc. (a).....      252       25,228
Calamos Asset Management, Inc. (Class
  B)....................................      185        5,424
Cohen & Steers, Inc. ...................       84        2,718
GAMCO Investors, Inc. ..................       59        2,246
GFI Group, Inc. (a).....................      124        6,856
Greenhill & Co., Inc. ..................      109        7,305
Investment Technology Group, Inc. (a)...      361       16,155
Investors Financial Services Corp. .....      523       22,531
Jefferies Group, Inc. ..................      854       24,339
Knight Capital Group, Inc. (a)..........      890       16,198
LaBranche & Co., Inc. (a)...............      452        4,687
Lazard Ltd..............................      314       12,554
optionsXpress Holdings, Inc. ...........      215        5,994
Penson Worldwide, Inc. (a)..............       59        1,059
Piper Jaffray Cos., Inc. (a)............      165       10,002
Raymond James Financial, Inc. ..........      785       22,953
Thomas Weisel Partners Group, Inc.
  (a)...................................      180        2,889
TradeStation Group, Inc. (a)............      280        4,220
W.P. Carey & Co. LLC....................      220        6,052
W.P. Stewart & Co., Ltd. ...............      181        2,255
Waddell & Reed Financial, Inc. (Class
  A)....................................      709       17,548
                                                   -----------
                                                       219,213
                                                   -----------
CHEMICALS -- 2.4%
A. Schulman, Inc. ......................      241        5,666
Airgas, Inc. ...........................      560       20,255
Albemarle Corp. ........................      319       17,331
American Vanguard Corp. ................      163        2,282
Arch Chemicals, Inc. ...................      187        5,320
Cabot Corp. ............................      449       16,703
Celanese Corp. .........................      907       16,235
CF Industries Holdings, Inc. ...........      399        6,811
Chemtura Corp. .........................    1,971       17,089

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Cytec Industries, Inc. .................      296  $    16,455
Ferro Corp. ............................      331        5,885
FMC Corp. ..............................      300       19,221
Georgia Gulf Corp. .....................      260        7,129
H.B. Fuller Co. ........................      456       10,689
Hercules, Inc. (a)......................      948       14,950
Kronos Worldwide, Inc. .................       25          720
MacDermid, Inc. ........................      205        6,687
Minerals Technologies, Inc. ............      169        9,025
Nalco Holding Co. (a)...................      783       14,501
NewMarket Corp. ........................      120        6,979
NL Industries, Inc. ....................       60          596
Olin Corp. .............................      548        8,417
OM Group, Inc. (a)......................      223        9,799
PolyOne Corp. (a).......................      739        6,156
Rockwood Holdings, Inc. (a).............      269        5,375
RPM International, Inc. ................      934       17,737
Sensient Technologies Corp. ............      356        6,967
Spartech Corp. .........................      261        6,987
Symyx Technologies, Inc. (a)............      249        5,276
Terra Industries, Inc. (a)..............      737        5,682
Terra Nitrogen Co. LP...................       60        1,569
The Scotts Miracle-Gro Co. (Class A)....      360       16,016
Tronox, Inc. ...........................      353        4,501
Valhi, Inc. ............................       99        2,302
Valspar Corp. ..........................      765       20,349
W.R. Grace & Co. (a)....................      435        5,768
Westlake Chemical Corp. ................      152        4,865
                                                   -----------
                                                       348,295
                                                   -----------
COMMERCIAL BANKS -- 5.6%
1st Source Corp. .......................      107        3,159
Alabama National Bancorp................      143        9,760
AMCORE Financial, Inc. .................      189        5,725
Arrow Financial Corp. ..................      100        2,534
Bancfirst Corp. ........................       60        2,803
BancorpSouth, Inc. .....................      580       16,101
Bank of the Ozarks, Inc. ...............      100        3,387
Banner Corp. ...........................       81        3,324
BOK Financial Corp. ....................      176        9,258
Boston Private Financial Holdings,
  Inc. .................................      278        7,751
Capital City Bank Group, Inc. ..........      105        3,265
Capitol Bancorp, Ltd. ..................      111        4,939
Cascade Bancorp.........................      135        5,069
Cathay General Bancorp..................      345       12,454
Centennial Bank Holdings, Inc. (a)......      571        5,527
Central Pacific Financial Corp. ........      240        8,779
Chemical Financial Corp. ...............      185        5,491
Chittenden Corp. .......................      366       10,501
Citizens Banking Corp. .................      330        8,666
City Holding Co. .......................      145        5,781
CoBiz, Inc. ............................      115        2,629
Columbia Banking System, Inc. ..........      125        4,001
Community Bank System, Inc. ............      249        5,518
Community Banks, Inc. ..................      197        5,280
Community Trust Bancorp, Inc. ..........      101        3,803
Cullen/Frost Bankers, Inc. .............      461       26,655
CVB Financial Corp. ....................      478        7,060
East West Bancorp, Inc. ................      462       18,300
F N B Corp. ............................      504        8,397
First BanCorp- Puerto Rico..............      604        6,680

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
First Bancorp-North Carolina............      112  $     2,283
First Charter Corp. ....................      236        5,678
First Citizens BancShares, Inc. Class
  A.....................................       46        8,791
First Commonwealth Financial Corp. .....      516        6,723
First Community Bancorp, Inc. ..........      176        9,847
First Financial Bancorp.................      378        6,014
First Financial Bankshares, Inc. .......      146        5,570
First Financial Corp. ..................       89        2,840
First Indiana Corp. ....................      103        2,679
First Merchants Corp. ..................      154        3,642
First Midwest Bancorp, Inc. ............      417       15,800
First Republic Bank.....................      223        9,491
First State Bancorp.....................      140        3,636
FirstMerit Corp. .......................      601       13,925
Frontier Financial Corp. ...............      351        9,105
Glacier Bancorp, Inc. ..................      246        8,406
Great Southern Bancorp, Inc. ...........       81        2,276
Greater Bay Bancorp.....................      418       11,792
Hancock Holding Co. ....................      214       11,460
Hanmi Financial Corp. ..................      388        7,605
Harleysville National Corp. ............      231        4,643
IBERIABANK Corp. .......................       70        4,270
Independent Bank Corp.- Massachusetts...      129        4,195
Independent Bank Corp.- Michigan........      183        4,436
Integra Bank Corp. .....................      140        3,539
Interchange Financial Services Corp. ...      151        3,416
International Bancshares Corp. .........      404       11,991
Irwin Financial Corp. ..................      197        3,853
MB Financial, Inc. .....................      276       10,164
Mid-State Bancshares....................      198        5,417
Midwest Banc Holdings, Inc. ............      166        4,054
Nara Bancorp, Inc. .....................      175        3,201
National Penn Bancshares, Inc. .........      352        6,911
NBT Bancorp, Inc. ......................      248        5,768
Old National Bancorp....................      484        9,244
Old Second Bancorp, Inc. ...............      102        3,056
Omega Financial Corp. ..................       86        2,586
Oriental Financial Group................      170        2,026
Pacific Capital Bancorp.................      370        9,979
Park National Corp. ....................       99        9,909
Placer Sierra Bancshares................      180        3,998
PrivateBancorp, Inc. ...................      162        7,407
Prosperity Bancshares, Inc. ............      281        9,565
Provident Bankshares Corp. .............      265        9,818
Republic Bancorp, Inc.- Kentucky........       88        1,861
Republic Bancorp, Inc.- Michigan........      640        8,531
S&T Bancorp, Inc. ......................      173        5,622
S.Y. Bancorp, Inc. .....................      105        3,115
Sandy Spring Bancorp, Inc. .............      115        4,066
Santander BanCorp.......................       46          869
Seacoast Banking Corp. of Florida.......      123        3,715
Signature Bank (a)......................      245        7,578
Simmons First National Corp. ...........      123        3,568
South Financial Group, Inc. ............      590       15,358
Sterling Bancorp........................      139        2,733
Sterling Bancshares, Inc. ..............      360        7,290
Sterling Financial Corp.-
  Pennsylvania..........................      227        4,992
Sterling Financial Corp.- Washington....      281        9,113
Suffolk Bancorp.........................       85        2,713
Sun Bancorp, Inc. (a)...................      141        2,655

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Susquehanna Bancshares, Inc. ...........      452  $    11,047
SVB Financial Group (a).................      289       12,901
Texas Capital Bancshares, Inc. (a)......      175        3,276
Texas Regional Bancshare, Inc. .........      399       15,342
Tompkins Trustco, Inc. .................       70        3,181
Trico Bancshares........................      115        2,846
Trustmark Corp. ........................      423       13,295
UCBH Holdings, Inc. ....................      719       12,554
UMB Financial Corp. ....................      240        8,777
Umpqua Holdings Corp. ..................      466       13,328
United Bankshares, Inc. ................      338       12,580
United Community Banks, Inc. ...........      330        9,916
USB Holding Co., Inc. ..................      100        2,206
Virginia Commerce Bancorp, Inc. (a).....      148        3,286
Washington Trust Bancorp, Inc. .........      101        2,677
WesBanco, Inc. .........................      173        5,055
West Coast Bancorp......................      124        3,787
Westamerica Bancorp.....................      259       13,082
Western Alliance Bancorp (a)............      129        4,244
Whitney Holding Corp. ..................      549       19,638
Wilmington Trust Corp. .................      544       24,235
Wintrust Financial Corp. ...............      214       10,732
Yardville National Bancorp..............       80        2,853
                                                   -----------
                                                       808,223
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
ABM Industries, Inc. ...................      369        6,922
ACCO Brands Corp. (a)...................      328        7,301
ADESA, Inc. ............................      674       15,576
Administaff, Inc. ......................      196        6,605
Advisory Board Co. (a)..................      144        7,275
American Reprographics Co. (a)..........      212        6,797
Banta Corp. ............................      208        9,901
Bowne & Co., Inc. ......................      306        4,370
Brady Corp. ............................      398       13,994
CBIZ, Inc. (a)..........................      567        4,139
CDI Corp. ..............................      100        2,071
Central Parking Corp. ..................      140        2,310
Cenveo, Inc. (a)........................      331        6,229
Clean Harbors, Inc. (a).................      125        5,444
Coinstar, Inc. (a)......................      221        6,360
Consolidated Graphics, Inc. (a).........       95        5,716
Copart, Inc. (a)........................      539       15,194
Corrections Corp. of America (a)........      484       20,933
CoStar Group, Inc. (a)..................      157        6,487
Covanta Holding Corp. (a)...............      698       15,028
CRA International, Inc. (a).............       90        4,289
Deluxe Corp. ...........................      398        6,806
Diamond Management & Technology
  Consultants, Inc. (a).................      238        2,651
Ennis, Inc. ............................      209        4,525
First Advantage Corp. (Class A) (a).....       52        1,085
FTI Consulting, Inc. (a)................      362        9,072
G & K Services, Inc. (Class A)..........      169        6,157
Global Cash Access, Inc. (a)............      410        6,187
Healthcare Services Group, Inc. ........      186        4,680
Heidrick & Struggles International, Inc.
  (a)...................................      163        5,868
Herman Miller, Inc. ....................      523       17,892
HNI Corp. ..............................      335       13,929
Hudson Highland Group, Inc. (a).........      192        1,882
Huron Consulting Group Inc (a)..........      122        4,782
IHS, Inc. (a)...........................      108        3,465

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
IKON Office Solutions, Inc. ............      778  $    10,456
John H. Harland Co. ....................      230        8,383
Kelly Services, Inc. (Class A)..........      146        4,002
Kforce, Inc. (a)........................      261        3,114
Knoll, Inc. ............................      344        6,949
Korn/Ferry International (a)............      296        6,198
Labor Ready, Inc. (a)...................      459        7,312
LECG Corp. (a)..........................      184        3,452
McGrath Rentcorp........................      183        4,685
Mine Safety Appliances Co. .............      226        8,055
Mobile Mini, Inc. (a)...................      289        8,210
Navigant Consulting, Inc. (a)...........      374        7,502
NCO Group, Inc. (a).....................      235        6,162
PHH Corp. (a)...........................      426       11,672
Pike Electric Corp. (a).................      190        2,831
Resources Connection, Inc. (a)..........      376       10,073
Rollins, Inc. ..........................      280        5,911
School Specialty, Inc. (a)..............      192        6,776
Spherion Corp. (a)......................      511        3,654
Steelcase, Inc. (Class A)...............      498        7,814
Stericycle, Inc. (a)....................      350       24,426
TeleTech Holdings, Inc. (a).............      330        5,158
Tetra Tech, Inc. (a)....................      446        7,769
The Brink's Co. ........................      357       18,942
United Stationers, Inc. (a).............      254       11,814
Viad Corp. .............................      189        6,692
Volt Information Sciences, Inc. (a).....       70        2,489
Waste Connections, Inc. (a).............      350       13,268
Watson Wyatt Worldwide, Inc. (Class
  A)....................................      339       13,872
West Corp. (a)..........................      212       10,240
                                                   -----------
                                                       509,803
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.0%
3Com Corp. (a)..........................    3,218       14,191
ADC Telecommunications, Inc. (a)........      934       14,010
Adtran, Inc. ...........................      535       12,754
Andrew Corp. (a)........................    1,341       12,377
Arris Group, Inc. (a)...................      808        9,260
Avocent Corp. (a).......................      399       12,018
Bel Fuse, Inc. (Class B)................       94        3,016
Black Box Corp. ........................      140        5,449
C-COR.net Corp. (a).....................      386        3,312
CIENA Corp (a) (a)......................      702       19,130
CommScope, Inc. (a).....................      493       16,200
Comtech Telecommunications Corp. (a)....      171        5,725
Dycom Industries, Inc. (a)..............      311        6,687
Extreme Networks, Inc. (a)..............      869        3,155
F5 Networks, Inc. (a)...................      338       18,157
Finisar Corp. (a).......................    2,175        7,895
Foundry Networks, Inc. (a)..............    1,008       13,255
Harmonic, Inc. (a)......................      571        4,197
Inter-Tel, Inc. ........................      156        3,370
InterDigital Communications Corp. (a)...      441       15,038
Ixia (a)................................      276        2,459
Loral Space & Communications, Ltd.
  (a)...................................      120        3,158
Mastec, Inc. (a)........................      428        4,738
Netgear, Inc. (a).......................      247        5,086
Packeteer, Inc. (a).....................      257        2,213
Plantronics, Inc. ......................      393        6,889
Polycom, Inc. (a).......................      689       16,901
Powerwave Technologies, Inc. (a)........    1,002        7,615
Redback Networks, Inc. (a)..............      468        6,496

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
SafeNet, Inc. (a).......................      178  $     3,238
Sonus Networks, Inc. (a)................    1,950       10,257
Sycamore Networks, Inc. (a).............    1,490        5,632
Symmetricom, Inc. (a)...................      347        2,800
Tekelec (a).............................      485        6,286
Utstarcom, Inc. (a).....................      765        6,786
Viasat, Inc. (a)........................      200        5,016
                                                   -----------
                                                       294,766
                                                   -----------
COMPUTERS & PERIPHERALS -- 0.9%
Adaptec, Inc. (a).......................      869        3,832
Avid Technology, Inc. (a)...............      331       12,055
Brocade Communications Systems, Inc.
  (a)...................................    2,175       15,356
Electronics for Imaging, Inc. (a).......      459       10,502
Emulex Corp. (a)........................      666       12,101
Gateway, Inc. (a).......................    1,733        3,275
Hutchinson Technology, Inc. (a).........      214        4,500
Hypercom Corp. (a)......................      387        2,624
Imation Corp. ..........................      262       10,519
Intermec, Inc. (a)......................      371        9,780
Komag, Inc. (a).........................      219        6,999
McDATA Corp. (Class A) (a)..............    1,249        6,283
Novatel Wireless, Inc. (a)..............      235        2,263
Palm, Inc. (a)..........................      793       11,546
Presstek, Inc. (a)......................      216        1,164
Quantum Corp. (a).......................    1,415        3,085
Rackable Systems, Inc. (a)..............      214        5,857
Stratasys, Inc. (a).....................       89        2,351
Synaptics, Inc. (a).....................      218        5,313
                                                   -----------
                                                       129,405
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.9%
EMCOR Group, Inc. (a)...................      250       13,710
Foster Wheeler, Ltd. (a)................      572       22,074
Granite Construction, Inc. .............      274       14,618
Infrasource Services, Inc. (a)..........      299        5,247
Insituform Technologies, Inc. (a).......      214        5,196
Perini Corp. (a)........................      154        3,216
Quanta Services, Inc. (a)...............      818       13,791
The Shaw Group, Inc. (a)................      600       14,184
URS Corp. (a)...........................      394       15,323
Washington Group International, Inc. ...      249       14,656
                                                   -----------
                                                       122,015
                                                   -----------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. ..................      398       13,405
Florida Rock Industries, Inc. ..........      411       15,910
Headwaters, Inc. (a)....................      326        7,612
Texas Industries, Inc. .................      176        9,162
                                                   -----------
                                                        46,089
                                                   -----------
CONSUMER FINANCE -- 0.5%
ACE Cash Express, Inc. (a)..............      103        3,079
Advance America Cash Advance Centers,
  Inc. .................................      519        7,484
Advanta Corp. (Class B).................      160        5,904
Cash America International, Inc. .......      217        8,480
CompuCredit Corp. (a)...................      270        8,157
Credit Acceptance Corp. (a).............       46        1,365
First Cash Financial Services, Inc.
  (a)...................................      212        4,365

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
First Marblehead Corp. .................      250  $    17,315
Nelnet, Inc. (a)........................      166        5,103
World Acceptance Corp. (a)..............      130        5,717
                                                   -----------
                                                        66,969
                                                   -----------
CONTAINERS & PACKAGING -- 0.5%
Aptargroup, Inc. .......................      278       14,145
Chesapeake Corp. .......................      151        2,161
Graphic Packaging Corp. (a).............      810        2,964
Greif, Inc. (Class A)...................      120        9,613
Myers Industries, Inc. .................      197        3,349
Owens-Illinois, Inc. (a)................    1,193       18,396
Packaging Corp. of America..............      676       15,683
Rock-Tenn Co. ..........................      246        4,871
Silgan Holdings, Inc. ..................      180        6,761
                                                   -----------
                                                        77,943
                                                   -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)............      146        2,032
Building Material Holding Corp. ........      212        5,516
Keystone Automotive Industries, Inc.
  (a)...................................      125        4,753
                                                   -----------
                                                        12,301
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
Alderwoods Group, Inc. (a)..............      320        6,346
Bright Horizons Family Solutions, Inc.
  (a)...................................      215        8,972
Career Education Corp. (a)..............      792       17,820
Coinmach Service Corp. .................      210        2,085
Corinthian Colleges, Inc. (a)...........      757        8,183
DeVry, Inc. (a).........................      494       10,507
Educate, Inc. (a).......................      160        1,278
ITT Educational Services, Inc. (a)......      344       22,807
Jackson Hewitt Tax Service, Inc. .......      288        8,643
Laureate Education, Inc. (a)............      377       18,043
Lincoln Educational Services Corp.
  (a)...................................       38          622
Matthews International Corp. (Class
  A)....................................      261        9,608
Pre-Paid Legal Services, Inc. ..........      119        4,721
Regis Corp. ............................      351       12,583
Service Corp. International.............    2,335       21,809
Sotheby's Holdings, Inc. ...............      532       17,152
Steiner Leisure, Ltd. (a)...............      133        5,593
Stewart Enterprises, Inc. (Class A).....      762        4,465
Strayer Education, Inc. ................      121       13,094
Universal Technical Institute, Inc.
  (a)...................................      188        3,363
                                                   -----------
                                                       197,694
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Asset Acceptance Capital Corp. (a)......      120        1,950
Encore Capital Group, Inc. (a)..........      117        1,519
Financial Federal Corp. ................      206        5,521
IntercontinentalExchange, Inc. (a)......      385       28,902
International Securities Exchange,
  Inc. .................................      285       13,363
Nasdaq Stock Market, Inc. (a)...........      767       23,194
Portfolio Recovery Associates, Inc.
  (a)...................................      125        5,484
Resource America, Inc. .................      156        3,245
                                                   -----------
                                                        83,178
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Broadwing Corp. (a).....................      513        6,474
Cbeyond, Inc. (a).......................      101        2,772

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Cincinnati Bell, Inc. (a)...............    1,980  $     9,544
Commonwealth Telephone Enterprises,
  Inc. .................................      174        7,174
Consolidated Communications Holdings,
  Inc. .................................      145        2,713
Covad Communications Group, Inc. (a)....    1,957        2,916
Fairpoint Communications, Inc. .........      220        3,828
General Communication, Inc. (Class A)
  (a)...................................      320        3,965
Global Crossing, Ltd. (a)...............      149        3,054
IDT Corp. (Class B) (a).................      573        8,263
Iowa Telecommunications Services,
  Inc. .................................      225        4,453
NeuStar, Inc. (Class A) (a).............      496       13,764
North Pittsburgh Systems, Inc. .........      110        2,769
NTELOS Holdings Corp. (a)...............      116        1,481
Premiere Global Services, Inc. (a)......      522        4,531
SureWest Communications.................      105        2,044
Time Warner Telecom, Inc. (Class A)
  (a)...................................      964       18,326
Vonage Holdings Corp (a)................      246        1,692
                                                   -----------
                                                        99,763
                                                   -----------
ELECTRIC UTILITIES -- 1.2%
ALLETE, Inc. ...........................      218        9,472
Cleco Corp. ............................      445       11,232
Duquesne Light Holdings, Inc. ..........      600       11,796
El Paso Electric Co. (a)................      376        8,400
Empire District Electric Co. ...........      234        5,237
Great Plains Energy, Inc. ..............      633       19,636
Hawaiian Electric Industries, Inc. .....      649       17,562
IDACORP, Inc. ..........................      331       12,515
ITC Holdings Corp. .....................      123        3,838
MGE Energy, Inc. .......................      166        5,375
Otter Tail Corp. .......................      201        5,877
Portland General Electric Co. ..........      228        5,565
Sierra Pacific Resources (a)............    1,680       24,091
UIL Holdings Corp. .....................      169        6,337
Unisource Energy Corp. .................      293        9,766
Westar Energy, Inc. ....................      687       16,151
                                                   -----------
                                                       172,850
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.2%
A.O. Smith Corp. .......................      153        6,033
Acuity Brands, Inc. ....................      354       16,072
American Superconductor Corp. (a).......      260        2,408
Baldor Electric Co. ....................      241        7,430
Belden CDT, Inc. .......................      337       12,883
Encore Wire Corp. (a)...................      135        4,764
Energy Conversion Devices, Inc. (a).....      328       12,149
EnerSys (a).............................      166        2,663
Evergreen Solar, Inc. (a)...............      559        4,640
Franklin Electric Co., Inc. ............      121        6,430
FuelCell Energy, Inc. (a)...............      351        2,671
General Cable Corp. (a).................      420       16,048
Genlyte Group, Inc. (a).................      200       14,240
GrafTech International, Ltd. (a)........      781        4,561
II-VI, Inc. (a).........................      201        5,009
Medis Technologies, Ltd. (a)............      161        3,978
Plug Power, Inc. (a)....................      513        2,088
Power-One, Inc. (a).....................      589        4,264
Regal-Beloit Corp. .....................      244       10,614
Superior Essex Inc (a)..................      168        5,754
Thomas & Betts Corp. (a)................      489       23,330
Vicor Corp. ............................      150        1,731
Woodward Governor Co. ..................      217        7,278
                                                   -----------
                                                       177,038
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Aeroflex, Inc. (a)......................      605  $     6,219
Agilysys, Inc. .........................      249        3,496
Anixter International, Inc. ............      283       15,981
Avnet, Inc. (a).........................    1,223       23,995
AVX Corp. ..............................      414        7,324
Benchmark Electronics, Inc. (a).........      511       13,736
Brightpoint, Inc. (a)...................      424        6,029
Checkpoint Systems, Inc. (a)............      292        4,821
Cogent, Inc. (a)........................      302        4,146
Cognex Corp. ...........................      336        8,487
Coherent, Inc. (a)......................      242        8,388
CTS Corp. ..............................      303        4,175
Daktronics, Inc. .......................      256        5,297
Dolby Laboratories, Inc. (a)............      256        5,082
Echelon Corp. (a).......................      274        2,252
Electro Scientific Industries, Inc.
  (a)...................................      221        4,553
FLIR Systems, Inc. (a)..................      547       14,857
Global Imaging Systems, Inc. (a)........      374        8,254
Insight Enterprises, Inc. (a)...........      398        8,203
Itron, Inc. (a).........................      200       11,160
KEMET Corp. (a).........................      696        5,617
L-1 Identity Solutions, Inc. (a)........      555        7,243
Littelfuse, Inc. (a)....................      180        6,246
Measurement Specialties, Inc. (a).......       92        1,716
Mercury Computer System, Inc. (a).......      174        2,062
Methode Electronics, Inc. (Class A).....      277        2,634
Metrologic Instruments, Inc. (a)........      101        1,834
Mettler Toledo International, Inc.
  (a)...................................      336       22,226
MTS Systems Corp. ......................      171        5,530
Multi-Fineline Electronix, Inc. (a).....       81        2,055
National Instruments Corp. .............      426       11,647
Newport Corp. (a).......................      306        4,988
Park Electrochemical Corp. .............      145        4,594
Paxar Corp. (a).........................      282        5,634
Plexus Corp. (a)........................      371        7,123
Rofin-Sinar Technologies, Inc. (a)......      120        7,292
Rogers Corp. (a)........................      139        8,583
Sanmina-SCI Corp. (a)...................    4,210       15,745
Scansource, Inc. (a)....................      200        6,066
Smart Modular Technologies (WWH), Inc.
  (a)...................................      184        1,835
Sunpower Corp. (a)......................      115        3,190
SYNNEX Corp (a).........................      112        2,577
Tech Data Corp. (a).....................      441       16,110
Technitrol, Inc. .......................      295        8,806
Tektronix, Inc. ........................      689       19,933
Trimble Navigation, Ltd. (a)............      430       20,244
TTM Technologies, Inc. (a)..............      304        3,557
Vishay Intertechnology, Inc. (a)........    1,335       18,743
                                                   -----------
                                                       390,285
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Atwood Oceanics, Inc. (a)...............      210        9,444
Basic Energy Services, Inc. (a).........      126        3,074
Bristow Group, Inc. (a).................      175        6,020
CARBO Ceramics, Inc. ...................      155        5,585
Complete Production Services, Inc.
  (a)...................................      247        4,876
Dresser-Rand Group, Inc. (a)............      410        8,364
Dril-Quip, Inc. (a).....................       92        6,227
Global Industries, Inc. (a).............      673       10,472
Grey Wolf, Inc. (a).....................    1,540       10,287

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Gulfmark Offshore, Inc. (a).............      172  $     5,476
Hanover Compressor Co. (a)..............      679       12,371
Helmerich & Payne, Inc. ................      756       17,411
Hercules Offshore, Inc. (a).............      168        5,216
Horizon Offshore Inc (a)................      210        3,591
Hornbeck Offshore Services, Inc. (a)....      184        6,164
Hydril (a)..............................      155        8,689
Input/Output, Inc. (a)..................      520        5,164
Lone Star Technologies, Inc. (a)........      264       12,772
Lufkin Industries, Inc. ................      115        6,086
Maverick Tube Corp. (a).................      291       18,866
NATCO Group, Inc. (a)...................      117        3,370
Newpark Resources, Inc. (a).............      643        3,427
NS Group, Inc. (a)......................      184       11,877
Oceaneering International, Inc. (a).....      422       12,998
Oil States International, Inc. (a)......      365       10,037
Parker Drilling Co. (a).................      989        7,002
Pioneer Drilling Co. (a)................      433        5,560
RPC, Inc. ..............................      210        3,847
SEACOR Holdings, Inc. (a)...............      172       14,190
Superior Energy Services, Inc. (a)......      627       16,465
Superior Well Services, Inc. (a)........       50          990
Tetra Technologies, Inc. (a)............      597       14,424
Tidewater, Inc. ........................      471       20,813
Todco (Class A) (a).....................      487       16,850
Unit Corp. (a)..........................      362       16,641
Universal Compression Holdings, Inc.
  (a)...................................      238       12,721
Veritas DGC, Inc. (a)...................      281       18,495
W-H Energy Services, Inc. (a)...........      216        8,958
                                                   -----------
                                                       364,820
                                                   -----------
FOOD & STAPLES RETAILING -- 0.8%
The Andersons, Inc. ....................      142        4,849
BJ'S Wholesale Club, Inc. (a)...........      573       16,720
Casey's General Stores, Inc. ...........      403        8,975
Central European Distribution Corp.
  (a)...................................      222        5,197
Great Atlantic & Pacific Tea Co. .......      122        2,938
Ingles Markets Inc......................      101        2,664
Longs Drug Stores Corp. ................      240       11,043
Nash Finch Co. .........................       96        2,259
Pantry, Inc. (a)........................      171        9,639
Performance Food Group Co. (a)..........      278        7,809
Rite Aid Corp. (a)......................    4,154       18,859
Ruddick Corp. ..........................      276        7,184
Smart & Final, Inc. (a).................      100        1,707
The Topps Co., Inc. ....................      314        2,814
United Natural Foods, Inc. (a)..........      326       10,103
Weis Markets, Inc. .....................       94        3,741
                                                   -----------
                                                       116,501
                                                   -----------
FOOD PRODUCTS -- 1.2%
Alico, Inc. ............................       30        1,755
Chiquita Brands International, Inc. ....      290        3,880
Corn Products International, Inc. ......      595       19,361
Del Monte Foods Co. ....................    1,608       16,804
Delta and Pine Land Co. ................      294       11,907
Farmer Brothers Co. ....................       50        1,027
Flowers Foods, Inc. ....................      453       12,177
Fresh Del Monte Produce, Inc. ..........      280        4,869
Gold Kist, Inc. (a).....................      404        8,419
Hain Celestial Group, Inc. (a)..........      288        7,361
J&J Snack Foods Corp. ..................      110        3,421

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Lancaster Colony Corp. .................      208  $     9,310
Lance, Inc. ............................      231        5,087
Peet's Coffee & Tea, Inc. (a)...........      110        2,751
Pilgrim's Pride Corp. ..................      330        9,026
Premium Standard Farms, Inc. ...........      157        2,991
Ralcorp Holdings, Inc. (a)..............      235       11,334
Reddy Ice Holdings, Inc. ...............      132        3,195
Sanderson Farms, Inc. ..................      176        5,695
Seaboard Corp. .........................        3        3,615
The J.M. Smucker Co. ...................      459       22,009
Tootsie Roll Industries, Inc. ..........      207        6,067
TreeHouse Foods, Inc. (a)...............      235        5,558
                                                   -----------
                                                       177,619
                                                   -----------
GAS UTILITIES -- 1.6%
AGL Resources, Inc. ....................      615       22,447
Atmos Energy Corp. .....................      634       18,101
Energen Corp. ..........................      534       22,359
Laclede Group, Inc. ....................      159        5,101
National Fuel Gas Co. ..................      633       23,010
New Jersey Resources Corp. .............      220       10,846
Nicor, Inc. ............................      356       15,223
Northwest Natural Gas Co. ..............      220        8,642
Peoples Energy Corp. ...................      296       12,032
Piedmont Natural Gas Co., Inc. .........      585       14,806
South Jersey Industries, Inc. ..........      218        6,520
Southern Union Co. .....................      829       21,894
Southwest Gas Corp. ....................      335       11,162
UGI Corp. ..............................      830       20,293
WGL Holdings, Inc. .....................      394       12,348
                                                   -----------
                                                       224,784
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Advanced Medical Optics, Inc. (a).......      496       19,617
Align Technology, Inc. (a)..............      439        4,996
American Medical Systems Holdings,
  Inc.(a)...............................      583       10,745
Analogic Corp. .........................      124        6,364
Arrow International, Inc. ..............      171        5,440
Arthrocare Corp. (a)....................      217       10,169
Aspect Medical Systems, Inc. (a)........      135        2,304
Biosite, Inc. (a).......................      134        6,195
CONMED Corp. (a)........................      252        5,320
Conor Medsystems, Inc. (a)..............      297        7,000
Cyberonics, Inc. (a)....................      170        2,980
Datascope Corp. ........................      100        3,347
DJO, Inc. (a)...........................      183        7,600
Edwards Lifesciences Corp. (a)..........      481       22,410
ev3, Inc. (a)...........................      146        2,483
Foxhollow Technologies, Inc. (a)........      151        5,163
Gen-Probe, Inc. (a).....................      407       19,084
Greatbatch, Inc. (a)....................      166        3,755
Haemonetics Corp. (a)...................      198        9,266
Hologic, Inc. (a).......................      441       19,192
I-Flow Corp. (a)........................      157        1,887
ICU Medical, Inc. (a)...................       96        4,366
IDEXX Laboratories, Inc. (a)............      250       22,785
Immucor, Inc. (a).......................      540       12,101
Integra LifeSciences Holdings Corp.
  (a)...................................      133        4,985
Intermagnetics General Corp. (a)........      339        9,170
Intuitive Surgical, Inc. (a)............      306       32,268
Invacare Corp. .........................      259        6,092
Inverness Medical Innovations, Inc.
  (a)...................................      238        8,273

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Kensey Nash Corp. (a)...................       94  $     2,751
Kinetic Concepts, Inc. (a)..............      445       14,000
Kyphon, Inc. (a)........................      351       13,134
Life Cell Corp. (a).....................      238        7,668
Mentor Corp. ...........................      349       17,586
Meridian Bioscience, Inc. ..............      188        4,420
Merit Medical Systems, Inc. (a).........      206        2,797
NuVasive Inc (a)........................      243        4,887
OraSure Technologies, Inc. (a)..........      328        2,637
Palomar Medical Technologies, Inc.
  (a)...................................      125        5,275
PolyMedica Corp. .......................      203        8,690
ResMed, Inc. (a)........................      631       25,398
Respironics, Inc. (a)...................      574       22,162
Sirona Dental Systems, Inc. ............      147        4,841
SonoSite, Inc. (a)......................      126        3,578
STERIS Corp. ...........................      554       13,329
SurModics, Inc. (a).....................      112        3,933
Symmetry Medical, Inc. (a)..............      238        3,591
The Cooper Cos., Inc. ..................      351       18,779
Thoratec Corp. (a)......................      385        6,010
TriPath Imaging, Inc. (a)...............      220        1,987
Viasys Healthcare, Inc. (a).............      257        7,001
Vital Signs, Inc. ......................       65        3,680
West Pharmaceutical Services, Inc. .....      257       10,092
Wright Medical Group, Inc. (a)..........      262        6,354
                                                   -----------
                                                       489,937
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Alliance Imaging, Inc. (a)..............      105          820
Amedisys, Inc. (a)......................      126        4,998
AMERIGROUP Corp. (a)....................      392       11,584
AMN Healthcare Services, Inc. (a).......      269        6,389
Amsurg Corp. (a)........................      235        5,231
Apria Healthcare Group, Inc. (a)........      337        6,652
Centene Corp. (a).......................      331        5,442
Chemed Corp. ...........................      198        6,387
Cross Country Healthcare, Inc. (a)......      200        3,400
Genesis HealthCare Corp. (a)............      164        7,811
Gentiva Health Services, Inc. (a).......      191        3,140
HealthExtras, Inc. (a)..................      232        6,568
Healthspring, Inc. (a)..................      277        5,332
Healthways, Inc. (a)....................      270       12,042
inVentiv Health, Inc. (a)...............      202        6,470
Kindred Healthcare, Inc. (a)............      311        9,246
Landauer, Inc. .........................       70        3,552
LCA-Vision, Inc. .......................      174        7,188
LifePoint Hospitals, Inc. (a)...........      450       15,894
Magellan Health Services, Inc. (a)......      291       12,397
Matria Healthcare, Inc. (a).............      165        4,585
Molina Healthcare, Inc. (a).............      112        3,960
National Healthcare Corp. ..............       74        3,976
Nighthawk Radiology Holdings, Inc.
  (a)...................................       98        1,875
Odyssey Healthcare, Inc. (a)............      275        3,899
Option Care, Inc. ......................      192        2,571
Owens & Minor, Inc. ....................      315       10,360
Pediatrix Medical Group, Inc. (a).......      396       18,058
PSS World Medical, Inc. (a).............      516       10,315
Psychiatric Solutions, Inc. (a).........      448       15,272
Radiation Therapy Services Inc (a)......       96        2,806
RehabCare Group, Inc. (a)...............      126        1,651
Sierra Health Services, Inc. (a)........      425       16,082
Sunrise Assisted Living, Inc. (a).......      333        9,947

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Symbion, Inc. (a).......................      171  $     3,140
United Surgical Partners (a)............      337        8,368
VCA Antech, Inc. (a)....................      665       23,980
Visicu, Inc. (a)........................       60          538
WellCare Health Plans, Inc. (a).........      274       15,517
                                                   -----------
                                                       297,443
                                                   -----------
HEALTH CARE TECHNOLOGY -- 0.6%
Allscripts Healthcare Solutions, Inc.
  (a)...................................      334        7,498
Cerner Corp. (a)........................      492       22,337
Dendrite International, Inc. (a)........      309        3,022
Eclipsys Corp. (a)......................      376        6,734
Emdeon Corp. (a)........................    2,328       27,261
Per-Se Technologies, Inc. (a)...........      267        6,082
The TriZetto Group, Inc. (a)............      344        5,208
WebMD Health Corp. (a)..................       63        2,164
                                                   -----------
                                                        80,306
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 2.8%
AFC Enterprises, Inc. (a)...............      207        2,989
American Real Estate Partners LP........       49        2,592
Ameristar Casinos, Inc. ................      185        4,016
Applebees International, Inc. ..........      588       12,648
Aztar Corp. (a).........................      282       14,949
Bally Technologies, Inc. (a)............      375        6,600
BJ's Restaurants, Inc. (a)..............      116        2,553
Bob Evans Farms, Inc. ..................      286        8,660
Burger King Holdings, Inc. (a)..........      197        3,144
California Pizza Kitchen, Inc. (a)......      155        4,639
CBRL Group, Inc. .......................      245        9,905
CEC Entertainment, Inc. (a).............      278        8,760
Cedar Fair LP...........................      403       10,603
Chipotle Mexican Grill, Inc. (a)........       96        4,768
Choice Hotels International, Inc. ......      294       12,025
Churchill Downs, Inc. ..................       70        2,944
CKE Restaurants, Inc. ..................      412        6,889
Domino's Pizza, Inc. ...................      312        8,003
Gaylord Entertainment Co. (a)...........      311       13,637
Great Wolf Resorts, Inc. (a)............      207        2,476
IHOP Corp. .............................      126        5,840
Isle of Capri Casinos, Inc. (a).........      191        4,022
Jack in the Box, Inc. (a)...............      278       14,506
Krispy Kreme Doughnuts, Inc. (a)........      466        3,775
Landry's Restaurants, Inc. .............      144        4,342
Life Time Fitness, Inc. (a).............      250       11,572
Lone Star Steakhouse & Saloon, Inc. ....      145        4,027
Marcus Corp. ...........................      161        3,698
Multimedia Games, Inc. (a)..............      233        2,116
O'Charleys, Inc. (a)....................      154        2,921
Orient-Express Hotels, Ltd. (Class A)...      303       11,326
OSI Restaurant Partners, Inc. ..........      587       18,614
P F Chang's China Bistro, Inc. (a)......      208        7,220
Panera Bread Co. (Class A) (a)..........      242       14,096
Papa John's International, Inc. (a).....      194        7,005
Pinnacle Entertainment, Inc. (a)........      372       10,461
Rare Hospitality International, Inc.
  (a)...................................      274        8,373
Red Robin Gourmet Burgers, Inc. (a).....       95        4,380
Ruby Tuesday, Inc. .....................      461       12,996
Ruth's Chris Steak House, Inc. (a)......      169        3,181
Ryan's Restaurant Group, Inc. (a).......      335        5,316
Scientific Games Corp. (ClassA) (a).....      541       17,204

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Shuffle Master, Inc. (a)................      280  $     7,563
Six Flags, Inc. (a).....................      595        3,112
Sonic Corp. (a).........................      730       16,505
Speedway Motorsports, Inc. .............      110        4,005
Texas Roadhouse, Inc. (Class A) (a).....      434        5,330
The Cheesecake Factory, Inc. (a)........      603       16,396
The Steak n Shake Co. (a)...............      232        3,918
Triarc Cos., Inc. (Class B).............      393        5,942
Vail Resorts, Inc. (a)..................      256       10,245
WMS Industries, Inc. (a)................      217        6,339
                                                   -----------
                                                       399,146
                                                   -----------
HOUSEHOLD DURABLES -- 1.5%
American Greetings Corp. (Class A)......      430        9,942
Avatar Holdings, Inc. (a)...............       43        2,540
Beazer Homes USA, Inc. .................      319       12,454
Blyth, Inc. ............................      240        5,839
Brookfield Homes Corp. .................      119        3,351
Champion Enterprises, Inc. (a)..........      665        4,588
CSS Industries, Inc. ...................       65        1,932
Ethan Allen Interiors, Inc. ............      254        8,804
Furniture Brands International, Inc. ...      370        7,045
Helen of Troy, Ltd. (a).................      226        3,969
Hovnanian Enterprises, Inc. (a).........      292        8,567
Interface, Inc. (Class A) (a)...........      348        4,482
iRobot Corp. (a)........................      132        2,648
Jarden Corp. (a)........................      409       13,485
Kimball International, Inc. (Class B)...      201        3,879
La-Z-Boy, Inc. .........................      428        5,975
M.D.C. Holdings, Inc. ..................      261       12,123
M/I Homes, Inc. ........................       82        2,899
Meritage Homes Corp. (a)................      180        7,490
Palm Harbor Homes, Inc. (a).............       85        1,272
Russ Berrie & Co., Inc. (a).............       85        1,295
Ryland Group, Inc. .....................      365       15,772
Sealy Corp. ............................      220        2,873
Skyline Corp. ..........................       55        2,101
Snap-on, Inc. ..........................      440       19,602
Standard Pacific Corp. .................      556       13,066
Technical Olympic USA, Inc. ............      187        1,838
Tempur-Pedic International, Inc. (a)....      500        8,585
The Yankee Candle, Inc. ................      326        9,542
Tupperware Corp. .......................      507        9,866
WCI Communities, Inc. (a)...............      343        5,982
                                                   -----------
                                                       213,806
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.3%
Central Garden & Pet Co. (a)............      172        8,301
Church & Dwight Co., Inc. ..............      506       19,789
Spectrum Brands, Inc. (a)...............      366        3,089
WD-40 Co. ..............................      134        4,780
                                                   -----------
                                                        35,959
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Black Hills Corp. ......................      256        8,604
Dynegy, Inc. (Class A) (a)..............    3,124       17,307
Ormat Technologies, Inc. ...............       80        2,618
                                                   -----------
                                                        28,529
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. ....................      254  $    21,362
Raven Industries, Inc. .................      135        4,051
Sequa Corp. (a).........................       41        3,848
Standex International Corp. ............       90        2,509
Teleflex, Inc. .........................      286       15,913
Tredegar Corp. .........................      206        3,449
Walter Industries, Inc. ................      365       15,578
                                                   -----------
                                                        66,710
                                                   -----------
INSURANCE -- 4.2%
21st Century Insurance Group............      211        3,154
Alfa Corp. .............................      301        5,198
Alleghany Corp. (a).....................       41       11,849
IPC Holdings, Ltd. (a)..................       85        3,434
American Equity Investment Life Holding
  Co. ..................................      419        5,141
American Financial Group, Inc. .........      364       17,083
American National Insurance Co. ........      125       14,488
AmerUs Group Co. .......................      323       21,967
Argonaut Group, Inc. (a)................      245        7,602
Aspen Insurance Holdings, Ltd. .........      452       11,675
Assured Guaranty, Ltd. .................      399       10,346
Baldwin & Lyons, Inc. (Class B).........       75        1,817
Bristol West Holdings, Inc. ............      154        2,241
CNA Surety Corp. (a)....................      125        2,525
Delphi Financial Group..................      341       13,599
Endurance Specialty Holdings, Ltd. .....      495       17,454
Enstar Group, Inc. (a)..................       34        3,248
Erie Indemnity Co. (Class A)............      424       22,205
FBL Financial Group, Inc. (Class A).....      100        3,347
First Acceptance Corp. (a)..............      143        1,643
Great American Financial Resources,
  Inc. .................................       65        1,360
Hanover Insurance Group, Inc. ..........      439       19,593
Harleysville Group, Inc. ...............      107        3,744
HCC Insurance Holdings, Inc. ...........      905       29,756
Hilb Rogal and Hobbs Co. ...............      283       12,070
Horace Mann Educators Corp. ............      346        6,654
Infinity Property & Casualty Corp. .....      165        6,786
IPC Holdings, Ltd. .....................      512       15,575
Kansas City Life Insurance Co. .........       39        1,776
LandAmerica Financial Group, Inc. ......      127        8,355
Max Re Capital, Ltd. ...................      337        7,738
Mercury General Corp. ..................      210       10,418
Montpelier Re Holdings, Ltd. ...........      854       16,559
National Financial Partners Corp. ......      256       10,504
National Western Life Insurance Co.
  (Class A).............................       20        4,598
Navigators Group, Inc. (a)..............       95        4,561
Odyssey Re Holdings Corp. ..............      164        5,540
Ohio Casualty Corp. ....................      504       13,039
PartnerRe, Ltd. ........................      474       32,028
Philadelphia Consolidated Holding Corp.
  (a)...................................      495       19,691
Platinum Underwriters Holdings, Ltd. ...      478       14,737
Presidential Life Corp. ................      176        3,937
ProAssurance Corp. (a)..................      230       11,334
Reinsurance Group America, Inc. ........      229       11,892
RenaissanceRe Holdings, Ltd. ...........      524       29,134
RLI Corp. ..............................      180        9,142
Safety Insurance Group, Inc. ...........       97        4,720
Scottish R Egroup, Ltd. ................      404        4,391

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Security Capital Assurance, Ltd. (a)....      181  $     4,335
Selective Insurance Group, Inc. ........      226       11,890
StanCorp Financial Group, Inc. .........      431       19,236
State Auto Financial Corp. .............      110        3,361
Stewart Information Services Corp. .....      135        4,694
The Commerce Group, Inc. ...............      494       14,845
The Midland Co. ........................      105        4,549
The Phoenix Cos., Inc. .................      886       12,404
United America Indemnity, Ltd. (a)......      168        3,775
United Fire & Casualty Co. .............      177        5,540
Universal American Financial Corp.
  (a)...................................      300        4,821
USI Holdings Corp. (a)..................      296        4,011
Wesco Financial Corp. ..................       10        4,370
Zenith National Insurance Corp. ........      296       11,807
                                                   -----------
                                                       609,286
                                                   -----------
INTERNET & CATALOG RETAIL -- 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (a)...      204        1,073
Blue Nile, Inc. (a).....................      126        4,580
Coldwater Creek, Inc. (a)...............      474       13,632
FTD Group, Inc. (a).....................      109        1,684
GSI Commerce, Inc. (a)..................      137        2,033
Netflix, Inc. (a).......................      497       11,322
Nutri/System, Inc. (a)..................      227       14,140
Overstock.com, Inc. (a).................      108        1,893
Priceline.com, Inc. (a).................      280       10,301
Stamps.com, Inc. (a)....................      194        3,698
ValueVision Media, Inc. (Class A) (a)...      246        2,851
VistaPrint, Ltd. (a)....................      204        5,292
                                                   -----------
                                                        72,499
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
aQuantive, Inc. (a).....................      549       12,967
Ariba, Inc. (a).........................      694        5,198
CMGI, Inc. (a)..........................    3,668        3,888
CNET Networks, Inc. (a).................    1,147       10,988
DealerTrack Holdings, Inc. (a)..........      157        3,471
Digital Insight Corp. (a)...............      273        8,004
Digital River, Inc. (a).................      311       15,898
Digitas, Inc. (a).......................      675        6,494
EarthLink, Inc. (a).....................    1,087        7,903
Equinix, Inc. (a).......................      191       11,479
Infospace, Inc. (a).....................      218        4,020
Interwoven, Inc. (a)....................      291        3,210
Ipass, Inc. (a).........................      458        2,144
j2 Global Communications, Inc. (a)......      430       11,683
Jupitermedia Corp. (a)..................      172        1,490
LoopNet, Inc. (a).......................       68          861
Marchex, Inc. (Class B) (a).............      194        2,976
Netratings, Inc. (a)....................      161        2,291
NIC, Inc. (a)...........................      312        1,607
Openwave Systems, Inc. (a)..............      696        6,515
RealNetworks, Inc. (a)..................      848        8,997
S1 Corp. (a)............................      512        2,360
SAVVIS, Inc. (a)........................      108        3,078
SonicWALL, Inc. (a).....................      509        5,558
Travelzoo, Inc. (a).....................       20          576
United Online, Inc. ....................      506        6,163
Valueclick, Inc. (a)....................      835       15,481

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Vignette Corp. (a)......................      235  $     3,182
WebEx Communications, Inc. (a)..........      348       13,579
Websense, Inc. (a)......................      362        7,823
                                                   -----------
                                                       189,884
                                                   -----------
IT SERVICES -- 1.9%
Acxiom Corp. ...........................      591       14,574
BearingPoint, Inc. (a)..................    1,469       11,546
CACI International, Inc. (Class A)
  (a)...................................      242       13,313
CIBER, Inc. (a).........................      453        3,003
Convergys Corp. (a).....................    1,157       23,892
Covansys Corp. (a)......................      145        2,485
CSG Systems International, Inc. (a).....      380       10,043
eFunds Corp. (a)........................      358        8,657
Euronet Worldwide, Inc. (a).............      234        5,745
Forrester Research, Inc. (a)............      110        2,894
Gartner, Inc. (a).......................      538        9,463
Gevity HR, Inc. ........................      219        4,989
Heartland Payment Systems, Inc. ........      124        3,224
Hewitt Associates, Inc. (Class A) (a)...      797       19,335
infoUSA, Inc. ..........................      278        2,307
Kanbay International, Inc. (a)..........      253        5,202
Keane, Inc. (a).........................      456        6,571
Lionbridge Technologies, Inc. (a).......      432        3,296
Mantech International Corp. (a).........      141        4,654
MAXIMUS, Inc. ..........................      193        5,037
MoneyGram International, Inc. ..........      675       19,616
MPS Group, Inc. (a).....................      865       13,070
Perot Systems Corp. (Class A) (a).......      632        8,715
Sapient Corp. (a).......................      645        3,515
SRA International, Inc. (a).............      328        9,860
SYKES Enterprises, Inc. (a).............      206        4,192
Syntel, Inc. ...........................      150        3,398
Talx Corp. .............................      287        7,037
The BISYS Group, Inc. (a)...............      969       10,523
TNS, Inc. (a)...........................      180        2,711
Tyler Technologies, Inc. (a)............      295        3,814
Unisys Corp. (a)........................    2,919       16,522
VeriFone Holdings, Inc. (a).............      301        8,594
Wright Express Corp. (a)................      326        7,844
                                                   -----------
                                                       279,641
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. ......................      498        6,529
JAKKS Pacific, Inc. (a).................      202        3,602
K2, Inc. (a)............................      379        4,446
Leapfrog Enterprises, Inc. (a)..........      215        1,705
Marine Products Corp. ..................      126        1,225
MarineMax, Inc. (a).....................      113        2,876
Marvel Entertainment, Inc. (a)..........      492       11,877
Nautilus Group, Inc. ...................      233        3,204
Oakley, Inc. ...........................      209        3,563
Polaris Industries, Inc. ...............      336       13,826
Pool Corp. .............................      426       16,401
RC2 Corp. (a)...........................      165        5,532
                                                   -----------
                                                        74,786
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.0%
Affymetrix, Inc. (a)....................      545       11,750
Albany Molecular Research, Inc. (a).....      167        1,563
Bio-Rad Laboratories, Inc. (Class A)
  (a)...................................      150       10,610
Bruker BioSciences Corp (a).............      302        2,117
Cambrex Corp. ..........................      192        3,976

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Dionex Corp. (a)........................      178  $     9,067
Enzo Biochem, Inc. (a)..................      257        3,133
eResearch Technology, Inc. (a)..........      323        2,620
Exelixis, Inc. (a)......................      669        5,827
Illumina, Inc. (a)......................      338       11,168
Molecular Devices Corp. (a).............      144        2,663
Nektar Therapeutics (a).................      662        9,539
PAREXEL International Corp. (a).........      209        6,916
PerkinElmer, Inc. ......................    1,050       19,876
PharmaNet Development Group Inc (a).....      145        2,817
PRA International (a)...................      155        4,137
Techne Corp. (a)........................      292       14,851
Varian, Inc. (a)........................      262       12,018
Ventana Medical Systems, Inc. (a).......      285       11,637
                                                   -----------
                                                       146,285
                                                   -----------
MACHINERY -- 3.2%
Accuride Corp. (a)......................      170        1,872
Actuant Corp. (Class A).................      237       11,874
AGCO Corp. (a)..........................      726       18,404
Albany International Corp. (Class A)....      233        7,414
American Railcar Industries, Inc. ......       72        2,096
American Science & Engineering, Inc.
  (a)...................................       65        3,154
Astec Industries, Inc. (a)..............      112        2,828
ASV, Inc. (a)...........................      160        2,386
Barnes Group, Inc. .....................      346        6,076
Blount International, Inc. (a)..........      287        2,876
Briggs & Stratton Corp. ................      416       11,461
Bucyrus International, Inc. (Class A)...      264       11,199
Cascade Corp. ..........................       85        3,880
Chart Industries, Inc. (a)..............      101        1,243
CIRCOR International, Inc. .............       96        2,933
CLARCOR, Inc. ..........................      416       12,684
Crane Co. ..............................      441       18,434
EnPro Industries, Inc. (a)..............      161        4,840
ESCO Technologies, Inc. (a).............      209        9,622
Federal Signal Corp. ...................      385        5,871
Flowserve Corp. (a).....................      446       22,563
Freightcar America, Inc. ...............      101        5,353
Gardner Denver, Inc. (a)................      406       13,430
Harsco Corp. ...........................      336       26,090
IDEX Corp. .............................      426       18,339
JLG Industries, Inc. ...................      882       17,472
Kaydon Corp. ...........................      225        8,330
Kennametal, Inc. .......................      324       18,355
Lincoln Electric Holdings, Inc. ........      315       17,152
Lindsay Manufacturing Co. ..............       94        2,703
Middleby Corp. (a)......................       59        4,547
Mueller Industries, Inc. ...............      291       10,234
Mueller Water Products, Inc. (a)........      240        3,506
NACCO Industries, Inc. .................       45        6,116
Navistar International Corp. (a)........      558       14,408
Nordson Corp. ..........................      240        9,566
Robbins & Myers, Inc. ..................       90        2,783
Tecumseh Products Co. (Class A) (a).....      125        1,901
Tennant Co. ............................      131        3,189
The Greenbrier Cos., Inc. ..............      111        3,220
The Manitowoc Co., Inc. ................      496       22,216
The Timken Co. .........................      707       21,054
The Toro Co. ...........................      349       14,717
Trinity Industries, Inc. ...............      625       20,106
Valmont Industries, Inc. ...............      153        7,994

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Wabash National Corp. ..................      251  $     3,436
Wabtec Corp. ...........................      406       11,015
Watts Water Technologies, Inc. .........      200        6,352
                                                   -----------
                                                       457,294
                                                   -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. ..............      350       15,530
American Commercial Lines, Inc. (a).....      189       11,236
Eagle Bulk Shipping, Inc. ..............      160        2,573
Genco Shipping & Trading, Ltd. .........       95        2,153
Horizon Lines, Inc. ....................      196        3,273
Kirby Corp. (a).........................      416       13,033
                                                   -----------
                                                        47,798
                                                   -----------
MEDIA -- 2.1%
ADVO, Inc. .............................      241        6,743
Arbitron, Inc. .........................      255        9,437
Belo Corp. .............................      739       11,684
Carmike Cinemas, Inc. ..................       90        1,546
Catalina Marketing Corp. ...............      305        8,387
Charter Communications, Inc. (a)........    3,643        5,537
Citadel Broadcasting Corp. .............      272        2,557
CKX, Inc. (a)...........................      360        4,482
Courier Corp. ..........................       94        3,491
Cox Radio, Inc. (Class A) (a)...........      319        4,897
Crown Media Holdings, Inc. (Class A)
  (a)...................................       75          337
Cumulus Media, Inc. (a).................      291        2,782
Dow Jones & Co., Inc. ..................      414       13,886
DreamWorks Animation SKG, Inc. (Class
  A)(a).................................      355        8,843
Emmis Communications Corp. (a)..........      269        3,295
Entercom Communications Corp. ..........      250        6,300
Entravision Communications Corp. (a)....      454        3,378
Fisher Communications, Inc. (a).........       45        1,870
Gemstar-TV Guide International, Inc.
  (a)...................................    2,010        6,673
Gray Television, Inc. ..................      383        2,455
Harte-Hanks, Inc. ......................      440       11,594
Hearst-Argyle Television, Inc. .........      218        5,003
Interactive Data Corp. (a)..............      285        5,686
John Wiley & Sons, Inc. (Class A).......      359       12,928
Journal Communications, Inc. ...........      349        3,933
Journal Register Co. ...................      347        1,967
Lee Enterprises, Inc. ..................      331        8,354
Lin TV Corp. (Class A) (a)..............      215        1,673
Live Nation, Inc. (a)...................      461        9,414
Martha Stewart Living Omnimedia, Inc.
  (Class A).............................      228        4,049
McClatchy Co. (Class A).................      440       18,564
Media General, Inc. (Class A)...........      157        5,922
Mediacom Communications Corp. (a).......      532        3,788
Meredith Corp. .........................      332       16,377
Morningstar, Inc. (a)...................       80        2,952
Primedia, Inc. (a)......................    1,223        1,859
ProQuest Co. (a)........................      176        2,291
Radio One, Inc. (Class A) (a)...........      749        4,674
RCN Corp. (a)...........................      286        8,094
Reader's Digest Association, Inc. ......      836       10,835
Regal Entertainment Group...............      446        8,840
Salem Communications Corp. .............       99        1,120
Scholastic Corp. (a)....................      281        8,753

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sinclair Broadcast Group, Inc. .........      371  $     2,912
Spanish Broadcasting System, Inc. (a)...      320        1,398
Sun-Times Media Group, Inc. ............      464        3,053
Tivo, Inc. (a)..........................      572        4,341
Valassis Communications, Inc. (a).......      375        6,619
Warner Music Group Corp. ...............      407       10,562
Westwood One, Inc. .....................      628        4,446
World Wrestling Entertainment, Inc.
  (Class A).............................      141        2,317
                                                   -----------
                                                       302,898
                                                   -----------
METALS & MINING -- 1.8%
AK Steel Holding Corp. (a)..............      835       10,137
Aleris International, Inc. (a)..........      241       12,180
AMCOL International Corp. ..............      200        4,982
Brush Engineered Materials, Inc. (a)....      146        3,631
Carpenter Technology Corp. .............      177       19,029
Century Aluminum Co. (a)................      186        6,259
Chaparral Steel Co. (a).................      372       12,670
Cleveland-Cliffs, Inc. .................      350       13,339
Coeur d' Alene Mines Corp. (a)..........    2,324       10,946
Commercial Metals Co. ..................    1,006       20,452
Compass Minerals International, Inc. ...      243        6,879
Gibraltar Industries, Inc. .............      247        5,479
Hecla Mining Co. (a)....................      954        5,476
Kaiser Aluminum Corp. (a)...............       94        4,168
Meridian Gold, Inc. (a).................      843       20,957
Metal Management, Inc. .................      236        6,570
Oregon Steel Mills, Inc. (a)............      287       14,026
Quanex Corp. ...........................      304        9,226
Reliance Steel & Aluminum Co. ..........      498       16,006
Royal Gold, Inc. .......................      166        4,504
RTI International Metals, Inc. (a)......      199        8,672
Ryerson Tull, Inc. .....................      178        3,896
Schnitzer Steel Industries, Inc. (Class
  A)....................................      180        5,677
Steel Dynamics, Inc. ...................      388       19,575
Stillwater Mining Co. (a)...............      350        2,940
Worthington Industries, Inc. ...........      570        9,724
                                                   -----------
                                                       257,400
                                                   -----------
MULTI-UTILITIES -- 1.1%
Aquila, Inc. (a)........................    3,128       13,544
Avista Corp. ...........................      391        9,259
CH Energy Group, Inc. ..................      125        6,434
CMS Energy Corp. (a)....................    1,848       26,685
NorthWestern Corp. .....................      298       10,424
OGE Energy Corp. .......................      729       26,324
PNM Resources, Inc. ....................      494       13,620
Puget Energy, Inc. .....................      930       21,139
Vectren Corp. ..........................      611       16,405
WPS Resources Corp. ....................      342       16,973
                                                   -----------
                                                       160,807
                                                   -----------
MULTILINE RETAIL -- 0.5%
99 Cents Only Stores (a)................      390        4,614
Big Lots, Inc. (a)......................      937       18,562
Conn's, Inc. (a)........................       97        2,024

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Dillards, Inc. (Class A)................      509  $    16,660
Fred's, Inc. (Class A)..................      295        3,723
Retail Ventures, Inc. (a)...............      215        3,313
Saks, Inc. .............................      948       16,381
Tuesday Morning Corp. ..................      240        3,331
                                                   -----------
                                                        68,608
                                                   -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class A)
  (a)...................................      588       21,015
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 5.9%
Alliance Holdings GP LP.................      103        1,989
Alliance Resource Partners LP...........      159        5,536
Alon USA Energy, Inc. ..................       76        2,241
Alpha Natural Resources, Inc. (a).......      424        6,682
Amerigas Partners LP....................      257        7,931
APCO Argentina, Inc. ...................       19        1,633
Atlas America, Inc. (a).................      154        6,573
Atlas Pipeline Holdings LP (a)..........       29          600
ATP Oil & Gas Corp. (a).................      150        5,541
Aurora Oil & Gas Corp. (a)..............      552        1,689
Aventine Renewable Energy Holdings, Inc.
  (a)...................................       73        1,562
Berry Petroleum Co. (Class A)...........      315        8,870
Bill Barrett Corp. (a)..................      225        5,526
Boardwalk Pipeline Partners LP..........      396       10,589
Bois d'Arc Energy, Inc. (a).............      154        2,356
BP Prudhoe Bay Royalty Trust............      170       12,495
Brigham Exploration Co. (a).............      346        2,342
Buckeye GP Holdings LP (a)..............       84        1,306
Buckeye Partners LP.....................      295       12,862
Cabot Oil & Gas Corp. ..................      394       18,884
Calumet Specialty Products Partners
  LP....................................       79        2,524
Carrizo Oil & Gas, Inc. (a).............      181        4,668
Cheniere Energy, Inc. (a)...............      407       12,092
Cimarex Energy Co. .....................      691       24,316
Comstock Resources, Inc. (a)............      313        8,498
Crosstex Energy LP......................      125        4,470
Crosstex Energy, Inc. ..................       77        6,897
DCP Midstream Partners LP...............       84        2,352
Delek US Holdings, Inc. (a).............       86        1,591
Delta Petroleum Corp. (a)...............      424        9,549
Denbury Resources, Inc. (a).............      995       28,756
Dorchester Minerals LP..................      219        5,639
Double Hull Tankers, Inc. ..............      134        1,843
Enbridge Energy Management LLC (a)......       77        3,561
Enbridge Energy Partners LP.............      397       18,480
Encore Aquisition Co. (a)...............      404        9,833
Energy Partners, Ltd. (a)...............      277        6,828
Energy Transfer Equity LP...............      300        8,778
Enterprise GP Holdings LP...............       85        2,901
Evergreen Energy, Inc. .................      697        7,326
EXCO Resources, Inc. (a)................      667        8,278
Ferrellgas Partners LP..................      300        6,837
Forest Oil Corp. (a)....................      412       13,015
Foundation Coal Holdings, Inc. .........      360       11,653
Frontier Oil Corp. .....................      940       24,985
Gasco Energy, Inc. (a)..................      755        2,039
General Maritime Corp. .................      217        7,938
GeoMet Inc (a)..........................       82          771

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Giant Industries, Inc. (a)..............      114  $     9,257
Goodrich Petroleum Corp. (a)............      112        3,373
Harvest Natural Resources, Inc. (a).....      286        2,960
Helix Energy Solutions Group, Inc.
  (a)...................................      691       23,079
Holly Corp. ............................      386       16,725
Holly Energy Partners LP................       51        1,926
Hugoton Royalty Trust...................      305        8,037
Inergy Holdings LP......................       90        3,096
Inergy LP...............................      262        7,137
International Coal Group, Inc. (a)......    1,032        4,355
James River Coal Co. (a)................      130        1,372
Kinder Morgan Management LLC (a)........      436       18,408
Linn Energy LLC.........................       91        2,067
Magellan Midstream Holdings LP..........      160        3,600
Magellan Midstream Partners LP..........      555       20,480
Mariner Energy, Inc. (a)................      599       11,004
Markwest Energy Partners LP.............      101        4,949
Massey Energy Co. ......................      732       15,328
McMoRan Exploration Co. (a).............      197        3,495
Meridian Resource Corp. (a).............      696        2,130
Natural Resource Partners LP............      124        6,325
OMI Corp. ..............................      546       11,854
Overseas Shipholding Group, Inc. .......      237       14,640
Pacific Energy Partners LP..............      216        7,603
Pacific Ethanol, Inc. (a)...............      269        3,777
Parallel Petroleum Corp. (a)............      313        6,279
Penn Virginia Corp. ....................      162       10,272
Penn Virginia Resource Partners LP......      204        4,902
Petrohawk Energy Corp. (a)..............    1,393       14,459
Petroleum Development Corp. (a).........      130        5,186
Plains All American Pipeline LP.........      472       21,783
Quicksilver Resources, Inc. (a).........      434       13,845
Regency Energy Partners LP..............      112        2,708
Rentech, Inc. (a).......................    1,070        4,954
Rosetta Resources, Inc. (a).............      407        6,988
Ship Finance International, Ltd. .......      329        6,547
St. Mary Land & Exploration Co. ........      470       17,254
Stone Energy Corp. (a)..................      196        7,934
Suburban Propane Partners LP............      241        8,136
Sunoco Logistics Partners LP............      129        5,774
Swift Energy Co. (a)....................      220        9,200
Syntroleum Corp. (a)....................      339        1,624
TC Pipelines LP.........................      130        3,970
Teekay LNG Partners LP..................       92        2,801
Teekay Shipping Corp. ..................      342       14,060
TEPPCO Partners LP......................      633       23,522
The Houston Exploration Co. (a).........      243       13,401
U.S. Shipping Partners LP...............       55        1,059
USEC, Inc. .............................      663        6,391
Valero GP Holdings LLC (a)..............      138        2,677
Valero LP...............................      305       15,250
VeraSun Energy Corp. (a)................      144        2,311
W&T Offshore, Inc. .....................      213        6,222
Warren Resources, Inc. (a)..............      397        4,835
Western Refining, Inc. .................      223        5,183
Whiting Petroleum Corp. (a).............      309       12,391
Williams Partners LP....................      108        3,898
World Fuel Services Corp. ..............      215        8,697
                                                   -----------
                                                       845,115
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
PAPER & FOREST PRODUCTS -- 0.3%
Bowater, Inc. ..........................      448  $     9,215
Buckeye Technologies, Inc. (a)..........      304        2,584
Deltic Timber Corp. ....................       90        4,289
Glatfelter..............................      299        4,051
Louisiana-Pacific Corp. ................      884       16,593
Neenah Paper, Inc. .....................      124        4,245
Schweitzer-Mauduit International,
  Inc. .................................      116        2,202
Wausau-Mosinee Paper Corp. .............      398        5,373
                                                   -----------
                                                        48,552
                                                   -----------
PERSONAL PRODUCTS -- 0.4%
Chattem, Inc. (a).......................      125        4,390
Elizabeth Arden, Inc. (a)...............      191        3,087
Herbalife, Ltd. (a).....................      316       11,970
Mannatech, Inc. ........................      120        2,126
NBTY, Inc. (a)..........................      488       14,284
Nu Skin Enterprises, Inc. (Class A).....      422        7,394
Playtex Products, Inc. (a)..............      466        6,244
Prestige Brands Holdings, Inc. (a)......      280        3,119
Revlon, Inc. (Class A) (a)..............    1,330        1,503
USANA Health Sciences, Inc. (a).........       85        3,790
                                                   -----------
                                                        57,907
                                                   -----------
PHARMACEUTICALS -- 1.0%
Adams Respiratory Therapeutics, Inc.
  (a)...................................      187        6,842
Adolor Corp. (a)........................      343        4,757
Alpharma, Inc. (Class A)................      317        7,415
Andrx Corp. (a).........................      585       14,292
Atherogenics, Inc. (a)..................      317        4,175
Connetics Corp. (a).....................      297        3,237
Kos Pharmaceuticals, Inc. (a)...........      163        8,056
KV Pharmaceutical Co. (Class A) (a).....      339        8,034
Medicis Pharmaceutical Corp. (Class
  A)....................................      461       14,913
MGI Pharma, Inc. (a)....................      631       10,860
New River Pharmaceuticals, Inc. (a).....      126        3,242
Noven Pharmaceuticals, Inc. (a).........      191        4,607
Par Pharmaceutical Cos., Inc. (a).......      268        4,888
Perrigo Co. ............................      719       12,201
Salix Pharmaceuticals, Ltd. (a).........      343        4,651
Sciele Pharma, Inc. (a).................      195        3,674
The Medicines Co. (a)...................      396        8,934
Valeant Pharmaceuticals International...      728       14,400
Viropharma, Inc. (a)....................      564        6,864
                                                   -----------
                                                       146,042
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.4%
Aames Investment Corp. (a)..............      384        1,352
Acadia Realty Trust.....................      222        5,661
Alexander's, Inc. (a)...................       15        4,654
Alexandria Real Estate Equities,
  Inc. .................................      222       20,824
American Financial Realty Trust.........    1,035       11,551
American Home Mortgage Investment
  Corp. ................................      366       12,762
Annaly Mortgage Management, Inc. .......    1,539       20,222
Anthracite Capital, Inc. ...............      428        5,504
Anworth Mortgage Asset Corp. ...........      368        3,073
Arbor Realty Trust, Inc. ...............      139        3,553
Ashford Hospitality Trust, Inc. ........      456        5,440
BioMed Realty Trust, Inc. ..............      500       15,170
Brandywine Realty Trust.................      749       24,380
BRE Properties, Inc. (Class A)..........      433       25,863

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Capital Lease Funding, Inc. ............      264  $     2,928
Capital Trust, Inc. (Class A)...........       95        3,869
CBL & Associates Properties, Inc. ......      506       21,206
CentraCore Properties Trust.............       94        2,985
Colonial Properties Trust...............      358       17,116
Corporate Office Properties Trust.......      324       14,502
Cousins Properties, Inc. ...............      311       10,639
Crescent Real Estate Equities Co. ......      772       16,837
Crystal River Capital Inc...............       60        1,373
Deerfield Triarc Capital Corp. .........      300        3,933
DiamondRock Hospitality Co. ............      556        9,235
Digital Realty Trust, Inc. .............      287        8,989
EastGroup Properties, Inc. .............      175        8,726
Education Realty Trust, Inc. ...........      210        3,100
Entertainment Properties Trust..........      221       10,900
Equity Inns, Inc. ......................      414        6,591
Equity Lifestyle Properties, Inc. ......      166        7,588
Equity One, Inc. .......................      305        7,311
Essex Property Trust, Inc. .............      183       22,216
Extra Space Storage, Inc. ..............      465        8,049
FelCor Lodging Trust, Inc. .............      481        9,644
Fieldstone Investment Corp. ............      389        3,396
First Industrial Realty Trust, Inc. ....      350       15,400
First Potomac Realty Trust..............      196        5,923
Franklin Street Properties Corp. .......      535       10,625
Friedman, Billings, Ramsey Group,
  Inc. .................................    1,198        9,620
Getty Realty Corp. .....................      155        4,538
Glenborough Realty Trust, Inc. .........      261        6,716
Glimcher Realty Trust...................      281        6,963
Global Signal, Inc. ....................      171        8,649
GMH Communities Trust...................      285        3,597
Gramercy Capital Corp/New York..........      164        4,134
Health Care REIT, Inc. .................      524       20,965
Healthcare Realty Trust, Inc. ..........      377       14,481
Heritage Property Investment Trust......      215        7,839
Highland Hospitality Corp. .............      460        6,592
Highwoods Properties, Inc. .............      434       16,149
Home Properties, Inc. ..................      293       16,748
HomeBanc Corp. .........................      352        2,165
HRPT Properties Trust...................    1,746       20,865
Impac Mortgage Holdings, Inc. ..........      629        5,894
Inland Real Estate Corp. ...............      482        8,445
Innkeepers USA Trust....................      340        5,539
Investors Real Estate Trust.............      349        3,406
JER Investors Trust, Inc. ..............      178        3,054
Kilroy Realty Corp. ....................      271       20,417
KKR Financial Corp. ....................      671       16,466
LaSalle Hotel Properties................      310       13,435
Lexington Corporate Properties Trust....      411        8,705
Longview Fibre Co. .....................      529       10,749
LTC Properties, Inc. ...................      149        3,613
Luminent Mortgage Capital, Inc. ........      312        3,210
Maguire Properties, Inc. ...............      309       12,589
Medical Properties Trust, Inc. .........      322        4,312
MFA Mortgage Investments, Inc. .........      680        5,066
Mid-America Apartment Communities,
  Inc. .................................      188       11,509
Mills Corp. ............................      448        7,486
National Health Investors, Inc. ........      173        4,901
National Retail Properties, Inc. .......      484       10,454
Nationwide Health Properties, Inc. .....      670       17,916
New Century Financial Corp. ............      402       15,803

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Newcastle Investment Corp. .............      368  $    10,087
Newkirk Realty Trust, Inc. .............      118        1,945
Novastar Financial, Inc. ...............      260        7,589
Omega Healthcare Investors, Inc. .......      467        7,010
Pan Pacific Retail Properties, Inc. ....      325       22,561
Parkway Properties, Inc. ...............      116        5,393
Pennsylvania Real Estate Investment
  Trust.................................      297       12,643
Post Properties, Inc. ..................      340       16,157
Potlatch Corp. .........................      311       11,538
PS Business Parks, Inc. ................      130        7,839
Public Storage, Inc. ...................        1           84
RAIT Investment Trust...................      218        6,289
Ramco-Gershenson Properties Trust.......      135        4,313
Rayonier, Inc. .........................      600       22,680
Realty Income Corp. ....................      745       18,409
Reckson Associates Realty Corp. ........      690       29,532
Redwood Trust, Inc. ....................      181        9,117
Saul Centers, Inc. .....................       81        3,645
Saxon Capital, Inc. ....................      404        5,672
Senior Housing Properties Trust.........      619       13,209
Sovran Self Storage, Inc. ..............      150        8,333
Spirit Finance Corp. ...................      825        9,578
Strategic Hotels & Resorts, Inc. .......      572       11,371
Sun Communities, Inc. ..................      135        4,315
Sunstone Hotel Investors, Inc. .........      462       13,731
Tanger Factory Outlet Centers, Inc. ....      242        8,620
Taubman Centers, Inc. ..................      439       19,500
Trustreet Properties, Inc. .............      524        6,555
U-Store-It Trust........................      348        7,468
Universal Health Realty Income Trust....       94        3,370
Urstadt Biddle Properties (Class A).....      150        2,726
Washington Real Estate Investment
  Trust.................................      357       14,209
                                                   -----------
                                                     1,061,568
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Affordable Residential Communities
  (a)...................................      277        2,684
Jones Lang LaSalle, Inc. ...............      304       25,986
Move, Inc. (a)..........................    1,215        5,966
Tejon Ranch Co. (a).....................       80        3,394
Trammell Crow Co. (a)...................      285       10,405
                                                   -----------
                                                        48,435
                                                   -----------
ROAD & RAIL -- 1.5%
Amerco, Inc. (a)........................       70        5,191
Arkansas Best Corp. ....................      180        7,745
Avis Budget Group, Inc. ................      836       15,290
Con-way, Inc. ..........................      412       18,466
Dollar Thrifty Automotive Group (a).....      191        8,513
Florida East Coast Industries, Inc. ....      181       10,331
Genesee & Wyoming, Inc. (Class A) (a)...      304        7,059
Heartland Express, Inc. ................      498        7,809
Kansas City Southern (a)................      632       17,260
Knight Transportation, Inc. ............      444        7,526
Laidlaw International, Inc. ............      652       17,819
Landstar Systems, Inc. .................      489       20,880
Old Dominion Freight Line, Inc. (a).....      259        7,778
RailAmerica, Inc. (a)...................      287        3,134
Ryder Systems, Inc. ....................      518       26,770
Swift Transportation Co., Inc. (a)......      394        9,346
Werner Enterprises, Inc. ...............      456        8,532
YRC Worldwide, Inc. (a).................      484       17,927
                                                   -----------
                                                       217,376
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Actel Corp. (a).........................      205  $     3,188
Advanced Analogic Technologies, Inc.
  (a)...................................      233        1,279
Advanced Energy Industries, Inc. (a)....      235        4,004
Agere Systems, Inc. (a).................    1,341       20,021
AMIS Holdings, Inc. (a).................      363        3,445
Amkor Technology, Inc. (a)..............      916        4,727
Applied Micro Circuits Corp. (a)........    2,605        7,528
Atheros Communications, Inc. (a)........      405        7,343
Atmel Corp. (a).........................    3,548       21,430
ATMI, Inc. (a)..........................      301        8,750
Axcelis Technologies, Inc. (a)..........      802        5,662
Brooks Automation, Inc. (a).............      587        7,660
Cabot Microelectronics Corp. (a)........      204        5,879
Cirrus Logic, Inc. (a)..................      603        4,396
Cohu, Inc. .............................      152        2,710
Conexant Systems, Inc. (a)..............    4,074        8,148
Credence Systems Corp. (a)..............      609        1,736
Cree, Inc. (a)..........................      599       12,046
Cymer, Inc. (a).........................      329       14,446
Cypress Semiconductor Corp. (a).........    1,168       20,755
Diodes, Inc. (a)........................      135        5,828
DSP Group, Inc. (a).....................      222        5,073
Entegris, Inc. (a)......................      924       10,081
Exar Corp. (a)..........................      280        3,721
Fairchild Semiconductor International,
  Inc. (a)..............................      953       17,821
FEI Co. (a).............................      200        4,222
Formfactor, Inc. (a)....................      330       13,903
Genesis Microchip, Inc. (a).............      252        2,966
Hittite Microwave Corp. (a).............       88        3,916
Integrated Device Technology, Inc.
  (a)...................................    1,676       26,917
Kopin Corp. (a).........................      578        1,936
Kulicke & Soffa Industries, Inc. (a)....      406        3,589
Lattice Semiconductor Corp. (a).........      859        5,858
Mattson Technology, Inc. (a)............      418        3,469
Micrel, Inc. (a)........................      571        5,476
Microsemi Corp. (a).....................      525        9,896
MKS Instruments, Inc. (a)...............      281        5,707
Netlogic Microsystems, Inc. (a).........      136        3,450
OmniVision Technologies, Inc. (a).......      417        5,951
ON Semiconductor Corp. (a)..............    1,576        9,267
PDF Solutions, Inc. (a).................      180        1,973
Photronics, Inc. (a)....................      297        4,197
PMC-Sierra, Inc. (a)....................    1,653        9,819
PortalPlayer, Inc. (a)..................      196        2,211
Rambus, Inc. (a)........................      774       13,499
RF Micro Devices, Inc. (a)..............    1,490       11,294
Semtech Corp. (a).......................      606        7,733
Silicon Image, Inc. (a).................      678        8,624
Silicon Laboratories, Inc. (a)..........      406       12,594
Silicon Storage Technology, Inc. (a)....      720        2,966
Sirf Technology Holdings, Inc. (a)......      375        8,996
Skyworks Solutions, Inc. (a)............    1,230        6,384
Spansion, Inc. (a)......................      376        6,268
Standard Microsystems Corp. (a).........      157        4,462
Tessera Technologies, Inc. (a)..........      386       13,425
Trident Microsystems, Inc. (a)..........      420        9,769
TriQuint Semiconductor, Inc. (a)........    1,093        5,684

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Ultratech, Inc. (a).....................      175  $     2,331
Varian Semiconductor Equipment
  Associates, Inc. (a)..................      455       16,699
Veeco Instruments, Inc. (a).............      201        4,050
Zoran Corp. (a).........................      413        6,641
                                                   -----------
                                                       473,819
                                                   -----------
SOFTWARE -- 3.2%
Advent Software, Inc. (a)...............      192        6,952
Agile Software Corp. (a)................      372        2,429
Altiris, Inc. (a).......................      236        4,977
Ansys, Inc. (a).........................      246       10,868
Aspen Technology, Inc. (a)..............      410        4,477
Blackbaud, Inc. ........................      346        7,609
Blackboard, Inc. (a)....................      192        5,088
Borland Software Corp. (a)..............      665        3,811
Compuware Corp. (a).....................    3,125       24,344
Concur Technologies, Inc. (a)...........      231        3,361
Epicor Software Corp. (a)...............      373        4,890
eSpeed, Inc. (a)........................      235        2,162
Factset Research Systems, Inc. .........      299       14,522
Fair Isaac Corp. .......................      525       19,199
FalconStor Software, Inc. (a)...........      200        1,538
FileNET Corp. (a).......................      330       11,494
Hyperion Solutions Corp. (a)............      466       16,068
i2 Technologies, Inc. (a)...............      110        2,060
Informatica Corp. (a)...................      696        9,459
Intergraph Corp. (a)....................      217        9,305
Internet Security Systems, Inc. (a).....      361       10,021
InterVoice, Inc. (a)....................      305        1,934
Jack Henry & Associates, Inc. ..........      674       14,673
JDA Software Group, Inc. (a)............      236        3,639
Kronos, Inc. (a)........................      247        8,420
Lawson Software, Inc. (a)...............    1,114        8,077
Macrovision Corp. (a)...................      383        9,073
Magma Design Automation, Inc. (a).......      231        2,102
Manhattan Associates, Inc. (a)..........      253        6,107
Mentor Graphics Corp. (a)...............      691        9,729
MICROS Systems, Inc. (a)................      301       14,725
MicroStrategy, Inc. (a).................       85        8,656
Midway Games, Inc. (a)..................       79          694
MRO Software, Inc. (a)..................      185        4,749
NAVTEQ Corp. (a)........................      774       20,209
Novell, Inc. (a)........................    2,835       17,350
Nuance Communications, Inc. (a).........    1,087        8,881
Open Solutions, Inc. (a)................      133        3,832
Opsware, Inc. (a).......................      619        5,577
Parametric Technology Corp. (a).........      941       16,430
Progress Software Corp. (a).............      302        7,852
Quality Systems, Inc. ..................      120        4,655
Quest Software, Inc. (a)................      400        5,712
Sonic Solutions, Inc. (a)...............      179        2,728
Sybase, Inc. (a)........................      721       17,477
Take-Two Interactive Software, Inc.
  (a)...................................      566        8,071
The Reynolds & Reynolds Co. ............      540       21,335
THQ, Inc. (a)...........................      489       14,264
TIBCO Software, Inc. (a)................    1,759       15,796
Transaction Systems Architects, Inc.
  (a)...................................      312       10,708
Ulticom, Inc. (a).......................      100        1,041

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Verint Systems, Inc. (a)................      100  $     3,005
Wind River Systems, Inc. (a)............      610        6,533
Witness Systems, Inc. (a)...............      275        4,821
                                                   -----------
                                                       463,489
                                                   -----------
SPECIALTY RETAIL -- 3.4%
Aaron Rents, Inc. (Class B).............      386        8,870
AC Moore Arts & Crafts, Inc. (a)........      111        2,112
Aeropostale, Inc. (a)...................      453       13,241
AnnTaylor Stores Corp. (a)..............      589       24,656
Asbury Automotive Group, Inc. ..........      188        3,873
Barnes & Noble, Inc. ...................      444       16,845
Bebe Stores, Inc. ......................      186        4,609
Big 5 Sporting Goods Corp. .............      188        4,286
Blockbuster, Inc. (Class A) (a).........    1,395        5,357
Borders Group, Inc. ....................      512       10,445
Buckle, Inc. ...........................       79        2,997
Build-A-Bear Workshop, Inc. (a).........      121        2,755
Cabela's, Inc. (a)......................      350        7,606
Charming Shoppes, Inc. (a)..............    1,055       15,065
Christopher & Banks Corp. ..............      296        8,726
Claire's Stores, Inc. ..................      784       22,861
Cost Plus, Inc. (a).....................      211        2,526
CSK Auto Corp. (a)......................      392        5,527
DEB Shops, Inc. ........................       57        1,462
Dick's Sporting Goods, Inc. (a).........      256       11,653
Dress Barn, Inc. (a)....................      342        7,462
DSW, Inc. (Class A) (a).................      120        3,780
GameStop Corp. (Class A) (a)............      521       24,112
Genesco, Inc. (a).......................      167        5,757
Group 1 Automotive, Inc. ...............      166        8,283
Guess ?, Inc. (a).......................      245       11,890
Guitar Center, Inc. (a).................      196        8,757
Gymboree Corp. (a)......................      273       11,515
Hibbett Sporting Goods, Inc. (a)........      313        8,194
Hot Topic, Inc. (a).....................      377        4,200
J Crew Group Inc (a)....................      148        4,450
Jo-Ann Stores, Inc. (a).................      162        2,709
Jos. A. Bank Clothiers, Inc. (a)........      120        3,595
Lithia Motors, Inc. (Class A)...........      116        2,868
Mens Wearhouse, Inc. ...................      396       14,735
New York & Co., Inc. (a)................      216        2,825
OfficeMax, Inc. ........................      558       22,733
Pacific Sunwear of California, Inc.
  (a)...................................      643        9,696
Payless ShoeSource, Inc. (a)............      557       13,869
PETCO Animal Supplies, Inc. (a).........      454       13,003
Pier 1 Imports, Inc. ...................      645        4,786
Rent-A-Center, Inc. (a).................      551       16,139
Select Comfort Corp. (a)................      452        9,890
Sonic Automotive, Inc. (Class A)........      231        5,334
Stage Stores, Inc. .....................      225        6,602
Stein Mart, Inc. .......................      215        3,270
Talbots, Inc. ..........................      202        5,505
The Cato Corp. (Class A)................      254        5,565
The Children's Place Retail Stores, Inc.
  (a)...................................      189       12,102
The Finish Line, Inc. (Class A).........      320        4,038
The Pep Boys -- Manny, Moe & Jack.......      412        5,294
Tractor Supply Co. (a)..................      284       13,706
Tween Brands Inc (a)....................      266       10,002
United Auto Group, Inc. ................      320        7,488
West Marine, Inc. (a)...................      110        1,540

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Zale Corp. (a)..........................      379  $    10,514
Zumiez, Inc. (a)........................      130        3,510
                                                   -----------
                                                       485,190
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Brown Shoe Co., Inc. (a)................      237        8,494
Carter's, Inc. (a)......................      401       10,582
Columbia Sportswear Co. (a).............      128        7,146
CROCS, Inc. (a).........................      273        9,268
Deckers Outdoor Corp. (a)...............       85        4,022
Fossil, Inc. (a)........................      385        8,293
Hanesbrands, Inc. (a)...................      795       17,896
K-Swiss, Inc. (Class A).................      207        6,222
Kellwood Co. ...........................      189        5,449
Kenneth Cole Productions, Inc. (Class
  A)....................................       98        2,388
Maidenform Brands, Inc. (a).............      125        2,413
Movado Group, Inc. .....................      145        3,686
Oxford Industries, Inc. ................      108        4,634
Phillips-Van Heusen Corp. ..............      436       18,212
Quiksilver, Inc. (a)....................    1,031       12,527
Skechers USA, Inc. (a)..................      176        4,138
Steven Madden Ltd.......................      159        6,239
Stride Rite Corp. ......................      302        4,216
The Timberland Co. (Class A) (a)........      406       11,681
Under Armour, Inc. (Class A) (a)........      229        9,165
UniFirst Corp. .........................      107        3,343
Volcom, Inc. (a)........................       93        2,096
Warnaco Group, Inc. (a).................      330        6,382
Wolverine World Wide, Inc. .............      472       13,362
Xerium Technologies, Inc. ..............      166        1,839
                                                   -----------
                                                       183,693
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 2.0%
Accredited Home Lenders Holding Co.
  (a)...................................      158        5,679
Anchor Bancorp Wisconsin, Inc. .........      183        5,226
Bank Mutual Corp. ......................      530        6,429
BankAtlantic Bancorp, Inc. (Class A)....      368        5,233
BankUnited Financial Corp. .............      285        7,430
Brookline Bancorp, Inc. ................      499        6,861
Capitol Federal Financial...............      170        6,045
Charter Financial Corp. ................       30        1,200
CharterMac..............................      405        8,084
City Bank...............................       66        3,104
Clayton Holdings, Inc. (a)..............       52          654
Clifton Savings Bancorp, Inc. ..........      110        1,234
Commercial Capital Bancorp, Inc. (a)....      460        7,332
Corus Bankshares, Inc. .................      228        5,098
Dime Community Bancshares...............      270        3,977
Doral Financial Corp. ..................      754        4,969
Downey Financial Corp. .................      164       10,913
Fidelity Bankshares, Inc. ..............      182        7,100
First Busey Corp. ......................      131        2,975
First Financial Holdings, Inc. .........      104        3,559
First Niagara Financial Group, Inc. ....      878       12,801
First Place Financial Corp. ............      132        2,991
FirstFed Financial Corp. (a)............      130        7,374
Flagstar Bancorp, Inc. .................      310        4,510
Flushing Financial Corp. ...............      160        2,800
Franklin Bank Corp. (a).................      191        3,797
Fremont General Corp. ..................      535        7,485
Harbor Florida Bancshares, Inc. ........      175        7,754

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
IndyMac Bancorp, Inc. ..................      574  $    23,626
Kearny Financial Corp. .................      174        2,641
KNBT Bancorp, Inc. .....................      220        3,538
MAF Bancorp, Inc. ......................      260       10,735
NetBank, Inc. ..........................      375        2,269
NewAlliance Bancshares, Inc. ...........      814       11,925
Northwest Bancorp, Inc. ................      169        4,309
OceanFirst Financial Corp. .............       88        1,888
Ocwen Financial Corp. (a)...............      299        4,455
Partners Trust Financial Group, Inc. ...      301        3,224
PFF Bancorp, Inc. ......................      188        6,964
Provident Financial Services, Inc. .....      518        9,588
Provident New York Bancorp..............      391        5,349
Roma Financial Corp. (a)................       81        1,233
TierOne Corp. ..........................      137        4,648
Triad Guaranty, Inc. (a)................       98        5,015
TrustCo Bank Corp. NY...................      599        6,493
United Community Financial Corp. .......      220        2,710
W Holding Co., Inc. ....................    1,069        6,318
Washington Federal, Inc. ...............      696       15,618
Wauwatosa Holdings, Inc. (a)............       80        1,412
WSFS Financial Corp. ...................       50        3,109
                                                   -----------
                                                       289,681
                                                   -----------
TOBACCO -- 0.1%
Universal Corp. ........................      205        7,489
Vector Group, Ltd. .....................      258        4,189
                                                   -----------
                                                        11,678
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. ........................       73        2,121
Applied Industrial Technologies,
  Inc. .................................      324        7,906
Beacon Roofing Supply, Inc. (a).........      402        8,137
BlueLinx Holdings, Inc. ................       95          904
GATX Corp. .............................      358       14,810
H&E Equipment Services, Inc. (a)........      127        3,098
Interline Brands, Inc. (a)..............      210        5,183
Kaman Corp. (Class A)...................      187        3,368
Lawson Products, Inc. ..................       44        1,844
MSC Industrial Direct Co., Inc. (Class
  A)....................................      366       14,911
TAL International Group, Inc. ..........      154        3,266
TransDigm Group, Inc. (a)...............       88        2,149
UAP Holding Corp. ......................      271        5,791
United Rentals, Inc. (a)................      530       12,323
Watsco, Inc. ...........................      195        8,972
Wesco International, Inc. (a)...........      404       23,444
Williams Scotsman International, Inc.
  (a)...................................      192        4,101
                                                   -----------
                                                       122,328
                                                   -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ........................      109        2,448
Macquarie Infrastructure Co. Trust......      195        6,080
                                                   -----------
                                                         8,528
                                                   -----------
WATER UTILITIES -- 0.3%
American States Water Co. ..............      135        5,164
Aqua America, Inc. .....................    1,103       24,200
California Water Service Group..........      135        4,985
SJW Corp. ..............................       96        2,871
                                                   -----------
                                                        37,220
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Centennial Communications Corp. ........      190  $     1,013
Dobson Communications Corp. (Class A)
  (a)...................................    1,282        8,999
FiberTower Corp (a).....................      251        2,372
iPCS, Inc. (a)..........................       87        4,659
Leap Wireless International, Inc. (a)...      349       16,923
SBA Communications Corp. (a)............      697       16,958
Syniverse Holdings, Inc. (a)............      225        3,375
USA Mobility, Inc. .....................      201        4,591
                                                   -----------
                                                        58,890
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $14,445,060)....................            14,368,744
                                                   -----------
WARRANTS -- 0.0%(a)(b)
Pegasus (Cost $0).......................       97           --
                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $30,437)...................   30,437       30,437
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $14,445,268)....................            14,399,181
OTHER ASSETS AND LIABILITIES -- 0.2%....                 3,617
                                                   -----------
NET ASSETS -- 100.0%....................           $14,402,798
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 100.1%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)...........................    2,724  $    64,940
Argon ST, Inc. (a)......................    1,068       25,600
Armor Holdings, Inc. (a)................    2,462      141,147
BE Aerospace, Inc. (a)..................    5,787      122,048
Ceradyne, Inc. (a)......................    1,865       76,633
DynCorp International, Inc. (a).........    1,900       23,921
EDO Corp. ..............................    1,120       25,626
Hexcel Corp. (a)........................    6,707       94,904
Innovative Solutions & Support, Inc.
  (a)...................................      881       12,801
Ionatron, Inc. (a)......................    2,072        9,966
K&F Industries Holdings, Inc. (a).......    1,310       24,602
Moog, Inc. (a)..........................    2,814       97,533
MTC Technologies, Inc. (a)..............      750       18,030
Orbital Sciences Corp. (a)..............    4,485       84,183
Taser International, Inc. (a)...........    4,504       34,501
Teledyne Technologies, Inc. (a).........    2,414       95,594
United Industrial Corp. ................      692       37,022
                                                   -----------
                                                       989,051
                                                   -----------
AIR FREIGHT & LOGISTICS -- 0.9%
ABX Air, Inc. (a).......................    4,313       24,239
Atlas Air Worldwide Holdings, Inc.
  (a)...................................    1,087       47,306
EGL, Inc. (a)...........................    2,372       86,436
Forward Air Corp. ......................    2,327       77,000
HUB Group, Inc. (Class A) (a)...........    3,183       72,509
Pacer International, Inc. ..............    2,715       75,368
UTI Worldwide, Inc. ....................    5,972      167,037
                                                   -----------
                                                       549,895
                                                   -----------
AIRLINES -- 1.2%
AirTran Holdings, Inc. (a)..............    6,689       66,355
Continental Airlines, Inc. (Class B)
  (a)...................................    6,621      187,440
ExpressJet Holdings, Inc. (a)...........    3,637       24,040
JetBlue Airways Corp. (a)...............   11,860      109,942
Republic Airways Holdings, Inc. (a).....    2,409       37,388
SkyWest, Inc. ..........................    4,730      115,980
US Airways Group, Inc. (a)..............    4,782      211,986
                                                   -----------
                                                       753,131
                                                   -----------
AUTO COMPONENTS -- 0.7%
Drew Industries, Inc. (a)...............    1,416       35,768
Gentex Corp. ...........................   10,869      154,449
LKQ Corp. (a)...........................    3,689       81,047
The Goodyear Tire & Rubber Co. (a)......   11,622      168,519
                                                   -----------
                                                       439,783
                                                   -----------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc. (a).........    4,702       31,645
Thor Industries, Inc. ..................    2,906      119,640
Winnebago Industries, Inc. .............    2,177       68,314
                                                   -----------
                                                       219,599
                                                   -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)...............      734       24,112
Coca-Cola Hellenic Bottling Co. SA......      280       17,354
Hansen Natural Corp. (a)................    5,329      173,086
                                                   -----------
                                                       214,552
                                                   -----------
BIOTECHNOLOGY -- 4.3%
Alexion Pharmaceuticals, Inc. (a).......    2,369       80,499
Alkermes, Inc. (a)......................    7,453      118,130

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Altus Pharmaceuticals, Inc. (a).........      967  $    15,443
Applera Corp. -- Celera Genomics Group
  (a)...................................    5,717       79,581
Arena Pharmaceuticals, Inc. (a).........    3,523       42,206
Ariad Pharmaceuticals, Inc. (a).........    4,597       20,043
BioMarin Pharmaceuticals, Inc. (a)......    6,423       91,399
Cepheid, Inc. (a).......................    4,259       30,750
Coley Pharmaceutical Group, Inc. (a)....    1,342       15,326
Cubist Pharmaceuticals, Inc. (a)........    4,056       88,177
CV Therapeutics, Inc. (a)...............    4,015       44,727
Dendreon Corp. (a)......................    5,351       23,919
Digene Corp. (a)........................    1,402       60,496
Encysive Pharmaceuticals, Inc. (a)......    4,184       17,991
Enzon Pharmaceuticals, Inc. (a).........    3,283       27,085
Geron Corp. (a).........................    4,657       29,199
Human Genome Sciences, Inc. (a).........    9,782      112,884
ICOS Corp. (a)..........................    4,457      111,692
Idenix Pharmaceuticals, Inc. (a)........    1,496       14,511
ImClone Systems, Inc. (a)...............    4,995      141,458
InterMune, Inc. (a).....................    1,874       30,771
Isis Pharmaceuticals, Inc. (a)..........    5,378       38,614
Keryx Biopharmaceuticals, Inc. (a)......    3,034       35,892
Lexicon Genetics, Inc. (a)..............    3,819       14,398
Ligand Pharmaceuticals, Inc. (Class B)
  (a)...................................    4,318       43,353
MannKind Corp. (a)......................    2,465       46,835
Martek Biosciences Corp. (a)............    2,338       50,290
Maxygen, Inc. (a).......................    2,193       18,224
Medarex, Inc. (a).......................    8,996       96,617
Momenta Pharmaceuticals, Inc. (a).......    1,636       22,119
Myogen, Inc. (a)........................    3,125      109,625
Myriad Genetics, Inc. (a)...............    2,940       72,471
Neurocrine Biosciences, Inc. (a)........    2,857       30,713
Northfield Laboratories, Inc. (a).......    1,872       26,882
Nuvelo, Inc. (a)........................    3,600       65,664
Onyx Pharmaceuticals, Inc. (a)..........    3,062       52,942
OSI Pharmaceuticals, Inc. (a)...........    4,202      157,701
PDL BioPharma, Inc. (a).................    8,428      161,818
Pharmion Corp. (a)......................    1,991       42,906
Progenics Pharmaceuticals, Inc. (a).....    1,673       39,249
Regeneron Pharmaceuticals, Inc. (a).....    3,824       59,999
Renovis, Inc. (a).......................    1,869       25,717
Tanox, Inc. (a).........................    1,772       20,945
Telik, Inc. (a).........................    3,877       68,972
Theravance, Inc. (a)....................    3,451       93,315
United Therapeutics Corp. (a)...........    1,712       89,949
Zymogenetics, Inc. (a)..................    2,858       48,214
                                                   -----------
                                                     2,729,711
                                                   -----------
BUILDING PRODUCTS -- 0.3%
Griffon Corp. (a).......................    1,955       46,666
Jacuzzi Brands, Inc. (a)................    5,768       57,622
Simpson Manufacturing Co., Inc. ........    2,728       73,738
Trex Co., Inc. (a)......................      938       22,662
                                                   -----------
                                                       200,688
                                                   -----------
CAPITAL MARKETS -- 1.1%
Affiliated Managers Group, Inc. (a).....    2,318      232,055
Calamos Asset Management, Inc. (Class
  B)....................................    1,686       49,433
GFI Group, Inc. (a).....................    1,144       63,252
Greenhill & Co., Inc. ..................      869       58,240
Investors Financial Services Corp. .....    4,810      207,215
optionsXpress Holdings, Inc. ...........    1,968       54,868

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Penson Worldwide, Inc. (a)..............      616  $    11,057
TradeStation Group, Inc. (a)............    2,581       38,896
                                                   -----------
                                                       715,016
                                                   -----------
CHEMICALS -- 0.8%
American Vanguard Corp. ................    1,529       21,406
CF Industries Holdings, Inc. ...........    3,603       61,503
Nalco Holding Co. (a)...................    6,889      127,584
Rockwood Holdings, Inc. (a).............    2,664       53,227
Symyx Technologies, Inc. (a)............    2,513       53,250
Terra Industries, Inc. (a)..............    6,804       52,459
The Scotts Miracle-Gro Co. (Class A)....    3,352      149,131
                                                   -----------
                                                       518,560
                                                   -----------
COMMERCIAL BANKS -- 2.6%
Bank of the Ozarks, Inc. ...............      916       31,025
Boston Private Financial Holdings,
  Inc. .................................    2,692       75,053
Cascade Bancorp.........................    1,213       45,548
Cathay General Bancorp..................    3,183      114,906
CoBiz, Inc. ............................    1,098       25,100
East West Bancorp, Inc. ................    4,276      169,372
First Community Bancorp, Inc. ..........    1,651       92,374
Hanmi Financial Corp. ..................    3,641       71,364
Nara Bancorp, Inc. .....................    1,645       30,087
Old Second Bancorp, Inc. ...............      940       28,162
PrivateBancorp, Inc. ...................    1,475       67,437
Prosperity Bancshares, Inc. ............    2,426       82,581
Signature Bank (a)......................    2,177       67,335
Sterling Financial
  Corp. -- Washington...................    2,702       87,626
Texas Capital Bancshares, Inc. (a)......    1,926       36,055
Texas Regional Bancshare, Inc. .........    3,709      142,611
Trico Bancshares........................    1,128       27,918
UCBH Holdings, Inc. ....................    6,972      121,731
Umpqua Holdings Corp. ..................    4,154      118,804
United Community Banks, Inc. ...........    2,964       89,068
Virginia Commerce Bancorp, Inc. (a).....    1,386       30,769
Western Alliance Bancorp (a)............    1,439       47,343
Wintrust Financial Corp. ...............    1,870       93,781
                                                   -----------
                                                     1,696,050
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
ACCO Brands Corp. (a)...................    3,332       74,170
Administaff, Inc. ......................    1,845       62,177
Advisory Board Co. (a)..................    1,318       66,585
American Reprographics Co. (a)..........    1,914       61,363
CBIZ, Inc. (a)..........................    4,099       29,923
Cenveo, Inc. (a)........................    3,065       57,683
Clean Harbors, Inc. (a).................    1,136       49,473
Coinstar, Inc. (a)......................    2,116       60,898
Copart, Inc. (a)........................    4,931      139,005
Corrections Corp. of America (a)........    4,452      192,549
CoStar Group, Inc. (a)..................    1,385       57,228
Covanta Holding Corp. (a)...............    6,521      140,397
CRA International, Inc. (a).............      840       40,034
Diamond Management & Technology
  Consultants, Inc. (a).................    2,171       24,185
First Advantage Corp. (Class A) (a).....      548       11,431
FTI Consulting, Inc. (a)................    2,963       74,253
Global Cash Access, Inc. (a)............    3,513       53,011
Healthcare Services Group, Inc. ........    1,775       44,659
HNI Corp. ..............................    3,064      127,401
Hudson Highland Group, Inc. (a).........    1,766       17,307

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Huron Consulting Group, Inc. (a)........    1,101  $    43,159
IHS, Inc. (a)...........................    1,030       33,042
Kforce, Inc. (a)........................    2,945       35,134
Knoll, Inc. ............................    3,198       64,600
Korn/Ferry International (a)............    3,165       66,275
Labor Ready, Inc. (a)...................    4,008       63,847
LECG Corp. (a)..........................    1,745       32,736
Mine Safety Appliances Co. .............    2,065       73,597
Mobile Mini, Inc. (a)...................    2,609       74,122
Navigant Consulting, Inc. (a)...........    3,828       76,790
Pike Electric Corp. (a).................    1,285       19,147
Resources Connection, Inc. (a)..........    3,542       94,890
Rollins, Inc. ..........................    2,629       55,498
Spherion Corp. (a)......................    4,539       32,454
Steelcase, Inc. (Class A)...............    4,610       72,331
Stericycle, Inc. (a)....................    3,266      227,934
TeleTech Holdings, Inc. (a).............    2,632       41,138
Tetra Tech, Inc. (a)....................    4,152       72,328
The Brink's Co. ........................    3,316      175,947
Waste Connections, Inc. (a).............    3,426      129,880
West Corp. (a)..........................    2,006       96,890
                                                   -----------
                                                     2,965,471
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 2.7%
Adtran, Inc. ...........................    4,886      116,482
Arris Group, Inc. (a)...................    7,898       90,511
Avocent Corp. (a).......................    3,635      109,486
C-COR.net Corp. (a).....................    3,531       30,296
Comtech Telecommunications Corp. (a)....    1,696       56,782
Extreme Networks, Inc. (a)..............    7,885       28,623
F5 Networks, Inc. (a)...................    3,002      161,268
Finisar Corp. (a).......................   18,824       68,331
Foundry Networks, Inc. (a)..............    9,510      125,057
Harmonic, Inc. (a)......................    5,311       39,036
InterDigital Communications Corp. (a)...    4,020      137,082
Ixia (a)................................    2,607       23,228
Loral Space & Communications, Ltd.
  (a)...................................      955       25,136
Netgear, Inc. (a).......................    2,473       50,919
Packeteer, Inc. (a).....................    2,440       21,008
Plantronics, Inc. ......................    3,559       62,389
Polycom, Inc. (a).......................    6,432      157,777
Redback Networks, Inc. (a)..............    4,382       60,822
SafeNet, Inc. (a).......................    1,903       34,616
Sonus Networks, Inc. (a)................   18,868       99,246
Symmetricom, Inc. (a)...................    3,261       26,316
Tekelec (a).............................    4,967       64,372
Utstarcom, Inc. (a).....................    7,869       69,798
Viasat, Inc. (a)........................    1,877       47,075
                                                   -----------
                                                     1,705,656
                                                   -----------
COMPUTERS & PERIPHERALS -- 1.2%
Avid Technology, Inc. (a)...............    3,147      114,614
Brocade Communications Systems, Inc.
  (a)...................................   20,148      142,245
Hypercom Corp. (a)......................    3,629       24,604
Intermec, Inc. (a)......................    3,702       97,585
Komag, Inc. (a).........................    2,297       73,412
McDATA Corp. (Class A) (a)..............   11,527       57,981
Novatel Wireless, Inc. (a)..............    2,122       20,435
Palm, Inc. (a)..........................    7,125      103,740
Presstek, Inc. (a)......................    2,051       11,055
Rackable Systems, Inc. (a)..............    2,016       55,178

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Stratasys, Inc. (a).....................      754  $    19,913
Synaptics, Inc. (a).....................    1,862       45,377
                                                   -----------
                                                       766,139
                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Infrasource Services, Inc. (a)..........    2,773       48,666
Perini Corp. (a)........................    1,454       30,360
                                                   -----------
                                                        79,026
                                                   -----------
CONSTRUCTION MATERIALS -- 0.5%
Eagle Materials, Inc. ..................    3,779      127,277
Florida Rock Industries, Inc. ..........    3,754      145,317
Headwaters, Inc. (a)....................    3,113       72,689
                                                   -----------
                                                       345,283
                                                   -----------
CONSUMER FINANCE -- 0.9%
ACE Cash Express, Inc. (a)..............    1,018       30,428
Advance America Cash Advance Centers,
  Inc. .................................    4,703       67,817
Cash America International, Inc. .......    2,198       85,898
CompuCredit Corp. (a)...................    2,422       73,169
Credit Acceptance Corp. (a).............      425       12,614
First Cash Financial Services, Inc.
  (a)...................................    2,034       41,880
First Marblehead Corp. .................    2,293      158,813
Nelnet, Inc. (a)........................    1,595       49,030
World Acceptance Corp. (a)..............    1,238       54,447
                                                   -----------
                                                       574,096
                                                   -----------
CONTAINERS & PACKAGING -- 0.2%
Graphic Packaging Corp. (a).............    7,404       27,099
Myers Industries, Inc. .................    2,020       34,340
Silgan Holdings, Inc. ..................    1,686       63,326
                                                   -----------
                                                       124,765
                                                   -----------
DISTRIBUTORS -- 0.1%
Keystone Automotive Industries, Inc.
  (a)...................................    1,215       46,194
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 2.4%
Alderwoods Group, Inc. (a)..............    3,002       59,530
Bright Horizons Family Solutions, Inc.
  (a)...................................    1,964       81,958
Career Education Corp. (a)..............    7,010      157,725
Corinthian Colleges, Inc. (a)...........    6,355       68,697
DeVry, Inc. (a).........................    4,514       96,013
Educate, Inc. (a).......................    1,502       12,001
ITT Educational Services, Inc. (a)......    3,134      207,784
Jackson Hewitt Tax Service, Inc. .......    2,587       77,636
Laureate Education, Inc. (a)............    3,541      169,472
Lincoln Educational Services Corp.
  (a)...................................      282        4,613
Matthews International Corp. (Class
  A)....................................    2,333       85,878
Pre-Paid Legal Services, Inc. ..........    1,033       40,979
Regis Corp. ............................    3,352      120,169
Sotheby's Holdings, Inc. ...............    4,728      152,431
Steiner Leisure, Ltd. (a)...............    1,223       51,427
Strayer Education, Inc. ................    1,058      114,486
Universal Technical Institute, Inc.
  (a)...................................    1,730       30,950
                                                   -----------
                                                     1,531,749
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
Asset Acceptance Capital Corp. (a)......    1,126       18,298
Encore Capital Group, Inc. (a)..........    1,284       16,666
IntercontinentalExchange, Inc. (a)......    3,411      256,064
International Securities Exchange,
  Inc. .................................    2,633      123,461

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Nasdaq Stock Market, Inc. (a)...........    7,171  $   216,851
Portfolio Recovery Associates, Inc.
  (a)...................................    1,116       48,959
                                                   -----------
                                                       680,299
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Broadwing Corp. (a).....................    4,683       59,099
Cbeyond, Inc. (a).......................      897       24,623
Cincinnati Bell, Inc. (a)...............   18,181       87,632
Covad Communications Group, Inc. (a)....   21,670       32,288
General Communication, Inc. (Class A)
  (a)...................................    3,695       45,781
Global Crossing, Ltd. (a)...............    1,181       24,211
NeuStar, Inc. (Class A) (a).............    4,720      130,980
NTELOS Holdings Corp. (a)...............    1,070       13,664
Premiere Global Services, Inc. (a)......    4,770       41,404
Time Warner Telecom, Inc. (Class A)
  (a)...................................    8,847      168,182
Vonage Holdings Corp (a)................    2,305       15,858
                                                   -----------
                                                       643,722
                                                   -----------
ELECTRIC UTILITIES -- 0.1%
ITC Holdings Corp. .....................    1,180       36,816
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.4%
Acuity Brands, Inc. ....................    3,259      147,959
American Superconductor Corp. (a).......    2,440       22,594
Encore Wire Corp. (a)...................    1,218       42,983
Energy Conversion Devices, Inc. (a).....    2,934      108,675
EnerSys (a).............................    1,527       24,493
Evergreen Solar, Inc. (a)...............    4,963       41,193
Franklin Electric Co., Inc. ............    1,212       64,406
FuelCell Energy, Inc. (a)...............    3,208       24,413
General Cable Corp. (a).................    3,800      145,198
Genlyte Group, Inc. (a).................    1,871      133,215
II-VI, Inc. (a).........................    1,775       44,233
Medis Technologies, Ltd. (a)............    1,487       36,744
Plug Power, Inc. (a)....................    4,763       19,386
Power-One, Inc. (a).....................    5,589       40,464
Vicor Corp. ............................    1,408       16,248
                                                   -----------
                                                       912,204
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
Aeroflex, Inc. (a)......................    5,530       56,848
Benchmark Electronics, Inc. (a).........    4,772      128,271
Brightpoint, Inc. (a)...................    3,722       52,927
Cogent, Inc. (a)........................    2,886       39,625
Cognex Corp. ...........................    3,145       79,443
CTS Corp. ..............................    2,663       36,696
Daktronics, Inc. .......................    2,720       56,277
Dolby Laboratories, Inc. (a)............    2,431       48,255
Echelon Corp. (a).......................    2,456       20,188
FLIR Systems, Inc. (a)..................    5,119      139,032
Global Imaging Systems, Inc. (a)........    3,897       86,007
Insight Enterprises, Inc. (a)...........    3,564       73,454
Itron, Inc. (a).........................    1,855      103,509
L-1 Identity Solutions, Inc. (a)........    4,988       65,094
Measurement Specialties, Inc. (a).......    1,016       18,948
Mercury Computer System, Inc. (a).......    1,582       18,747
Metrologic Instruments, Inc. (a)........    1,026       18,632
Mettler Toledo International, Inc.
  (a)...................................    2,978      196,995
MTS Systems Corp. ......................    1,345       43,497
Multi-Fineline Electronix, Inc. (a).....      713       18,089
National Instruments Corp. .............    3,892      106,407
Rofin-Sinar Technologies, Inc. (a)......    1,122       68,184
Rogers Corp. (a)........................    1,309       80,831

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sanmina-SCI Corp. (a)...................   39,253  $   146,806
Scansource, Inc. (a)....................    1,869       56,687
Smart Modular Technologies (WWH),
  Inc.(a)...............................    1,354       13,499
Sunpower Corp. (a)......................    1,114       30,902
Trimble Navigation, Ltd. (a)............    4,011      188,838
TTM Technologies, Inc. (a)..............    2,715       31,766
                                                   -----------
                                                     2,024,454
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Atwood Oceanics, Inc. (a)...............    1,991       89,535
Basic Energy Services, Inc. (a).........    1,199       29,256
CARBO Ceramics, Inc. ...................    1,402       50,514
Complete Production Services, Inc.
  (a)...................................    2,275       44,909
Dresser-Rand Group, Inc. (a)............    3,840       78,336
Dril-Quip, Inc. (a).....................      850       57,528
Global Industries, Inc. (a).............    6,333       98,541
Grey Wolf, Inc. (a).....................   14,152       94,535
Gulfmark Offshore, Inc. (a).............    1,328       42,284
Helmerich & Payne, Inc. ................    7,052      162,408
Hercules Offshore, Inc. (a).............    1,558       48,376
Hornbeck Offshore Services, Inc. (a)....    1,666       55,811
Hydril (a)..............................    1,453       81,455
Input/Output, Inc. (a)..................    5,208       51,715
Lufkin Industries, Inc. ................    1,098       58,106
Maverick Tube Corp. (a).................    2,723      176,532
NATCO Group, Inc. (a)...................    1,056       30,413
Newpark Resources, Inc. (a).............    6,658       35,487
Oceaneering International, Inc. (a).....    3,943      121,444
Oil States International, Inc. (a)......    3,416       93,940
Parker Drilling Co. (a).................    8,053       57,015
Pioneer Drilling Co. (a)................    3,669       47,110
RPC, Inc. ..............................    1,968       36,054
Superior Energy Services, Inc. (a)......    5,951      156,273
Superior Well Services, Inc. (a)........      469        9,286
Tetra Technologies, Inc. (a)............    5,310      128,290
Todco (Class A) (a).....................    4,593      158,918
Unit Corp. (a)..........................    3,410      156,758
Universal Compression Holdings, Inc.
  (a)...................................    2,206      117,911
W-H Energy Services, Inc. (a)...........    2,201       91,275
                                                   -----------
                                                     2,460,015
                                                   -----------
FOOD & STAPLES RETAILING -- 1.1%
The Andersons, Inc. ....................    1,304       44,532
BJ'S Wholesale Club, Inc. (a)...........    4,975      145,170
Central European Distribution Corp.
  (a)...................................    2,152       50,378
Pantry, Inc. (a)........................    1,651       93,067
Performance Food Group Co. (a)..........    2,310       64,888
Rite Aid Corp. (a)......................   38,896      176,588
Smart & Final, Inc. (a).................    1,081       18,453
United Natural Foods, Inc. (a)..........    2,808       87,020
                                                   -----------
                                                       680,096
                                                   -----------
FOOD PRODUCTS -- 0.4%
Flowers Foods, Inc. ....................    4,205      113,030
J&J Snack Foods Corp. ..................    1,026       31,909
Peet's Coffee & Tea, Inc. (a)...........    1,033       25,835
Sanderson Farms, Inc. ..................    1,322       42,780
Seaboard Corp. .........................       27       32,535
                                                   -----------
                                                       246,089
                                                   -----------
GAS UTILITIES -- 0.3%
Energen Corp. ..........................    4,868      203,823
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
Align Technology, Inc. (a)..............    4,110  $    46,772
American Medical Systems Holdings,
  Inc.(a)...............................    5,251       96,776
Analogic Corp. .........................    1,020       52,346
Arrow International, Inc. ..............    1,676       53,314
Arthrocare Corp. (a)....................    1,936       90,721
Aspect Medical Systems, Inc. (a)........    1,245       21,252
Biosite, Inc. (a).......................    1,263       58,388
Conor Medsystems, Inc. (a)..............    2,781       65,548
Cyberonics, Inc. (a)....................    1,570       27,522
Edwards Lifesciences Corp. (a)..........    4,323      201,409
ev3, Inc. (a)...........................    1,467       24,954
Foxhollow Technologies, Inc. (a)........    1,398       47,798
Gen-Probe, Inc. (a).....................    3,802      178,276
Greatbatch, Inc. (a)....................    1,588       35,921
Haemonetics Corp. (a)...................    1,987       92,992
Hologic, Inc. (a).......................    3,897      169,597
I-Flow Corp. (a)........................    1,735       20,855
ICU Medical, Inc. (a)...................      931       42,342
IDEXX Laboratories, Inc. (a)............    2,306      210,169
Immucor, Inc. (a).......................    4,970      111,378
Integra LifeSciences Holdings Corp.
  (a)...................................    1,485       55,658
Intermagnetics General Corp. (a)........    3,091       83,611
Intuitive Surgical, Inc. (a)............    2,705      285,242
Inverness Medical Innovations, Inc.
  (a)...................................    2,101       73,031
Kensey Nash Corp. (a)...................      850       24,879
Kinetic Concepts, Inc. (a)..............    3,995      125,683
Kyphon, Inc. (a)........................    3,262      122,064
Life Cell Corp. (a).....................    2,496       80,421
Mentor Corp. ...........................    3,069      154,647
Meridian Bioscience Inc.................    1,654       38,885
Merit Medical Systems, Inc. (a).........    1,954       26,535
NuVasive, Inc. (a)......................    2,203       44,302
OraSure Technologies, Inc. (a)..........    3,075       24,723
Palomar Medical Technologies, Inc.
  (a)...................................    1,120       47,264
PolyMedica Corp. .......................    1,753       75,046
ResMed, Inc. (a)........................    5,582      224,675
Respironics, Inc. (a)...................    5,314      205,173
Sirona Dental Systems, Inc. ............    1,346       44,324
SonoSite, Inc. (a)......................    1,204       34,194
SurModics, Inc. (a).....................    1,217       42,741
Symmetry Medical, Inc. (a)..............    2,200       33,198
Thoratec Corp. (a)......................    3,596       56,134
TriPath Imaging, Inc. (a)...............    2,063       18,629
Viasys Healthcare, Inc. (a).............    2,378       64,777
Vital Signs, Inc. ......................      600       33,966
West Pharmaceutical Services, Inc. .....    2,427       95,308
Wright Medical Group, Inc. (a)..........    2,532       61,401
                                                   -----------
                                                     3,824,841
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Alliance Imaging, Inc. (a)..............      931        7,271
Amedisys, Inc. (a)......................    1,209       47,961
AMERIGROUP Corp. (a)....................    3,864      114,181
AMN Healthcare Services, Inc. (a).......    2,406       57,142
Amsurg Corp. (a)........................    2,152       47,904
Apria Healthcare Group, Inc. (a)........    3,126       61,707
Centene Corp. (a).......................    3,069       50,454
Cross Country Healthcare, Inc. (a)......    1,876       31,892
Gentiva Health Services, Inc. (a).......    1,764       29,000
HealthExtras, Inc. (a)..................    2,173       61,518
Healthspring, Inc. (a)..................    2,574       49,550

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Healthways, Inc. (a)....................    2,567  $   114,488
inVentiv Health, Inc. (a)...............    2,133       68,320
LCA-Vision, Inc. .......................    1,542       63,700
LifePoint Hospitals, Inc. (a)...........    4,017      141,880
Matria Healthcare, Inc. (a).............    1,490       41,407
Molina Healthcare, Inc. (a).............    1,038       36,704
National Healthcare Corp. ..............      595       31,969
Nighthawk Radiology Holdings, Inc.
  (a)...................................      908       17,370
Odyssey Healthcare, Inc. (a)............    2,529       35,861
Option Care, Inc. ......................    1,794       24,022
Pediatrix Medical Group, Inc. (a).......    3,570      162,792
PSS World Medical, Inc. (a).............    5,094      101,829
Psychiatric Solutions, Inc. (a).........    3,909      133,258
Radiation Therapy Services, Inc. (a)....      846       24,729
Sierra Health Services, Inc. (a)........    3,776      142,884
Sunrise Assisted Living, Inc. (a).......    3,233       96,570
Symbion, Inc. (a).......................    1,648       30,257
United Surgical Partners (a)............    3,319       82,411
VCA Antech, Inc. (a)....................    6,064      218,668
Visicu, Inc. (a)........................      454        4,072
WellCare Health Plans, Inc. (a).........    2,552      144,520
                                                   -----------
                                                     2,276,291
                                                   -----------
HEALTH CARE TECHNOLOGY -- 1.2%
Allscripts Healthcare Solutions, Inc.
  (a)...................................    3,281       73,658
Cerner Corp. (a)........................    4,570      207,478
Dendrite International, Inc. (a)........    2,817       27,550
Eclipsys Corp. (a)......................    3,590       64,297
Emdeon Corp. (a)........................   20,612      241,367
Per-Se Technologies, Inc. (a)...........    2,512       57,223
The TriZetto Group, Inc. (a)............    3,091       46,798
WebMD Health Corp. (a)..................      618       21,222
                                                   -----------
                                                       739,593
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 3.4%
American Real Estate Partners LP........      459       24,281
Ameristar Casinos, Inc. ................    1,682       36,516
Applebees International, Inc. ..........    5,481      117,896
Bally Technologies, Inc. (a)............    3,462       60,931
BJ's Restaurants, Inc. (a)..............    1,027       22,604
Burger King Holdings, Inc. (a)..........    1,843       29,414
California Pizza Kitchen, Inc. (a)......    1,395       41,752
CEC Entertainment, Inc. (a).............    2,405       75,782
Chipotle Mexican Grill, Inc. (a)........      894       44,405
Choice Hotels International, Inc. ......    2,624      107,322
CKE Restaurants, Inc. ..................    3,997       66,830
Gaylord Entertainment Co. (a)...........    3,028      132,778
Great Wolf Resorts, Inc. (a)............    2,112       25,260
Isle of Capri Casinos, Inc. (a).........    1,476       31,085
Krispy Kreme Doughnuts, Inc. (a)........    4,255       34,466
Life Time Fitness, Inc. (a).............    2,214      102,486
Multimedia Games, Inc. (a)..............    2,070       18,796
O'Charleys, Inc. (a)....................    1,779       33,748
P F Chang's China Bistro, Inc. (a)......    1,916       66,504
Panera Bread Co. (Class A) (a)..........    2,314      134,790
Papa John's International, Inc. (a).....    1,715       61,929
Rare Hospitality International, Inc.
  (a)...................................    2,539       77,592
Red Robin Gourmet Burgers, Inc. (a).....      931       42,928
Ruby Tuesday, Inc. .....................    4,285      120,794
Ruth's Chris Steak House, Inc. (a)......    1,293       24,334
Scientific Games Corp. (Class A) (a)....    5,050      160,590
Shuffle Master, Inc. (a)................    2,626       70,928

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Sonic Corp. (a).........................    6,292  $   142,262
Texas Roadhouse, Inc. (Class A) (a).....    4,157       51,048
The Cheesecake Factory, Inc. (a)........    5,530      150,361
The Steak n Shake Co. (a)...............    1,896       32,023
WMS Industries, Inc. (a)................    2,020       59,004
                                                   -----------
                                                     2,201,439
                                                   -----------
HOUSEHOLD DURABLES -- 0.9%
Brookfield Homes Corp. .................      941       26,499
Champion Enterprises, Inc. (a)..........    5,671       39,130
Helen of Troy, Ltd. (a).................    2,108       37,016
Hovnanian Enterprises, Inc. (a).........    2,628       77,105
Interface, Inc. (Class A) (a)...........    3,479       44,809
iRobot Corp. (a)........................      826       16,570
Jarden Corp. (a)........................    3,871      127,627
Sealy Corp. ............................    2,135       27,883
Technical Olympic USA, Inc. ............    1,481       14,558
Tempur-Pedic International, Inc. (a)....    4,674       80,253
The Yankee Candle, Inc. ................    2,943       86,142
                                                   -----------
                                                       577,592
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc. ..............    4,786      187,180
Spectrum Brands, Inc. (a)...............    2,881       24,316
                                                   -----------
                                                       211,496
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.0% (b)
Ormat Technologies, Inc. ...............      795       26,012
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Raven Industries, Inc. .................    1,216       36,492
Walter Industries, Inc. ................    3,186      135,979
                                                   -----------
                                                       172,471
                                                   -----------
INSURANCE -- 1.3%
American Equity Investment Life Holding
  Co. ..................................    3,911       47,988
First Acceptance Corp. (a)..............    1,446       16,615
HCC Insurance Holdings, Inc. ...........    8,189      269,254
Hilb Rogal and Hobbs Co. ...............    2,642      112,681
National Financial Partners Corp. ......    2,426       99,539
Philadelphia Consolidated Holding
  Corp.(a)..............................    4,382      174,316
Scottish R Egroup, Ltd. ................    3,521       38,273
Universal American Financial Corp.
  (a)...................................    2,813       45,205
USI Holdings Corp. (a)..................    2,804       37,994
                                                   -----------
                                                       841,865
                                                   -----------
INTERNET & CATALOG RETAIL -- 1.0%
1-800-FLOWERS.COM, Inc. (Class A) (a)...    1,882        9,899
Blue Nile, Inc. (a).....................    1,039       37,768
Coldwater Creek, Inc. (a)...............    4,390      126,256
FTD Group, Inc. (a).....................    1,045       16,145
GSI Commerce, Inc. (a)..................    1,306       19,381
Netflix, Inc. (a).......................    4,366       99,457
Nutri/System, Inc. (a)..................    2,134      132,927
Overstock.com, Inc. (a).................      954       16,724
Priceline.com, Inc. (a).................    2,523       92,821
Stamps.com, Inc. (a)....................    1,684       32,097
ValueVision Media, Inc. (Class A) (a)...    2,301       26,669
VistaPrint, Ltd. (a)....................    1,734       44,980
                                                   -----------
                                                       655,124
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
INTERNET SOFTWARE & SERVICES -- 2.6%
aQuantive, Inc. (a).....................    5,070  $   119,753
Ariba, Inc. (a).........................    5,712       42,783
CMGI, Inc. (a)..........................   33,641       35,660
CNET Networks, Inc. (a).................    9,997       95,771
DealerTrack Holdings, Inc. (a)..........    1,453       32,126
Digital Insight Corp. (a)...............    2,451       71,863
Digital River, Inc. (a).................    2,911      148,810
Digitas, Inc. (a).......................    6,756       64,993
EarthLink, Inc. (a).....................    8,252       59,992
Equinix, Inc. (a).......................    1,792      107,699
Infospace, Inc. (a).....................    2,309       42,578
Interwoven, Inc. (a)....................    2,704       29,825
Ipass, Inc. (a).........................    4,282       20,040
j2 Global Communications, Inc. (a)......    3,733      101,426
Jupitermedia Corp. (a)..................    1,582       13,700
LoopNet, Inc. (a).......................      510        6,457
Marchex, Inc. (Class B) (a).............    1,756       26,937
Netratings, Inc. (a)....................    1,070       15,226
NIC, Inc. (a)...........................    2,923       15,053
Openwave Systems, Inc. (a)..............    6,877       64,369
RealNetworks, Inc. (a)..................    7,777       82,514
S1 Corp. (a)............................    4,930       22,727
SAVVIS, Inc. (a)........................      959       27,332
SonicWALL, Inc. (a).....................    4,882       53,311
Travelzoo, Inc. (a).....................      201        5,793
Valueclick, Inc. (a)....................    7,707      142,888
Vignette Corp. (a)......................    2,145       29,043
WebEx Communications, Inc. (a)..........    3,248      126,737
Websense, Inc. (a)......................    3,419       73,885
                                                   -----------
                                                     1,679,291
                                                   -----------
IT SERVICES -- 2.5%
Acxiom Corp. ...........................    5,515      136,000
CACI International, Inc. (Class A)
  (a)...................................    2,222      122,232
CIBER, Inc. (a).........................    4,136       27,422
eFunds Corp. (a)........................    3,358       81,196
Euronet Worldwide, Inc. (a).............    2,377       58,355
Gartner, Inc. (a).......................    5,129       90,219
Heartland Payment Systems, Inc. ........    1,152       29,952
Hewitt Associates, Inc. (Class A) (a)...    7,429      180,228
Kanbay International, Inc. (a)..........    2,345       48,213
Keane, Inc. (a).........................    3,805       54,830
Lionbridge Technologies, Inc. (a).......    4,183       31,916
MoneyGram International, Inc. ..........    6,282      182,555
Sapient Corp. (a).......................    5,901       32,161
SRA International, Inc. (a).............    3,041       91,413
SYKES Enterprises, Inc. (a).............    1,834       37,322
Syntel, Inc. ...........................    1,393       31,551
Talx Corp. .............................    2,368       58,063
The BISYS Group, Inc. (a)...............    8,858       96,198
TNS, Inc. (a)...........................    1,794       27,018
Tyler Technologies, Inc. (a)............    2,628       33,980
VeriFone Holdings, Inc. (a).............    2,765       78,941
Wright Express Corp. (a)................    3,002       72,228
                                                   -----------
                                                     1,601,993
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Leapfrog Enterprises, Inc. (a)..........    1,964       15,575
Marine Products Corp. ..................    1,131       10,993
MarineMax, Inc. (a).....................    1,303       33,161
Marvel Entertainment, Inc. (a)..........    4,593      110,875

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Oakley, Inc. ...........................    1,972  $    33,623
Pool Corp. .............................    3,897      150,035
RC2 Corp. (a)...........................    1,491       49,993
                                                   -----------
                                                       404,255
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.7%
Affymetrix, Inc. (a)....................    4,993      107,649
Albany Molecular Research, Inc. (a).....    1,491       13,956
Bio-Rad Laboratories, Inc. (Class A)
  (a)...................................    1,351       95,556
Bruker BioSciences Corp. (a)............    2,983       20,911
Dionex Corp. (a)........................    1,482       75,493
Enzo Biochem, Inc. (a)..................    2,273       27,708
eResearch Technology, Inc. (a)..........    2,973       24,111
Exelixis, Inc. (a)......................    6,185       53,871
Illumina, Inc. (a)......................    3,130      103,415
Molecular Devices Corp. (a).............    1,323       24,462
Nektar Therapeutics (a).................    6,525       94,025
PAREXEL International Corp. (a).........    1,972       65,254
PharmaNet Development Group, Inc. (a)...    1,310       25,453
PRA International (a)...................    1,397       37,286
Techne Corp. (a)........................    2,761      140,424
Varian, Inc. (a)........................    2,326      106,694
Ventana Medical Systems, Inc. (a).......    2,549      104,076
                                                   -----------
                                                     1,120,344
                                                   -----------
MACHINERY -- 1.5%
Accuride Corp. (a)......................    1,689       18,596
Actuant Corp. (Class A).................    2,000      100,200
American Railcar Industries, Inc. ......      669       19,474
American Science & Engineering, Inc.
  (a)...................................      659       31,975
ASV, Inc. (a)...........................    1,498       22,335
Bucyrus International, Inc. (Class A)...    2,380      100,960
Chart Industries, Inc. (a)..............      925       11,387
CLARCOR, Inc. ..........................    3,799      115,831
ESCO Technologies, Inc. (a).............    1,893       87,154
Gardner Denver, Inc. (a)................    3,877      128,251
JLG Industries, Inc. ...................    7,884      156,182
Middleby Corp. (a)......................      551       42,460
The Toro Co. ...........................    3,145      132,625
                                                   -----------
                                                       967,430
                                                   -----------
MARINE -- 0.4%
American Commercial Lines, Inc. (a).....    1,795      106,713
Kirby Corp. (a).........................    3,886      121,748
                                                   -----------
                                                       228,461
                                                   -----------
MEDIA -- 2.0%
ADVO, Inc. .............................    2,369       66,285
Arbitron, Inc. .........................    2,166       80,164
Charter Communications, Inc. (a)........   33,988       51,662
CKX, Inc. (a)...........................    3,374       42,006
Crown Media Holdings, Inc. (Class A)
  (a)...................................      753        3,381
Dow Jones & Co., Inc. ..................    3,855      129,297
DreamWorks Animation SKG, Inc. (Class
  A)(a).................................    3,315       82,577
Entravision Communications Corp. (a)....    4,119       30,645
Gemstar-TV Guide International, Inc.
  (a)...................................   18,461       61,290
Gray Television, Inc. ..................    3,482       22,320
Harte-Hanks, Inc. ......................    4,036      106,349
Interactive Data Corp. (a)..............    2,624       52,349
John Wiley & Sons, Inc. (Class A).......    3,201      115,268
Live Nation, Inc. (a)...................    4,288       87,561

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Martha Stewart Living Omnimedia, Inc.
  (Class A).............................    1,851  $    32,874
Mediacom Communications Corp. (a).......    4,153       29,569
Morningstar, Inc. (a)...................      746       27,527
Primedia, Inc. (a)......................   11,502       17,483
ProQuest Co. (a)........................    1,676       21,821
Salem Communications Corp. .............      863        9,761
Spanish Broadcasting System, Inc. (a)...    2,904       12,690
Tivo, Inc. (a)..........................    5,805       44,060
Valassis Communications, Inc. (a).......    3,523       62,181
Warner Music Group Corp. ...............    3,373       87,529
                                                   -----------
                                                     1,276,649
                                                   -----------
METALS & MINING -- 0.8%
AK Steel Holding Corp. (a)..............    7,677       93,199
Coeur d' Alene Mines Corp. (a)..........   20,502       96,564
Hecla Mining Co. (a)....................    8,712       50,007
Meridian Gold, Inc. (a).................    7,412      184,262
Metal Management, Inc. .................    1,943       54,093
Royal Gold, Inc. .......................    1,588       43,083
                                                   -----------
                                                       521,208
                                                   -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a)................    3,658       43,274
Conn's, Inc. (a)........................      898       18,741
Fred's, Inc. (Class A)..................    2,709       34,188
Retail Ventures, Inc. (a)...............    1,902       29,310
                                                   -----------
                                                       125,513
                                                   -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class A)
  (a)...................................    5,208      186,134
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Alliance Holdings GP LP.................      925       17,862
Alliance Resource Partners LP...........    1,532       53,344
Alon USA Energy, Inc. ..................      746       22,000
Alpha Natural Resources, Inc. (a).......    3,825       60,282
APCO Argentina, Inc. ...................      189       16,243
Atlas America, Inc. (a).................    1,337       57,063
ATP Oil & Gas Corp. (a).................    1,399       51,679
Aurora Oil & Gas Corp. (a)..............    5,148       15,753
Berry Petroleum Co. (Class A)...........    2,899       81,636
Bill Barrett Corp. (a)..................    2,057       50,520
Bois d'Arc Energy, Inc. (a).............    1,506       23,042
BP Prudhoe Bay Royalty Trust............    1,595      117,232
Brigham Exploration Co. (a).............    2,490       16,857
Buckeye GP Holdings LP (a)..............      867       13,482
Cabot Oil & Gas Corp. ..................    3,615      173,267
Carrizo Oil & Gas, Inc. (a).............    1,585       40,877
Cheniere Energy, Inc. (a)...............    3,779      112,274
Cimarex Energy Co. .....................    6,118      215,292
Comstock Resources, Inc. (a)............    3,164       85,903
Crosstex Energy, Inc. ..................      736       65,924
Delek US Holdings, Inc. (a).............      747       13,820
Delta Petroleum Corp. (a)...............    3,953       89,022
Denbury Resources, Inc. (a).............    8,811      254,638
Enbridge Energy Management LLC (a)......      769       35,584
Encore Aquisition Co. (a)...............    3,625       88,232
Energy Partners, Ltd. (a)...............    2,520       62,118
Energy Transfer Equity LP...............    2,796       81,811
Enterprise GP Holdings LP...............      746       25,461
EXCO Resources, Inc. (a)................    6,228       77,289
Foundation Coal Holdings, Inc. .........    3,349      108,407

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Frontier Oil Corp. .....................    8,322  $   221,199
Gasco Energy, Inc. (a)..................    6,385       17,239
GeoMet, Inc. (a)........................      758        7,125
Goodrich Petroleum Corp. (a)............    1,066       32,108
Helix Energy Solutions Group, Inc.
  (a)...................................    6,114      204,208
Holly Corp. ............................    3,542      153,475
International Coal Group, Inc. (a)......    8,954       37,786
Kinder Morgan Management LLC (a)........    3,757      158,625
Magellan Midstream Holdings LP..........    1,629       36,652
Mariner Energy, Inc. (a)................    5,966      109,595
OMI Corp. ..............................    4,830      104,859
Pacific Ethanol, Inc. (a)...............    2,353       33,036
Parallel Petroleum Corp. (a)............    2,794       56,048
Penn Virginia Corp. ....................    1,396       88,520
Petroleum Development Corp. (a).........    1,220       48,666
Quicksilver Resources, Inc. (a).........    4,119      131,396
Regency Energy Partners LP..............    1,203       29,089
Rentech, Inc. (a).......................    9,571       44,314
Rosetta Resources, Inc. (a).............    3,671       63,031
St. Mary Land & Exploration Co. ........    4,058      148,969
Syntroleum Corp. (a)....................    3,093       14,815
Valero GP Holdings LLC (a)..............    1,277       24,774
W&T Offshore, Inc. .....................    1,972       57,602
Warren Resources, Inc. (a)..............    3,802       46,308
Western Refining, Inc. .................    2,114       49,129
World Fuel Services Corp. ..............    2,126       85,997
                                                   -----------
                                                     4,131,479
                                                   -----------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc. (a).......................    1,123       39,440
Elizabeth Arden, Inc. (a)...............    1,767       28,555
Herbalife, Ltd. (a).....................    2,947      111,632
Mannatech, Inc. ........................    1,126       19,953
NBTY, Inc. (a)..........................    4,466      130,720
Prestige Brands Holdings, Inc. (a)......    2,624       29,231
Revlon, Inc. (Class A) (a)..............   12,240       13,831
USANA Health Sciences, Inc. (a).........      731       32,595
                                                   -----------
                                                       405,957
                                                   -----------
PHARMACEUTICALS -- 1.7%
Adams Respiratory Therapeutics, Inc.
  (a)...................................    1,718       62,862
Adolor Corp. (a)........................    3,381       46,894
Andrx Corp. (a).........................    5,436      132,802
Atherogenics, Inc. (a)..................    2,931       38,601
Connetics Corp. (a).....................    2,642       28,798
Kos Pharmaceuticals, Inc. (a)...........    1,624       80,258
Medicis Pharmaceutical Corp. (Class
  A)....................................    4,053      131,115
MGI Pharma, Inc. (a)....................    5,714       98,338
New River Pharmaceuticals, Inc. (a).....    1,191       30,644
Noven Pharmaceuticals, Inc. (a).........    1,684       40,618
Par Pharmaceutical Cos., Inc. (a).......    2,461       44,889
Salix Pharmaceuticals, Ltd. (a).........    3,472       47,080
Sciele Pharma, Inc. (a).................    2,218       41,787
The Medicines Co. (a)...................    3,591       81,013
Valeant Pharmaceuticals International...    6,972      137,906
Viropharma, Inc. (a)....................    5,210       63,406
                                                   -----------
                                                     1,107,011
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
Alexander's, Inc. (a)...................      148       45,917
Anworth Mortgage Asset Corp. ...........    3,365       28,098
BioMed Realty Trust, Inc. ..............    4,751      144,145
Corporate Office Properties Trust.......    3,129      140,054

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Digital Realty Trust, Inc. .............    2,713  $    84,971
Essex Property Trust, Inc. .............    1,698      206,137
First Potomac Realty Trust..............    1,740       52,583
Global Signal, Inc. ....................    1,577       79,765
Maguire Properties, Inc. ...............    2,720      110,813
                                                   -----------
                                                       892,483
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Jones Lang LaSalle, Inc. ...............    2,693      230,198
Move, Inc. (a)..........................   10,282       50,484
                                                   -----------
                                                       280,682
                                                   -----------
ROAD & RAIL -- 1.0%
Florida East Coast Industries, Inc. ....    1,467       83,737
Genesee & Wyoming, Inc. (Class A) (a)...    2,897       67,268
Heartland Express, Inc. ................    4,510       70,717
Knight Transportation, Inc. ............    4,075       69,071
Landstar Systems, Inc. .................    4,266      182,158
Old Dominion Freight Line, Inc. (a).....    2,470       74,174
RailAmerica, Inc. (a)...................    2,699       29,473
Swift Transportation Co., Inc. (a)......    3,575       84,799
                                                   -----------
                                                       661,397
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.0%
Advanced Analogic Technologies, Inc.
  (a)...................................    2,510       13,780
Agere Systems, Inc. (a).................   12,492      186,505
AMIS Holdings, Inc. (a).................    3,359       31,877
Amkor Technology, Inc. (a)..............    7,641       39,428
Applied Micro Circuits Corp. (a)........   21,958       63,459
Atheros Communications, Inc. (a)........    3,768       68,314
Atmel Corp. (a).........................   33,084      199,827
ATMI, Inc. (a)..........................    2,759       80,204
Brooks Automation, Inc. (a).............    5,405       70,535
Cabot Microelectronics Corp. (a)........    1,801       51,905
Cirrus Logic, Inc. (a)..................    5,692       41,495
Conexant Systems, Inc. (a)..............   35,734       71,468
Cree, Inc. (a)..........................    5,597      112,556
Cymer, Inc. (a).........................    2,901      127,383
Diodes, Inc. (a)........................    1,443       62,294
DSP Group, Inc. (a).....................    2,253       51,481
FEI Co. (a).............................    1,874       39,560
Formfactor, Inc. (a)....................    3,093      130,308
Genesis Microchip, Inc. (a).............    2,816       33,144
Hittite Microwave Corp. (a).............      982       43,699
Kopin Corp. (a).........................    5,173       17,329
Mattson Technology, Inc. (a)............    4,029       33,441
Micrel, Inc. (a)........................    4,408       42,273
Microsemi Corp. (a).....................    4,946       93,232
Netlogic Microsystems, Inc. (a).........    1,262       32,017
OmniVision Technologies, Inc. (a).......    4,004       57,137
ON Semiconductor Corp. (a)..............   13,994       82,285
PDF Solutions, Inc. (a).................    1,686       18,479
PMC-Sierra, Inc. (a)....................   15,326       91,036
PortalPlayer, Inc. (a)..................    1,820       20,530
Rambus, Inc. (a)........................    7,107      123,946
RF Micro Devices, Inc. (a)..............   14,025      106,309
Semtech Corp. (a).......................    5,546       70,767
Silicon Image, Inc. (a).................    6,032       76,727
Silicon Laboratories, Inc. (a)..........    3,839      119,086
Silicon Storage Technology, Inc. (a)....    6,560       27,027
Sirf Technology Holdings, Inc. (a)......    3,471       83,269

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Skyworks Solutions, Inc. (a)............   11,805  $    61,268
Spansion, Inc. (a)......................    3,519       58,662
Tessera Technologies, Inc. (a)..........    3,411      118,635
Trident Microsystems, Inc. (a)..........    4,266       99,227
Ultratech, Inc. (a).....................    1,592       21,205
Varian Semiconductor Equipment
  Associates, Inc. (a)..................    4,234      155,388
Zoran Corp. (a).........................    3,518       56,569
                                                   -----------
                                                     3,185,066
                                                   -----------
SOFTWARE -- 5.4%
Advent Software, Inc. (a)...............    1,501       54,351
Agile Software Corp. (a)................    3,955       25,826
Altiris, Inc. (a).......................    1,856       39,143
Ansys, Inc. (a).........................    2,320      102,498
Blackbaud, Inc. ........................    3,214       70,676
Blackboard, Inc. (a)....................    1,780       47,170
Concur Technologies, Inc. (a)...........    2,508       36,491
Epicor Software Corp. (a)...............    3,184       41,742
eSpeed, Inc. (a)........................    2,155       19,826
Factset Research Systems, Inc. .........    2,817      136,822
Fair Isaac Corp. .......................    4,815      176,085
FalconStor Software, Inc. (a)...........    1,866       14,350
FileNET Corp. (a).......................    3,080      107,276
Hyperion Solutions Corp. (a)............    4,316      148,816
i2 Technologies, Inc. (a)...............    1,033       19,348
Informatica Corp. (a)...................    6,370       86,568
Intergraph Corp. (a)....................    2,194       94,079
Internet Security Systems, Inc. (a).....    2,912       80,837
InterVoice, Inc. (a)....................    2,813       17,834
Jack Henry & Associates, Inc. ..........    6,391      139,132
JDA Software Group, Inc. (a)............    2,157       33,261
Kronos, Inc. (a)........................    2,303       78,509
Lawson Software, Inc. (a)...............   10,318       74,805
Macrovision Corp. (a)...................    3,811       90,283
Magma Design Automation, Inc. (a).......    2,318       21,094
Manhattan Associates, Inc. (a)..........    1,985       47,918
Mentor Graphics Corp. (a)...............    5,839       82,213
MICROS Systems, Inc. (a)................    2,877      140,743
MicroStrategy, Inc. (a).................      745       75,863
Midway Games, Inc. (a)..................      943        8,280
MRO Software, Inc. (a)..................    1,824       46,822
NAVTEQ Corp. (a)........................    6,855      178,984
Nuance Communications, Inc. (a).........   10,058       82,174
Open Solutions, Inc. (a)................    1,476       42,524
Opsware, Inc. (a).......................    6,740       60,727
Parametric Technology Corp. (a).........    8,192      143,032
Progress Software Corp. (a).............    3,015       78,390
Quality Systems, Inc. ..................    1,270       49,263
Quest Software, Inc. (a)................    4,222       60,290
Sonic Solutions, Inc. (a)...............    1,888       28,773
Take-Two Interactive Software, Inc.
  (a)...................................    5,157       73,539
THQ, Inc. (a)...........................    4,796      139,899
TIBCO Software, Inc. (a)................   15,570      139,819
Transaction Systems Architects, Inc.
  (a)...................................    2,743       94,140
Ulticom, Inc. (a).......................      941        9,796
Verint Systems, Inc. (a)................      938       28,187
Wind River Systems, Inc. (a)............    5,966       63,896
Witness Systems, Inc. (a)...............    2,498       43,790
                                                   -----------
                                                     3,475,884
                                                   -----------

STREETTRACKS DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
SPECIALTY RETAIL -- 4.8%
Aaron Rents, Inc. (Class B).............    3,555  $    81,694
AC Moore Arts & Crafts, Inc. (a)........    1,033       19,658
Aeropostale, Inc. (a)...................    3,986      116,511
AnnTaylor Stores Corp. (a)..............    5,382      225,291
Bebe Stores, Inc. ......................    1,689       41,853
Big 5 Sporting Goods Corp. .............    1,573       35,864
Build-A-Bear Workshop, Inc. (a).........    1,124       25,593
Cabela's, Inc. (a)......................    3,337       72,513
Charming Shoppes, Inc. (a)..............    9,025      128,877
Christopher & Banks Corp. ..............    2,719       80,156
Claire's Stores, Inc. ..................    7,321      213,480
Cost Plus, Inc. (a).....................    1,207       14,448
Dick's Sporting Goods, Inc. (a).........    2,470      112,434
Dress Barn, Inc. (a)....................    3,368       73,490
DSW, Inc. (Class A) (a).................    1,125       35,437
GameStop Corp. (Class A) (a)............    4,844      224,180
Genesco, Inc. (a).......................    1,778       61,288
Guess ?, Inc. (a).......................    2,301      111,668
Guitar Center, Inc. (a).................    1,941       86,724
Gymboree Corp. (a)......................    2,363       99,671
Hibbett Sporting Goods, Inc. (a)........    2,592       67,859
Hot Topic, Inc. (a).....................    3,395       37,820
J Crew Group, Inc. (a)..................    1,412       42,459
Jos. A. Bank Clothiers, Inc. (a)........    1,272       38,109
Mens Wearhouse, Inc. ...................    3,623      134,812
New York & Co., Inc. (a)................    1,659       21,700
Pacific Sunwear of California, Inc.
  (a)...................................    5,383       81,176
PETCO Animal Supplies, Inc. (a).........    4,250      121,720
Rent-A-Center, Inc. (a).................    5,121      149,994
Select Comfort Corp. (a)................    3,985       87,192
Stein Mart, Inc. .......................    1,998       30,390
The Children's Place Retail Stores,
  Inc.(a)...............................    1,748      111,924
The Finish Line, Inc. (Class A).........    3,001       37,873
Tractor Supply Co. (a)..................    2,557      123,401
Tween Brands, Inc. (a)..................    2,447       92,007
West Marine, Inc. (a)...................    1,030       14,420
Zumiez, Inc. (a)........................    1,119       30,213
                                                   -----------
                                                     3,083,899
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Carter's, Inc. (a)......................    3,751       98,989
Columbia Sportswear Co. (a).............    1,040       58,063
CROCS, Inc. (a).........................    2,761       93,736
Deckers Outdoor Corp. (a)...............      748       35,395
Fossil, Inc. (a)........................    3,528       75,993
K-Swiss, Inc. (Class A).................    1,916       57,595
Maidenform Brands, Inc. (a).............    1,168       22,542
Quiksilver, Inc. (a)....................    8,976      109,059
Steven Madden, Ltd. ....................    1,368       53,680
The Timberland Co. (Class A) (a)........    3,928      113,009
Under Armour, Inc. (Class A) (a)........    2,120       84,842
Volcom, Inc. (a)........................      989       22,292
Warnaco Group, Inc. (a).................    3,434       66,414
                                                   -----------
                                                       891,609
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Clayton Holdings, Inc. (a)..............      656  $     8,246
Commercial Capital Bancorp, Inc. (a)....    4,096       65,290
Franklin Bank Corp. (a).................    1,686       33,518
KNBT Bancorp, Inc. .....................    1,892       30,424
NetBank, Inc. ..........................    3,467       20,975
NewAlliance Bancshares, Inc. ...........    7,717      113,054
Ocwen Financial Corp. (a)...............    2,691       40,096
W Holding Co., Inc. ....................    9,842       58,166
                                                   -----------
                                                       369,769
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Beacon Roofing Supply, Inc. (a).........    3,251       65,800
H&E Equipment Services, Inc. (a)........    1,181       28,805
Interline Brands, Inc. (a)..............    2,238       55,234
MSC Industrial Direct Co., Inc. (Class
  A)....................................    3,425      139,534
TAL International Group, Inc. ..........    1,332       28,252
TransDigm Group, Inc. (a)...............    1,016       24,811
Wesco International, Inc. (a)...........    3,581      207,805
Williams Scotsman International, Inc.
  (a)...................................    1,868       39,900
                                                   -----------
                                                       590,141
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Centennial Communications Corp. ........    1,779        9,482
Dobson Communications Corp. (Class A)
  (a)...................................   11,107       77,971
FiberTower Corp. (a)....................    2,223       21,007
iPCS, Inc. (a)..........................      852       45,625
Leap Wireless International, Inc. (a)...    3,270      158,562
SBA Communications Corp. (a)............    6,544      159,216
Syniverse Holdings, Inc. (a)............    2,061       30,915
                                                   -----------
                                                       502,778
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $62,448,256)....................            64,268,090
                                                   -----------
WARRANTS -- 0.0%(a)(b)
Pegasus (Cost $0).......................      569           --
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $4,161)....................    4,161        4,161
                                                   -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $62,452,417)....................            64,272,251
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.................               (62,027)
                                                   -----------
NET ASSETS -- 100.0%....................           $64,210,224
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.7%
Cubic Corp. ............................    1,517  $    29,703
Curtiss-Wright Corp. ...................    4,003      121,491
DRS Technologies, Inc. .................    3,653      159,526
Esterline Technologies Corp. (a)........    2,196       74,137
GenCorp, Inc. (a).......................    3,914       50,256
Heico Corp. ............................    1,827       53,074
Triumph Group, Inc. ....................    1,417       60,010
                                                   -----------
                                                       548,197
                                                   -----------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a)..............    3,603      137,058
Frontier Airlines Holdings, Inc. (a)....    3,244       26,763
                                                   -----------
                                                       163,821
                                                   -----------
AUTO COMPONENTS -- 0.9%
American Axle & Manufacturing Holdings,
  Inc. .................................    4,015       67,010
ArvinMeritor, Inc. .....................    5,768       82,136
Bandag, Inc. ...........................    1,111       45,596
Cooper Tire & Rubber Co. ...............    5,224       52,554
Lear Corp. .............................    5,860      121,302
Modine Manufacturing Co. ...............    2,737       66,591
Sauer-Danfoss, Inc. ....................    1,042       24,987
Superior Industries International,
  Inc. .................................    1,943       32,623
Tenneco Automotive, Inc. (a)............    4,192       98,051
TRW Automotive Holdings Corp. (a).......    2,918       70,236
Visteon Corp. (a).......................   11,633       94,809
                                                   -----------
                                                       755,895
                                                   -----------
AUTOMOBILES -- 0.0% (b)
Monaco Coach Corp. .....................    2,480       27,627
                                                   -----------
BEVERAGES -- 0.1%
PepsiAmericas, Inc. ....................    5,864      125,138
                                                   -----------
BIOTECHNOLOGY -- 0.1%
Cell Genesys, Inc. (a)..................    4,052       18,518
Incyte, Inc. (a)........................    6,156       26,040
Nabi Biopharmaceuticals (a).............    5,952       34,402
                                                   -----------
                                                        78,960
                                                   -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. ................      944       31,803
Ameron International Corp. .............      713       47,372
Apogee Enterprises, Inc. ...............    2,363       35,941
Builders FirstSource, Inc. (a)..........    1,434       21,840
ElkCorp.................................    1,739       47,214
Goodman Global, Inc. (a)................    2,095       27,968
Lennox International, Inc. .............    5,908      135,293
NCI Building Systems, Inc. (a)..........    1,807      105,113
PGT, Inc. (a)...........................      716       10,067
Universal Forest Products, Inc. ........    1,729       84,808
                                                   -----------
                                                       547,419
                                                   -----------
CAPITAL MARKETS -- 1.9%
Cohen & Steers, Inc. ...................      785       25,403
GAMCO Investors, Inc. ..................      638       24,282
Investment Technology Group, Inc. (a)...    3,960      177,210
Jefferies Group, Inc. ..................    9,241      263,368
Knight Capital Group, Inc. (a)..........    9,569      174,156
LaBranche & Co., Inc. (a)...............    5,210       54,028
Lazard, Ltd. ...........................    3,408      136,252
Piper Jaffray Cos., Inc. (a)............    1,806      109,480

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Raymond James Financial, Inc. ..........    8,423  $   246,289
Thomas Weisel Partners Group, Inc.
  (a)...................................    1,953       31,346
W.P. Carey & Co. LLC....................    2,530       69,600
W.P. Stewart & Co., Ltd. ...............    2,040       25,418
Waddell & Reed Financial, Inc. (Class
  A)....................................    7,594      187,951
                                                   -----------
                                                     1,524,783
                                                   -----------
CHEMICALS -- 4.0%
A. Schulman, Inc. ......................    2,760       64,888
Airgas, Inc. ...........................    6,044      218,611
Albemarle Corp. ........................    3,396      184,505
Arch Chemicals, Inc. ...................    2,126       60,485
Cabot Corp. ............................    5,199      193,403
Celanese Corp. .........................    9,698      173,594
Chemtura Corp. .........................   21,530      186,665
Cytec Industries, Inc. .................    3,397      188,839
Ferro Corp. ............................    3,815       67,831
FMC Corp. ..............................    3,262      208,996
Georgia Gulf Corp. .....................    2,983       81,794
H.B. Fuller Co. ........................    5,415      126,928
Hercules, Inc. (a)......................   10,178      160,507
Kronos Worldwide, Inc. .................      327        9,414
MacDermid, Inc. ........................    2,228       72,677
Minerals Technologies, Inc. ............    1,825       97,455
NewMarket Corp. ........................    1,340       77,934
NL Industries, Inc. ....................      721        7,167
Olin Corp. .............................    6,558      100,731
OM Group, Inc. (a)......................    2,598      114,156
PolyOne Corp. (a).......................    7,896       65,774
RPM International, Inc. ................   10,642      202,092
Sensient Technologies Corp. ............    4,267       83,505
Spartech Corp. .........................    2,930       78,436
Terra Nitrogen Co. LP...................      624       16,318
Tronox, Inc. ...........................    3,755       47,876
Valhi, Inc. ............................    1,121       26,063
Valspar Corp. ..........................    8,457      224,956
W.R. Grace & Co. (a)....................    5,055       67,029
Westlake Chemical Corp. ................    1,666       53,329
                                                   -----------
                                                     3,261,958
                                                   -----------
COMMERCIAL BANKS -- 8.4%
1st Source Corp. .......................    1,003       29,597
Alabama National Bancorp................    1,581      107,903
AMCORE Financial, Inc. .................    1,956       59,247
Arrow Financial Corp. ..................      705       17,867
Bancfirst Corp. ........................      624       29,153
BancorpSouth, Inc. .....................    6,612      183,549
Banner Corp. ...........................      939       38,537
BOK Financial Corp. ....................    2,031      106,831
Capital City Bank Group, Inc. ..........    1,176       36,574
Capitol Bancorp, Ltd. ..................    1,357       60,386
Centennial Bank Holdings, Inc. (a)......    5,054       48,923
Central Pacific Financial Corp. ........    2,668       97,595
Chemical Financial Corp. ...............    2,037       60,458
Chittenden Corp. .......................    4,003      114,846
Citizens Banking Corp. .................    3,982      104,567
City Holding Co. .......................    1,569       62,556
Columbia Banking System, Inc. ..........    1,418       45,390
Community Bank System, Inc. ............    2,578       57,128
Community Banks, Inc. ..................    2,058       55,154
Community Trust Bancorp, Inc. ..........    1,174       44,201
Cullen/Frost Bankers, Inc. .............    4,950      286,209

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
CVB Financial Corp. ....................    5,245  $    77,469
F N B Corp. ............................    5,570       92,796
First BanCorp- Puerto Rico..............    6,402       70,806
First Bancorp- North Carolina...........    1,259       25,658
First Charter Corp. ....................    2,763       66,478
First Citizens BancShares, Inc. Class
  A.....................................      473       90,390
First Commonwealth Financial Corp. .....    6,169       80,382
First Financial Bancorp.................    3,338       53,108
First Financial Bankshares, Inc. .......    1,474       56,233
First Financial Corp. ..................      958       30,570
First Indiana Corp. ....................    1,287       33,475
First Merchants Corp. ..................    1,755       41,506
First Midwest Bancorp, Inc. ............    4,577      173,423
First Republic Bank.....................    2,318       98,654
First State Bancorp.....................    1,391       36,124
FirstMerit Corp. .......................    6,852      158,761
Frontier Financial Corp. ...............    3,908      101,361
Glacier Bancorp, Inc. ..................    3,031      103,569
Great Southern Bancorp, Inc. ...........      836       23,492
Greater Bay Bancorp.....................    4,586      129,371
Hancock Holding Co. ....................    2,481      132,858
Harleysville National Corp. ............    2,664       53,546
IBERIABANK Corp. .......................      783       47,763
Independent Bank Corp.- Massachusetts...    1,431       46,536
Independent Bank Corp.- Michigan........    1,998       48,520
Integra Bank Corp. .....................    1,582       39,993
Interchange Financial Services Corp. ...    1,713       38,748
International Bancshares Corp. .........    4,525      134,302
Irwin Financial Corp. ..................    2,285       44,695
MB Financial, Inc. .....................    3,171      116,915
Mid-State Bancshares....................    2,057       56,280
Midwest Banc Holdings, Inc. ............    1,808       44,151
National Penn Bancshares, Inc. .........    3,975       77,985
NBT Bancorp, Inc. ......................    3,007       69,943
Old National Bancorp....................    5,290      101,039
Omega Financial Corp. ..................    1,018       30,611
Oriental Financial Group................    1,991       23,733
Pacific Capital Bancorp.................    4,138      111,602
Park National Corp. ....................      986       98,689
Placer Sierra Bancshares................    1,733       38,490
Provident Bankshares Corp. .............    3,000      111,150
Republic Bancorp, Inc.- Kentucky........      922       19,500
Republic Bancorp, Inc.- Michigan........    6,371       84,925
S&T Bancorp, Inc. ......................    2,293       74,522
S.Y. Bancorp, Inc. .....................    1,069       31,717
Sandy Spring Bancorp, Inc. .............    1,352       47,807
Santander BanCorp.......................      473        8,935
Seacoast Banking Corp. of Florida.......    1,406       42,461
Simmons First National Corp. ...........    1,172       34,000
South Financial Group, Inc. ............    6,825      177,655
Sterling Bancorp........................    1,650       32,439
Sterling Bancshares, Inc. ..............    4,123       83,491
Sterling Financial Corp.-
  Pennsylvania..........................    2,187       48,092
Suffolk Bancorp.........................      952       30,388
Sun Bancorp, Inc. (a)...................    1,407       26,494
Susquehanna Bancshares, Inc. ...........    4,551      111,226
SVB Financial Group (a).................    3,138      140,080
Tompkins Trustco, Inc. .................      696       31,633
Trustmark Corp. ........................    4,510      141,749
UMB Financial Corp. ....................    2,680       98,008
United Bankshares, Inc. ................    3,668      136,523

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
USB Holding Co., Inc. ..................    1,100  $    24,266
Washington Trust Bancorp, Inc. .........    1,109       29,400
WesBanco, Inc. .........................    1,629       47,599
West Coast Bancorp......................    1,344       41,046
Westamerica Bancorp.....................    2,795      141,175
Whitney Holding Corp. ..................    5,922      211,830
Wilmington Trust Corp. .................    6,158      274,339
Yardville National Bancorp..............      953       33,984
                                                   -----------
                                                     6,863,130
                                                   -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.5%
ABM Industries, Inc. ...................    4,040       75,790
ADESA, Inc. ............................    7,801      180,281
Banta Corp. ............................    2,179      103,720
Bowne & Co., Inc. ......................    2,750       39,270
Brady Corp. ............................    4,302      151,258
CDI Corp. ..............................    1,196       24,769
Central Parking Corp. ..................    1,676       27,654
Consolidated Graphics, Inc. (a).........    1,011       60,832
Deluxe Corp. ...........................    4,568       78,113
Ennis, Inc. ............................    2,290       49,578
G & K Services, Inc. (Class A)..........    1,839       66,995
Heidrick & Struggles International, Inc.
  (a)...................................    1,555       55,980
Herman Miller, Inc. ....................    5,976      204,439
IKON Office Solutions, Inc. ............    8,483      114,012
John H. Harland Co. ....................    2,469       89,995
Kelly Services, Inc. (Class A)..........    1,738       47,639
McGrath Rentcorp........................    1,994       51,046
NCO Group, Inc. (a).....................    2,696       70,689
PHH Corp. (a)...........................    4,887      133,904
School Specialty, Inc. (a)..............    1,763       62,216
United Stationers, Inc. (a).............    2,870      133,484
Viad Corp. .............................    1,771       62,711
Volt Information Sciences, Inc. (a).....      792       28,156
Watson Wyatt Worldwide, Inc. (Class
  A)....................................    3,890      159,179
                                                   -----------
                                                     2,071,710
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.5%
3Com Corp. (a)..........................   36,182      159,563
ADC Telecommunications, Inc. (a)........   10,619      159,285
Andrew Corp. (a)........................   14,632      135,053
Bel Fuse, Inc. (Class B)................    1,039       33,342
Black Box Corp. ........................    1,580       61,494
CIENA Corp. (a).........................    7,531      205,220
CommScope, Inc. (a).....................    5,420      178,101
Dycom Industries, Inc. (a)..............    3,598       77,357
Inter-Tel, Inc. ........................    1,657       35,791
Mastec, Inc. (a)........................    3,493       38,667
Powerwave Technologies, Inc. (a)........   10,227       77,725
Sycamore Networks, Inc. (a).............   15,901       60,106
                                                   -----------
                                                     1,221,704
                                                   -----------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (a).......................   10,045       44,298
Electronics for Imaging, Inc. (a).......    4,964      113,576
Emulex Corp. (a)........................    7,744      140,709
Gateway, Inc. (a).......................   20,802       39,316
Hutchinson Technology, Inc. (a).........    2,376       49,967
Imation Corp. ..........................    3,200      128,480
Quantum Corp. (a).......................   18,147       39,561
                                                   -----------
                                                       555,907
                                                   -----------
CONSTRUCTION & ENGINEERING -- 1.5%

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
EMCOR Group, Inc. (a)...................    2,760  $   151,359
Foster Wheeler, Ltd. (a)................    6,083      234,743
Granite Construction, Inc. .............    3,158      168,479
Insituform Technologies, Inc. (a).......    2,418       58,709
Quanta Services, Inc. (a)...............    9,320      157,135
The Shaw Group, Inc. (a)................    6,871      162,431
URS Corp. (a)...........................    4,688      182,316
Washington Group International, Inc. ...    2,657      156,391
                                                   -----------
                                                     1,271,563
                                                   -----------
CONSTRUCTION MATERIALS -- 0.1%
Texas Industries, Inc. .................    2,176      113,283
                                                   -----------
CONSUMER FINANCE -- 0.1%
Advanta Corp. (Class B).................    1,972       72,767
                                                   -----------
CONTAINERS & PACKAGING -- 0.9%
Aptargroup, Inc. .......................    2,951      150,147
Chesapeake Corp. .......................    1,800       25,758
Greif, Inc. (Class A)...................    1,342      107,508
Owens-Illinois, Inc. (a)................   12,967      199,951
Packaging Corp. of America..............    7,518      174,417
Rock-Tenn Co. ..........................    2,834       56,113
                                                   -----------
                                                       713,894
                                                   -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)............    1,763       24,541
Building Material Holding Corp. ........    2,507       65,232
                                                   -----------
                                                        89,773
                                                   -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Coinmach Service Corp. .................    2,865       28,449
Service Corp. International.............   26,481      247,333
Stewart Enterprises, Inc. (Class A).....    8,804       51,591
                                                   -----------
                                                       327,373
                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Financial Federal Corp. ................    2,363       63,329
Resource America, Inc. .................    1,344       27,955
                                                   -----------
                                                        91,284
                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Commonwealth Telephone Enterprises,
  Inc. .................................    1,801       74,255
Consolidated Communications Holdings,
  Inc. .................................    1,843       34,483
Fairpoint Communications, Inc. .........    2,541       44,213
IDT Corp. (Class B) (a).................    5,846       84,299
Iowa Telecommunications Services,
  Inc. .................................    2,447       48,426
North Pittsburgh Systems, Inc. .........    1,273       32,042
SureWest Communications.................    1,180       22,975
                                                   -----------
                                                       340,693
                                                   -----------
ELECTRIC UTILITIES -- 2.3%
ALLETE, Inc. ...........................    2,194       95,329
Cleco Corp. ............................    5,136      129,633
Duquesne Light Holdings, Inc. ..........    7,215      141,847
El Paso Electric Co. (a)................    4,152       92,756
Empire District Electric Co. ...........    2,553       57,136
Great Plains Energy, Inc. ..............    7,086      219,808
Hawaiian Electric Industries, Inc. .....    7,169      193,993
IDACORP, Inc. ..........................    3,922      148,291
MGE Energy, Inc. .......................    1,713       55,467
Otter Tail Corp. .......................    2,375       69,445
Portland General Electric Co. ..........    2,409       58,804
Sierra Pacific Resources (a)............   18,016      258,349
UIL Holdings Corp. .....................    1,968       73,800

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Unisource Energy Corp. .................    3,040  $   101,323
Westar Energy, Inc. ....................    7,960      187,139
                                                   -----------
                                                     1,883,120
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.1%
A.O. Smith Corp. .......................    1,864       73,498
Baldor Electric Co. ....................    2,587       79,757
Belden CDT, Inc. .......................    3,988      152,461
GrafTech International, Ltd. (a)........    8,938       52,198
Regal-Beloit Corp. .....................    2,792      121,452
Superior Essex, Inc. (a)................    1,784       61,102
Thomas & Betts Corp. (a)................    5,586      266,508
Woodward Governor Co. ..................    2,598       87,137
                                                   -----------
                                                       894,113
                                                   -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Agilysys, Inc. .........................    2,835       39,803
Anixter International, Inc. ............    3,108      175,509
Avnet, Inc. (a).........................   13,112      257,257
AVX Corp. ..............................    4,452       78,756
Checkpoint Systems, Inc. (a)............    3,272       54,021
Coherent, Inc. (a)......................    2,761       95,696
Electro Scientific Industries, Inc.
  (a)...................................    2,531       52,139
KEMET Corp. (a).........................    7,471       60,291
Littelfuse, Inc. (a)....................    2,054       71,274
Methode Electronics, Inc. (Class A).....    3,240       30,812
Newport Corp. (a).......................    3,281       53,480
Park Electrochemical Corp. .............    1,615       51,163
Paxar Corp. (a).........................    3,302       65,974
Plexus Corp. (a)........................    3,943       75,706
SYNNEX Corp (a).........................    1,325       30,488
Tech Data Corp. (a).....................    5,096      186,157
Technitrol, Inc. .......................    3,731      111,370
Tektronix, Inc. ........................    7,469      216,078
Vishay Intertechnology, Inc. (a)........   15,162      212,875
                                                   -----------
                                                     1,918,849
                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 1.3%
Bristow Group, Inc. (a).................    1,978       68,043
Hanover Compressor Co. (a)..............    7,971      145,232
Horizon Offshore, Inc. (a)..............    2,439       41,707
Lone Star Technologies, Inc. (a)........    2,696      130,432
NS Group, Inc. (a)......................    1,964      126,776
SEACOR Holdings, Inc. (a)...............    2,006      165,495
Tidewater, Inc. ........................    5,082      224,574
Veritas DGC, Inc. (a)...................    2,961      194,893
                                                   -----------
                                                     1,097,152
                                                   -----------
FOOD & STAPLES RETAILING -- 0.6%
Casey's General Stores, Inc. ...........    4,317       96,140
Great Atlantic & Pacific Tea Co. .......    1,478       35,590
Ingles Markets, Inc. ...................    1,188       31,339
Longs Drug Stores Corp. ................    2,730      125,607
Nash Finch Co. .........................    1,082       25,459
Ruddick Corp. ..........................    3,055       79,522
The Topps Co., Inc. ....................    3,484       31,217
Weis Markets, Inc. .....................      867       34,507
                                                   -----------
                                                       459,381
                                                   -----------
FOOD PRODUCTS -- 2.0%
Alico, Inc. ............................      309       18,080
Chiquita Brands International, Inc. ....    3,822       51,138
Corn Products International, Inc. ......    6,586      214,308

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Del Monte Foods Co. ....................   17,858  $   186,616
Delta and Pine Land Co. ................    3,165      128,183
Farmer Brothers Co. ....................      549       11,276
Fresh Del Monte Produce, Inc. ..........    2,579       44,849
Gold Kist, Inc. (a).....................    4,378       91,238
Hain Celestial Group, Inc. (a)..........    3,497       89,383
Lancaster Colony Corp. .................    2,371      106,126
Lance, Inc. ............................    2,679       58,992
Pilgrim's Pride Corp. ..................    3,745      102,426
Premium Standard Farms, Inc. ...........    1,660       31,623
Ralcorp Holdings, Inc. (a)..............    2,400      115,752
Reddy Ice Holdings, Inc. ...............    1,522       36,832
The J.M. Smucker Co. ...................    5,131      246,031
Tootsie Roll Industries, Inc. ..........    2,080       60,965
TreeHouse Foods, Inc. (a)...............    2,764       65,369
                                                   -----------
                                                     1,659,187
                                                   -----------
GAS UTILITIES -- 2.8%
AGL Resources, Inc. ....................    6,946      253,529
Atmos Energy Corp. .....................    7,167      204,618
Laclede Group, Inc. ....................    1,825       58,546
National Fuel Gas Co. ..................    7,129      259,139
New Jersey Resources Corp. .............    2,578      127,095
Nicor, Inc. ............................    4,040      172,750
Northwest Natural Gas Co. ..............    2,373       93,211
Peoples Energy Corp. ...................    3,382      137,478
Piedmont Natural Gas Co., Inc. .........    6,424      162,592
South Jersey Industries, Inc. ..........    2,506       74,955
Southern Union Co. .....................    9,390      247,990
Southwest Gas Corp. ....................    3,640      121,285
UGI Corp. ..............................    9,424      230,417
WGL Holdings, Inc. .....................    4,459      139,745
                                                   -----------
                                                     2,283,350
                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Advanced Medical Optics, Inc. (a).......    5,374      212,542
CONMED Corp. (a)........................    2,422       51,128
Datascope Corp. ........................    1,098       36,750
DJO, Inc. (a)...........................    1,968       81,731
Invacare Corp. .........................    2,838       66,750
STERIS Corp. ...........................    5,847      140,679
The Cooper Cos., Inc. ..................    4,045      216,407
                                                   -----------
                                                       805,987
                                                   -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
Chemed Corp. ...........................    2,268       73,166
Genesis HealthCare Corp. (a)............    1,724       82,114
Kindred Healthcare, Inc. (a)............    3,029       90,052
Landauer, Inc. .........................      786       39,889
Magellan Health Services, Inc. (a)......    3,388      144,329
Owens & Minor, Inc. ....................    3,643      119,818
RehabCare Group, Inc. (a)...............    1,496       19,598
                                                   -----------
                                                       568,966
                                                   -----------
HOTELS RESTAURANTS & LEISURE -- 2.2%
AFC Enterprises, Inc. (a)...............    2,338       33,761
Aztar Corp. (a).........................    3,270      173,343
Bob Evans Farms, Inc. ..................    3,311      100,257
CBRL Group, Inc. .......................    2,808      113,527
Cedar Fair LP...........................    4,546      119,605
Churchill Downs, Inc. ..................      787       33,101
Domino's Pizza, Inc. ...................    3,387       86,877
IHOP Corp. .............................    1,396       64,705

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Jack in the Box, Inc. (a)...............    3,254  $   169,794
Landry's Restaurants, Inc. .............    1,583       47,727
Lone Star Steakhouse & Saloon, Inc. ....    1,630       45,265
Marcus Corp. ...........................    1,894       43,505
Orient-Express Hotels, Ltd. (Class A)...    3,664      136,960
OSI Restaurant Partners, Inc. ..........    6,384      202,437
Pinnacle Entertainment, Inc. (a)........    4,397      123,644
Ryan's Restaurant Group, Inc. (a).......    3,819       60,607
Six Flags, Inc. (a).....................    6,765       35,381
Speedway Motorsports, Inc. .............    1,207       43,947
Triarc Cos., Inc. (Class B).............    4,273       64,608
Vail Resorts, Inc. (a)..................    2,817      112,736
                                                   -----------
                                                     1,811,787
                                                   -----------
HOUSEHOLD DURABLES -- 2.0%
American Greetings Corp. (Class A)......    4,932      114,028
Avatar Holdings, Inc. (a)...............      489       28,880
Beazer Homes USA, Inc. .................    3,359      131,136
Blyth, Inc. ............................    2,790       67,881
CSS Industries, Inc. ...................      710       21,101
Ethan Allen Interiors, Inc. ............    2,744       95,107
Furniture Brands International, Inc. ...    4,111       78,274
Kimball International, Inc. (Class B)...    2,311       44,602
La-Z-Boy, Inc. .........................    4,551       63,532
M.D.C. Holdings, Inc. ..................    3,178      147,618
M/I Homes, Inc. ........................    1,005       35,527
Meritage Homes Corp. (a)................    1,953       81,264
Palm Harbor Homes, Inc. (a).............      945       14,137
Russ Berrie & Co., Inc. (a).............      946       14,417
Ryland Group, Inc. .....................    3,968      171,457
Skyline Corp. ..........................      635       24,263
Snap-on, Inc. ..........................    4,803      213,974
Standard Pacific Corp. .................    5,694      133,809
Tupperware Brands Corp. ................    5,606      109,093
WCI Communities, Inc. (a)...............    3,091       53,907
                                                   -----------
                                                     1,644,007
                                                   -----------
HOUSEHOLD PRODUCTS -- 0.2%
Central Garden & Pet Co. (a)............    2,021       97,534
WD-40 Co. ..............................    1,323       47,191
                                                   -----------
                                                       144,725
                                                   -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.4%
Black Hills Corp. ......................    2,880       96,797
Dynegy, Inc. (Class A) (a)..............   35,433      196,299
                                                   -----------
                                                       293,096
                                                   -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ....................    2,707      227,659
Sequa Corp. (a).........................      547       51,342
Standex International Corp. ............    1,031       28,744
Teleflex, Inc. .........................    3,244      180,496
Tredegar Corp. .........................    2,288       38,301
                                                   -----------
                                                       526,542
                                                   -----------
INSURANCE -- 7.0%
21st Century Insurance Group............    2,377       35,536
Alfa Corp. .............................    3,409       58,873
Alleghany Corp. (a).....................      456      131,789
Allied World Assurance Holdings,
  Ltd. .................................      998       40,319
American Financial Group, Inc. .........    4,141      194,337
American National Insurance Co. ........    1,442      167,128

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
AmerUs Group Co. .......................    3,397  $   231,030
Argonaut Group, Inc. (a)................    2,756       85,519
Aspen Insurance Holdings, Ltd. .........    5,216      134,729
Assured Guaranty, Ltd. .................    4,213      109,243
Baldwin & Lyons, Inc. (Class B).........      880       21,314
Bristol West Holdings, Inc. ............    1,763       25,652
CNA Surety Corp. (a)....................    1,424       28,765
Delphi Financial Group..................    3,880      154,734
Endurance Specialty Holdings, Ltd. .....    5,374      189,487
Enstar Group, Inc. (a)..................      395       37,738
Erie Indemnity Co. (Class A)............    4,646      243,311
FBL Financial Group, Inc. (Class A).....    1,096       36,683
Great American Financial Resources,
  Inc. .................................      708       14,818
Hanover Insurance Group, Inc. ..........    4,630      206,637
Harleysville Group, Inc. ...............    1,273       44,542
Horace Mann Educators Corp. ............    3,647       70,132
Infinity Property & Casualty Corp. .....    1,800       74,034
IPC Holdings, Ltd. (a)..................    5,829      177,318
Kansas City Life Insurance Co. .........      405       18,444
LandAmerica Financial Group, Inc. ......    1,417       93,224
Max Re Capital, Ltd. ...................    3,938       90,416
Mercury General Corp. ..................    2,391      118,618
Montpelier Re Holdings, Ltd. ...........    9,195      178,291
National Western Life Insurance Co.
  (Class A).............................      203       46,668
Navigators Group, Inc. (a)..............    1,214       58,284
Odyssey Re Holdings Corp. ..............    1,579       53,339
Ohio Casualty Corp. ....................    5,419      140,190
PartnerRe, Ltd. ........................    5,100      344,607
Platinum Underwriters Holdings, Ltd. ...    5,380      165,865
Presidential Life Corp. ................    1,957       43,778
ProAssurance Corp. (a)..................    2,827      139,315
Reinsurance Group America, Inc. ........    2,652      137,718
RenaissanceRe Holdings, Ltd. ...........    5,644      313,806
RLI Corp. ..............................    1,960       99,548
Safety Insurance Group, Inc. ...........    1,266       61,604
Security Capital Assurance, Ltd. (a)....    1,932       46,271
Selective Insurance Group, Inc. ........    2,522      132,682
StanCorp Financial Group, Inc. .........    4,904      218,866
State Auto Financial Corp. .............    1,262       38,554
Stewart Information Services Corp. .....    1,489       51,773
The Commerce Group, Inc. ...............    5,593      168,070
The Midland Co. ........................    1,174       50,858
The Phoenix Cos., Inc. .................   10,324      144,536
United America Indemnity, Ltd. (a)......    1,978       44,446
United Fire & Casualty Co. .............    1,885       59,001
Wesco Financial Corp. ..................      126       55,062
Zenith National Insurance Corp. ........    3,387      135,107
                                                   -----------
                                                     5,762,609
                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ....................    5,903       71,898
                                                   -----------
IT SERVICES -- 1.4%
BearingPoint, Inc. (a)..................   16,316      128,244
Convergys Corp. (a).....................   12,524      258,621
Covansys Corp. (a)......................    1,660       28,452
CSG Systems International, Inc. (a).....    4,398      116,239
Forrester Research, Inc. (a)............    1,308       34,413
Gevity HR, Inc. ........................    2,167       49,364
infoUSA, Inc. ..........................    3,232       26,826
Mantech International Corp. (a).........    1,617       53,377

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
MAXIMUS, Inc. ..........................    1,862  $    48,598
MPS Group, Inc. (a).....................    9,120      137,803
Perot Systems Corp. (Class A) (a).......    7,276      100,336
Unisys Corp. (a)........................   31,404      177,747
                                                   -----------
                                                     1,160,020
                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Callaway Golf Co. ......................    5,903       77,388
JAKKS Pacific, Inc. (a).................    2,383       42,489
K2, Inc. (a)............................    4,280       50,205
Nautilus Group, Inc. ...................    2,939       40,411
Polaris Industries, Inc. ...............    3,680      151,432
                                                   -----------
                                                       361,925
                                                   -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Cambrex Corp. ..........................    2,240       46,390
PerkinElmer, Inc. ......................   11,414      216,067
                                                   -----------
                                                       262,457
                                                   -----------
MACHINERY -- 4.7%
AGCO Corp. (a)..........................    8,074      204,676
Albany International Corp. (Class A)....    2,249       71,563
Astec Industries, Inc. (a)..............    1,411       35,628
Barnes Group, Inc. .....................    3,518       61,776
Blount International, Inc. (a)..........    3,392       33,988
Briggs & Stratton Corp. ................    4,724      130,146
Cascade Corp. ..........................      938       42,820
CIRCOR International, Inc. .............    1,189       36,324
Crane Co. ..............................    4,737      198,007
EnPro Industries, Inc. (a)..............    1,892       56,873
Federal Signal Corp. ...................    4,141       63,150
Flowserve Corp. (a).....................    5,054      255,682
Freightcar America, Inc. ...............    1,121       59,413
Harsco Corp. ...........................    3,708      287,926
IDEX Corp. .............................    4,753      204,617
Kaydon Corp. ...........................    2,522       93,364
Kennametal, Inc. .......................    3,530      199,974
Lincoln Electric Holdings, Inc. ........    3,546      193,080
Lindsay Manufacturing Co. ..............    1,037       29,814
Mueller Industries, Inc. ...............    3,269      114,971
Mueller Water Products, Inc. (a)........    2,180       31,850
NACCO Industries, Inc. .................      473       64,285
Navistar International Corp. (a)........    6,067      156,650
Nordson Corp. ..........................    2,818      112,325
Robbins & Myers, Inc. ..................    1,024       31,662
Tecumseh Products Co. (Class A) (a).....    1,417       21,553
Tennant Co. ............................    1,428       34,757
The Greenbrier Cos., Inc. ..............    1,102       31,969
The Manitowoc Co., Inc. ................    5,486      245,718
The Timken Co. .........................    7,550      224,839
Trinity Industries, Inc. ...............    7,033      226,252
Valmont Industries, Inc. ...............    1,684       87,989
Wabash National Corp. ..................    2,859       39,140
Wabtec Corp. ...........................    4,447      120,647
Watts Water Technologies, Inc. .........    2,200       69,872
                                                   -----------
                                                     3,873,300
                                                   -----------
MARINE -- 0.3%
Alexander & Baldwin, Inc. ..............    3,941      174,862
Eagle Bulk Shipping, Inc. ..............    1,663       26,741
Genco Shipping & Trading, Ltd. .........      922       20,893

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Horizon Lines, Inc. ....................    2,177  $    36,356
                                                   -----------
                                                       258,852
                                                   -----------
MEDIA -- 2.2%
Belo Corp. .............................    8,575      135,571
Carmike Cinemas, Inc. ..................    1,025       17,609
Catalina Marketing Corp. ...............    3,288       90,420
Citadel Broadcasting Corp. .............    2,914       27,392
Courier Corp. ..........................      928       34,466
Cox Radio, Inc. (Class A) (a)...........    3,049       46,802
Cumulus Media, Inc. (a).................    3,163       30,238
Emmis Communications Corp. (a)..........    3,011       36,885
Entercom Communications Corp. ..........    2,839       71,543
Fisher Communications, Inc. (a).........      564       23,434
Hearst-Argyle Television, Inc. .........    2,407       55,241
Journal Communications, Inc. ...........    3,804       42,871
Journal Register Co. ...................    3,431       19,454
Lee Enterprises, Inc. ..................    3,520       88,845
Lin TV Corp. (Class A) (a)..............    2,448       19,045
McClatchy Co. (Class A).................    4,934      208,165
Media General, Inc. (Class A)...........    1,896       71,517
Meredith Corp. .........................    3,608      177,983
Radio One, Inc. (Class A) (a)...........    7,019       43,799
RCN Corp. (a)...........................    3,317       93,871
Reader's Digest Association, Inc. ......    8,758      113,504
Regal Entertainment Group...............    4,873       96,583
Scholastic Corp. (a)....................    3,115       97,032
Sinclair Broadcast Group, Inc. .........    4,251       33,370
Sun-Times Media Group, Inc..............    5,039       33,157
Westwood One, Inc. .....................    6,592       46,671
World Wrestling Entertainment, Inc.
  (Class A).............................    1,652       27,142
                                                   -----------
                                                     1,782,610
                                                   -----------
METALS & MINING -- 2.7%
Aleris International, Inc. (a)..........    2,747      138,833
AMCOL International Corp. ..............    2,298       57,243
Brush Engineered Materials, Inc. (a)....    1,739       43,249
Carpenter Technology Corp. .............    2,043      219,643
Century Aluminum Co. (a)................    2,120       71,338
Chaparral Steel Co. (a).................    3,902      132,902
Cleveland-Cliffs, Inc. .................    3,740      142,531
Commercial Metals Co. ..................   10,831      220,194
Compass Minerals International, Inc. ...    2,835       80,259
Gibraltar Industries, Inc. .............    2,424       53,764
Kaiser Aluminum Corp. (a)...............      973       43,143
Oregon Steel Mills, Inc. (a)............    3,140      153,452
Quanex Corp. ...........................    3,302      100,216
Reliance Steel & Aluminum Co. ..........    5,676      182,427
RTI International Metals, Inc. (a)......    2,044       89,077
Ryerson Tull, Inc. .....................    2,072       45,356
Schnitzer Steel Industries, Inc. (Class
  A)....................................    2,036       64,215
Steel Dynamics, Inc. ...................    4,399      221,930
Stillwater Mining Co. (a)...............    4,032       33,869
Worthington Industries, Inc. ...........    6,529      111,385
                                                   -----------
                                                     2,205,026
                                                   -----------
MULTI-UTILITIES -- 2.2%
Aquila, Inc. (a)........................   34,234      148,233
Avista Corp. ...........................    4,399      104,168
CH Energy Group, Inc. ..................    1,421       73,139
CMS Energy Corp. (a)....................   19,761      285,349
NorthWestern Corp. .....................    3,226      112,846

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
OGE Energy Corp. .......................    8,050  $   290,686
PNM Resources, Inc. ....................    5,725      157,838
Puget Energy, Inc. .....................   10,334      234,892
Vectren Corp. ..........................    6,965      187,010
WPS Resources Corp. ....................    3,843      190,728
                                                   -----------
                                                     1,784,889
                                                   -----------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)......................   10,246      202,973
Dillards, Inc. (Class A)................    5,816      190,358
Saks, Inc. .............................   10,998      190,045
Tuesday Morning Corp. ..................    2,951       40,960
                                                   -----------
                                                       624,336
                                                   -----------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Amerigas Partners LP....................    2,933       90,512
Atlas Pipeline Holdings LP (a)..........      313        6,479
Aventine Renewable Energy Holdings, Inc
  (a)...................................      814       17,411
Boardwalk Pipeline Partners LP..........    4,370      116,854
Buckeye Partners LP.....................    3,363      146,627
Calumet Specialty Products Partners
  LP....................................    1,062       33,931
Crosstex Energy LP......................    1,294       46,273
DCP Midstream Partners LP...............      900       25,200
Dorchester Minerals LP..................    2,262       58,246
Double Hull Tankers, Inc. ..............    1,518       20,872
Enbridge Energy Partners LP.............    4,479      208,497
Evergreen Energy, Inc. .................    7,400       77,774
Ferrellgas Partners LP..................    3,216       73,293
Forest Oil Corp. (a)....................    4,982      157,381
General Maritime Corp. .................    2,502       91,523
Giant Industries, Inc. (a)..............    1,271      103,205
Harvest Natural Resources, Inc. (a).....    3,302       34,176
Holly Energy Partners LP................      617       23,298
Hugoton Royalty Trust...................    3,563       93,885
Inergy Holdings LP......................      863       29,687
Inergy LP...............................    3,404       92,725
James River Coal Co. (a)................    1,500       15,825
Linn Energy LLC.........................    1,387       31,499
Magellan Midstream Partners LP..........    5,984      220,810
Markwest Energy Partners LP.............    1,100       53,900
Massey Energy Co. ......................    7,960      166,682
McMoRan Exploration Co. (a).............    2,143       38,017
Meridian Resource Corp. (a).............    7,920       24,235
Natural Resource Partners LP............    1,521       77,586
Overseas Shipholding Group, Inc. .......    2,728      168,509
Pacific Energy Partners LP..............    2,263       79,658
Penn Virginia Resource Partners LP......    2,301       55,293
Petrohawk Energy Corp. (a)..............   15,270      158,503
Plains All American Pipeline LP.........    5,071      234,027
Ship Finance International, Ltd. .......    3,481       69,272
Stone Energy Corp. (a)..................    2,287       92,578
Suburban Propane Partners LP............    2,755       93,009
Sunoco Logistics Partners LP............    1,405       62,888
Swift Energy Co. (a)....................    2,531      105,846
TC Pipelines LP.........................    1,414       43,184
Teekay LNG Partners LP..................      960       29,232
Teekay Shipping Corp. ..................    3,973      163,330
TEPPCO Partners LP......................    6,781      251,982
The Houston Exploration Co. (a).........    2,666      147,030
U.S. Shipping Partners LP...............      635       12,230
USEC, Inc. .............................    7,654       73,785

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Valero LP...............................    3,355  $   167,750
VeraSun Energy Corp (a).................    1,522       24,428
Whiting Petroleum Corp. (a).............    3,389      135,899
Williams Partners LP....................    1,276       46,051
                                                   -----------
                                                     4,390,887
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.6%
Bowater, Inc. ..........................    4,861       99,991
Buckeye Technologies, Inc. (a)..........    3,402       28,917
Deltic Timber Corp. ....................    1,030       49,090
Glatfelter..............................    3,434       46,531
Louisiana-Pacific Corp. ................    9,612      180,417
Neenah Paper, Inc. .....................    1,347       46,108
Schweitzer-Mauduit International,
  Inc. .................................    1,334       25,319
Wausau-Mosinee Paper Corp. .............    4,095       55,282
                                                   -----------
                                                       531,655
                                                   -----------
PERSONAL PRODUCTS -- 0.2%
Nu Skin Enterprises, Inc. (Class A).....    4,817       84,394
Playtex Products, Inc. (a)..............    5,067       67,898
                                                   -----------
                                                       152,292
                                                   -----------
PHARMACEUTICALS -- 0.4%
Alpharma, Inc. (Class A)................    3,597       84,134
KV Pharmaceutical Co. (Class A) (a).....    3,796       89,965
Perrigo Co. ............................    7,963      135,132
                                                   -----------
                                                       309,231
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.0%
Aames Investment Corp. .................    4,362       15,354
Acadia Realty Trust.....................    2,528       64,464
Alexandria Real Estate Equities,
  Inc. .................................    2,344      219,867
American Financial Realty Trust.........   11,766      131,309
American Home Mortgage Investment
  Corp. ................................    4,102      143,037
Annaly Mortgage Management, Inc. .......   17,323      227,624
Anthracite Capital, Inc. ...............    5,041       64,827
Arbor Realty Trust, Inc. ...............    1,508       38,544
Ashford Hospitality Trust, Inc. ........    5,603       66,844
Brandywine Realty Trust.................    8,095      263,492
BRE Properties, Inc. (Class A)..........    4,643      277,326
Capital Lease Funding, Inc. ............    2,870       31,828
Capital Trust, Inc. (Class A)...........    1,015       41,341
CBL & Associates Properties, Inc. ......    5,778      242,156
CentraCore Properties Trust.............    1,038       32,956
Colonial Properties Trust...............    4,117      196,834
Cousins Properties, Inc. ...............    3,508      120,009
Crescent Real Estate Equities Co. ......    8,593      187,413
Crystal River Capital, Inc. ............      645       14,758
Deerfield Triarc Capital Corp. .........    3,517       46,108
DiamondRock Hospitality Co. ............    5,972       99,195
EastGroup Properties, Inc. .............    1,966       98,025
Education Realty Trust, Inc. ...........    2,295       33,874
Entertainment Properties Trust..........    2,404      118,565
Equity Inns, Inc. ......................    4,839       77,037
Equity Lifestyle Properties, Inc. ......    1,879       85,889
Equity One, Inc. .......................    3,528       84,566
Extra Space Storage, Inc. ..............    4,557       78,882
FelCor Lodging Trust, Inc. .............    5,583      111,939
Fieldstone Investment Corp. ............    4,528       39,529
First Industrial Realty Trust, Inc. ....    4,077      179,388
Franklin Street Properties Corp. .......    5,927      117,710
Friedman, Billings, Ramsey Group,
  Inc. .................................   13,531      108,654
Getty Realty Corp. .....................    1,733       50,742

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Glenborough Realty Trust, Inc. .........    2,942  $    75,698
Glimcher Realty Trust...................    3,226       79,940
GMH Communities Trust...................    3,346       42,227
Gramercy Capital Corp./New York.........    1,734       43,714
Health Care REIT, Inc. .................    5,657      226,337
Healthcare Realty Trust, Inc. ..........    4,378      168,159
Heritage Property Investment Trust......    2,350       85,681
Highland Hospitality Corp. .............    4,926       70,590
Highwoods Properties, Inc. .............    4,917      182,962
Home Properties, Inc. ..................    3,164      180,854
HomeBanc Corp. .........................    4,102       25,227
HRPT Properties Trust...................   18,837      225,102
Impac Mortgage Holdings, Inc. ..........    5,989       56,117
Inland Real Estate Corp. ...............    5,235       91,717
Innkeepers USA Trust....................    3,871       63,059
Investors Real Estate Trust.............    4,086       39,879
JER Investors Trust, Inc. ..............    2,185       37,495
Kilroy Realty Corp. ....................    2,873      216,452
KKR Financial Corp. ....................    7,369      180,835
LaSalle Hotel Properties................    3,668      158,971
Lexington Corporate Properties Trust....    4,536       96,072
Longview Fibre Co. .....................    6,015      122,225
LTC Properties, Inc. ...................    1,792       43,456
Luminent Mortgage Capital, Inc. ........    3,054       31,426
Medical Properties Trust, Inc. .........    3,508       46,972
MFA Mortgage Investments, Inc. .........    6,515       48,537
Mid-America Apartment Communities,
  Inc. .................................    2,208      135,174
Mills Corp. ............................    4,932       82,414
National Health Investors, Inc. ........    2,106       59,663
National Retail Properties, Inc. .......    5,306      114,610
Nationwide Health Properties, Inc. .....    7,188      192,207
New Century Financial Corp. ............    4,567      179,529
Newcastle Investment Corp. .............    4,030      110,462
Newkirk Realty Trust, Inc. .............    1,337       22,034
Novastar Financial, Inc. ...............    2,835       82,754
Omega Healthcare Investors, Inc. .......    5,115       76,776
Pan Pacific Retail Properties, Inc. ....    3,625      251,647
Parkway Properties, Inc. ...............    1,263       58,717
Pennsylvania Real Estate Investment
  Trust.................................    3,216      136,905
Post Properties, Inc. ..................    3,867      183,760
Potlatch Corp. .........................    3,543      131,445
PS Business Parks, Inc. ................    1,413       85,204
RAIT Investment Trust...................    2,555       73,712
Ramco-Gershenson Properties Trust.......    1,496       47,797
Rayonier, Inc. .........................    6,740      254,772
Realty Income Corp. ....................    7,968      196,889
Reckson Associates Realty Corp. ........    7,368      315,350
Redwood Trust, Inc. ....................    2,123      106,935
Saul Centers, Inc. .....................      933       41,985
Saxon Capital, Inc. ....................    4,590       64,444
Senior Housing Properties Trust.........    6,583      140,481
Sovran Self Storage, Inc. ..............    1,521       84,492
Spirit Finance Corp. ...................    8,375       97,234
Strategic Hotels & Resorts, Inc. .......    6,597      131,148
Sun Communities, Inc. ..................    1,357       43,370
Sunstone Hotel Investors, Inc. .........    5,084      151,096
Tanger Factory Outlet Centers, Inc. ....    2,659       94,714
Taubman Centers, Inc. ..................    4,738      210,462
Trustreet Properties, Inc. .............    6,137       76,774
U-Store-It Trust........................    4,074       87,428
Universal Health Realty Income Trust....    1,038       37,212

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Urstadt Biddle Properties (Class A).....    1,753  $    31,852
Washington Real Estate Investment
  Trust.................................    4,111      163,618
                                                   -----------
                                                    10,704,856
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Affordable Residential Communities
  (a)...................................    3,159       30,611
Tejon Ranch Co. (a).....................      873       37,041
Trammell Crow Co. (a)...................    3,296      120,337
                                                   -----------
                                                       187,989
                                                   -----------
ROAD & RAIL -- 1.9%
Amerco, Inc. (a)........................      687       50,941
Arkansas Best Corp. ....................    1,958       84,253
Avis Budget Group, Inc. ................    9,090      166,256
Con-way, Inc. ..........................    4,256      190,754
Dollar Thrifty Automotive Group (a).....    1,945       86,689
Kansas City Southern (a)................    6,749      184,315
Laidlaw International, Inc. ............    7,544      206,177
Ryder Systems, Inc. ....................    5,590      288,891
Werner Enterprises, Inc. ...............    5,016       93,849
YRC Worldwide, Inc. (a).................    5,264      194,979
                                                   -----------
                                                     1,547,104
                                                   -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.8%
Actel Corp. (a).........................    2,315       35,998
Advanced Energy Industries, Inc. (a)....    2,864       48,803
Axcelis Technologies, Inc. (a)..........    9,212       65,037
Cohu, Inc. .............................    1,805       32,183
Credence Systems Corp. (a)..............    7,280       20,748
Cypress Semiconductor Corp. (a).........   12,504      222,196
Entegris, Inc. (a)......................   10,816      118,003
Exar Corp. (a)..........................    3,202       42,555
Fairchild Semiconductor International,
  Inc. (a)..............................   11,045      206,541
Integrated Device Technology, Inc.
  (a)...................................   17,980      288,759
Kulicke & Soffa Industries, Inc. (a)....    4,718       41,707
Lattice Semiconductor Corp. (a).........    9,797       66,815
MKS Instruments, Inc. (a)...............    3,225       65,500
Photronics, Inc. (a)....................    3,414       48,240
Standard Microsystems Corp. (a).........    1,871       53,174
TriQuint Semiconductor, Inc. (a)........   12,602       65,530
Veeco Instruments, Inc. (a).............    2,390       48,158
                                                   -----------
                                                     1,469,947
                                                   -----------
SOFTWARE -- 1.2%
Aspen Technology, Inc. (a)..............    4,428       48,354
Borland Software Corp. (a)..............    6,345       36,357
Compuware Corp. (a).....................   33,454      260,607
Novell, Inc. (a)........................   30,808      188,545
Sybase, Inc. (a)........................    8,152      197,604
The Reynolds & Reynolds Co. ............    5,835      230,541
                                                   -----------
                                                       962,008
                                                   -----------
SPECIALTY RETAIL -- 2.0%
Asbury Automotive Group, Inc. ..........    2,096       43,178
Barnes & Noble, Inc. ...................    4,831      183,288
Blockbuster, Inc. (Class A) (a).........   14,955       57,427
Borders Group, Inc. ....................    5,883      120,013
Buckle, Inc. ...........................      766       29,062
CSK Auto Corp. (a)......................    3,548       50,027
DEB Shops, Inc. ........................      306        7,846
Group 1 Automotive, Inc. ...............    1,876       93,612

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Jo-Ann Stores, Inc. (a).................    1,956  $    32,704
Lithia Motors, Inc. (Class A)...........    1,325       32,754
OfficeMax, Inc. ........................    6,362      259,188
Payless ShoeSource, Inc. (a)............    6,182      153,932
Pier 1 Imports, Inc. ...................    7,310       54,240
Sonic Automotive, Inc. (Class A)........    2,694       62,205
Stage Stores, Inc. .....................    2,260       66,308
Talbots, Inc. ..........................    1,999       54,473
The Cato Corp. (Class A)................    2,673       58,566
The Pep Boys -- Manny, Moe & Jack.......    4,705       60,459
United Auto Group, Inc. ................    3,542       82,883
Zale Corp. (a)..........................    4,391      121,806
                                                   -----------
                                                     1,623,971
                                                   -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
Brown Shoe Co., Inc. (a)................    2,598       93,112
Hanesbrands, Inc. (a)...................    8,635      194,374
Kellwood Co. ...........................    2,083       60,053
Kenneth Cole Productions, Inc. (Class
  A)....................................    1,019       24,833
Movado Group, Inc. .....................    1,667       42,375
Oxford Industries, Inc. ................    1,391       59,688
Phillips-Van Heusen Corp. ..............    4,961      207,221
Skechers USA, Inc. (a)..................    2,037       47,890
Stride Rite Corp. ......................    2,969       41,447
UniFirst Corp. .........................    1,161       36,270
Wolverine World Wide, Inc. .............    5,080      143,815
Xerium Technologies, Inc. ..............    1,816       20,121
                                                   -----------
                                                       971,199
                                                   -----------
THRIFTS & MORTGAGE FINANCE -- 3.3%
Accredited Home Lenders Holding Co.
  (a)...................................    1,748       62,823
Anchor Bancorp Wisconsin, Inc. .........    1,868       53,350
Bank Mutual Corp. ......................    5,229       63,428
BankAtlantic Bancorp, Inc. (Class A)....    4,253       60,478
BankUnited Financial Corp. .............    3,364       87,700
Brookline Bancorp, Inc. ................    5,316       73,095
Capitol Federal Financial...............    1,791       63,688
Charter Financial Corp. ................      402       16,076
CharterMac..............................    4,646       92,734
City Bank...............................      769       36,166
Clifton Savings Bancorp, Inc. ..........    1,270       14,249
Corus Bankshares, Inc. .................    2,910       65,068
Dime Community Bancshares...............    3,070       45,221
Doral Financial Corp. ..................    8,371       55,165
Downey Financial Corp. .................    1,822      121,236
Fidelity Bankshares, Inc. ..............    2,038       79,502
First Busey Corp. ......................    1,417       32,180
First Financial Holdings, Inc. .........    1,111       38,018
First Niagara Financial Group, Inc. ....   10,189      148,556
First Place Financial Corp. ............    1,579       35,780
FirstFed Financial Corp. (a)............    1,509       85,591
Flagstar Bancorp, Inc. .................    3,378       49,150
Flushing Financial Corp. ...............    1,525       26,688
Fremont General Corp. ..................    5,980       83,660
Harbor Florida Bancshares, Inc. ........    2,004       88,797
IndyMac Bancorp, Inc. ..................    6,121      251,940
Kearny Financial Corp. .................    1,977       30,011
MAF Bancorp, Inc. ......................    2,817      116,314
Northwest Bancorp, Inc. ................    1,712       43,656
OceanFirst Financial Corp. .............      899       19,284
Partners Trust Financial Group, Inc. ...    3,640       38,984
PFF Bancorp, Inc. ......................    1,874       69,413

STREETTRACKS DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
Provident Financial Services, Inc. .....    5,542  $   102,582
Provident New York Bancorp..............    3,717       50,849
Roma Financial Corp. (a)................      890       13,546
TierOne Corp. ..........................    1,511       51,268
Triad Guaranty, Inc. (a)................    1,013       51,835
TrustCo Bank Corp. NY...................    6,753       73,203
United Community Financial Corp. .......    2,541       31,305
Washington Federal, Inc. ...............    7,869      176,580
Wauwatosa Holdings, Inc. (a)............      959       16,926
WSFS Financial Corp. ...................      539       33,520
                                                   -----------
                                                     2,749,615
                                                   -----------
TOBACCO -- 0.2%
Universal Corp. ........................    2,286       83,507
Vector Group, Ltd. .....................    2,740       44,435
                                                   -----------
                                                       127,942
                                                   -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
Aircastle, Ltd. ........................      781       22,696
Applied Industrial Technologies,
  Inc. .................................    3,481       84,936
BlueLinx Holdings, Inc. ................    1,110       10,567
GATX Corp. .............................    4,137      171,148
Kaman Corp. (Class A)...................    2,022       36,416
Lawson Products, Inc. ..................      492       20,625
UAP Holding Corp. ......................    3,606       77,060
United Rentals, Inc. (a)................    5,879      136,687
Watsco, Inc. ...........................    2,236      102,878
                                                   -----------
                                                       663,013
                                                   -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ........................    1,056       23,718
Macquarie Infrastructure Co. Trust......    2,211       68,939
                                                   -----------
                                                        92,657
                                                   -----------

SECURITY DESCRIPTION                       SHARES     VALUE
--------------------                       ------  -----------
WATER UTILITIES -- 0.5%
American States Water Co. ..............    1,502  $    57,452
Aqua America, Inc. .....................   11,815      259,221
California Water Service Group..........    1,489       54,989
SJW Corp. ..............................    1,184       35,413
                                                   -----------
                                                       407,075
                                                   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
USA Mobility, Inc. .....................    2,311       52,783
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $76,090,347)....................            81,849,287
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $33,781)...................   33,781       33,781
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $76,124,128)....................            81,883,068
OTHER ASSETS AND LIABILITIES -- 0.2%....               129,847
                                                   -----------
NET ASSETS -- 100.0%....................           $82,012,915
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

STREETTRACKS DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMON STOCKS -- 99.7%
FINLAND -- 1.2%
Nokia Oyj ADR.........................    73,731  $  1,451,763
                                                  ------------
FRANCE -- 2.1%
Total SA ADR..........................    40,504     2,670,834
                                                  ------------
GERMANY -- 1.0%
Siemens AG ADR........................    15,017     1,307,981
                                                  ------------
ITALY -- 1.1%
Eni SpA ADR...........................    22,254     1,324,336
                                                  ------------
JAPAN -- 4.4%
Mitsubishi UFJ Financial Group, Inc.
  ADR.................................   193,649     2,480,644
Toyota Motor Corp. ADR................    27,549     3,000,086
                                                  ------------
                                                     5,480,730
                                                  ------------
NETHERLANDS -- 1.3%
ING Groep N.V. ADR....................    37,628     1,654,880
                                                  ------------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd. GDR *...     4,883     1,713,933
                                                  ------------
SPAIN -- 1.1%
Telefonica SA ADR.....................    25,951     1,344,521
                                                  ------------
SWITZERLAND -- 7.3%
Nestle SA.............................     7,195     2,501,711
Novartis AG ADR.......................    41,863     2,446,474
Roche Holding AG......................    12,596     2,171,741
UBS AG................................    34,401     2,040,323
                                                  ------------
                                                     9,160,249
                                                  ------------
UNITED KINGDOM -- 17.2%
AstraZeneca PLC ADR...................    28,008     1,750,500
Barclays PLC ADR......................    29,314     1,488,272
BP PLC ADR............................    59,233     3,884,500
GlaxoSmithKline PLC ADR...............    53,815     2,864,572
HBOS PLC..............................    68,119     1,344,958
HSBC Holdings PLC ADR.................    41,368     3,786,413
Royal Bank of Scotland Group PLC......    56,945     1,956,153
Royal Dutch Shell PLC ADR.............    33,748     2,230,743
Vodafone Group PLC ADR................    94,714     2,165,162
                                                  ------------
                                                    21,471,273
                                                  ------------
UNITED STATES -- 61.6%
Abbott Laboratories...................    27,558     1,338,216
Altria Group, Inc. ...................    37,270     2,853,018
American International Group, Inc. ...    41,069     2,721,232
AT&T, Inc. ...........................    69,922     2,276,660
Bank of America Corp. ................    82,137     4,400,079
Chevron Corp. ........................    39,560     2,565,862
Cisco Systems, Inc. (a)...............   110,718     2,546,514
Citigroup, Inc. ......................    89,503     4,445,614
ConocoPhillips........................    27,695     1,648,683
Dell, Inc. (a)........................    35,881       819,522
Exxon Mobil Corp. ....................   107,037     7,182,183
General Electric Co. .................   187,129     6,605,654
Hewlett-Packard Co. ..................    50,203     1,841,948
Intel Corp. ..........................   104,706     2,153,802
International Business Machines
  Corp. ..............................    27,436     2,248,106
Johnson & Johnson.....................    53,523     3,475,784
JPMorgan Chase & Co. .................    62,537     2,936,737
Merck & Co., Inc. ....................    39,174     1,641,391
Microsoft Corp. ......................   159,566     4,360,939

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Morgan Stanley........................    17,538  $  1,278,696
PepsiCo, Inc. ........................    29,924     1,952,840
Pfizer, Inc. .........................   131,817     3,738,330
Procter & Gamble Co. .................    57,151     3,542,219
The Coca-Cola Co. ....................    38,737     1,730,769
Time Warner, Inc. ....................    71,490     1,303,263
Verizon Communications, Inc. .........    52,176     1,937,295
Wal-Mart Stores, Inc. ................    46,456     2,291,210
Wyeth.................................    23,853     1,212,686
                                                  ------------
                                                    77,049,252
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $114,662,924).................             124,629,752
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $123,191)..........   123,191       123,191
                                                  ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $114,786,115).................             124,752,943
OTHER ASSETS AND
  LIABILITIES -- 0.2%.................                 275,736
                                                  ------------
NET ASSETS -- 100.0%..................            $125,028,679
                                                  ============

(a) None income producing security
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
 * Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of September 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                                    PERCENT OF
INDUSTRY                                            NET ASSETS
--------                                            ----------
Oil, Gas & Consumable Fuels.......................  $     17.2%
Pharmaceuticals...................................        16.5
Diversified Financial Services....................        10.8
Commercial Banks..................................         8.8
Industrial Conglomerates..........................         6.3
Diversified Telecommunication Services............         4.5
Computers & Peripherals...........................         3.9
Software..........................................         3.5
Communications Equipment..........................         3.2
Semiconductors & Semiconductor Equipment..........         3.1
Beverages.........................................         3.0
Household Products................................         2.8
Capital Markets...................................         2.7
Automobiles.......................................         2.4
Tobacco...........................................         2.3
Insurance.........................................         2.2
Food Products.....................................         2.0
Food & Staples Retailing..........................         1.8
Wireless Telecommunication Services...............         1.7
Media.............................................         1.0
Short-Term Investments............................         0.1
Other Assets & Liabilities........................         0.2
                                                    ----------
TOTAL.............................................       100.0%
                                                    ==========

STREETTRACKS DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                  ---------   --------------
COMMON STOCKS -- 99.6%
DIVERSIFIED REIT'S -- 8.4%
Colonial Properties Trust...........    177,139   $    8,469,016
Crescent Real Estate Equities
  Co. ..............................    369,762        8,064,509
Liberty Property Trust..............    347,017       16,583,943
PS Business Parks, Inc. ............     62,167        3,748,670
Vornado Realty Trust................    506,902       55,252,318
Washington Real Estate Investment
  Trust.............................    172,938        6,882,932
                                                  --------------
                                                      99,001,388
                                                  --------------
INDUSTRIAL REIT'S -- 7.3%
AMB Property Corp. .................    337,777       18,614,890
EastGroup Properties, Inc. .........     85,436        4,259,839
First Industrial Realty Trust,
  Inc. .............................    171,459        7,544,196
First Potomac Realty Trust..........     90,624        2,738,657
ProLogis............................    934,861       53,343,169
                                                  --------------
                                                      86,500,751
                                                  --------------
OFFICE REIT'S -- 22.4%
Alexandria Real Estate Equities,
  Inc. .............................    102,615        9,625,287
American Financial Realty Trust.....    494,858        5,522,615
BioMed Realty Trust, Inc. ..........    247,400        7,506,116
Boston Properties, Inc. ............    440,319       45,502,566
Brandywine Realty Trust.............    348,793       11,353,212
Corporate Office Properties Trust...    162,989        7,295,388
Cousins Properties, Inc. ...........    155,651        5,324,821
Digital Realty Trust, Inc. .........    139,167        4,358,710
Duke Realty Corp. ..................    519,759       19,412,999
Equity Office Properties Trust......  1,349,901       53,672,064
Glenborough Realty Trust, Inc. .....    124,865        3,212,776
Highwoods Properties, Inc. .........    206,726        7,692,275
HRPT Properties Trust...............    808,984        9,667,359
Kilroy Realty Corp. ................    124,868        9,407,555
Mack-Cali Realty Corp. .............    240,242       12,444,536
Maguire Properties, Inc. ...........    139,614        5,687,874
Parkway Properties, Inc. ...........     54,262        2,522,640
Reckson Associates Realty Corp. ....    318,349       13,625,337
SL Green Realty Corp. ..............    176,426       19,706,784
Trizec Properties, Inc. ............    363,452       10,507,397
                                                  --------------
                                                     264,048,311
                                                  --------------
RESIDENTIAL REIT'S -- 20.7%
American Campus Communities,
  Inc. .............................     85,408        2,178,758
Apartment Investment & Management
  Co. (Class A).....................    374,396       20,370,886
Archstone-Smith Trust...............    817,352       44,496,643
Associated Estates Realty Corp. ....     57,577          890,716
Avalonbay Communities, Inc. ........    286,451       34,488,701
BRE Properties, Inc. (Class A)......    199,406       11,910,521
Camden Property Trust...............    217,294       16,516,517
Education Realty Trust, Inc. .......    101,837        1,503,114
Equity Lifestyle Properties,
  Inc. .............................     83,706        3,826,201
Equity Residential..................  1,122,850       56,793,753
Essex Property Trust, Inc. .........     88,480       10,741,472
GMH Communities Trust...............    160,204        2,021,775
Home Properties, Inc. ..............    133,084        7,607,082
Mid-America Apartment Communities,
  Inc. .............................     92,679        5,673,808

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                  ---------   --------------
Post Properties, Inc. ..............    166,666   $    7,919,968
Sun Communities, Inc. ..............     64,842        2,072,350
United Dominion Realty Trust,
  Inc. .............................    517,676       15,633,815
                                                  --------------
                                                     244,646,080
                                                  --------------
RETAIL REIT'S -- 27.8%
Acadia Realty Trust.................    108,243        2,760,196
Alexander's, Inc. ..................      7,754        2,405,678
CBL & Associates Properties,
  Inc. .............................    247,232       10,361,493
Cedar Shopping Centers, Inc. .......    117,538        1,900,589
Developers Diversified Realty
  Corp. ............................    422,615       23,565,012
Equity One, Inc. ...................    149,678        3,587,782
Federal Realty Investment Trust.....    204,442       15,190,040
General Growth Properties, Inc. ....    873,595       41,626,802
Glimcher Realty Trust...............    141,281        3,500,943
Heritage Property Investment
  Trust.............................    104,908        3,824,946
Inland Real Estate Corp. ...........    235,646        4,128,518
Kimco Realty Corp. .................    798,903       34,248,972
Kite Realty Group Trust.............    110,223        1,878,200
Macerich Co. .......................    275,466       21,034,584
Mills Corp. ........................    218,253        3,647,008
New Plan Excel Realty Trust.........    401,854       10,870,151
Pan Pacific Retail Properties,
  Inc. .............................    156,685       10,877,073
Pennsylvania Real Estate Investment
  Trust.............................    141,348        6,017,184
Ramco-Gershenson Properties Trust...     63,841        2,039,720
Regency Centers Corp. ..............    261,686       17,993,529
Saul Centers, Inc. .................     43,220        1,944,900
Simon Property Group, Inc. .........    851,348       77,149,156
Tanger Factory Outlet Centers,
  Inc. .............................    118,479        4,220,222
Taubman Centers, Inc. ..............    203,431        9,036,405
Weingarten Realty Investors.........    319,536       13,746,439
                                                  --------------
                                                     327,555,542
                                                  --------------
SPECIALIZED REIT'S -- 13.0%
Ashford Hospitality Trust, Inc. ....    240,485        2,868,986
DiamondRock Hospitality Co. ........    253,370        4,208,476
Equity Inns, Inc. ..................    209,813        3,340,223
Extra Space Storage, Inc. ..........    199,594        3,454,972
FelCor Lodging Trust, Inc. .........    234,789        4,707,519
Highland Hospitality Corp. .........    218,224        3,127,150
Hospitality Properties Trust........    264,988       12,507,434
Host Hotels & Resorts, Inc. ........  2,008,156       46,047,017
Innkeepers USA Trust................    165,907        2,702,625
LaSalle Hotel Properties............    154,151        6,680,904
Public Storage, Inc. ...............    489,377       42,081,528
Sovran Self Storage, Inc. ..........     68,125        3,784,344
Strategic Hotels & Resorts, Inc. ...    279,852        5,563,458
Sunstone Hotel Investors, Inc. .....    222,397        6,609,639
U-Store-It Trust....................    181,773        3,900,848
Winston Hotels, Inc. ...............    101,599        1,251,700
                                                  --------------
                                                     152,836,823
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $962,674,724)...............               1,174,588,895
                                                  --------------

STREETTRACKS DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                  ---------   --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $672,013)........    672,013   $      672,013
                                                  --------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $963,346,737)...............               1,175,260,908
OTHER ASSETS AND
  LIABILITIES -- 0.3%...............                   3,562,478
                                                  --------------
NET ASSETS -- 100.0%................              $1,178,823,386
                                                  ==============

STREETTRACKS KBW BANK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 14.7%
Mellon Financial Corp. ...............    91,181   $  3,565,177
Northern Trust Corp. .................    56,279      3,288,382
State Street Corp. (a)................    63,407      3,956,597
The Bank of New York Co., Inc. .......   118,201      4,167,767
                                                   ------------
                                                     14,977,923
                                                   ------------
CONSUMER FINANCE -- 3.2%
Capital One Financial Corp. ..........    41,973      3,301,596
                                                   ------------
DIVERSIFIED BANKS -- 20.2%
Comerica, Inc. .......................    42,516      2,420,011
U.S. Bancorp..........................   136,040      4,519,249
Wachovia Corp. .......................    97,102      5,418,291
Wells Fargo & Co. ....................   226,428      8,192,165
                                                   ------------
                                                     20,549,716
                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.8%
Bank of America Corp. ................   161,266      8,639,020
Citigroup, Inc. ......................   157,509      7,823,472
JPMorgan Chase & Co. .................   187,376      8,799,177
                                                   ------------
                                                     25,261,669
                                                   ------------
REGIONAL BANKS -- 32.8%
BB&T Corp. ...........................    86,244      3,775,762
Commerce Bancorp, Inc. ...............    28,587      1,049,429
Fifth Third Bancorp...................    87,515      3,332,571
Keycorp...............................    83,536      3,127,588
M&T Bank Corp. .......................    25,589      3,069,657
Marshall & Ilsley Corp. ..............    34,390      1,656,910
National City Corp. ..................    99,354      3,636,357
PNC Financial Services Group..........    52,641      3,813,314
Regions Financial Corp. ..............    87,386      3,214,931
SunTrust Banks, Inc. .................    53,233      4,113,846
Zions Bancorp.........................    33,119      2,643,227
                                                   ------------
                                                     33,433,592
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 4.1%
Washington Mutual, Inc. ..............    96,782      4,207,113
                                                   ------------
TOTAL COMMON STOCKS -- (Cost
  $100,557,483).......................              101,731,609
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $154,680)................   154,680   $    154,680
                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $100,712,163).......................              101,886,289
OTHER ASSETS AND
LIABILITIES -- 0.0% (b)...............                      689
                                                   ------------
NET ASSETS -- 100.0%..................             $101,886,978
                                                   ============

(a) Affiliated Issuer. See table below for more information
(b) Amount shown represents less than 0.05% of net assets.

                                       SHARES
                                     PURCHASED       SHARES SOLD
                        NUMBER     FOR THE THREE    FOR THE THREE     NUMBER
                       OF SHARES       MONTHS           MONTHS       OF SHARES
                        HELD AT        ENDED            ENDED         HELD AT
SECURITY DESCRIPTION    6/30/06       9/30/06          9/30/06        9/30/06
--------------------   ---------   --------------   --------------   ---------
State Street
  Corp. .............  97,857          61,377           95,827        63,407
(Cost $3,954,030)

                                      REALIZED
                        INCOME        GAIN ON
                        EARNED      SHARES SOLD
                        FOR THE      DURING THE         MARKET
                         THREE         THREE            VALUE
                        MONTHS         MONTHS         AT PERIOD
                         ENDED         ENDED            ENDED
SECURITY DESCRIPTION    9/30/06       9/30/06          9/30/06
--------------------   ---------   --------------   --------------
State Street
  Corp. .............   $19,571       $57,627         $3,956,597

STREETTRACKS KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 29.4%
Franklin Resources, Inc. ..............    30,783  $ 3,255,303
Investors Financial Services Corp. ....    30,188    1,300,499
Janus Capital Group, Inc. .............    84,235    1,661,114
Legg Mason, Inc. ......................    21,221    2,140,350
Mellon Financial Corp. ................    80,016    3,128,626
SEI Investments Co. ...................    34,596    1,943,949
State Street Corp. (a).................    45,820    2,859,168
T. Rowe Price Group, Inc. .............    61,145    2,925,788
                                                   -----------
                                                    19,214,797
                                                   -----------
INVESTMENT BANKING & BROKERAGE -- 55.0%
A.G. Edwards, Inc. ....................    30,913    1,647,044
E*TRADE Financial Corp. (b)............   101,401    2,425,512
Goldman Sachs Group, Inc. .............    33,700    5,701,029
Jefferies Group, Inc. .................    27,568      785,688
Lehman Brothers Holdings, Inc. ........    44,442    3,282,486
Merrill Lynch & Co., Inc. .............    71,447    5,588,584
Morgan Stanley.........................    84,869    6,187,799
Raymond James Financial, Inc. .........    54,795    1,602,206
TD Ameritrade Holding Corp. ...........   118,021    2,224,696
The Bear Stearns Cos., Inc. ...........    21,388    2,996,459
The Charles Schwab Corp. ..............   189,950    3,400,105
                                                   -----------
                                                    35,841,608
                                                   -----------
SPECIALIZED FINANCE -- 15.4%
Cbot Holdings, Inc. (a)................    10,086    1,218,288
Chicago Mercantile Exchange Holdings,
  Inc. ................................     7,816    3,738,002
International Securities Exchange,
  Inc. ................................    31,619    1,482,615
Nasdaq Stock Market, Inc. (b)..........    44,367    1,341,658
NYSE Group, Inc. (b)...................    30,508    2,280,473
                                                   -----------
                                                    10,061,036
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $66,166,030)...................             65,117,441
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $49,581)..................    49,581  $    49,581
                                                   -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $66,215,611)...................             65,167,022
OTHER ASSETS AND LIABILITIES -- 0.1%...                 35,408
                                                   -----------
NET ASSETS -- 100.0%...................            $65,202,430
                                                   ===========

(a)Affiliated Issuer. See table below for more information.
(b)Non-income producing security

                                        SHARES      SHARES SOLD
                                      PURCHASED       FOR THE
                                       FOR THE         THREE       NUMBER
                        NUMBER OF    THREE MONTHS     MONTHS      OF SHARES
                       SHARES HELD      ENDED          ENDED       HELD AT
SECURITY DESCRIPTION   AT 6/30/06      9/30/06        9/30/06      9/30/06
--------------------   -----------   ------------   -----------   ---------
State Street Corp. ...   36,620         80,817        71,617       45,820
(Cost $2,933,986)

                         INCOME      REALIZED GAIN
                       EARNED FOR    ON SHARES SOLD     MARKET
                        THE THREE      DURING THE        VALUE
                         MONTHS       THREE MONTHS     AT PERIOD
                          ENDED          ENDED           ENDED
SECURITY DESCRIPTION     9/30/06        9/30/06         9/30/06
--------------------   -----------   --------------   -----------
State Street Corp. ...   $7,324         $64,684       $2,859,168

STREETTRACKS KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
COMMON STOCKS -- 99.9%
INSURANCE BROKERS -- 7.9%
Aon Corp. .............................  124,927   $  4,231,278
Marsh & McLennan Cos., Inc. ...........  151,054      4,252,170
                                                   ------------
                                                      8,483,448
                                                   ------------
LIFE & HEALTH INSURANCE -- 29.3%
AFLAC, Inc. ...........................   96,447      4,413,415
Lincoln National Corp. ................   63,745      3,957,290
MetLife, Inc. .........................  139,053      7,881,524
Principal Financial Group, Inc. .......   86,454      4,692,723
Prudential Financial, Inc. ............   95,093      7,250,841
UnumProvident Corp. ...................  171,373      3,322,922
                                                   ------------
                                                     31,518,715
                                                   ------------
MULTI-LINE INSURANCE -- 16.9%
American International Group, Inc. ....  135,906      9,005,132
Genworth Financial, Inc. (Class A).....   98,025      3,431,855
The Hartford Financial Services Group,
  Inc. ................................   67,030      5,814,852
                                                   ------------
                                                     18,251,839
                                                   ------------
PROPERTY & CASUALTY INSURANCE -- 41.4%
ACE, Ltd. .............................   88,617      4,850,008
Axis Capital Holdings, Ltd. ...........   47,412      1,644,722
Chubb Corp. ...........................   93,179      4,841,581
Cincinnati Financial Corp. ............   66,560      3,198,874
Fidelity National Financial, Inc. .....   71,831      2,991,761
MBIA, Inc. ............................   55,332      3,399,598
SAFECO Corp. ..........................   52,649      3,102,606
The Allstate Corp. ....................  130,889      8,210,667
The Progressive Corp. .................  171,140      4,199,776
The St. Paul Travelers Cos., Inc. .....  106,834      5,009,446
XL Capital, Ltd. (Class A).............   46,096      3,166,795
                                                   ------------
                                                     44,615,834
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     -------   ------------
REINSURANCE -- 2.1%
Everest Re Group, Ltd. ................   23,538   $  2,295,661
                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.3%
MGIC Investment Corp. .................   41,561      2,492,413
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $106,568,543)..................             107,657,910
                                                   ------------
SHORT TERM INVESTMENTS -- 0.0% (a)
MONEY MARKET FUND -- 0.0% (a)
AIM Short Term Investment Class Prime
  Fund (Cost $10,593)..................   10,593         10,593
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $106,579,136)..................             107,668,503
OTHER ASSETS AND LIABILITIES -- 0.1%...                  84,062
                                                   ------------
NET ASSETS -- 100.0%...................            $107,752,565
                                                   ============

(a)Amount shown represents less than 0.05% of net assets

STREETTRACKS MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 101.0%
COMMUNICATIONS EQUIPMENT -- 19.8%
Avaya, Inc. (a).....................     364,748  $  4,172,717
Cisco Systems, Inc. (a).............     220,557     5,072,811
Juniper Networks, Inc. (a)..........     177,136     3,060,910
Motorola, Inc. .....................     172,560     4,314,000
Nokia Oyj ADR.......................     208,601     4,107,354
Nortel Networks Corp. (a)...........   1,193,331     2,744,661
QUALCOMM, Inc. .....................      86,076     3,128,863
                                                  ------------
                                                    26,601,316
                                                  ------------
COMPUTERS & PERIPHERALS -- 17.6%
Apple Computer, Inc. (a)............      54,170     4,172,715
Dell, Inc. (a)......................     118,724     2,711,656
EMC Corp. (a).......................     282,321     3,382,206
Hewlett-Packard Co. ................     133,703     4,905,563
International Business Machines
  Corp. ............................      46,377     3,800,131
Network Appliance, Inc. (a).........     129,450     4,790,945
                                                  ------------
                                                    23,763,216
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Jabil Circuit, Inc. ................     110,181     3,147,871
                                                  ------------
INTERNET & CATALOG RETAIL -- 1.9%
Amazon.com, Inc. (a)................      78,646     2,526,110
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 8.7%
eBay, Inc. (a)......................      84,162     2,386,834
Google, Inc. (a)....................       9,003     3,618,306
VeriSign, Inc. (a)..................     169,138     3,416,587
Yahoo!, Inc. (a)....................      91,463     2,312,185
                                                  ------------
                                                    11,733,912
                                                  ------------
IT SERVICES -- 13.4%
Accenture, Ltd. (Class A)...........     135,391     4,293,249
Automatic Data Processing, Inc. ....      83,015     3,929,930
First Data Corp. ...................     154,216     5,222,412
Infosys Technologies, Ltd. .........      96,843     4,622,316
                                                  ------------
                                                    18,067,907
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 17.2%
Applied Materials, Inc. ............     204,506  $  3,625,891
Broadcom Corp. (Class A) (a)........     118,441     3,593,500
Intel Corp. ........................     146,636     3,016,302
Maxim Integrated Products, Inc. ....     102,708     2,883,014
NVIDIA Corp. (a)....................     210,061     6,215,705
Texas Instruments, Inc. ............     117,051     3,891,946
                                                  ------------
                                                    23,226,358
                                                  ------------
SOFTWARE -- 20.1%
Electronic Arts, Inc. (a)...........      72,471     4,035,185
Intuit, Inc. (a)....................     145,537     4,670,282
Microsoft Corp. ....................     143,848     3,931,366
Oracle Corp. (a)....................     305,025     5,411,144
SAP AG ADR..........................      83,520     4,134,240
Symantec Corp. (a)..................     226,340     4,816,515
                                                  ------------
                                                    26,998,732
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $149,269,025)...............               136,065,422
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $145,173)........     145,173       145,173
                                                  ------------
TOTAL INVESTMENTS -- 101.1%
  (Cost $149,414,198)...............               136,210,595
OTHER ASSETS AND
  LIABILITIES -- (1.1)%.............                (1,539,379)
                                                  ------------
NET ASSETS -- 100.0%................              $134,671,216
                                                  ============

(a) Non-income producing security
ADR = American Depositary Receipt

SPDR DIVIDEND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMON STOCKS -- 99.7%
BEVERAGES -- 3.1%
Anheuser-Busch Cos., Inc. ............    48,106  $  2,285,516
The Coca-Cola Co. ....................    60,076     2,684,196
                                                  ------------
                                                     4,969,712
                                                  ------------
CHEMICALS -- 6.0%
PPG Industries, Inc. .................    45,829     3,074,209
Rohm & Haas Co. ......................    64,565     3,057,153
RPM International, Inc. ..............   178,061     3,381,378
                                                  ------------
                                                     9,512,740
                                                  ------------
COMMERCIAL BANKS -- 24.3%
AmSouth Bancorp.......................   124,116     3,604,329
Associated Bancorp....................   112,168     3,645,460
BB&T Corp. ...........................    91,015     3,984,637
Comerica, Inc. .......................    71,796     4,086,628
Fifth Third Bancorp...................   101,643     3,870,566
First Horizon National Corp. .........   122,735     4,665,157
Keycorp...............................   100,269     3,754,071
Mercantile Bankshares Corp. ..........    81,534     2,957,238
Regions Financial Corp. ..............   104,571     3,847,167
U.S. Bancorp..........................   126,739     4,210,270
                                                  ------------
                                                    38,625,523
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
ABM Industries, Inc. .................   130,313     2,444,672
Avery Dennison Corp. .................    40,661     2,446,572
                                                  ------------
                                                     4,891,244
                                                  ------------
COMPUTERS & PERIPHERALS -- 1.3%
Diebold, Inc. ........................    48,457     2,109,333
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.8%
Bank of America Corp. ................    82,855     4,438,542
                                                  ------------
ELECTRICAL EQUIPMENT -- 1.3%
Emerson Electric Co. .................    25,717     2,156,628
                                                  ------------
FOOD & STAPLES RETAILING -- 1.4%
SUPERVALU, Inc. ......................    76,947     2,281,479
                                                  ------------
FOOD PRODUCTS -- 4.8%
ConAgra Foods, Inc. ..................   126,538     3,097,650
Lancaster Colony Corp. ...............    52,900     2,367,804
Wm. Wrigley Jr., Co. .................    47,367     2,181,724
                                                  ------------
                                                     7,647,178
                                                  ------------
GAS UTILITIES -- 9.3%
National Fuel Gas Co. ................    82,421     2,996,003
Northwest Natural Gas Co. ............    94,481     3,711,214
Piedmont Natural Gas Co., Inc. .......   142,889     3,616,521
WGL Holdings, Inc. ...................   141,371     4,430,567
                                                  ------------
                                                    14,754,305
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Hillenbrand Industries, Inc. .........    32,649     1,860,340
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp. .....................    47,623     1,863,012
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
HOUSEHOLD DURABLES -- 5.8%
La-Z-Boy, Inc. .......................   255,222  $  3,562,899
Leggett & Platt, Inc. ................   122,130     3,056,914
The Stanley Works.....................    52,700     2,627,095
                                                  ------------
                                                     9,246,908
                                                  ------------
HOUSEHOLD PRODUCTS -- 4.5%
Kimberly-Clark Corp. .................    46,674     3,050,612
Procter & Gamble Co. .................    32,610     2,021,168
The Clorox Co. .......................    32,001     2,016,063
                                                  ------------
                                                     7,087,843
                                                  ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.3%
Black Hills Corp. ....................   107,111     3,600,001
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co. ...............................    34,698     2,582,225
General Electric Co. .................    84,596     2,986,239
                                                  ------------
                                                     5,568,464
                                                  ------------
MULTI-UTILITIES -- 8.6%
Consolidated Edison, Inc. ............   107,581     4,970,242
Vectren Corp. ........................   164,816     4,425,310
WPS Resources Corp. ..................    87,952     4,365,058
                                                  ------------
                                                    13,760,610
                                                  ------------
PHARMACEUTICALS -- 9.3%
Abbott Laboratories...................    48,665     2,363,173
Eli Lilly & Co. ......................    50,256     2,864,592
Johnson & Johnson.....................    35,982     2,336,671
Merck & Co., Inc. ....................    89,707     3,758,723
Pfizer, Inc. .........................   122,561     3,475,830
                                                  ------------
                                                    14,798,989
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
V. F. Corp. ..........................    43,093     3,143,634
                                                  ------------
TOBACCO -- 2.4%
Altria Group, Inc. ...................    49,034     3,753,553
                                                  ------------
WATER UTILITIES -- 1.5%
American States Water Co. ............    62,202     2,379,226
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $155,067,898).................             158,449,264
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $96,081).................    96,081        96,081
                                                  ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $155,163,979).................             158,545,345
OTHER ASSETS AND LIABILITIES --
  0.2%................................                 374,950
                                                  ------------
NET ASSETS -- 100.0%..................            $158,920,295
                                                  ============

SPDR BIOTECH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals, Inc. (a)......    49,237   $ 1,673,073
Alkermes, Inc. (a).....................   111,247     1,763,265
Amgen, Inc. (a)........................    23,687     1,694,331
Amylin Pharmaceuticals, Inc. (a).......    37,182     1,638,611
Biogen Idec, Inc. (a)..................    37,631     1,681,353
BioMarin Pharmaceuticals, Inc. (a).....   104,890     1,492,585
Celgene Corp. (a)......................    40,117     1,737,066
Cephalon, Inc. (a).....................    29,675     1,832,431
Cubist Pharmaceuticals, Inc. (a).......    72,077     1,566,954
Genentech, Inc. (a)....................    20,914     1,729,588
Genzyme Corp. (a)......................    24,048     1,622,519
Gilead Sciences, Inc. (a)..............    25,473     1,749,995
Human Genome Sciences, Inc. (a)........   142,108     1,639,926
ICOS Corp. (a).........................    67,408     1,689,245
ImClone Systems, Inc. (a)..............    53,817     1,524,098
MannKind Corp. (a).....................    85,685     1,628,015
Martek Biosciences Corp. (a)...........    75,538     1,624,822
Medarex, Inc. (a)......................   147,238     1,581,336
MedImmune, Inc. (a)....................    56,019     1,636,315
Millennium Pharmaceuticals, Inc. (a)...   150,474     1,497,216
Myogen, Inc. (a).......................    47,173     1,654,829
Myriad Genetics, Inc. (a)..............    67,705     1,668,928
Nuvelo, Inc. (a).......................    88,485     1,613,966
OSI Pharmaceuticals, Inc. (a)..........    45,063     1,691,214
PDL BioPharma, Inc. (a)................    85,331     1,638,355
Telik, Inc. (a)........................    94,238     1,676,494
Theravance, Inc. (a)...................    58,958     1,594,224
United Therapeutics Corp. (a)..........    28,986     1,522,925
Vertex Pharmaceuticals, Inc. (a).......    50,030     1,683,510
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $48,811,996).........................              47,747,189
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $41,419)..................    41,419   $    41,419
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $48,853,415).........................              47,788,608
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)..................................                 (13,077)
                                                    -----------
NET ASSETS -- 100.0%...................             $47,775,531
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

SPDR HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                   ---------   ------------
COMMON STOCKS -- 100.0%
HOME FURNISHINGS -- 14.3%
Ethan Allen Interiors, Inc. .........    360,713   $ 12,502,313
Leggett & Platt, Inc. ...............    518,818     12,986,015
Mohawk Industries, Inc. (a)..........    169,743     12,637,366
                                                   ------------
                                                     38,125,694
                                                   ------------
HOME IMPROVEMENT RETAIL -- 14.4%
Lowe's Cos., Inc. ...................    441,177     12,379,426
The Home Depot, Inc. ................    347,925     12,619,240
The Sherwin-Williams Co. ............    236,286     13,180,033
                                                   ------------
                                                     38,178,699
                                                   ------------
HOMEBUILDING -- 71.3%
Beazer Homes USA, Inc. ..............    327,030     12,767,251
Centex Corp. ........................    242,260     12,747,721
Champion Enterprises, Inc. (a).......  1,918,174     13,235,401
D.R. Horton, Inc. ...................    531,914     12,739,340
Hovnanian Enterprises, Inc. (a)......    441,851     12,963,908
KB HOME..............................    283,290     12,408,102
Lennar Corp. (Class A)...............    279,079     12,628,325
M.D.C. Holdings, Inc. ...............    282,135     13,105,171
Meritage Homes Corp. (a).............    297,499     12,378,933
NVR, Inc. (a)........................     22,099     11,822,965
Pulte Homes, Inc. ...................    404,914     12,900,560
Ryland Group, Inc. ..................    284,375     12,287,844
Standard Pacific Corp. ..............    534,991     12,572,289
Toll Brothers, Inc. (a)..............    460,949     12,943,448
WCI Communities, Inc. (a)............    711,819     12,414,123
                                                   ------------
                                                    189,915,381
                                                   ------------
TOTAL COMMON STOCKS  --
  (Cost $280,793,487)................               266,219,774
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                   ---------   ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $35,250)................     35,250   $     35,250
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $280,828,736)................               266,255,024
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)................................                     1,852
                                                   ------------
NET ASSETS -- 100.0%.................              $266,256,876
                                                   ============

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

SPDR METALS & MINING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 99.8%
ALUMINUM -- 3.8%
Alcoa, Inc. ............................   33,798   $   947,696
                                                    -----------
COAL & CONSUMABLE FUELS -- 19.4%
Arch Coal, Inc. ........................   34,168       987,797
CONSOL Energy, Inc. ....................   30,971       982,710
Foundation Coal Holdings, Inc. .........   30,906     1,000,427
Massey Energy Co. ......................   43,822       917,632
Peabody Energy Corp. ...................   25,491       937,559
                                                    -----------
                                                      4,826,125
                                                    -----------
DIVERSIFIED METALS & MINING -- 11.6%
Freeport-McMoRan Copper & Gold, Inc. ...   18,210       969,865
Phelps Dodge Corp. .....................   11,358       962,023
Titanium Metals Corp. (a)...............   37,752       954,370
                                                    -----------
                                                      2,886,258
                                                    -----------
GOLD -- 3.7%
Newmont Mining Corp. ...................   21,481       918,313
                                                    -----------
PRECIOUS METALS & MINERALS -- 11.9%
Coeur d' Alene Mines Corp. (a)..........  208,406       981,592
Hecla Mining Co. (a)....................  179,313     1,029,257
Stillwater Mining Co. (a)...............  113,256       951,350
                                                    -----------
                                                      2,962,199
                                                    -----------
STEEL -- 49.4%
AK Steel Holding Corp. (a)..............   76,176       924,777
Allegheny Technologies, Inc. ...........   15,066       936,955
Carpenter Technology Corp. .............    9,504     1,021,775
Chaparral Steel Co. (a).................   25,551       870,267
Cleveland-Cliffs, Inc. .................   26,484     1,009,305
Commercial Metals Co. ..................   46,250       940,262
Nucor Corp. ............................   20,321     1,005,686
Oregon Steel Mills, Inc. (a)............   19,333       944,804
Quanex Corp. ...........................   29,672       900,545
Reliance Steel & Aluminum Co. ..........   31,084       999,040
Steel Dynamics, Inc. ...................   18,615       939,127
United States Steel Corp. ..............   16,311       940,818
Worthington Industries, Inc. ...........   51,075       871,340
                                                    -----------
                                                     12,304,701
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $26,397,474)....................             24,845,292
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $33,602)...................   33,602   $    33,602
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $26,431,076)....................             24,878,894
OTHER ASSETS AND LIABILITIES -- 0.1%....                 16,470
                                                    -----------
NET ASSETS -- 100.0%....................            $24,895,364
                                                    ===========

(a)Non-income producing security

SPDR OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------   ----------
COMMON STOCKS -- 99.8%
OIL & GAS DRILLING -- 39.1%
Diamond Offshore Drilling, Inc. ..........   4,650   $  336,520
ENSCO International, Inc. ................   7,713      338,061
GlobalSantaFe Corp. ......................   6,965      348,180
Helmerich & Payne, Inc. ..................  14,361      330,734
Nabors Industries, Ltd. (a)...............  10,954      325,882
Noble Corp. ..............................   5,232      335,790
Patterson-UTI Energy, Inc. ...............  14,281      339,317
Pride International, Inc. (a).............  12,013      329,396
Rowan Cos., Inc. .........................  10,326      326,611
Transocean, Inc. (a)......................   4,725      346,012
Unit Corp. (a)............................   7,031      323,215
                                                     ----------
                                                      3,679,718
                                                     ----------
OIL & GAS EQUIPMENT & SERVICES -- 60.7%
Baker Hughes, Inc. .......................   5,279      360,028
BJ Services Co. ..........................  10,853      327,001
Cameron International Corp. (a)...........   7,400      357,494
FMC Technologies, Inc. (a)................   5,983      321,287
Grant Prideco, Inc. (a)...................   8,830      335,805
Halliburton Co. ..........................  11,344      322,737
Hanover Compressor Co. (a)................  18,004      328,033
Maverick Tube Corp. (a)...................   5,104      330,892
National-Oilwell Varco, Inc. (a)..........   5,566      325,889
Oceaneering International, Inc. (a).......  10,670      328,636
Schlumberger, Ltd. .......................   5,851      362,937
SEACOR Holdings, Inc. (a).................   3,885      320,512
Smith International, Inc. ................   8,902      345,398
Tetra Technologies, Inc. (a)..............  13,894      335,679
Tidewater, Inc. ..........................   7,652      338,142
Veritas DGC, Inc. (a).....................   5,000      329,100
Weatherford International, Ltd. (a).......   8,226      343,189
                                                     ----------
                                                      5,712,759
                                                     ----------
TOTAL COMMON STOCKS -- (Cost
  $10,012,389)............................            9,392,477
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------   ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime Fund
  (Cost $16,103)..........................  16,103   $   16,103
                                                     ----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $10,028,492)............................            9,408,580
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b).....................................                  (53)
                                                     ----------
NET ASSETS -- 100.0%......................           $9,408,527
                                                     ==========

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

SPDR OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 99.8%
INTEGRATED OIL & GAS -- 11.1%
Chevron Corp. ..........................   25,205   $ 1,634,796
ConocoPhillips..........................   26,807     1,595,821
Exxon Mobil Corp. ......................   24,091     1,616,506
Occidental Petroleum Corp. .............   35,356     1,700,977
                                                    -----------
                                                      6,548,100
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION -- 77.9%
Anadarko Petroleum Corp. ...............   35,632     1,561,751
Apache Corp. ...........................   24,724     1,562,557
Cabot Oil & Gas Corp. ..................   34,563     1,656,605
Cheniere Energy, Inc. (a)...............   51,690     1,535,710
Chesapeake Energy Corp. ................   53,612     1,553,676
Cimarex Energy Co. .....................   44,372     1,561,451
Comstock Resources, Inc. (a)............   58,573     1,590,257
Denbury Resources, Inc. (a).............   56,450     1,631,405
Devon Energy Corp. .....................   23,748     1,499,686
EOG Resources, Inc. ....................   26,026     1,692,991
Forest Oil Corp. (a)....................   52,002     1,642,743
Helix Energy Solutions Group, Inc.
  (a)...................................   46,421     1,550,461
Mariner Energy, Inc. (a)................   86,766     1,593,891
Newfield Exploration Co. (a)............   41,376     1,594,631
Noble Energy, Inc. .....................   34,717     1,582,748
Penn Virginia Corp. ....................   23,949     1,518,606
Petrohawk Energy Corp. (a)..............  145,283     1,508,038
Pioneer Natural Resources Co. ..........   40,378     1,579,587
Plains Exploration & Production Co.
  (a)...................................   39,072     1,676,580
Pogo Producing Co. .....................   39,430     1,614,659
Quicksilver Resources, Inc. (a).........   49,727     1,586,291
Range Resources Corp. ..................   63,106     1,592,795
Southwestern Energy Co. (a).............   50,996     1,523,251
St. Mary Land & Exploration Co. ........   42,254     1,551,144
Swift Energy Co. (a)....................   36,690     1,534,376
The Houston Exploration Co. (a).........   25,308     1,395,736
Ultra Petroleum Corp. (a)...............   35,102     1,688,757
Whiting Petroleum Corp. (a).............   38,830     1,557,083
XTO Energy, Inc. .......................   38,323     1,614,548
                                                    -----------
                                                     45,752,014
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
OIL & GAS REFINING & MARKETING -- 10.8%
Frontier Oil Corp. .....................   60,180   $ 1,599,584
Sunoco, Inc. ...........................   25,205     1,567,499
Tesoro Corp. ...........................   27,296     1,582,622
Valero Energy Corp. ....................   31,006     1,595,879
                                                    -----------
                                                      6,345,584
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $58,359,646)..........................             58,645,698
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $88,867)...................   88,867        88,867
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $58,448,513)..........................             58,734,565
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...................................                  4,321
                                                    -----------
NET ASSETS -- 100.0%....................            $58,738,886
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

SPDR PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
COMMON STOCKS -- 100.0%
PHARMACEUTICALS -- 100.0%
Abbott Laboratories......................  16,372   $   795,024
Allergan, Inc. ..........................   7,154       805,612
Andrx Corp. (a)..........................  33,118       809,073
Barr Pharmaceuticals, Inc. (a)...........  15,071       782,788
Bristol-Myers Squibb Co. ................  32,507       810,074
Eli Lilly & Co. .........................  14,782       842,574
Endo Pharmaceuticals Holdings, Inc.
  (a)....................................  25,813       840,213
Forest Laboratories, Inc. (a)............  16,283       824,083
Johnson & Johnson........................  12,699       824,673
King Pharmaceuticals, Inc. (a)...........  49,274       839,136
Medicis Pharmaceutical Corp. (Class A)...  26,525       858,084
Merck & Co., Inc. .......................  19,710       825,849
MGI Pharma, Inc. (a).....................  47,262       813,379
Mylan Laboratories, Inc. ................  38,120       767,356
Perrigo Co. .............................  49,911       846,990
Pfizer, Inc. ............................  28,890       819,320
Schering-Plough Corp. ...................  37,978       838,934
Sepracor, Inc. (a).......................  16,845       815,972
Valeant Pharmaceuticals International....  40,003       791,259
Watson Pharmaceuticals, Inc. (a).........  29,925       783,137
Wyeth....................................  16,175       822,337
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $15,819,520)...........................            17,155,867
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $214).......................     214   $       214
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $15,819,735)...........................            17,156,081
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)....................................                 6,454
                                                    -----------
NET ASSETS -- 100.0%.....................           $17,162,535
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

SPDR RETAIL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 39.1%
Abercrombie & Fitch Co. ................   18,089   $ 1,256,824
Aeropostale, Inc. (a)...................   42,444     1,240,638
American Eagle Outfitters, Inc. ........   29,182     1,279,047
AnnTaylor Stores Corp. (a)..............   29,472     1,233,698
Charming Shoppes, Inc. (a)..............   87,234     1,245,702
Chico's FAS, Inc. (a)...................   59,797     1,287,429
Christopher & Banks Corp. ..............   44,182     1,302,485
Dress Barn, Inc. (a)....................   65,081     1,420,068
Foot Locker, Inc. ......................   54,136     1,366,934
Gymboree Corp. (a)......................   34,101     1,438,380
Limited Brands..........................   45,489     1,205,004
Mens Wearhouse, Inc. ...................   33,844     1,259,335
Pacific Sunwear of California, Inc.
  (a)...................................   80,388     1,212,251
Payless ShoeSource, Inc. (a)............   50,702     1,262,480
Ross Stores, Inc. ......................   47,380     1,203,926
The Cato Corp. (Class A)................   54,180     1,187,084
The Children's Place Retail Stores, Inc.
  (a)...................................   21,196     1,357,180
The Gap, Inc. ..........................   68,639     1,300,709
The TJX Cos., Inc. .....................   43,838     1,228,779
Tween Brands, Inc. (a)..................   35,164     1,322,166
Urban Outfitters, Inc. (a)..............   71,218     1,259,846
                                                    -----------
                                                     26,869,965
                                                    -----------
CATALOG RETAIL -- 1.8%
Coldwater Creek, Inc. (a)...............   42,944     1,235,069
                                                    -----------
COMPUTER & ELECTRONICS RETAIL -- 5.2%
Best Buy Co., Inc. .....................   22,850     1,223,846
Circuit City Stores, Inc. ..............   47,093     1,182,505
GameStop Corp. (Class A) (a)............   25,816     1,194,765
                                                    -----------
                                                      3,601,116
                                                    -----------
DEPARTMENT STORES -- 9.1%
Federated Department Stores, Inc. ......   29,291     1,265,664
J. C. Penney Co., Inc. .................   19,002     1,299,547
Kohl's Corp. (a)........................   18,401     1,194,593
Nordstrom, Inc. ........................   29,568     1,250,726
Sears Holdings Corp. (a)................    7,780     1,229,940
                                                    -----------
                                                      6,240,470
                                                    -----------
DRUG RETAIL -- 3.2%
CVS Corp. ..............................   35,408     1,137,305
Walgreen Co. ...........................   24,620     1,092,882
                                                    -----------
                                                      2,230,187
                                                    -----------
FOOD RETAIL -- 7.4%
Safeway, Inc. ..........................   41,932     1,272,636
SUPERVALU, Inc. ........................   41,082     1,218,081
The Kroger Co. .........................   54,664     1,264,925
Whole Foods Market, Inc. ...............   21,838     1,297,833
                                                    -----------
                                                      5,053,475
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
GENERAL MERCHANDISE STORES -- 7.2%
Dollar General Corp. ...................   85,299   $ 1,162,625
Dollar Tree Stores, Inc. (a)............   40,199     1,244,561
Family Dollar Stores, Inc. .............   42,558     1,244,396
Target Corp. ...........................   22,928     1,266,772
                                                    -----------
                                                      4,918,354
                                                    -----------
HYPERMARKETS & SUPER CENTERS -- 3.6%
Costco Wholesale Corp. .................   24,690     1,226,599
Wal-Mart Stores, Inc. ..................   25,508     1,258,055
                                                    -----------
                                                      2,484,654
                                                    -----------
SPECIALTY STORES -- 23.4%
Barnes & Noble, Inc. ...................   33,971     1,288,860
Borders Group, Inc. ....................   59,999     1,223,980
Claire's Stores, Inc. ..................   44,405     1,294,850
Dick's Sporting Goods, Inc. (a).........   27,011     1,229,541
Michaels Stores, Inc. ..................   28,475     1,239,801
Office Depot, Inc. (a)..................   30,978     1,229,827
OfficeMax, Inc. ........................   30,550     1,244,607
PETCO Animal Supplies, Inc. (a).........   43,070     1,233,525
PETsMART, Inc. .........................   45,071     1,250,720
Staples, Inc. ..........................   49,238     1,197,960
Tiffany & Co. ..........................   35,196     1,168,507
Tractor Supply Co. (a)..................   26,137     1,261,372
Zale Corp. (a)..........................   44,229     1,226,912
                                                    -----------
                                                     16,090,462
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $67,758,725)..........................             68,723,752
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0%(b)
AIM Short Term Investment Class Prime
  Fund (Cost $5,358)....................    5,358         5,358
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $67,764,083)..........................             68,729,110
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...................................                 10,736
                                                    -----------
NET ASSETS -- 100.0%....................            $68,739,846
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.05 % of net assets.

SPDR SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
COMMON STOCKS -- 100.0%
SEMICONDUCTORS -- 100.0%
Advanced Micro Devices, Inc. (a)........   76,284   $ 1,895,657
Agere Systems, Inc. (a).................  123,578     1,845,020
Altera Corp. (a)........................  103,544     1,903,139
Analog Devices, Inc. ...................   64,762     1,903,355
Atmel Corp. (a).........................  331,772     2,003,903
Broadcom Corp. (Class A) (a)............   71,265     2,162,180
Cypress Semiconductor Corp. (a).........  126,483     2,247,603
Fairchild Semiconductor International,
  Inc. (a)..............................  106,070     1,983,509
Freescale Semiconductor, Inc. (Class B)
  (a)...................................   54,550     2,073,445
Integrated Device Technology, Inc.
  (a)...................................  126,726     2,035,220
Intel Corp. ............................  103,648     2,132,039
International Rectifier Corp. (a).......   54,616     1,902,821
Intersil Corp. (Class A)................   77,949     1,913,648
Linear Technology Corp. ................   59,830     1,861,910
LSI Logic Corp. (a).....................  238,652     1,961,719
Maxim Integrated Products, Inc. ........   62,784     1,762,347
Microchip Technology, Inc. .............   59,870     1,940,985
Micron Technology, Inc. (a).............  111,998     1,948,765
National Semiconductor Corp. ...........   82,235     1,934,990
NVIDIA Corp. (a)........................   68,464     2,025,850
Texas Instruments, Inc. ................   63,383     2,107,485
Xilinx, Inc. ...........................   90,349     1,983,161
                                                    -----------
TOTAL COMMON STOCKS  -- (Cost
  $46,398,079)..........................             43,528,751
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      -------   -----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $2,532)....................    2,532   $     2,532
                                                    -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $46,400,611)..........................             43,531,283
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...................................                (12,341)
                                                    -----------
NET ASSETS -- 100.0%....................            $43,518,942
                                                    ===========

(a)Non-income producing security
(b)Amount shown represents less than 0.05% of net assets.

STREETTRACKS KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------   ----------
COMMON STOCKS -- 98.7%
REGIONAL BANKS -- 87.1%
Associated Bancorp........................  2,898    $   94,185
BancorpSouth, Inc. .......................  4,014       111,429
Bank of Hawaii Corp. .....................  1,830        88,133
Boston Private Financial Holdings,
  Inc. ...................................  3,221        89,801
Cathay General Bancorp....................  2,819       101,766
Central Pacific Financial Corp. ..........  2,690        98,400
Chittenden Corp. .........................  3,545       101,706
Citizens Banking Corp. ...................  3,160        82,982
City National Corp. ......................  1,364        91,470
Colonial BancGroup, Inc. .................  4,320       105,840
Commerce Bancshares, Inc. ................  2,034       102,859
Compass Bancshares, Inc. .................  1,659        94,530
Cullen/Frost Bankers, Inc. ...............  1,619        93,611
East West Bancorp, Inc. ..................  2,690       106,551
F N B Corp. ..............................  4,883        81,351
First Horizon National Corp. .............  2,241        85,180
First Midwest Bancorp, Inc. ..............  2,729       103,402
FirstMerit Corp. .........................  3,697        85,659
Fulton Financial Corp. ...................  5,361        86,795
Greater Bay Bancorp.......................  3,697       104,292
Huntington Bancshares, Inc. ..............  4,114        98,448
Mercantile Bankshares Corp. ..............  2,794       101,338
Old National Bancorp......................  4,413        84,288
Pacific Capital Bancorp...................  3,134        84,524
Provident Bankshares Corp. ...............  2,944       109,075
Signature Bank (a)........................  3,035        93,873
Sky Financial Group, Inc. ................  3,528        87,847
South Financial Group, Inc. ..............  3,420        89,023
Susquehanna Bancshares, Inc. .............  3,897        95,243
SVB Financial Group (a)...................  1,960        87,494
Synovus Financial Corp. ..................  3,437       100,945
TCF Financial Corp. ......................  3,703        97,352
TD Banknorth, Inc. .......................  3,703       106,943
Texas Regional Bancshare, Inc. ...........  2,440        93,818
Trustmark Corp. ..........................  3,335       104,819
UCBH Holdings, Inc. ......................  5,294        92,433
Umpqua Holdings Corp. ....................  4,113       117,632
UnionBanCal Corp. ........................  1,395        84,956
United Bankshares, Inc. ..................  2,729       101,573
Valley National Bancorp...................  4,114       105,195
Westamerica Bancorp.......................  1,774        89,605
Whitney Holding Corp. ....................  3,016       107,882
Wilmington Trust Corp. ...................  2,719       121,131
Wintrust Financial Corp. .................  1,774        88,966
                                                     ----------
                                                      4,254,345
                                                     ----------

SECURITY DESCRIPTION                        SHARES     VALUE
--------------------                        ------   ----------
THRIFTS & MORTGAGE FINANCE -- 11.6%
Brookline Bancorp, Inc. ..................  6,144    $   84,480
Corus Bankshares, Inc. ...................  3,420        76,471
Hudson City Bancorp, Inc. ................  6,915        91,624
People's Bank.............................  3,264       129,287
Sovereign Bancorp, Inc. ..................  4,114        88,492
Webster Financial Corp. ..................  2,059        96,999
                                                     ----------
                                                        567,353
                                                     ----------
TOTAL COMMON STOCKS -- (Cost
  $4,984,888).............................            4,821,698
                                                     ----------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
AIM Short Term Investment Class Prime Fund
  (Cost $36,843)..........................  36,843       36,843
                                                     ----------
TOTAL INVESTMENTS -- 99.4% (Cost
  $5,021,731).............................            4,858,541
OTHER ASSETS AND LIABILITIES -- 0.6%......               28,159
                                                     ----------
NET ASSETS -- 100.0%......................           $4,886,700
                                                     ==========

(a)Non-income producing security

NOTES:
--------------------------------------------------------------------------------

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Portfolio securities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

In addition, in September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2006 were as follows:

                                                                     GROSS          GROSS       NET UNREALIZED
                                                                   UNREALIZED     UNREALIZED     APPRECIATION
                                                IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                ---------------   ------------   ------------   --------------
DJ Wilshire Total Market ETF..................   $ 86,458,015     $ 20,114,484   $ 6,222,715     $ 13,891,769
DJ Wilshire Large Cap ETF.....................     12,014,224          248,858       128,262          120,596
DJ Wilshire Large Cap Growth ETF..............    161,769,603       12,791,436     5,245,522        7,545,914
DJ Wilshire Large Cap Value ETF...............    112,762,106       13,564,903     1,811,668       11,753,235
DJ Wilshire Mid Cap ETF.......................     15,546,703        1,087,107       716,114          370,993
DJ Wilshire Mid Cap Growth ETF................     19,854,715        1,357,910     1,050,802          307,108
DJ Wilshire Mid Cap Value ETF.................      8,203,472          379,263       336,666           42,597
DJ Wilshire Small Cap ETF.....................     14,445,268        1,100,434     1,146,521          (46,087)
DJ Wilshire Small Cap Growth ETF..............     62,452,417        7,130,226     5,310,392        1,819,834
DJ Wilshire Small Cap Value ETF...............     76,124,128        9,455,511     3,696,571        5,758,940
DJ Wilshire Global Titans ETF.................    114,786,115       11,929,333     1,962,505        9,966,828
DJ Wilshire REIT ETF..........................    963,346,737      220,170,350     8,256,179      211,914,171
KBW Bank ETF..................................    100,712,163        1,791,936       617,810        1,174,126
KBW Capital Markets ETF.......................     66,215,611          513,754     1,562,343       (1,048,589)
KBW Insurance ETF.............................    106,579,136        1,427,366       337,999        1,089,367
Morgan Stanley Technology ETF.................    149,414,198        4,063,124    17,266,727      (13,203,603)
SPDR Dividend ETF.............................    155,163,979        4,496,015     1,114,649        3,381,366
SPDR Pharmaceuticals ETF......................     15,819,735        1,557,376       221,030        1,336,346
SPDR Biotech ETF..............................     48,853,415        1,216,244     2,281,051       (1,064,807)
SPDR Homebuilders ETF.........................    280,828,736          378,327    14,952,039      (14,573,712)
SPDR Semiconductor ETF........................     46,400,611        2,000,990     4,870,318       (2,869,328)
SPDR Oil & Gas Equipment & Services ETF.......     10,028,492            2,576       622,488         (619,912)
SPDR Oil & Gas Exploration & Production ETF...     58,448,513          762,899       476,847          286,052
SPDR Retail ETF...............................     67,764,083        1,452,114       487,087          965,027
SPDR Metals & Mining ETF......................     26,431,076          938,168     2,490,350       (1,552,182)
KBW Regional Bank ETF.........................      5,021,731            1,184       164,374         (163,190)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.ssgafunds.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.                        CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         Treasurer

Date:    November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         Treasurer

Date:    November 20, 2006